UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock 20/80 Target Allocation Fund

BlackRock 40/60 Target Allocation Fund

BlackRock 60/40 Target Allocation Fund

BlackRock 80/20 Target Allocation Fund

BlackRock Core Bond Portfolio

BlackRock Credit Strategies Income Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock U.S. Government Bond Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2017

Date of reporting period: 12/31/2016

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2016 (Unaudited)	BlackRock 20/80 Target Allocation Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 24.5%
BlackRock Global Allocation Fund, Inc., Class K	616,115	$11,256,426
BlackRock Total Emerging Markets Fund, Institutional Class	755,023	6,870,711
iShares Core MSCI EAFE ETF	126,753	6,797,763
iShares Core S&P 500 ETF	30,732	6,914,393
iShares Core S&P Total U.S. Stock Market ETF	847,436	43,464,992
iShares Edge MSCI Min Vol USA ETF	248,115	11,219,760

		86,524,045

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 75.4%
BlackRock Global Long/Short Credit Fund, Class K (b)	1,393,640	$14,117,576
BlackRock Strategic Income Opportunities Portfolio, Class K	4,383,284	43,131,510
iShares 7-10 Year Treasury Bond ETF	161,856	16,965,746
iShares Core U.S. Aggregate Bond ETF	511,788	55,303,811
iShares Floating Rate Bond ETF	145,104	7,361,126
iShares iBoxx $ Investment Grade Corporate Bond ETF	26,610	3,118,160
iShares Intermediate Credit Bond ETF	258,156	27,929,898
iShares J.P. Morgan USD Emerging Markets Bond ETF (c)	124,077	13,675,767
iShares Short Maturity Bond ETF	63,994	3,211,219
iShares TIPS Bond ETF	183,177	20,730,141
Master Total Return Portfolio	—	60,125,104

		265,670,058

Short-Term Securities — 3.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.36% (d)	307,766	307,766
SL Liquidity Series, LLC, Money Market Series, 0.95% (d)(e)	12,730,829	12,732,102

		13,039,868
Total Affiliated Investment Companies (Cost — $365,225,500*) — 103.6%		365,233,971
Liabilities in Excess of Other Assets — (3.6)%		(12,741,576)

Net Assets — 100.0%		$352,492,395

Notes to Schedule of Investments

*	As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$365,499,072

Gross unrealized appreciation	$9,167,735
Gross unrealized depreciation	(9,432,836)

Net unrealized depreciation	$(265,101)

Portfolio Abbreviation

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
CHF	Swiss Franc	HKD	Hong Kong Dollar	SEK	Swedish Krona
DKK	Danish Krone	ILS	Israel Shekel	SGD	Singapore Dollar
ETF	Exchange-Traded Fund	JPY	Japanese Yen	USD	US Dollar
EUR	Euro	NOK	Norwegian Krone

BLACKROCK FUNDS II	DECEMBER 31, 2016	1

Schedule of Investments (continued)	BlackRock 20/80 Target Allocation Fund

(a)	During the period ended December 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at September 30, 2016	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain (Loss)
BlackRock Global Allocation Fund, Inc., Class K	1,044,347	16,759	(444,991)	616,115	$ 11,256,426	$148,323		$221,783
BlackRock Global Long/Short Credit Fund, Class K	1,180,647	316,348	(103,355)	1,393,640	14,117,576	—		2,248
BlackRock Global Long/Short Equity Fund, Class K	772,809	1,035	(773,844)	—	—	—		(197,868)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,478,046	—	(1,170,280)[1]	307,766	307,766	314		—
BlackRock Strategic Income Opportunities Portfolio, Class K	4,338,806	370,382	(325,904)	4,383,284	43,131,510	366,948		(6,737)
BlackRock Total Emerging Markets Fund, Institutional Class	788,903	21,564	(55,444)	755,023	6,870,711	78,437		55,636
iShares 20+ Year Treasury Bond ETF	55,766	115	(55,881)	—	—	13,778		690,195
iShares 7-10 Year Treasury Bond ETF	—	173,792	(11,936)	161,856	16,965,746	78,351		(39,747)
iShares Core MSCI EAFE ETF	135,533	763	(9,543)	126,753	6,797,763	76,070		(14,659)
iShares Core MSCI Emerging Markets ETF	—	165,786	(165,786)	—	—	—		(192,162)
iShares Core S&P 500 ETF	—	32,250	(1,518)	30,732	6,914,393	40,469		12,802
iShares Core S&P Total U.S. Stock Market ETF	633,937	285,099	(71,600)	847,436	43,464,992	233,649		25,396
iShares Core U.S. Aggregate Bond ETF	543,912	5,921	(38,045)	511,788	55,303,811	460,492		(124,637)
iShares Edge MSCI Min Vol USA ETF	316,090	1,285	(69,260)	248,115	11,219,760	77,961		(182,418)
iShares Floating Rate Bond ETF	154,513	791	(10,200)	145,104	7,361,126	32,459		(645)
iShares iBoxx $ Investment Grade Corporate Bond ETF	125,193	28,150	(126,733)	26,610	3,118,160	57,507		(88,020)
iShares Intermediate Credit Bond ETF	—	276,925	(18,769)	258,156	27,929,898	172,956		(31,713)
iShares J.P. Morgan USD Emerging Markets Bond ETF	197,149	900	(73,972)	124,077	13,675,767	277,996		(231,074)
iShares MBS ETF	139,192	250	(139,442)	—	—	21,985		(41,175)
iShares Short Maturity Bond ETF	304,934	67,480	(308,420)	63,994	3,211,219	20,669		(3,628)
iShares TIPS Bond ETF	193,356	3,298	(13,477)	183,177	20,730,141	46,028		(35,887)
Master Total Return Portfolio	$72,498,043	—	$(12,372,939)[1,2]	$60,125,104	60,125,104	577,595		(134,616)
SL Liquidity Series, LLC, Money Market Series	29,604,881	—	(16,874,052)[1]	12,730,829	12,732,102	23,590	[3]	4,037
Total					$365,233,971	$2,805,577		$(312,889)

[1]	Represents net shares/investment value sold.

[2]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

2	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock 20/80 Target Allocation Fund

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	702,976	USD	503,756	Morgan Stanley & Co. International PLC	1/05/17	$ 3,465
CHF	569,305	USD	554,631	Morgan Stanley & Co. International PLC	1/05/17	4,697
CHF	25,362	USD	24,955	State Street Bank and Trust Co.	1/05/17	(37)
DKK	763,409	USD	107,402	Morgan Stanley & Co. International PLC	1/05/17	730
DKK	99,810	USD	14,209	Northern Trust Corp.	1/05/17	(71)
EUR	1,880,110	USD	1,966,472	Morgan Stanley & Co. International PLC	1/05/17	13,284
EUR	84,242	USD	89,192	Northern Trust Corp.	1/05/17	(485)
GBP	58,377	USD	72,931	UBS AG	1/05/17	(975)
GBP	1,006,867	USD	1,236,810	Westpac Banking Corp.	1/05/17	4,274
HKD	1,792,313	USD	230,993	Royal Bank of Canada	1/05/17	148
ILS	96,053	USD	25,141	Citibank N.A.	1/05/17	(201)
ILS	87,718	USD	22,855	Deutsche Bank AG	1/05/17	(80)
JPY	203,455,121	USD	1,736,840	Westpac Banking Corp.	1/05/17	4,577
NOK	440,693	USD	50,635	Morgan Stanley & Co. International PLC	1/05/17	402
NZD	33,766	USD	23,198	Morgan Stanley & Co. International PLC	1/05/17	253
SEK	1,946,059	USD	211,634	Morgan Stanley & Co. International PLC	1/05/17	2,058
SGD	132,391	USD	91,421	Morgan Stanley & Co. International PLC	1/05/17	(4)
USD	518,681	AUD	702,976	Standard Chartered Bank	1/05/17	11,459
USD	587,154	CHF	594,668	Royal Bank of Canada	1/05/17	2,908
USD	122,841	DKK	863,220	Morgan Stanley & Co. International PLC	1/05/17	571
USD	2,078,127	EUR	1,964,352	Barclays Bank PLC	1/05/17	9,663
USD	1,327,720	GBP	1,065,244	HSBC Bank PLC	1/05/17	14,680
USD	231,160	HKD	1,792,313	Deutsche Bank AG	1/05/17	19
USD	47,499	ILS	183,771	Bank of America N.A.	1/05/17	(215)
USD	1,757,660	JPY	197,486,151	Citibank N.A.	1/05/17	67,333
USD	52,339	JPY	5,968,970	Morgan Stanley & Co. International PLC	1/05/17	1,249
USD	51,202	NOK	440,693	Royal Bank of Scotland PLC	1/05/17	165
USD	23,614	NZD	33,766	Westpac Banking Corp.	1/05/17	162
USD	210,415	SEK	1,946,059	Morgan Stanley & Co. International PLC	1/05/17	(3,277)
USD	92,386	SGD	132,391	State Street Bank and Trust Co.	1/05/17	969
AUD	12,081	USD	8,732	Northern Trust Corp.	2/03/17	58
CHF	12,333	USD	12,173	Morgan Stanley & Co. International PLC	2/03/17	(75)
GBP	16,790	USD	20,791	Citibank N.A.	2/03/17	(87)
HKD	250,256	USD	32,281	Northern Trust Corp.	2/03/17	(6)
ILS	1,579	USD	411	Goldman Sachs International	2/03/17	(1)
JPY	3,151,283	USD	27,059	Royal Bank of Canada	2/03/17	(174)
NZD	4,111	USD	2,863	State Street Bank and Trust Co.	2/03/17	(4)
SGD	6,032	USD	4,177	Northern Trust Corp.	2/03/17	13
USD	503,411	AUD	702,976	Morgan Stanley & Co. International PLC	2/03/17	(3,421)
USD	555,569	CHF	569,305	Morgan Stanley & Co. International PLC	2/03/17	(4,917)
USD	107,556	DKK	763,409	Morgan Stanley & Co. International PLC	2/03/17	(758)
USD	1,748	DKK	12,264	Northern Trust Corp.	2/03/17	16
USD	1,969,197	EUR	1,880,110	Morgan Stanley & Co. International PLC	2/03/17	(13,597)
USD	25,585	EUR	24,150	State Street Bank and Trust Co.	2/03/17	228
USD	1,237,669	GBP	1,006,867	Westpac Banking Corp.	2/03/17	(4,395)

BLACKROCK FUNDS II	DECEMBER 31, 2016	3

Schedule of Investments (continued)	BlackRock 20/80 Target Allocation Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	231,010	HKD	1,792,313	Royal Bank of Canada	2/03/17	$ (168)
USD	25,158	ILS	96,053	Citibank N.A.	2/03/17	200
USD	1,739,035	JPY	203,455,121	Westpac Banking Corp.	2/03/17	(5,209)
USD	50,644	NOK	440,693	Morgan Stanley & Co. International PLC	2/03/17	(406)
USD	4,220	NOK	36,275	Northern Trust Corp.	2/03/17	1
USD	23,176	NZD	33,766	Morgan Stanley & Co. International PLC	2/03/17	(252)
USD	211,969	SEK	1,946,059	Morgan Stanley & Co. International PLC	2/03/17	(2,130)
USD	91,394	SGD	132,391	Morgan Stanley & Co. International PLC	2/03/17	(4)
Total						$102,633

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

4	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (concluded)	BlackRock 20/80 Target Allocation Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$86,524,045	—	—	$86,524,045
Fixed Income Funds[1]	205,544,954	—	—	205,544,954
Short-Term Securities.	307,766	—	—	307,766

Subtotal	$292,376,765	—	—	$292,376,765

Investments Valued at NAV[2]				72,857,206

Total Investments				$365,233,971

Derivative Financial Instruments[3]
Assets:
Foreign currency exchange contracts	—	$143,582	—	$143,582
Liabilities:
Foreign currency exchange contracts	—	(40,949)	—	(40,949)

Total	—	$102,633	—	$102,633

[1]	See above Schedule of Investments for values in each security type.

[2]

As of December 31, 2016, certain of the Fund’s investments were valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[3]	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS II	DECEMBER 31, 2016	5

Schedule of Investments December 31, 2016 (Unaudited)	BlackRock 40/60 Target Allocation Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 49.1%
BlackRock Global Allocation Fund, Inc., Class K	1,853,741	$33,867,841
BlackRock Total Emerging Markets Fund, Institutional Class	2,624,512	23,883,060
iShares Core MSCI EAFE ETF	306,394	16,431,910
iShares Core S&P 500 ETF	36,052	8,111,339
iShares Core S&P Total U.S. Stock Market ETF	1,907,708	97,846,343
iShares Edge MSCI Min Vol USA ETF	288,378	13,040,453
iShares Edge MSCI USA Momentum Factor ETF	115,095	8,731,107

		201,912,053

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 51.1%
BlackRock Global Long/Short Credit Fund, Class K (b)	1,594,563	$16,152,921
BlackRock Strategic Income Opportunities Portfolio, Class K	2,209,954	21,745,945
iShares 7-10 Year Treasury Bond ETF	188,586	19,767,585
iShares Floating Rate Bond ETF	169,146	8,580,777
iShares iBoxx $ Investment Grade Corporate Bond ETF	30,266	3,546,570
iShares Intermediate Credit Bond ETF	338,277	36,598,189
iShares J.P. Morgan USD Emerging Markets Bond ETF (c)	143,601	15,827,702
iShares Short Maturity Bond ETF (c)	71,488	3,587,268
iShares TIPS Bond ETF	210,818	23,858,273
Master Total Return Portfolio	—	60,645,789

		210,311,019

Short-Term Securities — 2.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.36% (d)	609,500	609,500
SL Liquidity Series, LLC, Money Market Series, 0.95% (d)(e)	11,525,393	11,526,545

		12,136,045
Total Affiliated Investment Companies (Cost — $419,697,498*) — 103.1%		424,359,117
Liabilities in Excess of Other Assets — (3.1)%		(12,850,745)

Net Assets — 100.0%		$411,508,372

Notes to Schedule of Investments

*	As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$420,612,134

Gross unrealized appreciation	$13,421,601
Gross unrealized depreciation	(9,674,618)

Net unrealized appreciation	$3,746,983

BLACKROCK FUNDS II	DECEMBER 31, 2016	1

Schedule of Investments (continued)	BlackRock 40/60 Target Allocation Fund

(a)	During the period ended December 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at September 30, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain (Loss)
BlackRock Global Allocation Fund, Inc., Class K	2,024,497	82,163		(252,919)	1,853,741	$33,867,841	$457,664		$249,384
BlackRock Global Long/Short Credit Fund, Class K	1,280,941	342,067		(28,445)	1,594,563	16,152,921	—		154
BlackRock Global Long/Short Equity Fund, Class K	1,528,605	6,204		(1,534,809)	—	—	—		(367,589)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,111,293	—		(501,793)[1]	609,500	609,500	826		—
BlackRock Strategic Income Opportunities Portfolio, Class K	3,839,383	75,019		(1,704,448)	2,209,954	21,745,945	195,586		179,439
BlackRock Total Emerging Markets Fund, Institutional Class	2,550,176	121,153		(46,817)	2,624,512	23,883,060	268,871		253,733
iShares 20+ Year Treasury Bond ETF	60,027	300		(60,327)	—	—	14,830		757,167
iShares 7-10 Year Treasury Bond ETF	—	191,937		(3,351)	188,586	19,767,585	88,612		(17,577)
iShares Core MSCI EAFE ETF	304,345	7,310		(5,261)	306,394	16,431,910	181,598		(8,827)
iShares Core MSCI Emerging Markets ETF	—	181,702		(181,702)	—	—	—		(211,732)
iShares Core S&P 500 ETF	—	36,681		(629)	36,052	8,111,339	46,885		3,327
iShares Core S&P Total U.S. Stock Market ETF	1,437,663	518,323		(48,278)	1,907,708	97,846,343	520,287		38,010
iShares Core U.S. Aggregate Bond ETF	75,731	300		(76,031)	—	—	15,385		124,046
iShares Edge MSCI Min Vol USA ETF	431,178	7,559		(150,359)	288,378	13,040,453	90,183		(404,664)
iShares Edge MSCI USA Momentum Factor ETF	114,107	2,781		(1,793)	115,095	8,731,107	44,796		(4,791)
iShares Floating Rate Bond ETF	168,416	3,567		(2,837)	169,146	8,580,777	36,608		(169)
iShares iBoxx $ Investment Grade Corporate Bond ETF	135,559	31,339		(136,632)	30,266	3,546,570	62,859		(88,135)
iShares Intermediate Credit Bond ETF	—	344,059		(5,782)	338,277	36,598,189	219,897		(15,085)
iShares J.P. Morgan USD Emerging Markets Bond ETF	209,205	6,054		(71,658)	143,601	15,827,702	303,462		(214,737)
iShares Short Maturity Bond ETF	410,619	74,589		(413,720)	71,488	3,587,268	26,404		(4,603)
iShares TIPS Bond ETF	174,176	40,377		(3,735)	210,818	23,858,273	51,808		(13,669)
Master Total Return Portfolio	$61,747,798	—		$(1,102,009)[1,2]	$60,645,789	60,645,789	555,092		(145,212)
SL Liquidity Series, LLC, Money Market Series	10,172,983	1,352,410	[3]	—	11,525,393	11,526,545	28,861	[4]	1,081
Total						$424,359,117	$3,210,514		$109,551

[1]	Represents net shares/investment value sold.

[2]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[3]	Represents net shares purchased.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

2	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock 40/60 Target Allocation Fund

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,637,483	USD	1,173,429	Morgan Stanley & Co. International PLC	1/05/17	$ 8,071
CHF	1,336,968	USD	1,302,507	Morgan Stanley & Co. International PLC	1/05/17	11,031
DKK	1,797,415	USD	252,874	Morgan Stanley & Co. International PLC	1/05/17	1,719
DKK	143,327	USD	20,404	Northern Trust Corp.	1/05/17	(102)
EUR	4,433,053	USD	4,636,683	Morgan Stanley & Co. International PLC	1/05/17	31,323
EUR	42,110	USD	44,595	State Street Bank and Trust Co.	1/05/17	(254)
GBP	62,246	USD	78,559	State Street Bank and Trust Co.	1/05/17	(1,833)
GBP	2,358,853	USD	2,897,556	Westpac Banking Corp.	1/05/17	10,013
HKD	4,138,017	USD	533,306	Royal Bank of Canada	1/05/17	341
ILS	230,619	USD	60,362	Citibank N.A.	1/05/17	(484)
ILS	182,545	USD	47,659	Morgan Stanley & Co. International PLC	1/05/17	(263)
JPY	479,385,180	USD	4,092,377	Westpac Banking Corp.	1/05/17	10,785
NOK	1,121,637	USD	128,874	Morgan Stanley & Co. International PLC	1/05/17	1,022
NZD	73,540	USD	50,525	Morgan Stanley & Co. International PLC	1/05/17	552
NZD	2,374	USD	1,673	State Street Bank and Trust Co.	1/05/17	(25)
SEK	4,654,538	USD	506,181	Morgan Stanley & Co. International PLC	1/05/17	4,923
SGD	315,784	USD	218,059	Morgan Stanley & Co. International PLC	1/05/17	(9)
USD	43,416	AUD	58,921	Northern Trust Corp.	1/05/17	902
USD	1,164,719	AUD	1,578,562	Standard Chartered Bank	1/05/17	25,732
USD	1,320,076	CHF	1,336,968	Royal Bank of Canada	1/05/17	6,539
USD	276,178	DKK	1,940,743	Morgan Stanley & Co. International PLC	1/05/17	1,284
USD	4,734,363	EUR	4,475,163	Barclays Bank PLC	1/05/17	22,015
USD	3,017,658	GBP	2,421,098	HSBC Bank PLC	1/05/17	33,364
USD	533,692	HKD	4,138,017	Deutsche Bank AG	1/05/17	44
USD	106,791	ILS	413,164	Bank of America N.A.	1/05/17	(484)
USD	259,101	JPY	29,546,029	Barclays Bank PLC	1/05/17	6,210
USD	4,003,643	JPY	449,839,151	Citibank N.A.	1/05/17	153,372
USD	2,278	NOK	19,283	Barclays Bank PLC	1/05/17	45
USD	115,116	NOK	990,794	Royal Bank of Scotland PLC	1/05/17	372
USD	13,073	NOK	111,561	UBS AG	1/05/17	153
USD	53,089	NZD	75,914	Westpac Banking Corp.	1/05/17	364
USD	17,819	SEK	164,570	Morgan Stanley & Co. International PLC	1/05/17	(252)
USD	485,473	SEK	4,489,971	Morgan Stanley & Co. International PLC	1/05/17	(7,560)
USD	12,642	SGD	18,133	Morgan Stanley & Co. International PLC	1/05/17	121
USD	207,708	SGD	297,651	State Street Bank and Trust Co.	1/05/17	2,179
HKD	410,484	USD	52,950	Northern Trust Corp.	2/03/17	(4)
ILS	2,290	USD	595	Goldman Sachs International	2/03/17	—
NZD	1,702	USD	1,185	State Street Bank and Trust Co.	2/03/17	(4)
SGD	9,021	USD	6,247	Northern Trust Corp.	2/03/17	(20)
USD	1,172,624	AUD	1,637,483	Morgan Stanley & Co. International PLC	2/03/17	(7,969)
USD	23,863	AUD	33,015	Northern Trust Corp.	2/03/17	59
USD	19,032	CHF	19,282	Morgan Stanley & Co. International PLC	2/03/17	49
USD	1,304,709	CHF	1,336,968	Morgan Stanley & Co. International PLC	2/03/17	(11,547)
USD	253,236	DKK	1,797,416	Morgan Stanley & Co. International PLC	2/03/17	(1,785)
USD	11,133	DKK	78,119	Northern Trust Corp.	2/03/17	50

BLACKROCK FUNDS II	DECEMBER 31, 2016	3

Schedule of Investments (continued)	BlackRock 40/60 Target Allocation Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,643,109	EUR	4,433,053	Morgan Stanley & Co. International PLC	2/03/17	$ (32,060)
USD	181,655	EUR	171,466	State Street Bank and Trust Co.	2/03/17	824
USD	43,913	GBP	35,462	Citibank N.A.	2/03/17	168
USD	2,899,568	GBP	2,358,853	Westpac Banking Corp.	2/03/17	(10,298)
USD	533,345	HKD	4,138,017	Royal Bank of Canada	2/03/17	(387)
USD	60,404	ILS	230,619	Citibank N.A.	2/03/17	481
USD	41,791	JPY	4,866,861	Royal Bank of Canada	2/03/17	66
USD	4,097,551	JPY	479,385,180	Westpac Banking Corp.	2/03/17	(12,273)
USD	128,897	NOK	1,121,637	Morgan Stanley & Co. International PLC	2/03/17	(1,033)
USD	4,271	NOK	36,708	Northern Trust Corp.	2/03/17	18
USD	50,477	NZD	73,540	Morgan Stanley & Co. International PLC	2/03/17	(549)
USD	506,984	SEK	4,654,541	Morgan Stanley & Co. International PLC	2/03/17	(5,095)
USD	7,756	SEK	69,943	Northern Trust Corp.	2/03/17	61
USD	217,995	SGD	315,784	Morgan Stanley & Co. International PLC	2/03/17	(9)
Total						$239,953

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

4	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (concluded)	BlackRock 40/60 Target Allocation Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$201,912,053	—	—	$201,912,053
Fixed Income Funds[1]	149,665,230	—	—	149,665,230
Short-Term Securities	609,500	—	—	609,500

Subtotal	$352,186,783	—	—	$352,186,783

Investments Valued at NAV[2]				72,172,334

Total Investments				$424,359,117

Derivative Financial Instruments[3]
Assets:
Foreign currency exchange contracts	—	$334,252	—	$334,252
Liabilities:
Foreign currency exchange contracts	—	(94,299)	—	(94,299)

Total	—	$239,953	—	$239,953

[1]	See above Schedule of Investments for values in each security type.

[2]

As of December 31, 2016, certain of the Fund’s investments were valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[3]	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS II	DECEMBER 31, 2016	5

Schedule of Investments December 31, 2016 (Unaudited)	BlackRock 60/40 Target Allocation Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 69.1%
BlackRock Basic Value Fund, Inc., Class K	1,046,857	$26,548,283
BlackRock Global Allocation Fund, Inc., Class K	1,860,172	33,985,345
BlackRock Global Dividend Portfolio, Class K	1,554,650	18,624,701
BlackRock Total Emerging Markets Fund, Institutional Class	3,538,826	32,203,315
iShares Core MSCI EAFE ETF	725,577	38,912,695
iShares Core S&P 500 ETF	42,643	9,594,249
iShares Core S&P Mid-Cap ETF	182,419	30,161,157
iShares Core S&P Total U.S. Stock Market ETF	2,122,814	108,879,130
iShares Edge MSCI Min Vol USA ETF	446,094	20,172,371
iShares Edge MSCI USA Momentum Factor ETF	180,321	13,679,151

		332,760,397

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 31.0%
BlackRock Strategic Income Opportunities Portfolio, Class K	2,543,726	$25,030,261
iShares 7-10 Year Treasury Bond ETF	130,675	13,697,354
iShares iBoxx $ Investment Grade Corporate Bond ETF	38,862	4,553,849
iShares J.P. Morgan USD Emerging Markets Bond ETF (b)	165,584	18,250,668
iShares Short Maturity Bond ETF	92,644	4,648,876
iShares TIPS Bond ETF	201,895	22,848,457
Master Total Return Portfolio	—	60,504,013

		149,533,478

Short-Term Securities — 4.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.36% (c)	1,373,129	1,373,129
SL Liquidity Series, LLC, Money Market Series, 0.95% (c)(d)	18,406,556	18,408,397

		19,781,526
Total Affiliated Investment Companies (Cost — $491,778,895*) — 104.2%		502,075,401
Liabilities in Excess of Other Assets — (4.2)%		(20,271,337)

Net Assets — 100.0%		$481,804,064

Notes to Schedule of Investments

*	As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$495,121,434

Gross unrealized appreciation	$12,634,871
Gross unrealized depreciation	(5,680,904)

Net unrealized appreciation	$6,953,967

BLACKROCK FUNDS II	DECEMBER 31, 2016	1

Schedule of Investments (continued)	BlackRock 60/40 Target Allocation Fund

(a)	During the period ended December 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at September 30, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	995,176	58,618		(6,937)	1,046,857	$ 26,548,283	$480,549		$374,067
BlackRock Global Allocation Fund, Inc., Class K	1,787,898	85,617		(13,343)	1,860,172	33,985,345	457,170		267,446
BlackRock Global Dividend Portfolio, Class K	—	1,566,601		(11,951)	1,554,650	18,624,701	75,529		30,410
BlackRock Global Dividend Portfolio, Institutional Class	1,512,560	18,591		(1,531,151)	—	—	100,351		(639,686)
BlackRock Global Long/Short Equity Fund, Class K	2,650,367	6,595		(2,656,962)	—	—	—		(209,902)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,053,091	—		(679,962)[1]	1,373,129	1,373,129	1,093		—
BlackRock Strategic Income Opportunities Portfolio, Class K	2,932,069	76,450		(464,793)	2,543,726	25,030,261	209,283		6,013
BlackRock Total Emerging Markets Fund, Institutional Class	3,394,777	170,650		(26,601)	3,538,826	32,203,315	359,650		362,972
iShares 20+ Year Treasury Bond ETF	69,994	200		(70,194)	—	—	17,293		176,086
iShares 7-10 Year Treasury Bond ETF	—	131,575		(900)	130,675	13,697,354	60,962		(4,144)
iShares Core MSCI EAFE ETF	713,046	17,831		(5,300)	725,577	38,912,695	429,366		(37,090)
iShares Core MSCI Emerging Markets ETF	—	207,239		(207,239)	—	—	—		(241,644)
iShares Core S&P 500 ETF	—	42,963		(320)	42,643	9,594,249	55,349		603
iShares Core S&P Mid-Cap ETF	61,070	122,649		(1,300)	182,419	30,161,157	144,563		1,041
iShares Core S&P Total U.S. Stock Market ETF	1,915,069	223,245		(15,500)	2,122,814	108,879,130	577,885		(2,727)
iShares Core U.S. Aggregate Bond ETF	82,948	200		(83,148)	—	—	16,851		49,485
iShares Edge MSCI Min Vol USA ETF	700,433	12,261		(266,600)	446,094	20,172,371	139,021		(720,895)
iShares Edge MSCI USA Momentum Factor ETF	177,050	4,571		(1,300)	180,321	13,679,151	70,149		(4,669)
iShares Floating Rate Bond ETF	195,472	500		(195,972)	—	—	8,857		39,772
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	39,162		(300)	38,862	4,553,849	24,606		(819)
iShares J.P. Morgan USD Emerging Markets Bond ETF	159,190	83,794		(77,400)	165,584	18,250,668	305,752		(231,002)
iShares Short Maturity Bond ETF	—	93,244		(600)	92,644	4,648,876	8,186		(13)
iShares TIPS Bond ETF	158,928	44,367		(1,400)	201,895	22,848,457	49,079		(5,134)
Master Total Return Portfolio	$51,619,092	$8,884,921	[2,3]	—	$60,504,013	60,504,013	539,406		(152,991)
SL Liquidity Series, LLC, Money Market Series	48,772,673	—		(30,366,117)[1]	18,406,556	18,408,397	45,642	[4]	996
Total						$502,075,401	$4,176,592		$(941,825)

[1]	Represents net shares sold.

[2]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[3]	Represents investment value purchased.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Security, or a portion of security, is on loan.

(c)	Current yield as of period end.

(d)	Security was purchased with the cash collateral from loaned securities.

2	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock 60/40 Target Allocation Fund

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,399,244	USD	1,719,310	Morgan Stanley & Co. International PLC	1/05/17	$ 11,826
CHF	1,958,212	USD	1,907,738	Morgan Stanley & Co. International PLC	1/05/17	16,156
DKK	2,634,169	USD	370,595	Morgan Stanley & Co. International PLC	1/05/17	2,519
DKK	206,503	USD	29,394	Northern Trust Corp.	1/05/17	(144)
EUR	6,497,439	USD	6,795,895	Morgan Stanley & Co. International PLC	1/05/17	45,909
EUR	57,736	USD	61,144	State Street Bank and Trust Co.	1/05/17	(348)
GBP	66,650	USD	83,268	UBS AG	1/05/17	(1,113)
GBP	3,478,021	USD	4,272,313	Westpac Banking Corp.	1/05/17	14,763
HKD	96,195	USD	12,405	Morgan Stanley & Co. International PLC	1/05/17	1
HKD	5,963,123	USD	768,525	Royal Bank of Canada	1/05/17	491
ILS	331,796	USD	86,844	Citibank N.A.	1/05/17	(696)
ILS	255,449	USD	66,558	Deutsche Bank AG	1/05/17	(232)
JPY	702,540,877	USD	5,997,395	Westpac Banking Corp.	1/05/17	15,805
NOK	1,615,300	USD	185,595	Morgan Stanley & Co. International PLC	1/05/17	1,472
NZD	107,899	USD	74,131	Morgan Stanley & Co. International PLC	1/05/17	809
SEK	6,821,793	USD	741,870	Morgan Stanley & Co. International PLC	1/05/17	7,216
SGD	462,412	USD	319,310	Morgan Stanley & Co. International PLC	1/05/17	(14)
USD	64,656	AUD	87,748	Northern Trust Corp.	1/05/17	1,343
USD	1,705,503	AUD	2,311,496	Standard Chartered Bank	1/05/17	37,680
USD	1,933,471	CHF	1,958,212	Royal Bank of Canada	1/05/17	9,577
USD	404,244	DKK	2,840,675	Morgan Stanley & Co. International PLC	1/05/17	1,879
USD	6,934,848	EUR	6,555,175	Barclays Bank PLC	1/05/17	32,247
USD	4,418,079	GBP	3,544,671	HSBC Bank PLC	1/05/17	48,848
USD	781,487	HKD	6,059,317	Deutsche Bank AG	1/05/17	65
USD	151,786	ILS	587,245	Bank of America N.A.	1/05/17	(687)
USD	382,526	JPY	43,620,578	Barclays Bank PLC	1/05/17	9,168
USD	5,864,500	JPY	658,920,299	Citibank N.A.	1/05/17	224,658
USD	12,061	NOK	102,918	Barclays Bank PLC	1/05/17	142
USD	175,716	NOK	1,512,382	Royal Bank of Scotland PLC	1/05/17	568
USD	75,458	NZD	107,899	Westpac Banking Corp.	1/05/17	517
USD	26,756	SEK	247,111	Morgan Stanley & Co. International PLC	1/05/17	(379)
USD	710,880	SEK	6,574,685	Morgan Stanley & Co. International PLC	1/05/17	(11,071)
USD	9,408	SGD	13,495	Northern Trust Corp.	1/05/17	90
USD	313,266	SGD	448,918	State Street Bank and Trust Co.	1/05/17	3,287
HKD	445,489	USD	57,465	Northern Trust Corp.	2/03/17	(5)
NZD	1,781	USD	1,240	State Street Bank and Trust Co.	2/03/17	(4)
SGD	10,160	USD	7,036	Northern Trust Corp.	2/03/17	(23)
USD	1,718,131	AUD	2,399,244	Morgan Stanley & Co. International PLC	2/03/17	(11,676)
USD	56,131	AUD	77,660	Northern Trust Corp.	2/03/17	140
USD	48,501	CHF	49,138	Morgan Stanley & Co. International PLC	2/03/17	124
USD	1,910,963	CHF	1,958,212	Morgan Stanley & Co. International PLC	2/03/17	(16,913)
USD	371,126	DKK	2,634,172	Morgan Stanley & Co. International PLC	2/03/17	(2,617)
USD	22,163	DKK	155,510	Northern Trust Corp.	2/03/17	99
USD	6,805,313	EUR	6,497,439	Morgan Stanley & Co. International PLC	2/03/17	(46,989)
USD	332,175	EUR	313,543	State Street Bank and Trust Co.	2/03/17	1,507

BLACKROCK FUNDS II	DECEMBER 31, 2016	3

Schedule of Investments (continued)	BlackRock 60/40 Target Allocation Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	78,908	GBP	63,722	Citibank N.A.	2/03/17	$ 301
USD	4,275,280	GBP	3,478,021	Westpac Banking Corp.	2/03/17	(15,183)
USD	768,581	HKD	5,963,123	Royal Bank of Canada	2/03/17	(558)
USD	86,904	ILS	331,796	Citibank N.A.	2/03/17	692
USD	1,607	ILS	6,181	Goldman Sachs International	2/03/17	1
USD	103,350	JPY	12,035,935	Royal Bank of Canada	2/03/17	164
USD	6,004,977	JPY	702,540,877	Westpac Banking Corp.	2/03/17	(17,985)
USD	185,628	NOK	1,615,300	Morgan Stanley & Co. International PLC	2/03/17	(1,488)
USD	10,534	NOK	90,544	Northern Trust Corp.	2/03/17	45
USD	74,061	NZD	107,899	Morgan Stanley & Co. International PLC	2/03/17	(805)
USD	743,047	SEK	6,821,796	Morgan Stanley & Co. International PLC	2/03/17	(7,467)
USD	18,939	SEK	170,787	Northern Trust Corp.	2/03/17	150
USD	319,218	SGD	462,413	Morgan Stanley & Co. International PLC	2/03/17	(13)
Total						$353,849

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee ( the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

4	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (concluded)	BlackRock 60/40 Target Allocation Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$332,760,397	—	—	$332,760,397
Fixed Income Funds[1]	89,029,465	—	—	89,029,465
Short-Term Securities	1,373,129	—	—	1,373,129

Subtotal	$423,162,991	—	—	$423,162,991

Investments Valued at NAV[2]				78,912,410

Total Investments				$502,075,401

Derivative Financial Instruments[3]
Assets:
Foreign currency exchange contracts	—	$490,259	—	$490,259
Liabilities:
Foreign currency exchange contracts	—	(136,410)	—	(136,410)

Total	—	$353,849	—	$353,849

[1]	See above Schedule of Investments for values in each security type.

[2]

As of December 31, 2016, certain of the Fund’s investments were valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[3]	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS II	DECEMBER 31, 2016	5

Schedule of Investments December 31, 2016 (Unaudited)	BlackRock 80/20 Target Allocation Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 87.7%
BlackRock Basic Value Fund, Inc., Class K	739,427	$18,751,877
BlackRock Global Allocation Fund, Inc., Class K	728,262	13,305,340
BlackRock Global Dividend Portfolio, Class K	889,197	10,652,579
BlackRock Global Long/Short Equity Fund, Class K (b)	406,878	4,378,005
BlackRock Total Emerging Markets Fund, Institutional Class	925,113	8,418,526
iShares Core MSCI EAFE ETF	486,973	26,116,362
iShares Core S&P 500 ETF	49,261	11,083,232
iShares Core S&P Mid-Cap ETF	156,417	25,861,987
iShares Core S&P Total U.S. Stock Market ETF	1,102,246	56,534,197
iShares Edge MSCI Min Vol USA ETF	201,129	9,095,053
iShares Edge MSCI USA Momentum Factor ETF	146,519	11,114,931

		195,312,089

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 12.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF (c)	75,856	$8,360,848
iShares Short Maturity Bond ETF	37,078	1,860,574
iShares TIPS Bond ETF	75,181	8,508,234
Master Total Return Portfolio	—	8,581,220

		27,310,876

Short-Term Securities — 4.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.36% (d)	1,978,590	1,978,590
SL Liquidity Series, LLC, Money Market Series, 0.95% (d)(e)	8,239,319	8,240,143

		10,218,733
Total Affiliated Investment Companies (Cost — $225,905,290*) — 104.5%		232,841,698
Liabilities in Excess of Other Assets — (4.5)%		(10,046,923)

Net Assets — 100.0%		$222,794,775

Notes to Schedule of Investments

*	As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$228,062,727

Gross unrealized appreciation	$5,887,187
Gross unrealized depreciation	(1,108,216)

Net unrealized appreciation	$4,778,971

BLACKROCK FUNDS II	DECEMBER 31, 2016	1

Schedule of Investments (continued)	BlackRock 80/20 Target Allocation Fund

(a)	During the period ended December 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at September 30, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	669,030	86,063		(15,666)	739,427	$ 18,751,877	$333,123		$218,294
BlackRock Global Allocation Fund, Inc., Class K	652,083	78,312		(2,133)	728,262	13,305,340	176,694		104,525
BlackRock Global Dividend Portfolio, Class K	—	890,998		(1,801)	889,197	10,652,579	42,303		18,041
BlackRock Global Dividend Portfolio, Institutional Class	806,997	6,903		(813,900)	—	—	53,320		(338,258)
BlackRock Global Long/Short Equity Fund, Class K	372,836	35,307		(1,265)	406,878	4,378,005	—		(410)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,199,838	778,752	[1]	—	1,978,590	1,978,590	893		—
BlackRock Total Emerging Markets Fund, Institutional Class	825,836	101,954		(2,677)	925,113	8,418,526	92,546		97,815
iShares Core MSCI EAFE ETF	452,292	43,085		(8,404)	486,973	26,116,362	284,712		(17,351)
iShares Core MSCI Emerging Markets ETF	—	222,066		(222,066)	—	—	—		(269,923)
iShares Core S&P 500 ETF	—	49,261		—	49,261	11,083,232	63,067		—
iShares Core S&P Mid-Cap ETF	77,930	78,851		(364)	156,417	25,861,987	122,605		(1,775)
iShares Core S&P Total U.S. Stock Market ETF	973,353	132,152		(3,259)	1,102,246	56,534,197	296,604		(3,290)
iShares Core U.S. Aggregate Bond ETF	36,537	100		(36,637)	—	—	7,422		18,291
iShares Edge MSCI Min Vol Emerging Markets ETF	154,769	300		(155,069)	—	—	—		537,954
iShares Edge MSCI Min Vol USA ETF	298,346	17,487		(114,704)	201,129	9,095,053	62,137		(307,716)
iShares Edge MSCI USA Momentum Factor ETF	204,605	12,663		(70,749)	146,519	11,114,931	56,542		(164,580)
iShares J.P. Morgan USD Emerging Markets Bond ETF	68,537	22,717		(15,398)	75,856	8,360,848	124,431		(47,595)
iShares Short Maturity Bond ETF	—	37,178		(100)	37,078	1,860,574	3,161		(5)
iShares TIPS Bond ETF	68,830	6,629		(278)	75,181	8,508,234	17,350		(359)
Master Total Return Portfolio	$8,019,681	$ 561,539	[1,2]	—	$8,581,220	8,581,220	73,960		(19,957)
SL Liquidity Series, LLC, Money Market Series	6,980,234	1,259,085	[1]	—	8,239,319	8,240,143	15,849	[3]	512
Total						$232,841,698	$1,826,719		$(175,787)

[1]	Represents net shares/investment value purchased.

[2]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

2	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock 80/20 Target Allocation Fund

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,225,945	USD	878,518	Morgan Stanley & Co. International PLC	1/05/17	$ 6,043
CHF	997,456	USD	971,746	Morgan Stanley & Co. International PLC	1/05/17	8,230
DKK	1,365,482	USD	192,107	Morgan Stanley & Co. International PLC	1/05/17	1,306
DKK	101,323	USD	14,424	Northern Trust Corp.	1/05/17	(72)
EUR	3,319,477	USD	3,471,956	Morgan Stanley & Co. International PLC	1/05/17	23,455
GBP	1,777,431	USD	2,183,352	Westpac Banking Corp.	1/05/17	7,545
HKD	3,074,787	USD	396,278	Royal Bank of Canada	1/05/17	253
ILS	173,310	USD	45,362	Citibank N.A.	1/05/17	(363)
ILS	118,656	USD	30,979	Morgan Stanley & Co. International PLC	1/05/17	(171)
JPY	359,112,700	USD	3,065,645	Westpac Banking Corp.	1/05/17	8,079
NOK	845,224	USD	97,115	Morgan Stanley & Co. International PLC	1/05/17	770
NZD	55,265	USD	37,970	Morgan Stanley & Co. International PLC	1/05/17	414
SEK	3,485,341	USD	379,031	Morgan Stanley & Co. International PLC	1/05/17	3,687
SGD	236,320	USD	163,187	Morgan Stanley & Co. International PLC	1/05/17	(7)
USD	39,039	AUD	52,981	Northern Trust Corp.	1/05/17	811
USD	865,454	AUD	1,172,963	Standard Chartered Bank	1/05/17	19,120
USD	984,854	CHF	997,456	Royal Bank of Canada	1/05/17	4,878
USD	2,831	DKK	19,850	Citibank N.A.	1/05/17	19
USD	205,910	DKK	1,446,957	Morgan Stanley & Co. International PLC	1/05/17	957
USD	3,449,579	EUR	3,260,719	Barclays Bank PLC	1/05/17	16,041
USD	62,208	EUR	58,758	State Street Bank and Trust Co.	1/05/17	336
USD	2,215,391	GBP	1,777,431	HSBC Bank PLC	1/05/17	24,494
USD	396,564	HKD	3,074,787	Deutsche Bank AG	1/05/17	33
USD	75,465	ILS	291,966	Bank of America N.A.	1/05/17	(342)
USD	280,640	JPY	32,002,225	Barclays Bank PLC	1/05/17	6,726
USD	2,911,338	JPY	327,110,475	Citibank N.A.	1/05/17	111,528
USD	9,188	NOK	77,770	Northern Trust Corp.	1/05/17	182
USD	89,167	NOK	767,455	Royal Bank of Scotland PLC	1/05/17	288
USD	1,142	NZD	1,620	Citibank N.A.	1/05/17	17
USD	37,516	NZD	53,645	Westpac Banking Corp.	1/05/17	257
USD	16,136	SEK	149,033	Morgan Stanley & Co. International PLC	1/05/17	(229)
USD	360,735	SEK	3,336,309	Morgan Stanley & Co. International PLC	1/05/17	(5,618)
USD	10,637	SGD	15,258	Northern Trust Corp.	1/05/17	102
USD	154,263	SGD	221,063	State Street Bank and Trust Co.	1/05/17	1,619
HKD	112,474	USD	14,508	Northern Trust Corp.	2/03/17	(1)
USD	877,916	AUD	1,225,945	Morgan Stanley & Co. International PLC	2/03/17	(5,966)
USD	73,516	AUD	101,713	Northern Trust Corp.	2/03/17	183
USD	72,643	CHF	73,597	Morgan Stanley & Co. International PLC	2/03/17	186
USD	973,389	CHF	997,456	Morgan Stanley & Co. International PLC	2/03/17	(8,615)
USD	192,382	DKK	1,365,484	Morgan Stanley & Co. International PLC	2/03/17	(1,356)
USD	17,952	DKK	125,963	Northern Trust Corp.	2/03/17	80
USD	3,476,767	EUR	3,319,477	Morgan Stanley & Co. International PLC	2/03/17	(24,006)
USD	363,557	EUR	343,165	State Street Bank and Trust Co.	2/03/17	1,650
USD	155,796	GBP	125,813	Citibank N.A.	2/03/17	595
USD	2,184,868	GBP	1,777,431	Westpac Banking Corp.	2/03/17	(7,759)

BLACKROCK FUNDS II	DECEMBER 31, 2016	3

Schedule of Investments (continued)	BlackRock 80/20 Target Allocation Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	396,306	HKD	3,074,787	Royal Bank of Canada	2/03/17	$ (288)
USD	45,394	ILS	173,310	Citibank N.A.	2/03/17	361
USD	2,121	ILS	8,157	Goldman Sachs International	2/03/17	2
USD	219,054	JPY	25,510,609	Royal Bank of Canada	2/03/17	348
USD	3,069,520	JPY	359,112,700	Westpac Banking Corp.	2/03/17	(9,193)
USD	97,132	NOK	845,225	Morgan Stanley & Co. International PLC	2/03/17	(779)
USD	8,330	NOK	71,597	Northern Trust Corp.	2/03/17	36
USD	37,933	NZD	55,265	Morgan Stanley & Co. International PLC	2/03/17	(412)
USD	1,196	NZD	1,717	State Street Bank and Trust Co.	2/03/17	4
USD	379,632	SEK	3,485,342	Morgan Stanley & Co. International PLC	2/03/17	(3,815)
USD	27,790	SEK	250,604	Northern Trust Corp.	2/03/17	220
USD	163,139	SGD	236,320	Morgan Stanley & Co. International PLC	2/03/17	(7)
USD	4,537	SGD	6,550	Northern Trust Corp.	2/03/17	15
Total						$181,871

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

4	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (concluded)	BlackRock 80/20 Target Allocation Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$195,312,089	—	—	$195,312,089
Fixed Income Funds[1]	18,729,656	—	—	18,729,656
Short-Term Securities	1,978,590	—	—	1,978,590

Subtotal	$216,020,335	—	—	$216,020,335

Investments Valued at NAV[2]				16,821,363

Total Investments				$232,841,698

Derivative Financial Instruments[3]
Assets:
Foreign currency exchange contracts	—	$250,870	—	$250,870
Liabilities:
Foreign currency exchange contracts	—	(68,999)	—	(68,999)

Total	—	$181,871	—	$181,871

[1]	See above Schedule of Investments for values in each security type.

[2]

As of December 31, 2016, certain of the Fund’s investments were valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[3]	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS II	DECEMBER 31, 2016	5

Schedule of Investments December 31, 2016 (Unaudited)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACAS CLO Ltd.:
Series 2012-1A, Class BR, 3.32%, 9/20/23 (a)(b)	USD	1,640	$1,639,924
Series 2015-2A, Class B, 3.14%, 10/28/27 (a)(b)		1,500	1,508,170
Adirondack Park CLO Ltd., Series 2013-1A, Class B, 2.88%, 4/15/24 (a)(b)		320	320,273
ALM V Ltd., Series 2012-5A, Class A2R, 3.03%, 10/18/27 (a)(b)		1,000	995,374
ALM XII Ltd., Series 2015-12A, Class B, 4.13%, 4/16/27 (a)(b)		500	502,716
ALM XIV Ltd., Series 2014-14A, Class A1, 2.32%, 7/28/26 (a)(b)		4,240	4,243,997
American Homes 4 Rent, Series 2014-SFR1, Class A, 1.55%, 6/17/31 (a)(b)		320	318,618
AMMC CLO 18 Ltd., Series 2016-18A, Class AL1, 2.51%, 5/26/28 (a)(b)		1,770	1,776,637
AMMC CLO IX Ltd.:
Series 2011-9A, Class B1R, 3.38%, 1/15/22 (a)(b)		3,070	3,074,298
Series 2011-9A, Class CR, 4.48%, 1/15/22 (a)(b)		900	900,468
Anchorage Capital CLO 3 Ltd., Series 2014-3A, Class A2AR, 2.91%, 4/28/26 (a)(b)		580	579,942
Anchorage Capital CLO Ltd.:
Series 2013-1A, Class A1, 2.07%, 7/13/25 (a)(b)		670	668,057
Series 2013-1A, Class A2A, 2.63%, 7/13/25 (a)(b)		440	435,967
Apidos CLO IX, Series 2012-9AR, Class BR, 2.73%, 7/15/23 (a)(b)		1,415	1,410,363
Apidos CLO XII, Series 2013-12A, Class A, 1.98%, 4/15/25 (a)(b)		7,024	7,010,654
Apidos CLO XV, Series 2013-15A, Class A1, 2.23%, 10/20/25 (a)(b)		500	499,414
Apidos CLO XVI, Series 2013-16A, Class A1, 2.33%, 1/19/25 (a)(b)		950	950,540
Apidos CLO XVIII, Series 2014-18A, Class A1, 2.29%, 7/22/26 (a)(b)		370	369,183
Arbor Realty CLO Ltd., Series 2015-FL2A, Class A, 2.45%, 9/15/25 (a)(b)		780	780,975
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, 2.24%, 9/15/26 (a)(b)		1,300	1,300,000
ARES IIIR/IVR CLO Ltd., Series 2007-3RA, Class A2, 1.10%, 4/16/21 (a)(b)		613	612,629
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A1L, 2.41%, 2/17/26 (a)(b)		2,330	2,330,466
Atlas Senior Loan Fund Ltd., Series 2012-1A, Class A3LR, 3.41%, 8/15/24 (a)(b)		330	328,953

Asset-Backed Securities		Par (000)	Value
B2R Mortgage Trust:
Series 2015-1, Class A1, 2.52%, 5/15/48 (a)	USD	420	$415,707
Series 2015-2, Class A, 3.34%, 11/15/48 (a)		495	499,490
Babson CLO Ltd.:
Series 2012-1A, Class A2, 2.88%, 4/15/22 (a)(b)		500	500,030
Series 2012-1A, Class B, 3.38%, 4/15/22 (a)(b)		500	500,000
Series 2013-IA, Class A, 1.98%, 4/20/25 (a)(b)		1,790	1,788,877
Battalion CLO IV Ltd., Series 2013-4A, Class A1, 2.28%, 10/22/25 (a)(b)		3,965	3,970,155
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A1, 2.08%, 7/15/24 (a)(b)		1,850	1,847,899
Benefit Street Partners CLO Ltd., Series 2012-IA, Class A2R, 3.13%, 10/15/25 (a)(b)		2,550	2,566,830
BlueMountain CLO II Ltd., Series 2006-2A, Class B, 1.37%, 7/15/18 (a)(b)		500	491,450
BlueMountain CLO Ltd.: Series 2012-1A, Class C, 4.13%, 7/20/23 (a)(b)		250	250,250
Series 2013-2A, Class A, 2.08%, 1/22/25 (a)(b)		360	359,958
Series 2013-4A, Class A, 2.38%, 4/15/25 (a)(b)		2,510	2,510,000
Series 2014-2A, Class A, 2.34%, 7/20/26 (a)(b)		280	280,190
Canyon Capital CLO Ltd., Series 2006-1A, Class A1, 1.21%, 12/15/20 (a)(b)		419	414,973
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-2A, Class B1R, 2.98%, 7/20/23 (a)(b)		510	509,992
Series 2012-4AR, Class AR, 2.33%, 1/20/29 (a)(b)		5,830	5,830,000
CIFC Funding Ltd.:
Series 2013-4A, Class B1, 2.79%, 11/27/24 (a)(b)		1,780	1,772,542
Series 2014-1A, Class A, 2.38%, 4/18/25 (a)(b)		560	559,832
Series 2014-2A, Class A1L, 2.41%, 5/24/26 (a)(b)		2,914	2,920,119
Series 2014-4A, Class A1R, 2.38%, 10/17/26 (a)(b)		2,060	2,060,000
Series 2014-5A, Class A1R, 2.26%, 1/17/27 (a)(b)		5,690	5,690,000
Series 2015-3A, Class A, 2.30%, 10/19/27 (a)(b)		1,060	1,060,000

Portfolio Abbreviations

ABS	Asset-Backed Security	FKA	Formerly Known As	RB	Revenue Bonds
AKA	Also Known As	GBP	British Pound	REMIC	Real Estate Mortgage Investment Conduit
AUD	Australian Dollar	GO	General Obligation Bonds	RUB	Russian Ruble
BRL	Brazilian Real	INR	Indian Rupee	S&P	Standard & Poor’s
BZDIOVER	Overnight Brazil CETIP - Interbank Rate	JIBAR	Johannesburg Interbank Offered Rate	SCA	Svenska Celluosa Aktiebolaget
CAD	Canadian Dollar	JPY	Japanese Yen	SPDR	Standard & Poor’s Depositary Receipts
CDO	Collateralized Debt Obligation	KRW	South Korean Won	TBA	To-be-announced
CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate	TRY	Turkish Lira
CLP	Chilean Peso	MXIBTIIE	Mexico Interbank TIIE 28 Day	TWD	Taiwan New Dollar
CNH	Chinese Yuan Offshore	MXN	Mexican Peso	UK RPI	United Kingdom Retail Price Index
ETF	Exchange-Traded Fund	OIS	Overnight Index Swap	USD	US Dollar
EUR	Euro	OTC	Over-the-counter	ZAR	South African Rand
EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-kind

BLACKROCK FUNDS II	DECEMBER 31, 2016	1

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Asset-Backed Securities		Par (000)	Value
Colony American Homes, Series 2015-1A, Class A, 1.94%, 7/17/32 (a)(b)	USD	1,174	$1,175,493
Dryden 25 Senior Loan Fund, Series 2012-25A, Class AR, 2.05%, 1/15/25 (a)(b)		3,030	3,030,000
Eastland CLO Ltd., Series 2007-1A, Class A2A, 1.12%, 5/01/22 (a)(b)		613	611,192
Flatiron CLO Ltd., Series 2011-1A, Class A, 2.43%, 1/15/23 (a)(b)		493	492,707
Ford Credit Floorplan Master Owner Trust, Series 2012-5, Class C, 2.14%, 9/15/19		2,085	2,092,070
GSAA Home Equity Trust, Series 2006-5, Class 2A1, 0.83%, 3/25/36 (b)		822	483,012
GT Loan Financing I Ltd., Series 2013-1A, Class A, 2.16%, 10/28/24 (a)(b)		4,330	4,329,150
Highbridge Loan Management Ltd.:
Series 2012-1AR, Class A2R, 3.25%, 9/20/22 (a)(b)		1,230	1,231,616
Series 6A-2015, Class A, 2.33%, 5/05/27 (a)(b)		2,100	2,095,437
IFC SBA Loan-Backed Adjustable Rate Certificate, Series 1997-1, Class A, 1.50%, 1/15/24 (a)(b)		48	45,952
Invitation Homes Trust:
Series 2014-SFR1, Class A, 1.74%, 6/17/31 (a)(b)		1,165	1,160,876
Series 2014-SFR2, Class A, 1.84%, 9/17/31 (a)(b)		941	940,230
Series 2014-SFR2, Class C, 2.94%, 9/17/31 (a)(b)		550	551,617
Series 2014-SFR3, Class A, 1.94%, 12/17/31 (a)(b)		676	676,379
Series 2015-SFR3, Class A, 2.04%, 8/17/32 (a)(b)		1,476	1,479,658
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 2.03%, 7/15/25 (a)(b)		3,985	3,973,238
LCM XI LP, Series 11A, Class B, 3.03%, 4/19/22 (a)(b)		790	789,972
Lime Street CLO Ltd., Series 2007-1A, Class B, 1.55%, 6/20/21 (a)(b)		500	486,980
Madison Park Funding VIII Ltd., Series 2012-8A, Class BR, 3.08%, 4/22/22 (a)(b)		250	250,002
Mid-State Trust VII, Series 7, Class A, 6.34%, 10/15/36		2,135	2,268,732
Mountain Hawk I CLO Ltd., Series 2013-1A, Class B1, 3.06%, 1/20/24 (a)(b)		990	989,208
Mountain View CLO Ltd., Series 2013-1A, Class A, 2.03%, 4/12/24 (a)(b)		7,500	7,462,839
Muir Woods CLO Ltd., Series 2012-1A, Class C, 4.71%, 9/14/23 (a)(b)		500	500,655
Navient Private Education Loan Trust:
Series 2014-CTA, Class B, 2.45%, 10/17/44 (a)(b)		895	849,521
Series 2015-AA, Class A2A, 2.65%, 12/15/28 (a)		720	719,709
Series 2015-AA, Class A2B, 1.90%, 12/15/28 (a)(b)		680	686,485
Series 2015-AA, Class A3, 2.40%, 11/15/30 (a)(b)		632	648,977
Series 2016-AA, Class A2B, 2.85%, 12/15/45 (a)(b)		1,660	1,738,898
Series 2016-AA, Class B, 3.50%, 12/16/58 (a)(b)		800	715,296
Neuberger Berman CLO XIII Ltd.:
Series 2012-13A, Class B, 3.18%, 1/23/24 (a)(b)		3,250	3,249,777
Series 2012-13A, Class C, 3.73%, 1/23/24 (a)(b)		500	503,900
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class B2R, 3.05%, 4/15/26 (a)(b)		635	635,000

Asset-Backed Securities		Par (000)	Value
Northwoods Capital IX Ltd., Series 2012-9A, Class A, 2.30%, 1/18/24 (a)(b)	USD	3,895	$3,899,253
Oaktree EIF II Ltd., Series 2014-A2, Class B, 3.21%, 11/15/25 (a)(b)		1,005	1,004,935
OCP CLO Ltd., Series 2015-8A, Class A1, 2.41%, 4/17/27 (a)(b)		200	199,919
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 2.00%, 7/17/25 (a)(b)		4,590	4,567,509
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A2R, 2.61%, 10/25/25 (a)(b)		2,390	2,392,987
OHA Credit Partners IX Ltd., Series 2013-9A, Class A1, 2.28%, 10/20/25 (a)(b)		250	249,811
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 2.00%, 4/20/25 (a)(b)		1,240	1,236,128
OHA Loan Funding Ltd., Series 2013-2A, Class A, 2.19%, 8/23/24 (a)(b)		4,495	4,489,903
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		1,005	1,004,647
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)		1,415	1,420,709
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)		850	849,656
Series 2015-1A, Class A, 3.19%, 3/18/26 (a)		997	1,004,076
Series 2015-1A, Class B, 3.85%, 3/18/26 (a)		997	997,820
Series 2015-2A, Class B, 3.10%, 7/18/25 (a)		2,566	2,535,141
OZLM Funding II Ltd., Series 2012-2A, Class A1R, 2.00%, 10/30/27 (a)(b)		3,000	3,000,000
OZLM Funding IV Ltd., Series 2013-4A, Class A1, 2.03%, 7/22/25 (a)(b)		8,315	8,302,527
OZLM VI Ltd., Series 2014-6A, Class B, 3.78%, 4/17/26 (a)(b)		380	379,008
OZLM VII Ltd., Series 2014-7A, Class A1A, 2.30%, 7/17/26 (a)(b)		1,860	1,858,877
PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.44%, 5/15/29 (a)		803	797,375
Progress Residential Trust:
Series 2015-SFR2, Class A, 2.74%, 6/12/32 (a)		782	777,076
Series 2016-SFR1, Class A, 2.24%, 9/17/33 (a)(b)		918	925,848
Scholar Funding Trust, Series 2011-A, Class A, 1.79%, 10/28/43 (a)(b)		4,479	4,323,032
Sheridan Square CLO Ltd., Series 2013-1A, Class A2, 2.05%, 4/15/25 (a)(b)		2,440	2,433,687
Silvermore CLO Ltd., Series 2014-1A, Class A1, 2.36%, 5/15/26 (a)(b)		1,289	1,279,345
SLC Private Student Loan Trust, Series 2010-B, Class A2, 4.20%, 7/15/42 (a)(b)		487	494,942
SLM Private Credit Student Loan Trust:
Series 2003-B, Class A2, 1.36%, 3/15/22 (b)		905	898,504
Series 2004-B, Class A2, 1.16%, 6/15/21 (b)		384	383,733
Series 2004-B, Class A3, 1.29%, 3/15/24 (b)		2,200	2,116,422
Series 2006-B, Class A4, 1.14%, 3/15/24 (b)		14	13,715
Series 2006-C, Class A4, 1.13%, 3/15/23 (b)		168	167,258
SLM Private Education Loan Trust:
Series 2011-B, Class A3, 2.95%, 6/16/42 (a)(b)		1,912	1,989,310

2	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2011-C, Class A2A, 3.95%, 10/17/44 (a)(b)	USD	1,606	$1,680,815
Series 2012-A, Class A1, 1.94%, 8/15/25 (a)(b)		579	579,635
Series 2012-E, Class A1, 1.28%, 10/16/23 (a)(b)		97	96,876
Series 2012-E, Class A2B, 2.45%, 6/15/45 (a)(b)		1,000	1,010,745
Series 2013-A, Class A1, 1.30%, 8/15/22 (a)(b)		729	729,862
Series 2013-A, Class B, 2.50%, 3/15/47 (a)		435	417,146
Series 2013-B, Class B, 3.00%, 5/16/44 (a)		585	565,629
Series 2014-A, Class A1, 1.30%, 7/15/22 (a)(b)		555	555,875
SMB Private Education Loan Trust:
Series 2014-A, Class A1, 1.20%, 9/15/21 (a)(b)		762	761,661
Series 2014-A, Class A3, 2.20%, 4/15/32 (a)(b)		590	601,408
Series 2015-A, Class A2A, 2.49%, 6/15/27 (a)		980	969,041
Series 2015-B, Class A2B, 1.90%, 7/15/27 (a)(b)		680	690,073
Series 2015-B, Class A3, 2.45%, 5/17/32 (a)(b)		2,920	3,025,430
Series 2015-B, Class B, 3.50%, 12/17/40 (a)		1,530	1,391,872
Series 2015-C, Class A2B, 2.10%, 7/15/27 (a)(b)		330	335,729
Series 2015-C, Class A3, 2.65%, 8/16/32 (a)(b)		1,120	1,160,483
Series 2016-A, Class A2A, 2.70%, 5/15/31 (a)		800	794,247
Series 2016-A, Class A2B, 2.20%, 5/15/31 (a)(b)		2,000	2,052,094
Series 2016-B, Class A2A, 2.43%, 2/17/32 (a)		1,261	1,233,822
Series 2016-B, Class A2B, 2.15%, 2/17/32 (a)(b)		1,690	1,730,421
SoFi Professional Loan Program LLC:
Series 2015-D, Class A2, 2.72%, 10/27/36 (a)		904	905,024
Series 2016-C, Class A2B, 2.36%, 12/27/32 (a)		410	403,796
Series 2016-D, Class A2B, 2.34%, 4/25/33 (a)		380	372,231
Sound Point CLO I Ltd., Series 2012-1A, Class B, 3.58%, 10/20/23 (a)(b)		250	250,037
Sound Point CLO IV Ltd., Series 2013-3A, Class A, 2.25%, 1/21/26 (a)(b)		1,505	1,501,368
Sound Point CLO VI Ltd., Series 2014-2A, Class A1, 2.24%, 10/20/26 (a)(b)		940	933,453
Sound Point CLO XI Ltd., Series 2016-1A, Class A, 2.53%, 7/20/28 (a)(b)		2,000	2,006,600
Sound Point CLO XII Ltd., Series 2016-2A, Class A, 2.54%, 10/20/28 (a)(b)		1,010	1,011,907
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24 (a)		1,445	1,445,427
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL1, Class A, 3.36%, 4/25/31 (a)		531	523,463
SWAY Residential Trust, Series 2014-1, Class A, 2.04%, 1/17/32 (a)(b)		4,133	4,135,890
Symphony CLO XI Ltd., Series 2013-11A, Class B1, 3.08%, 1/17/25 (a)(b)		280	280,112
TICP CLO III Ltd.:
Series 2014-3A, Class A, 2.42%, 1/20/27 (a)(b)		1,863	1,860,975

Asset-Backed Securities		Par (000)	Value
Series 2014-3A, Class B1, 3.23%, 1/20/27 (a)(b)	USD	250	$249,991
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.99%, 5/17/32 (a)(b)		501	498,385
Trimaran CLO VII Ltd., Series 2007-1A, Class A3L, 1.63%, 6/15/21 (a)(b)		200	198,141
Venture X CLO Ltd., Series 2012-10A, Class BR, 2.86%, 7/20/22 (a)(b)		2,610	2,610,000
Venture XIX CLO Ltd., Series 2014-19A, Class AR, 2.33%, 1/15/27 (a)(b)		620	620,000
Venture XVIII CLO Ltd., Series 2014-18A, Class A, 2.33%, 10/15/26 (a)(b)		3,230	3,229,859
Voya CLO Ltd.:
Series 2012-2A, Class BR, 2.83%, 10/15/22 (a)(b)		1,120	1,120,000
Series 2013-3A, Class A1, 2.33%, 1/18/26 (a)(b)		2,175	2,174,911
Series 2013-3A, Class A2, 2.68%, 1/18/26 (a)(b)		620	619,970
Ziggurat CLO I Ltd., Series 2014-1A, Class A1, 2.46%, 10/17/26 (a)(b)		4,160	4,184,544
Total Asset-Backed Securities — 7.2%			223,732,591

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc.:
2.85%, 12/15/20 (a)		568	568,830
4.75%, 10/07/44 (a)		107	108,278
Lockheed Martin Corp.:
3.55%, 1/15/26		661	675,352
3.60%, 3/01/35		1,192	1,132,400
4.50%, 5/15/36		262	278,553
4.07%, 12/15/42		821	810,370
4.70%, 5/15/46		761	827,759
Northrop Grumman Corp., 3.85%, 4/15/45		803	761,743
United Technologies Corp.:
1.78%, 5/04/18 (c)		3,519	3,519,767
4.15%, 5/15/45		956	965,550

			9,648,602
Air Freight & Logistics — 0.2%
FedEx Corp.:
4.90%, 1/15/34		1,826	1,946,437
3.90%, 2/01/35		164	157,477
4.10%, 2/01/45		968	906,377
4.75%, 11/15/45		2,622	2,715,535
4.55%, 4/01/46		1,173	1,182,043

			6,907,869
Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2015-1, Class A, 3.38%, 5/01/27		3,340	3,289,546
Auto Components — 0.1%
Delphi Automotive PLC:
4.25%, 1/15/26		1,505	1,558,167
4.40%, 10/01/46		642	589,863

			2,148,030
Automobiles — 0.2%
Ford Motor Co., 5.29%, 12/08/46		4,043	4,095,519
General Motors Co., 6.75%, 4/01/46		1,931	2,264,464

			6,359,983

BLACKROCK FUNDS II	DECEMBER 31, 2016	3

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Corporate Bonds		Par (000)	Value
Banks — 4.6%
Bank of America Corp.:
2.25%, 4/21/20	USD	3,209	$3,190,292
3.30%, 1/11/23		2,966	2,975,906
3.88%, 8/01/25		5,666	5,761,364
3.50%, 4/19/26		5,350	5,278,695
4.88%, 4/01/44		345	374,349
BB&T Corp., 2.45%, 1/15/20		1,685	1,698,205
Branch Banking & Trust Co., 2.30%, 10/15/18		1,380	1,393,739
Citigroup, Inc.:
1.80%, 2/05/18		2,564	2,562,567
2.50%, 9/26/18		2,919	2,946,920
2.50%, 7/29/19		5,149	5,184,296
2.90%, 12/08/21		20,080	20,025,824
3.50%, 5/15/23		1,779	1,773,257
3.88%, 3/26/25		1,890	1,877,524
4.13%, 7/25/28		3,359	3,318,101
Citizens Bank N.A., 2.30%, 12/03/18		1,128	1,133,780
Fifth Third Bank, 2.25%, 6/14/21		2,535	2,506,182
HSBC Holdings PLC, 2.65%, 1/05/22		9,668	9,438,491
JPMorgan Chase & Co.:
1.35%, 2/15/17		3,969	3,969,675
2.20%, 10/22/19		1,664	1,670,683
2.75%, 6/23/20		125	126,131
2.55%, 10/29/20		3,280	3,277,579
2.97%, 1/15/23		10,950	10,913,328
3.88%, 9/10/24		3,755	3,799,448
3.90%, 7/15/25		1,690	1,737,792
3.20%, 6/15/26		2,099	2,054,403
4.25%, 10/01/27		1,585	1,628,473
Royal Bank of Scotland Group PLC, 3.88%, 9/12/23		7,464	7,167,351
Santander UK Group Holdings PLC, 2.88%, 8/05/21		13,690	13,386,835
U.S. Bancorp, 2.95%, 7/15/22		2,700	2,716,003
Wells Fargo & Co.:
2.60%, 7/22/20		1,098	1,104,346
2.55%, 12/07/20		1,391	1,392,590
2.10%, 7/26/21		6,500	6,324,857
3.55%, 9/29/25		2,107	2,103,509
3.00%, 10/23/26		2,438	2,321,944
3.90%, 5/01/45		1,408	1,335,498
4.90%, 11/17/45		787	808,344
4.75%, 12/07/46		3,543	3,595,635

			142,873,916
Beverages — 0.9%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/01/21		4,356	4,381,025
3.30%, 2/01/23		2,530	2,574,862
3.65%, 2/01/26		16,423	16,672,465
4.70%, 2/01/36		1,010	1,062,387
4.90%, 2/01/46		964	1,041,959
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42		633	569,316
Molson Coors Brewing Co.:
5.00%, 5/01/42		446	466,227
4.20%, 7/15/46		806	751,454
PepsiCo, Inc., 4.45%, 4/14/46		1,840	1,959,744

			29,479,439
Biotechnology — 0.6%
AbbVie, Inc.:
2.50%, 5/14/20		2,557	2,557,667
2.90%, 11/06/22		1,994	1,969,572
4.50%, 5/14/35		944	927,505

Corporate Bonds		Par (000)	Value
Biotechnology (continued)
Amgen, Inc.:
2.13%, 5/01/20	USD	1,820	$1,802,952
4.40%, 5/01/45		2,252	2,158,646
Biogen, Inc., 5.20%, 9/15/45		820	877,520
Gilead Sciences, Inc.:
2.35%, 2/01/20		436	438,265
2.50%, 9/01/23		1,217	1,173,579
3.65%, 3/01/26		392	397,463
4.60%, 9/01/35		446	462,587
4.80%, 4/01/44		2,952	3,065,256
4.50%, 2/01/45		946	945,204
4.75%, 3/01/46		1,005	1,039,844
4.15%, 3/01/47		1,780	1,690,649

			19,506,709
Capital Markets — 2.6%
Bank of New York Mellon Corp.:
2.10%, 1/15/19		2,546	2,557,248
2.05%, 5/03/21		11,382	11,171,444
Credit Suisse AG, 3.00%, 10/29/21		1,540	1,554,715
Credit Suisse Group Funding Guernsey Ltd.:
2.75%, 3/26/20		2,789	2,764,791
4.88%, 5/15/45		1,077	1,105,513
Goldman Sachs Group, Inc.:
2.63%, 1/31/19		4,578	4,627,223
2.00%, 4/25/19		813	809,771
2.60%, 4/23/20		2,065	2,067,164
2.75%, 9/15/20		1,050	1,054,536
2.63%, 4/25/21		1,757	1,744,242
2.35%, 11/15/21		5,186	5,038,510
3.50%, 1/23/25		1,137	1,121,877
3.75%, 5/22/25		4,025	4,035,469
3.50%, 11/16/26		5,146	5,027,565
Jefferies Group LLC, 6.50%, 1/20/43		456	469,219
Morgan Stanley:
2.80%, 6/16/20		3,482	3,510,497
2.63%, 11/17/21		12,675	12,522,418
3.75%, 2/25/23		1,799	1,847,832
3.70%, 10/23/24		2,571	2,601,626
4.00%, 7/23/25		3,710	3,802,813
State Street Corp., 2.65%, 5/19/26		3,383	3,208,529
UBS Group Funding Jersey Ltd.:
2.65%, 2/01/22 (a)		6,380	6,200,690
4.13%, 9/24/25 (a)		1,062	1,082,462

			79,926,154
Chemicals — 0.2%
Agrium, Inc., 4.13%, 3/15/35		828	759,187
Air Liquide Finance SA, 3.50%, 9/27/46 (a)		418	386,886
Dow Chemical Co.:
4.38%, 11/15/42		491	476,624
4.63%, 10/01/44		733	735,516
Eastman Chemical Co., 4.80%, 9/01/42		901	895,375
Monsanto Co., 3.60%, 7/15/42		1,288	1,080,963
Sherwin-Williams Co., 4.00%, 12/15/42		398	361,900

			4,696,451
Commercial Services & Supplies — 0.1%
Aviation Capital Group Corp., 2.88%, 9/17/18 (a)		2,655	2,688,187
Waste Management, Inc., 3.90%, 3/01/35		947	941,506

			3,629,693
Communications Equipment — 0.1%
Harris Corp., 2.70%, 4/27/20		522	521,426

4	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Corporate Bonds		Par (000)	Value
Communications Equipment (continued)
Juniper Networks, Inc., 3.30%, 6/15/20	USD	1,064	$1,086,731

			1,608,157
Construction Materials — 0.1%
LafargeHolcim Finance U.S. LLC, 4.75%, 9/22/46 (a)		2,629	2,542,637
Consumer Finance — 1.8%
American Express Credit Corp.:
1.13%, 6/05/17		4,908	4,907,229
2.25%, 8/15/19		2,894	2,910,105
Capital One Bank USA N.A., 2.30%, 6/05/19		250	250,604
Capital One Financial Corp.:
4.75%, 7/15/21		65	70,302
4.20%, 10/29/25		491	492,633
3.75%, 7/28/26		9,690	9,393,438
Capital One N.A., 2.40%, 9/05/19		250	250,556
Discover Bank, 3.45%, 7/27/26		1,713	1,654,092
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		8,843	8,836,315
2.15%, 1/09/18		1,938	1,940,806
3.34%, 3/18/21		4,547	4,578,552
4.25%, 9/20/22		1,752	1,805,063
General Motors Financial Co., Inc.:
3.10%, 1/15/19		651	657,909
3.70%, 11/24/20		1,784	1,814,774
3.20%, 7/06/21		6,899	6,841,442
4.00%, 1/15/25		2,580	2,517,154
4.00%, 10/06/26		3,462	3,328,786
Synchrony Financial:
2.60%, 1/15/19		1,381	1,387,985
2.70%, 2/03/20		742	739,800
4.50%, 7/23/25		1,599	1,642,438

			56,019,983
Containers & Packaging — 0.1%
International Paper Co.:
3.65%, 6/15/24		1,016	1,027,325
4.80%, 6/15/44		618	613,829

			1,641,154
Diversified Financial Services — 0.3%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43		1,830	2,044,037
BP Capital Markets PLC, 2.24%, 5/10/19		2,933	2,950,771
Shell International Finance BV:
4.13%, 5/11/35		3,400	3,471,607
3.63%, 8/21/42		821	742,240
Woodside Finance Ltd., 3.65%, 3/05/25 (a)		236	230,545

			9,439,200
Diversified Telecommunication Services — 0.5%
AT&T Inc.:
6.38%, 3/01/41		780	898,260
4.30%, 12/15/42		1,745	1,562,080
4.75%, 5/15/46		2,070	1,961,157
Verizon Communications, Inc.:
5.05%, 3/15/34		889	936,149
4.40%, 11/01/34		3,454	3,409,050
3.85%, 11/01/42		3,807	3,298,903
4.13%, 8/15/46		851	770,174
4.86%, 8/21/46		3,923	3,975,152

			16,810,925
Electric Utilities — 0.8%
Baltimore Gas & Electric Co., 3.50%, 8/15/46		798	718,032
Commonwealth Edison Co., 4.70%, 1/15/44		1,636	1,802,105

Corporate Bonds		Par (000)	Value
Electric Utilities (continued)
Duke Energy Carolinas LLC:
4.25%, 12/15/41	USD	2,567	$2,626,020
3.75%, 6/01/45		851	810,090
Duke Energy Corp.:
4.80%, 12/15/45		1,150	1,215,517
3.75%, 9/01/46		575	517,619
Duke Energy Florida LLC:
5.90%, 3/01/33		645	746,307
3.85%, 11/15/42		851	816,038
Emera U.S. Finance LP:
2.15%, 6/15/19 (a)		1,705	1,702,182
2.70%, 6/15/21 (a)		2,554	2,528,059
Exelon Corp.:
2.85%, 6/15/20		1,186	1,198,661
2.45%, 4/15/21		470	464,352
Florida Power & Light Co.:
5.69%, 3/01/40		351	436,194
3.80%, 12/15/42		794	780,802
Northern States Power Co., 3.60%, 5/15/46		3,077	2,912,839
Progress Energy, Inc., 4.88%, 12/01/19		372	399,483
Puget Sound Energy, Inc., 4.30%, 5/20/45		1,788	1,858,588
Southern California Edison Co., 1.25%, 11/01/17		808	808,102
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (a)		2,784	2,820,278

			25,161,268
Energy Equipment & Services — 0.2%
Halliburton Co., 3.80%, 11/15/25		1,980	2,011,476
Nabors Industries, Inc., 5.50%, 1/15/23 (a)		861	896,516
Schlumberger Holdings Corp., 3.00%, 12/21/20 (a)		2,393	2,443,619
Transocean, Inc., 6.80%, 3/15/38		345	267,375

			5,618,986
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp.:
3.30%, 2/15/21		1,090	1,102,415
3.45%, 9/15/21		1,247	1,263,134
3.50%, 1/31/23		318	318,962
5.00%, 2/15/24		302	325,153
4.40%, 2/15/26		214	218,677
Crown Castle International Corp.:
3.40%, 2/15/21		572	580,438
2.25%, 9/01/21		2,097	2,028,736
Simon Property Group LP, 4.25%, 10/01/44		913	900,881

			6,738,396
Food & Staples Retailing — 0.2%
CVS Health Corp., 5.30%, 12/05/43		651	737,638
Sysco Corp., 4.50%, 4/01/46		572	576,686
Walgreens Boots Alliance, Inc.:
4.80%, 11/18/44		4,342	4,462,747
4.65%, 6/01/46		92	93,359
Wal-Mart Stores, Inc., 4.00%, 4/11/43		786	789,594

			6,660,024
Food Products — 0.0%
Kraft Heinz Foods Co., 6.88%, 1/26/39		511	641,996
Health Care Equipment & Supplies — 0.5%
Becton Dickinson and Co.:
1.80%, 12/15/17		496	497,128
2.68%, 12/15/19		1,757	1,782,672
4.69%, 12/15/44		279	289,029
Boston Scientific Corp., 2.65%, 10/01/18		1,498	1,514,429

BLACKROCK FUNDS II	DECEMBER 31, 2016	5

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Corporate Bonds		Par (000)	Value
Health Care Equipment & Supplies (continued)
Medtronic, Inc.:
2.50%, 3/15/20	USD	1,299	$1,313,537
3.63%, 3/15/24		3,196	3,325,924
4.63%, 3/15/44		1,830	1,965,711
4.63%, 3/15/45		1,502	1,624,294
St. Jude Medical, Inc.:
2.80%, 9/15/20		1,249	1,256,006
3.88%, 9/15/25		400	402,984
Stryker Corp., 4.63%, 3/15/46		863	879,981

			14,851,695
Health Care Providers & Services — 0.9%
Aetna, Inc.:
2.40%, 6/15/21		3,095	3,080,986
3.20%, 6/15/26		3,502	3,464,420
4.50%, 5/15/42		1,119	1,134,910
4.13%, 11/15/42		548	522,802
4.75%, 3/15/44		565	594,372
AmerisourceBergen Corp., 1.15%, 5/15/17		1,676	1,675,388
Anthem, Inc.:
1.88%, 1/15/18		5,395	5,397,374
2.30%, 7/15/18		5,608	5,644,659
Cigna Corp., 3.25%, 4/15/25		2,837	2,763,085
Express Scripts Holding Co., 1.25%, 6/02/17		1,368	1,362,912
Laboratory Corp. of America Holdings, 2.63%, 2/01/20		1,130	1,128,891
UnitedHealth Group, Inc.:
2.70%, 7/15/20		687	697,336
4.63%, 7/15/35		275	299,761
3.95%, 10/15/42		1,434	1,396,515
4.20%, 1/15/47		179	181,058

			29,344,469
Hotels, Restaurants & Leisure — 0.0%
McDonald’s Corp.:
4.70%, 12/09/35		350	370,271
4.60%, 5/26/45		444	458,456
4.88%, 12/09/45		415	444,496

			1,273,223
Household Durables — 0.1%
Newell Brands, Inc., 2.88%, 12/01/19		2,926	2,978,165
Independent Power and Renewable Electricity Producers — 0.2%
IPALCO Enterprises, Inc., 5.00%, 5/01/18		7,350	7,588,875
Industrial Conglomerates — 0.4%
Eaton Corp., 2.75%, 11/02/22		7,843	7,767,974
General Electric Co., 4.50%, 3/11/44		3,536	3,795,808
Roper Technologies, Inc., 2.80%, 12/15/21		1,358	1,357,351

			12,921,133
Insurance — 1.0%
Allstate Corp., 4.20%, 12/15/46		1,307	1,334,733
American International Group, Inc.:
3.75%, 7/10/25		1,141	1,148,364
3.90%, 4/01/26		2,606	2,651,819
3.88%, 1/15/35		869	816,281
4.50%, 7/16/44		1,112	1,096,515
Aon PLC, 4.75%, 5/15/45		1,609	1,626,350
Lincoln National Corp., 3.63%, 12/12/26		1,661	1,657,133
Marsh & McLennan Cos., Inc., 3.75%, 3/14/26		284	289,326
Metropolitan Life Global Funding I, 1.30%, 4/10/17 (a)		11,166	11,172,286
Prudential Financial, Inc.:
4.50%, 11/15/20		4,970	5,325,484

Corporate Bonds		Par (000)	Value
Insurance (continued)
4.60%, 5/15/44	USD	2,310	$2,404,068
Travelers Cos., Inc., 4.60%, 8/01/43		1,348	1,457,495
XLIT Ltd., 2.30%, 12/15/18		1,417	1,426,331

			32,406,185
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc., 4.95%, 12/05/44		3,370	3,843,640
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.63%, 10/15/20		208	215,336
Total System Services, Inc., 4.80%, 4/01/26		2,949	3,177,612
Visa, Inc., 4.15%, 12/14/35		784	820,835

			4,213,783
Machinery — 0.0%
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44		247	251,998
Xylem, Inc., 4.38%, 11/01/46		236	232,478

			484,476
Media — 1.9%
21st Century Fox America, Inc.:
7.63%, 11/30/28		667	855,031
4.75%, 9/15/44		598	597,746
4.95%, 10/15/45		179	183,958
CBS Corp., 2.30%, 8/15/19		1,622	1,627,392
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/20		1,970	2,009,863
4.46%, 7/23/22		3,971	4,149,818
4.91%, 7/23/25		2,025	2,134,208
6.38%, 10/23/35		1,662	1,897,725
6.48%, 10/23/45		3,818	4,413,910
Comcast Corp.:
3.38%, 8/15/25		2,318	2,331,996
4.25%, 1/15/33		535	556,756
4.40%, 8/15/35		2,336	2,443,778
4.75%, 3/01/44		1,508	1,617,368
4.60%, 8/15/45		769	806,118
3.40%, 7/15/46		1,500	1,309,968
Discovery Communications LLC:
3.45%, 3/15/25		1,007	961,227
4.90%, 3/11/26		4,956	5,218,757
4.88%, 4/01/43		2,876	2,657,694
Interpublic Group of Cos., Inc.:
4.00%, 3/15/22		1,061	1,097,529
3.75%, 2/15/23		806	812,388
NBCUniversal Media LLC, 4.45%, 1/15/43		1,295	1,323,318
Time Warner Cable LLC:
5.00%, 2/01/20		1,291	1,370,176
4.13%, 2/15/21		2,660	2,750,020
4.00%, 9/01/21		372	382,019
5.50%, 9/01/41		903	918,000
4.50%, 9/15/42		132	119,547
Time Warner, Inc.:
2.10%, 6/01/19		3,584	3,581,835
3.60%, 7/15/25		886	881,038
4.65%, 6/01/44		1,902	1,818,590
4.85%, 7/15/45		1,549	1,550,687
Viacom, Inc.:
2.75%, 12/15/19		1,292	1,290,311
4.50%, 3/01/21		1,345	1,405,518
2.25%, 2/04/22		2,044	1,920,837
3.45%, 10/04/26		732	676,514
4.38%, 3/15/43		1,470	1,170,936

6	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Corporate Bonds		Par (000)	Value
Media (continued)
5.25%, 4/01/44	USD	790	$718,695

			59,561,271
Metals & Mining — 0.1%
Barrick Gold Corp., 5.25%, 4/01/42		1,980	1,928,516
Newmont Mining Corp., 4.88%, 3/15/42		530	497,273
Nucor Corp., 5.20%, 8/01/43		693	782,016
Rio Tinto Finance USA PLC, 4.13%, 8/21/42		1,210	1,188,456

			4,396,261
Multiline Retail — 0.0%
Macy’s Retail Holdings, Inc., 4.50%, 12/15/34		1,030	920,758
Multi-Utilities — 0.3%
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44		845	917,988
Consumers Energy Co., 3.95%, 5/15/43		819	805,468
DTE Electric Co., 3.95%, 6/15/42		851	845,469
DTE Energy Co.:
2.40%, 12/01/19		719	722,546
3.50%, 6/01/24		2,577	2,597,137
Pacific Gas & Electric Co.:
4.75%, 2/15/44		1,066	1,169,804
4.30%, 3/15/45		769	786,496
Virginia Electric & Power Co.:
3.15%, 1/15/26		310	307,772
4.45%, 2/15/44		794	833,594
4.20%, 5/15/45		1,409	1,433,769

			10,420,043
Oil, Gas & Consumable Fuels — 1.8%
Anadarko Petroleum Corp.:
7.95%, 6/15/39		892	1,154,798
4.50%, 7/15/44		893	839,019
Apache Corp., 4.25%, 1/15/44		3,420	3,371,515
Continental Resources, Inc.:
3.80%, 6/01/24		938	865,305
4.90%, 6/01/44		1,039	888,345
Devon Energy Corp., 5.60%, 7/15/41		3,042	3,133,248
Energy Transfer Partners LP:
5.15%, 3/15/45		2,157	2,068,736
6.13%, 12/15/45		2,713	2,886,466
Enterprise Products Operating LLC:
4.45%, 2/15/43		2,448	2,320,258
5.10%, 2/15/45		408	430,297
4.90%, 5/15/46		652	669,279
EOG Resources, Inc.:
2.45%, 4/01/20		4,202	4,208,324
4.15%, 1/15/26		859	898,939
Exxon Mobil Corp.:
1.82%, 3/15/19		3,177	3,182,213
4.11%, 3/01/46		1,535	1,572,261
Kinder Morgan Energy Partners LP:
3.50%, 3/01/21		6,569	6,669,112
3.95%, 9/01/22		810	831,631
5.63%, 9/01/41		350	351,533
4.70%, 11/01/42		1,401	1,305,300
Kinder Morgan, Inc.:
3.05%, 12/01/19		554	561,953
5.55%, 6/01/45		757	796,192
5.05%, 2/15/46		1,220	1,207,684
Marathon Petroleum Corp., 4.75%, 9/15/44		749	663,994
Noble Energy, Inc., 5.05%, 11/15/44		898	900,647
Petro-Canada, 6.80%, 5/15/38		910	1,180,063
Phillips 66, 4.88%, 11/15/44		771	814,226

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co., 4.45%, 1/15/26	USD	530	$561,568
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25		1,220	1,260,422
Spectra Energy Partners LP, 3.38%, 10/15/26		808	772,831
Suncor Energy, Inc., 6.85%, 6/01/39		1,070	1,418,465
Sunoco Logistics Partners Operations LP:
3.90%, 7/15/26		359	347,490
5.35%, 5/15/45		530	511,799
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		758	759,190
2.50%, 8/01/22		1,020	996,054
4.63%, 3/01/34		1,868	1,969,791
Valero Energy Corp., 3.65%, 3/15/25		2,188	2,170,076
Williams Partners LP, 4.00%, 9/15/25		2,750	2,719,142

			57,258,166
Paper & Forest Products — 0.1%
Fibria Overseas Finance Ltd., 5.25%, 5/12/24		58	58,290
Georgia-Pacific LLC, 7.38%, 12/01/25		1,203	1,511,425

			1,569,715
Pharmaceuticals — 1.4%
Actavis Funding SCS:
2.35%, 3/12/18		3,691	3,712,338
3.00%, 3/12/20		7,652	7,758,080
3.80%, 3/15/25		8,760	8,770,319
4.75%, 3/15/45		3,830	3,760,041
AstraZeneca PLC, 4.38%, 11/16/45		623	625,339
Bristol-Myers Squibb Co., 4.50%, 3/01/44		3,203	3,473,682
Eli Lilly & Co., 3.70%, 3/01/45		698	662,137
Mylan NV, 5.25%, 6/15/46 (a)		2,414	2,226,415
Mylan, Inc., 3.13%, 1/15/23 (a)		907	856,403
Novartis Capital Corp.:
4.40%, 5/06/44		1,108	1,194,912
4.00%, 11/20/45		2,882	2,908,474
Pfizer, Inc.:
4.30%, 6/15/43		960	993,775
4.40%, 5/15/44		701	740,435
4.13%, 12/15/46		3,820	3,885,941
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		724	733,301
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23		2,406	2,277,498

			44,579,090
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC:
4.15%, 4/01/45		559	566,885
4.70%, 9/01/45		535	585,565
CSX Corp., 4.25%, 11/01/66		1,255	1,145,293
Norfolk Southern Corp.:
4.45%, 6/15/45		885	917,290
6.00%, 5/23/99		1,085	1,269,259
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%, 11/15/26 (a)		2,744	2,625,385
Union Pacific Corp.:
3.38%, 2/01/35		493	466,251
4.05%, 11/15/45		159	160,025
3.88%, 2/01/55		1,934	1,776,458
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		1,603	1,580,836

			11,093,247

BLACKROCK FUNDS II	DECEMBER 31, 2016	7

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Corporate Bonds		Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.4%
Analog Devices, Inc.:
3.90%, 12/15/25	USD	283	$289,986
5.30%, 12/15/45		286	314,496
Intel Corp., 4.10%, 5/19/46		3,530	3,498,855
Lam Research Corp., 2.80%, 6/15/21		1,349	1,341,734
QUALCOMM, Inc., 4.80%, 5/20/45		5,338	5,704,342

			11,149,413
Software — 0.7%
Microsoft Corp.:
3.50%, 2/12/35		2,108	2,029,119
3.75%, 2/12/45		713	668,616
4.45%, 11/03/45		981	1,045,176
3.70%, 8/08/46		9,718	9,149,157
Oracle Corp.:
3.25%, 5/15/30		2,561	2,495,697
4.00%, 7/15/46		4,224	4,040,239
4.38%, 5/15/55		1,016	1,010,534

			20,438,538
Specialty Retail — 0.1%
Home Depot, Inc.:
5.40%, 9/15/40		511	608,928
4.40%, 3/15/45		372	396,439
Lowe’s Cos., Inc.:
4.25%, 9/15/44		730	740,382
4.38%, 9/15/45		273	281,243
QVC, Inc.:
3.13%, 4/01/19		793	801,251
5.13%, 7/02/22		1,339	1,386,105

			4,214,348
Technology Hardware, Storage & Peripherals — 0.6%
Apple Inc.:
3.45%, 2/09/45		745	657,573
4.65%, 2/23/46		7,833	8,458,457
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.35%, 7/15/46 (a)		2,290	2,819,650
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18		3,115	3,145,125
3.85%, 10/15/20		2,756	2,803,717
HP, Inc., 3.75%, 12/01/20		279	288,872

			18,173,394
Tobacco — 0.5%
Altria Group, Inc.:
2.63%, 1/14/20		1,249	1,263,234
4.25%, 8/09/42		529	520,599
5.38%, 1/31/44		1,772	2,046,876
3.88%, 9/16/46		2,270	2,094,967
Philip Morris International, Inc.:
1.13%, 8/21/17		2,480	2,477,810
4.13%, 3/04/43		852	824,468
4.88%, 11/15/43		1,319	1,418,753
4.25%, 11/10/44		1,840	1,816,834
Reynolds American, Inc.:
2.30%, 6/12/18		997	1,003,320
3.25%, 6/12/20		423	433,433

			13,900,294
Trading Companies & Distributors — 0.2%
Air Lease Corp., 3.00%, 9/15/23		5,012	4,788,395
GATX Corp., 2.60%, 3/30/20		1,182	1,167,425

			5,955,820
Wireless Telecommunication Services — 0.3%
Orange SA, 5.50%, 2/06/44		910	1,045,230

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (continued)
Rogers Communications, Inc., 5.00%, 3/15/44	USD	320	$342,304
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 3/20/23 (a)		5,515	5,525,313
Vodafone Group PLC, 4.38%, 2/19/43		2,130	1,884,628

			8,797,475
Total Corporate Bonds — 26.3%			823,682,595

Foreign Agency Obligations		Par (000)	Value
Mexico — 0.1%
Petroleos Mexicanos:
4.63%, 9/21/23 (a)		91	88,525
6.50%, 3/13/27 (a)		3,205	3,305,957

			3,394,482
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.63%, 5/18/36 (a)		200	207,250
Total Foreign Agency Obligations — 0.1%			3,601,732

Foreign Government Obligations		Par (000)	Value
Colombia — 0.2%
Republic of Colombia, 4.00%, 2/26/24		7,790	7,867,900
Germany — 0.4%
Deutsche Bundesrepublik Inflation Linked Bonds, 0.10%, 4/15/26	EUR	11,535	13,826,767
Hungary — 0.1%
Republic of Hungary, 5.38%, 3/25/24	USD	2,860	3,117,400
Indonesia — 0.2%
Republic of Indonesia:
3.38%, 4/15/23 (a)		1,625	1,585,153
5.38%, 10/17/23 (a)		3,275	3,547,031
5.88%, 1/15/24 (a)		635	700,598

			5,832,782
Mexico — 0.8%
United Mexican States:
4.75%, 6/14/18	MXN	25,300	1,185,138
4.00%, 10/02/23	USD	22,650	22,704,360
United Mexican States Inflation Linked Bonds, 3.50%, 12/14/17	MXN	1,474	405,658

			24,295,156
Panama — 0.1%
Republic of Panama, 3.75%, 3/16/25	USD	2,850	2,828,625
Peru — 0.1%
Republic of Peru, 7.35%, 7/21/25		3,050	3,916,200
South Africa — 0.1%
Republic of South Africa, 4.88%, 4/14/26		1,930	1,920,350
Turkey — 0.1%
Republic of Turkey:
6.75%, 4/03/18		1,418	1,479,754
7.00%, 3/11/19		701	744,813
7.50%, 11/07/19		650	706,875

			2,931,442

8	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Foreign Government Obligations		Par (000)	Value
Uruguay — 0.1%
Republic of Uruguay, 4.38%, 10/27/27	USD	2,680	$2,686,834
Total Foreign Government Obligations — 2.2%			69,223,456

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.5%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A, 3.29%, 10/25/34 (b)		68	67,492
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 1.30%, 2/25/35 (b)		549	516,085
HomeBanc Mortgage Trust, Series 2005-4, Class A1, 1.03%, 10/25/35 (b)		3,782	3,635,279
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 0.96%, 4/16/36 (a)(b)		8,984	7,438,379
MortgageIT Trust, Series 2004-1, Class A1, 1.54%, 11/25/34 (b)		1,156	1,125,810
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 3A1, 3.27%, 11/25/34 (b)		2,756	2,813,923

			15,596,968
Commercial Mortgage-Backed Securities — 3.4%
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class A4, 5.45%, 1/15/49		40	39,903
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		514	513,486
Series 2007-2, Class AM, 5.65%, 4/10/49 (b)		380	381,088
Series 2007-3, Class A1A, 5.55%, 6/10/49 (b)		1,012	1,018,705
Series 2007-3, Class A4, 5.55%, 6/10/49 (b)		667	670,399
Series 2015-UBS7, Class D, 3.17%, 9/15/48		415	313,842
Banc of America Merrill Lynch Commercial Mortgage Securities Trust:
Series 2013-DSNY, Class A, 1.75%, 9/15/26 (a)(b)		407	407,174
Series 2013-DSNY, Class E, 3.30%, 9/15/26 (a)(b)		210	209,638
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class A1, 3.31%, 8/10/35 (a)		1,119	1,131,884
BB-UBS Trust, Series 2012-SHOW, Class E, 4.03%, 11/05/36 (a)(b)		260	252,090
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		2,189	2,191,385
Series 2007-PW16, Class AM, 5.71%, 6/11/40 (b)		880	891,515
Series 2007-PW17, Class A1A, 5.65%, 6/11/50 (b)		2,827	2,879,101
Series 2007-PW17, Class AMFL, 1.37%, 6/11/50 (a)(b)		260	255,825
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 2.13%, 7/05/33 (a)(b)		1,200	1,201,126
BWAY Mortgage Trust, Series 2013-1515, Class C, 3.45%, 3/10/33 (a)		2,810	2,752,077
BXHTL Mortgage Trust, Series 2015-JWRZ, Class A, 1.93%, 5/15/29 (a)(b)		1,020	1,022,880

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.49%, 4/10/29 (a)(b)	USD	200	$196,177
CD Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		2,162	2,174,645
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 1.94%, 12/15/27 (a)(b)		3,320	3,330,575
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.28%, 5/10/58		280	277,395
CGGS Commercial Mortgage Trust:
Series 2016-RNDB, Class AFL, 2.35%, 2/15/33 (a)(b)		2,663	2,670,831
Series 2016-RNDB, Class CFL, 4.20%, 2/15/33 (a)(b)		1,283	1,292,105
Series 2016-RNDB, Class DFL, 5.45%, 2/15/33 (a)(b)		1,544	1,552,268
Citigroup Commercial Mortgage Trust:
Series 16-SMPL, Class D, 3.52%, 9/08/31 (a)		110	106,330
Series 2013-375P, Class C, 3.52%, 5/10/35 (a)(b)		245	245,210
Series 2016-GC37, Class D, 2.79%, 4/10/49 (a)		700	469,456
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (b)		2,061	2,125,855
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.76%, 5/15/46 (b)		1,475	1,494,490
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.09%, 12/10/49 (b)		2,377	2,423,021
Commercial Mortgage Pass-Through Certificates:
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (b)		400	408,795
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		2,050	2,056,549
Series 2013-300P, Class A1, 4.35%, 8/10/30 (a)		305	330,060
Series 2013-WWP, Class D, 3.90%, 3/10/31 (a)		710	704,376
Series 2014-277P, Class A, 3.61%, 8/10/49 (a)(b)		1,090	1,129,367
Series 2014-CR18, Class C, 4.74%, 7/15/47 (b)		1,090	1,112,142
Series 2014-FL4, Class D, 3.13%, 7/13/31 (a)(b)		290	284,613
Series 2015-CR25, Class D, 3.80%, 8/10/48 (b)		360	271,296
Series 2016-667M, Class D, 3.18%, 10/10/36 (a)(b)		440	392,824
Core Industrial Trust:
Series 2015-TEXW, Class A, 3.08%, 2/10/34 (a)		3,400	3,466,881
Series 2015-TEXW, Class D, 3.85%, 2/10/34 (a)(b)		440	441,890
Cosmopolitan Hotel Trust, Series 2016-CSMO, Class A, 2.10%, 11/15/33 (a)(b)		1,710	1,718,572
Credit Suisse Commercial Mortgage Trust:
Series 2008-C1, Class A2, 6.06%, 2/15/41 (b)		528	528,594
Series 2008-C1, Class A3, 6.06%, 2/15/41 (b)		1,180	1,203,876
Series 2015-DEAL, Class A, 2.02%, 4/15/29 (a)(b)		950	951,210

BLACKROCK FUNDS II	DECEMBER 31, 2016	9

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Capital Certificates:
Series 2010-RR2, Class 2A, 5.93%, 9/15/39 (a)(b)	USD	4,790	$4,797,842
Series 2015-DEAL, Class D, 3.80%, 4/15/29 (a)(b)		545	542,130
Series 2015-GLPB, Class A, 3.64%, 11/15/34 (a)		1,119	1,166,174
Series 2016-MFF, Class A, 2.14%, 11/15/33 (a)		250	250,370
Series 2016-NXSR, Class A4, 3.73%, 12/15/49		580	596,421
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class C, 4.36%, 8/15/48 (b)		290	282,255
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C3, Class D, 3.49%, 9/10/49 (a)(b)		1,450	1,110,178
Deutsche Bank Re-REMIC Trust:
Series 2011-C32, Class A3A, 5.52%, 6/17/49 (a)(b)		2,673	2,682,716
Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)		166	166,226
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A, 3.55%, 9/10/35 (a)(b)		580	596,789
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 2.00%, 12/15/34 (a)(b)		782	782,983
GS Mortgage Securities Trust:
Series 2015-GC32, Class D, 3.35%, 7/10/48		250	186,084
Series 2016-GS3, Class A4, 2.85%, 10/10/49		540	524,685
Series 2016-RENT, Class C, 4.07%, 2/10/29 (a)(b)		680	684,983
Hilton USA Trust, Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (a)		3	3,338
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38 (a)		230	221,595
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class A4, 3.49%, 1/15/48		753	772,935
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB20, Class AM, 5.96%, 2/12/51 (b)		4,748	4,862,080
Series 2007-LD12, Class A1A, 5.85%, 2/15/51 (b)		6,004	6,071,164
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		385	387,670
Series 2014-DSTY, Class A, 3.43%, 6/10/27 (a)		645	659,709
Series 2014-FL6, Class A, 2.10%, 11/15/31 (a)(b)		1,868	1,866,034
Series 2015-JP1, Class D, 4.24%, 1/15/49 (b)		770	659,576
Series 2016-ATRM, Class D, 5.35%, 10/05/28 (a)		560	570,357
Series 2016-NINE, Class A, 2.85%, 10/06/38 (a)(b)		1,080	1,046,624
Series 2016-WPT, Class A, 2.15%, 10/15/33 (a)(b)		750	752,188
Lone Star Portfolio Trust:
Series 2015-LSP, Class A1A2, 2.50%, 9/15/28 (a)(b)		629	633,633
Series 2015-LSP, Class D, 4.70%, 9/15/28 (a)(b)		444	447,728
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 6.49%, 6/12/50 (b)		2,012	2,030,210

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4, 5.73%, 6/12/50 (b)	USD	1,105	$1,111,745
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C25, Class C, 4.53%, 10/15/48 (b)		110	108,815
Series 2015-C25, Class D, 3.07%, 10/15/48		390	273,005
Series 2015-C26, Class D, 3.06%, 10/15/48 (a)		1,655	1,141,650
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class AMFL, 0.86%, 2/12/44 (b)		455	454,743
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		2,350	2,347,953
Series 2007-IQ14, Class A4, 5.69%, 4/15/49 (b)		756	758,159
Series 2007-IQ16, Class A4, 5.81%, 12/12/49		1,643	1,667,244
Series 2015-XLF2, Class AFSB, 3.45%, 8/15/26 (a)(b)		300	300,000
Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4B, 5.79%, 8/15/45 (a)(b)		5,012	5,030,410
RBSCF Trust, Series 2010-RR3, Class WBTA, 5.97%, 2/16/51 (a)(b)		2,184	2,180,815
STRIPs Ltd., Series 2012-1A, Class B, 0.50%, 12/25/44 (a)		1,580	1,528,650
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 2.05%, 6/15/29 (a)(b)		1,300	1,304,670
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class C, 3.89%, 2/15/48		655	571,639
Series 2015-C31, Class D, 3.85%, 11/15/48		730	530,947
Series 2016-NXS5, Class D, 4.88%, 1/15/59 (b)		2,717	2,394,407

			106,551,050
Interest Only Commercial Mortgage-Backed Securities — 0.6%
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class XA, 0.96%, 8/10/35 (a)(b)		7,280	540,394
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.60%, 11/05/36 (a)(b)		65,905	2,782,674
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class XA, 1.77%, 5/10/58 (b)		3,647	422,848
Series 2016-C4, Class XB, 0.73%, 5/10/58 (b)		2,030	116,217
Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class XA, 0.80%, 1/12/30 (a)(b)		79,305	441,588
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR6, Class XA, 1.47%, 3/10/46 (b)		27,842	1,069,061
Series 2013-LC6, Class XA, 1.68%, 1/10/46 (b)		16,635	917,664
Series 2014-CR14, Class XA, 0.84%, 2/10/47 (b)		19,668	659,861
Series 2015-3BP, Class XA, 0.06%, 2/10/35 (a)(b)		40,878	292,278
Series 2015-CR23, Class XA, 1.00%, 5/10/48 (b)		13,612	729,115
Series 2015-LC21, Class XA, 0.87%, 7/10/48 (b)		10,760	481,690

10	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Core Industrial Trust, Series 2015-TEXW, Class XA, 0.77%, 2/10/34 (a)(b)	USD	5,920	$208,063
Credit Suisse Mortgage Capital Certificates, Series 2015-GLPA, Class XA, 0.26%, 11/15/37 (a)(b)		7,500	170,250
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 1.82%, 1/15/49 (b)		2,894	333,077
GS Mortgage Securities Corp. II, Series 2013-KING, Class XA, 0.73%, 12/10/27 (a)(b)		33,050	615,118
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class XA, 1.09%, 8/15/47 (b)		2,417	144,604
Series 2014-C22, Class XA, 0.95%, 9/15/47 (b)		2,060	106,435
Series 2015-C28, Class XA, 1.20%, 10/15/48 (b)		3,418	205,058
Series 2015-C33, Class XA, 1.04%, 12/15/48 (b)		6,482	422,213
Series 2016-C1, Class XA, 1.40%, 3/15/49 (b)		6,808	575,595
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49 (a)(b)		1,800	98,460
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class XB, 0.61%, 4/15/46 (b)		4,040	124,744
Series 2016-JP3, Class XC, 0.75%, 8/15/49 (a)(b)		4,330	195,283
Series 2016-JP4, Class XA, 0.83%, 12/15/49 (b)		1,000	50,831
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class XA, 1.15%, 12/15/47 (b)		5,861	325,626
Series 2015-C22, Class XA, 1.17%, 4/15/48 (b)		2,292	148,695
Series 2015-C25, Class XA, 1.15%, 10/15/48 (b)		11,495	811,878
Series 2016-C28, Class XA, 1.29%, 1/15/49 (b)		1,435	118,063
Series 2016-C29, Class XA, 1.66%, 5/15/49 (b)		2,489	263,517
Series 2016-C29, Class XB, 0.96%, 5/15/49 (b)		3,160	234,652
Series 2016-C31, Class XA, 1.47%, 11/15/49 (b)		999	97,061
Series 2016-C32, Class XA, 0.78%, 12/15/49 (b)		2,000	110,880
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.46%, 5/25/36 (a)(b)		608	4,157
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class XA, 0.99%, 2/15/48 (b)		5,913	344,398
Series 2015-NXS1, Class XA, 1.19%, 5/15/48 (b)		3,642	239,567
Series 2016-BNK1, Class XB, 1.34%, 8/15/49 (b)		2,300	243,248
Series 2016-BNK1, Class XD, 1.27%, 8/15/49 (a)(b)		1,180	108,466
Series 2016-LC25, Class XA, 1.10%, 12/15/59 (b)		4,200	287,658
WF-RBS Commercial Mortgage Trust:
Series 2012-C9, Class XA, 2.10%, 11/15/45 (a)(b)		3,893	297,719

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2013-C12, Class XA, 1.38%, 3/15/48 (a)(b)	USD	32,639	$1,791,243
Series 2014-C24, Class XA, 0.97%, 11/15/47 (b)		17,434	914,340

			18,044,289
Total Non-Agency Mortgage-Backed Securities — 4.5%			140,192,307

Preferred Securities
Capital Trusts
Capital Markets — 0.1%
Bank of New York Mellon Corp., 4.63% (b)(d)		2,894	2,654,724
State Street Corp., 1.96%, 6/01/77 (b)		739	653,091

			3,307,815
Diversified Financial Services — 0.0%
Banco Nacional de Comercio Exterior SNC, 3.80%, 8/11/26 (a)(b)		655	613,244
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (a)(d)		3,190	3,349,500
Total Capital Trusts — 0.2%			7,270,559

Trust Preferreds		Shares	Value
Banks — 0.1%
Citigroup Capital XIII, 7.26%, 10/30/40 (b)		116,685	3,012,807
Total Preferred Securities — 0.3%			10,283,366

Project Loans — 0.0%		Par (000)	Value
Federal Housing Authority, USGI Project, Series 56, 7.46%, 1/01/23	USD	21	20,193

Taxable Municipal Bonds		Par (000)	Value
Bay Area Toll Authority RB, 7.04%, 4/01/50		1,150	1,626,779
City Public Service Board of San Antonio, Texas RB, 5.81%, 2/01/41		1,180	1,483,449
Los Angeles Community College District GO, 6.60%, 8/01/42		800	1,109,832
Los Angeles Unified School District GO, 6.76%, 7/01/34		1,580	2,116,837
Metropolitan Transportation Authority RB:
6.67%, 11/15/39		200	263,512
6.81%, 11/15/40		610	813,508
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		690	849,611
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		1,004	1,446,292
New York City Water & Sewer System RB:
5.38%, 6/15/43		4,120	4,615,718
5.50%, 6/15/43		4,935	5,552,023
5.88%, 6/15/44		795	1,026,965
New York State Dormitory Authority RB, 5.39%, 3/15/40		725	876,771
Port Authority of New York & New Jersey RB, 4.96%, 8/01/46		1,305	1,456,667
State of California GO:
7.55%, 4/01/39		920	1,366,209

BLACKROCK FUNDS II	DECEMBER 31, 2016	11

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Taxable Municipal Bonds		Par (000)	Value
7.60%, 11/01/40	USD	2,770	$4,168,462
State of Illinois GO, 5.10%, 6/01/33		3,525	3,149,587
University of California RB, 4.86%, 5/15/2112		630	611,024
Total Taxable Municipal Bonds — 1.0%			32,533,246

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations — 0.7%
Fannie Mae, 6.63%, 11/15/30		1,500	2,086,629
Freddie Mac:
3.75%, 3/27/19		10,765	11,340,314
5.50%, 8/23/17		3,500	3,604,538
Resolution Funding Corp. Interest Strip, 0.00%, 7/15/18 (e)		4,575	4,493,634
Small Business Administration Participation Certificates:
Series 1997-20B, Class 1, 7.10%, 2/01/17		26	26,437
Series 1997-20F, Class 1, 7.20%, 6/01/17		6	5,694
Series 1997-20G, Class 1, 6.85%, 7/01/17		70	70,686

			21,627,932
Collateralized Mortgage Obligations — 0.1%
Fannie Mae:
Series 2002-T6, Class A1, 3.31%, 2/25/32		45	44,715
Series 2005-29, Class AT, 4.50%, 4/25/35		39	40,240
Series 2005-29, Class WB, 4.75%, 4/25/35		306	322,926
Series 2005-48, Class AR, 5.50%, 2/25/35		315	329,690
Series 2005-62, Class CQ, 4.75%, 7/25/35		263	274,401
Freddie Mac:
Series 1591, Class PK, 6.35%, 10/15/23		655	712,124
Series 2996, Class MK, 5.50%, 6/15/35		17	18,177

			1,742,273
Commercial Mortgage-Backed Securities — 0.4%
Fannie Mae, Series 2006-M2, Class A2A, 5.27%, 10/25/32 (b)		12,262	12,877,102
Freddie Mac, Series KJ08, Class A2, 2.36%, 1/25/35		760	754,068

			13,631,170
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae:
Series 2013-M4, Class X1, 3.92%, 2/25/18 (b)		30,876	596,070
Series 2013-M5, Class X2, 2.29%, 1/25/22 (b)		10,330	743,500
Freddie Mac:
Series K038, Class X1, 1.19%, 3/25/24 (b)		7,120	482,840
Series K055, Class X1, 1.37%, 3/25/26		8,299	815,536
Series K056, Class X1, 1.27%, 5/25/26		3,236	295,344
Ginnie Mae:
Series 2012-120, Class IO, 0.84%, 2/16/53 (b)		16,211	865,016
Series 2014-172, Class IO, 1.04%, 1/16/49		8,178	490,022
Series 2016-87, Class IO, 1.01%, 8/16/58		3,147	247,127

U.S. Government Sponsored Agency Securities		Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2016-113, Class IO, 1.19%, 2/16/58	USD	5,508		$505,237
Series 2016-152, Class IO, 0.99%, 8/15/58		3,841		315,704
Series 2016-158, Class IO, 0.93%, 6/16/58		2,297		179,499

				5,535,895
Mortgage-Backed Securities — 39.1%
Fannie Mae Mortgage-Backed Securities:
2.23%, 10/01/42 (b)		1,841		1,933,470
2.50%, 5/01/26-1/01/32 (f)		27,176		27,226,213
2.55%, 12/01/34 (b)		546		570,629
3.00%, 4/01/29-1/01/47 (f)		148,384		149,018,145
3.40%, 6/01/41 (b)		2,484		2,603,283
3.50%, 8/01/27-1/01/47 (f)		174,091		179,781,896
4.00%, 1/01/25-1/01/47 (f)		126,560		133,733,517
4.50%, 2/01/25-1/01/47 (f)		50,683		54,620,121
5.00%, 11/01/32-1/01/47 (f)		29,929		32,817,711
5.50%, 10/01/21-4/01/41		10,349		11,601,370
6.00%, 1/01/21-6/01/41		15,478		17,682,520
6.50%, 5/01/40		3,515		3,993,543
7.00%, 6/01/32		16		18,462
Freddie Mac Mortgage-Backed Securities:
2.50%, 11/01/29-1/01/32 (f)		18,653		18,697,884
3.00%, 1/01/30-1/01/47 (f)		79,668		79,769,852
3.50%, 1/01/32-1/01/47 (f)		75,249		77,264,173
4.00%, 8/01/40-1/01/47 (f)		133,711		140,579,788
4.50%, 2/01/39-9/01/44		18,031		19,401,417
5.00%, 7/01/35-11/01/41		11,185		12,243,535
5.50%, 4/01/17-6/01/41		5,145		5,707,861
6.00%, 2/01/17-12/01/32		43		44,142
6.50%, 7/01/17		1		1,085
8.00%, 11/01/22		1		1,113
Ginnie Mae Mortgage-Backed Securities:
3.00%, 1/15/47 (f)		68,504		69,350,426
3.50%, 12/20/41-1/15/47 (f)		93,994		97,851,021
4.00%, 9/20/40-1/15/47 (f)		40,208		42,786,668
4.50%, 12/20/39-11/20/44		26,608		28,745,211
5.00%, 12/15/38-7/20/41		9,686		10,661,394
5.50%, 3/15/32-1/15/47 (f)		4,409		4,817,143
6.00%, 12/15/36		149		169,151
7.50%, 11/15/29		—	(g)	436
9.00%, 7/15/18		—	(g)	151

				1,223,693,331
Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 1989-16, Class B, 0.00%, 3/25/19 (e)		6		5,407
Total U.S. Government Sponsored Agency Securities — 40.5%				1,266,236,008

U.S. Treasury Obligations		Par (000)		Value
U.S. Treasury Bonds:
2.50%, 5/15/46		62,467		55,512,763
2.25%, 8/15/46 (h)		65,625		55,178,981
2.88%, 11/15/46		38,655		37,320,590
U.S. Treasury Inflation Indexed Notes, 0.13%, 4/15/20		111,039		112,191,478
U.S. Treasury Notes:
0.75%, 9/30/18-10/31/18 (h)		44,870		44,555,975

12	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

U.S. Treasury Obligations		Par (000)	Value
1.00%, 11/30/18-11/15/19 (h)	USD	275,181	$272,618,219
1.38%, 12/15/19-9/30/23		139,092	135,896,403
1.13%, 9/30/21		126,661	122,173,015
1.25%, 10/31/21 (h)		126,115	122,292,299
1.75%, 11/30/21 (h)		74,667	74,109,810
1.63%, 10/31/23-5/15/26		85,187	81,084,784
2.13%, 11/30/23		36,172	35,931,583
1.50%, 8/15/26		29,745	27,357,280
2.00%, 11/15/26 (h)		31,370	30,182,583
Total U.S. Treasury Obligations — 38.6%			1,206,405,763
Total Long-Term Investments (Cost — $3,804,091,704) — 120.7%			3,775,911,257

Short-Term Securities		Par (000)	Value
Certificates of Deposit
Domestic — 0.3%
Wells Fargo Bank N.A., 1.48%, 9/22/17 (b)		8,150	8,160,513
Yankee — 1.8%(i)
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 1.54%, 8/17/17 (b)		8,200	8,213,120
Cooperatieve Rabobank UA, New York, 1.41%, 8/16/17 (b)		8,190	8,201,261
Credit Industriel et Commercial, New York, 1.51%, 8/16/17 (b)		8,190	8,209,042
Credit Suisse AG, New York:
1.69%, 8/16/17 (b)		4,020	4,026,018
1.72%, 8/24/17 (b)		4,080	4,085,875
Skandinaviska Enskilda Banken AB, New York, 1.39%, 8/17/17 (b)		8,200	8,212,825
Sumitomo Mitsui Banking Corp., New York, 1.53%, 8/18/17 (b)		4,245	4,250,828
Toronto-Dominion Bank, New York, 1.41%, 8/15/17 (b)		8,050	8,064,418
UBS AG, Stamford, 1.53%, 9/01/17		4,140	4,147,365

			57,410,752
Total Certificates of Deposit — 2.1%			65,571,265

Commercial Paper		Par (000)	Value
BNP Paribas SA, (New York Branch), 1.53%, 8/17/17 (b)		4,200	4,205,334
BPCE SA, 1.49%, 8/14/17 (j)		8,220	8,152,256
Mizuho Corporate Bank, (New York Branch), 1.37%, 8/16/17 (j)		8,120	8,049,288
Nordea Bank AB, 1.21%, 3/09/17 (j)		4,020	4,013,289
Norinchukin Bank, (New York Branch), 1.20%, 2/22/17 (b)		4,200	4,202,330
Sumitomo Mitsui Trust Bank Ltd., (New York Branch), 1.53%, 8/16/17 (b)		8,190	8,205,565

Commercial Paper		Par (000)	Value
Svenska Handelsbanken AB, (New York Branch), 1.20%, 2/27/17 (b)	USD	4,260	$ 4,263,250
Swedbank AB, (New York Branch), 1.38%, 8/18/17 (b)		4,180	4,186,534
Total Commercial Paper — 1.5%			45,277,846

	Shares		Value
Money Market Funds — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.36% (k)(l)		734,808	734,808
Total Short-Term Securities (Cost — $111,437,700) — 3.6%			111,583,919

Options Purchased			Value
(Cost — $419,400) — 0.0%			811,785
Total Investments Before TBA Sale Commitments (Cost — $3,915,948,804*) — 124.3%			3,888,306,961

TBA Sale Commitments (f)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 1/01/32	USD	6,972	(6,983,030)
3.00%, 1/01/32-1/01/47		51,615	(51,394,555)
3.50%, 1/01/32-1/01/47		70,978	(73,303,479)
4.00%, 1/01/32-1/01/47		58,626	(61,557,482)
4.50%, 1/01/32-1/01/47		24,323	(25,940,912)
5.00%, 1/01/47		17,365	(18,916,997)
5.50%, 1/01/47		2,100	(2,334,445)
6.00%, 1/01/47		6,269	(7,098,663)
Freddie Mac Mortgage-Backed Securities:
3.00%, 1/01/47		7,969	(7,913,013)
3.50%, 1/01/47		10,100	(10,341,823)
4.00%, 1/01/47		99,584	(104,535,995)
4.50%, 1/01/47		3,907	(4,193,668)
5.00%, 1/01/47		3,293	(3,585,511)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 1/15/47		7,048	(7,328,530)
4.50%, 1/15/47		7,007	(7,572,513)
Total TBA Sale Commitments (Proceeds — $392,327,290) — (12.6)%			(393,000,616)

Total Investments Net of TBA Sale Commitments — 111.7%			3,495,306,345
Liabilities in Excess of Other Assets — (11.7)%			(366,260,561)

Net Assets — 100.0%			$3,129,045,784

Notes to Schedule of Investments

*	As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,917,570,663

Gross unrealized appreciation	$23,380,764
Gross unrealized depreciation	(52,644,466)

Net unrealized depreciation	$(29,263,702)

BLACKROCK FUNDS II	DECEMBER 31, 2016	13

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Perpetual security with no stated maturity date.

(e)	Zero-coupon bond.

(f)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$1,522,905	$ 92,425
BNP Paribas Securities Corp.	$(10,269,025)	$ 5,947
Citigroup Global Markets, Inc.	$11,252,519	$ (9,721)
Credit Suisse Securities (USA) LLC	$(38,646,704)	$ 50,243
Daiwa Capital Markets America, Inc.	$13,268,023	$ (6,867)
Deutsche Bank Securities, Inc.	$210,066	$ 164
Goldman Sachs & Co.	$(95,688,298)	$106,478
J.P. Morgan Securities LLC	$95,230,609	$ 1,921
Jefferies LLC	$23,364,211	$ 28,179
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(5,456,390)	$ (13,355)
Morgan Stanley & Co. LLC	$(6,871,032)	$ 3,881
Nomura Securities International, Inc.	$19,663,424	$ 6,549
RBC Capital Markets, LLC	$6,747,858	$ 1,928
Wells Fargo Securities, LLC	$3,373,279	$ (4,255)

(g)	Amount is less than $500.

(h)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(i)	Issuer is a U.S. branch of a foreign domiciled bank.

(j)	Rates are discount rates or a range of discount rates at the time of purchase.

(k)	During the period ended December 31, 2016, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at December 31, 2016	Value at December 31, 2016	Income	Realized Gain
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,666,751	(1,931,943)	734,808	$734,808	$9,249	$148

(l)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
BNP Paribas S.A.	0.25%	12/30/16	1/03/17	$ 64,268,750	$ 64,270,535	U.S. Treasury Obligations	Overnight
Credit Suisse Securities (USA) LLC	(2.00)%	12/30/16	1/03/17	122,331,647	122,304,462	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	(0.95)%	12/30/16	1/03/17	25,863,139	25,860,409	U.S. Treasury Obligations	Overnight
J.P. Morgan Securities LLC	(1.00)%	12/30/16	1/03/17	55,371,263	55,365,110	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(0.69)%	12/30/16	1/03/17	30,115,200	30,112,891	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(2.54)%	12/30/16	1/03/17	74,106,898	74,085,984	U.S. Treasury Obligations	Overnight
Total				$372,056,897	$371,999,391

14	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(590)	Euro-Bund	March 2017	USD	101,947,936	$(1,336,416)
(1)	Long Gilt British	March 2017	USD	155,074	(2,883)
437	U.S. Treasury Bonds (30 Year)	March 2017	USD	65,836,781	143,454
(532)	U.S. Treasury Notes (10 Year)	March 2017	USD	66,117,625	105,980
345	U.S. Treasury Notes (2 Year)	March 2017	USD	74,757,188	(12,065)
(1,481)	U.S. Treasury Notes (5 Year)	March 2017	USD	174,260,477	(90,869)
(677)	U.S. Ultra Treasury Bonds	March 2017	USD	108,489,250	(48,021)
28	Euro Dollar	December 2017	USD	6,893,600	7,312
(79)	Euro Dollar	September 2018	USD	19,379,688	30,505
(28)	Euro Dollar	December 2018	USD	6,860,000	(10,188)
Total					$(1,213,191)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	4,148,905	USD	1,212,120	BNP Paribas S.A.	1/04/17	$ 60,635
BRL	2,284,700	USD	670,000	Goldman Sachs International	1/04/17	30,875
BRL	3,787,056	USD	1,120,000	Goldman Sachs International	1/04/17	41,751
BRL	2,674,104	USD	804,000	Nomura International PLC	1/04/17	16,332
BRL	3,021,995	USD	890,000	Royal Bank of Scotland PLC	1/04/17	37,054
USD	606,060	BRL	2,121,816	Goldman Sachs International	1/04/17	(44,847)
USD	804,000	BRL	2,684,556	Goldman Sachs International	1/04/17	(19,538)
USD	804,000	BRL	2,687,772	Goldman Sachs International	1/04/17	(20,525)
USD	606,060	BRL	2,115,669	Morgan Stanley & Co. International PLC	1/04/17	(42,961)
USD	938,000	BRL	3,174,192	Morgan Stanley & Co. International PLC	1/04/17	(35,743)
USD	938,000	BRL	3,192,014	Morgan Stanley & Co. International PLC	1/04/17	(41,211)
USD	637,764	CLP	430,586,365	Royal Bank of Scotland PLC	1/05/17	(4,803)
USD	11,364,433	EUR	10,686,000	Goldman Sachs International	1/05/17	112,072
CNH	2,632,810	USD	380,000	BNP Paribas S.A.	1/06/17	(3,430)
CNH	1,359,054	USD	196,080	Citibank N.A.	1/06/17	(1,695)
CNH	2,190,358	USD	316,000	HSBC Bank PLC	1/06/17	(2,713)
CNH	948,109	USD	136,800	JPMorgan Chase Bank N.A.	1/06/17	(1,192)
CNH	326,626	USD	47,120	Royal Bank of Scotland PLC	1/06/17	(403)
USD	1,792,805	CNH	12,391,508	HSBC Bank PLC	1/06/17	20,450
GBP	11,000	USD	13,774	JPMorgan Chase Bank N.A.	1/09/17	(214)
USD	570,701	GBP	456,000	Citibank N.A.	1/09/17	8,562
EUR	379,000	USD	406,732	Goldman Sachs International	1/10/17	(7,536)
RUB	32,847,134	USD	513,000	JPMorgan Chase Bank N.A.	1/10/17	21,147
USD	402,621	EUR	379,000	Bank of America N.A.	1/10/17	3,424
USD	513,000	RUB	31,559,760	Morgan Stanley & Co. International PLC	1/10/17	(213)
EUR	670,000	USD	714,555	Royal Bank of Scotland PLC	1/12/17	(8,773)
USD	235,899	EUR	223,333	Goldman Sachs International	1/12/17	639
USD	235,944	EUR	223,333	Goldman Sachs International	1/12/17	684
USD	235,958	EUR	223,333	Goldman Sachs International	1/12/17	697
USD	712,806	EUR	670,000	Goldman Sachs International	1/12/17	7,025
EUR	1,320,000	USD	1,407,331	JPMorgan Chase Bank N.A.	1/13/17	(16,760)

BLACKROCK FUNDS II	DECEMBER 31, 2016	15

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	14,201,000	USD	220,000	Bank of America N.A.	1/13/17	$ 10,778
RUB	12,703,680	USD	198,000	Deutsche Bank AG	1/13/17	8,445
RUB	71,166,040	USD	1,100,000	Deutsche Bank AG	1/13/17	56,508
RUB	83,544,120	USD	1,320,000	JPMorgan Chase Bank N.A.	1/13/17	37,662
USD	1,408,081	EUR	1,320,000	Morgan Stanley & Co. International PLC	1/13/17	17,509
USD	378,369	RUB	23,141,054	HSBC Bank PLC	1/13/17	2,308
USD	1,320,000	RUB	80,725,920	HSBC Bank PLC	1/13/17	8,136
USD	380,631	RUB	23,309,836	JPMorgan Chase Bank N.A.	1/13/17	1,827
ZAR	10,175,148	USD	740,000	Morgan Stanley & Co. International PLC	1/17/17	(1,852)
RUB	83,780,400	USD	1,320,000	JPMorgan Chase Bank N.A.	1/18/17	40,000
USD	456,900	INR	30,936,699	Royal Bank of Scotland PLC	1/18/17	2,011
USD	390,432	RUB	23,902,266	Bank of America N.A.	1/18/17	2,429
USD	416,224	RUB	25,477,092	Citibank N.A.	1/18/17	2,657
USD	513,343	RUB	31,303,677	Deutsche Bank AG	1/18/17	5,194
KRW	1,409,400	USD	1,200	Barclays Bank PLC	1/23/17	(33)
USD	470,200	KRW	552,381,556	Royal Bank of Scotland PLC	1/23/17	12,855
USD	1,667,210	MXN	34,077,970	Morgan Stanley & Co. International PLC	1/23/17	29,543
USD	688,000	TWD	21,879,776	Nomura International PLC	1/23/17	8,373
JPY	33,702,199	USD	293,000	Morgan Stanley & Co. International PLC	1/27/17	(4,156)
BRL	1,126,605	USD	335,000	Goldman Sachs International	2/01/17	7,671
BRL	1,132,300	USD	335,000	Morgan Stanley & Co. International PLC	2/01/17	9,403
MXN	7,665,734	USD	370,000	Deutsche Bank AG	2/07/17	(2,331)
MXN	7,678,240	USD	370,000	UBS AG	2/07/17	(1,728)
USD	740,000	MXN	15,232,160	Goldman Sachs International	2/07/17	9,418
RUB	41,828,550	EUR	647,000	Société Générale	2/22/17	(8,686)

Total						$362,731

 OTC Options Purchased

Description	Put/Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value

USD Currency	Call	JPMorgan Chase Bank N.A.	1/09/17	CAD	1.35	USD	750	$ 3,646
USD Currency	Call	BNP Paribas S.A.	1/23/17	TWD	32.00	USD	1,330	18,731
USD Currency	Call	Goldman Sachs International	1/23/17	INR	69.00	USD	1,330	2,204
USD Currency	Call	Citibank N.A.	2/22/17	CAD	1.36	USD	1,502	14,538
USD Currency	Call	HSBC Bank PLC	3/10/17	CNH	6.92	USD	910	25,627
USD Currency	Put	UBS AG	1/05/17	JPY	116.50	USD	890	5,264
EUR Currency	Put	Citibank N.A.	1/13/17	USD	1.06	EUR	900	9,369
USD Currency	Put	Morgan Stanley & Co. International PLC	1/13/17	BRL	3.45	USD	900	49,792
EUR Currency	Put	BNP Paribas S.A.	6/01/17	USD	1.02	EUR	45,171	682,614

Total								$811,785

Centrally Cleared Credit Default Swaps - Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Depreciation

CDX.NA.IG Series 27 Version 1	1.00%	12/20/21	USD 9,810	$(52,134)

16	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

 Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

1.26%[1]	3-month LIBOR	1/12/17	USD	149,961	$(606,273)
3.39%[1]	UK RPI All Items Monthly	10/15/21	GBP	12,459	41,649
3.39%[1]	UK RPI All Items Monthly	10/15/21	GBP	12,459	37,373
3.37%[1]	UK RPI All Items Monthly	10/15/21	GBP	12,273	57,866
2.13%[2]	3-month LIBOR	8/25/25	USD	485	(2,029)
2.27%[1]	3-month LIBOR	9/11/25	USD	367	(2,511)
3.46%[2]	UK RPI All Items Monthly	10/15/26	GBP	12,459	(75,007)
3.45%[2]	UK RPI All Items Monthly	10/15/26	GBP	12,459	(99,681)
3.43%[2]	UK RPI All Items Monthly	10/15/26	GBP	12,273	(129,937)

Total					$(778,550)

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Fund pays the floating rate and receives the fixed rate.

OTC Credit Default Swaps - Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

United Mexican States	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	1,491	$ 5,493	$ 9,086	$ (3,593)
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	1,491	9,123	13,925	(4,802)
Loews Corp.	1.00%	Barclays Bank PLC	12/20/20	USD	1,730	(52,081)	(51,833)	(248)
Valero Energy Corp.	1.00%	Morgan Stanley Capital Services LLC	12/20/20	USD	1,750	(12,939)	34,253	(47,192)
HSBC Holdings PLC ADR	1.00%	Bank of America N.A.	12/20/21	EUR	2,657	(43,095)	(39,715)	(3,380)
HSBC Holdings PLC ADR	1.00%	BNP Paribas S.A.	12/20/21	EUR	6,140	(99,588)	(66,325)	(33,263)
HSBC Holdings PLC ADR	1.00%	BNP Paribas S.A.	12/20/21	EUR	3,572	(57,936)	(49,047)	(8,889)
HSBC Holdings PLC ADR	1.00%	Credit Suisse International	12/20/21	EUR	2,167	(35,147)	(30,597)	(4,550)
Prudential Financial, Inc.	1.00%	Citibank N.A.	12/20/21	USD	6,445	(48,723)	60,485	(109,208)
Republic of South Africa	1.00%	Bank of America N.A.	12/20/21	USD	725	38,062	53,036	(14,974)
Republic of South Africa	1.00%	Barclays Bank PLC	12/20/21	USD	4,350	228,372	316,385	(88,013)
Republic of South Africa	1.00%	Citibank N.A.	12/20/21	USD	1,770	92,924	129,481	(36,557)
Republic of South Africa	1.00%	Goldman Sachs International	12/20/21	USD	441	23,152	32,075	(8,923)
Republic of South Africa	1.00%	HSBC Bank PLC	12/20/21	USD	845	44,362	62,372	(18,010)
Republic of South Africa	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	1,835	96,336	134,236	(37,900)
Republic of the Philippines	1.00%	Bank of America N.A.	12/20/21	USD	885	3,814	8,717	(4,903)
Republic of the Philippines	1.00%	Bank of America N.A.	12/20/21	USD	502	2,164	4,261	(2,097)
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	3,829	16,498	14,700	1,798
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	1,089	4,691	4,683	8
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	618	2,661	2,765	(104)
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	386	1,663	1,459	204
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	309	1,330	1,167	163
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	154	666	584	82
Republic of the Philippines	1.00%	Citibank N.A.	12/20/21	USD	913	3,935	6,903	(2,968)
Republic of the Philippines	1.00%	Citibank N.A.	12/20/21	USD	447	1,927	1,899	28
Republic of the Philippines	1.00%	Citibank N.A.	12/20/21	USD	219	943	534	409
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	856	3,689	2,090	1,599
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	410	1,767	1,764	3
Republic of the Philippines	1.00%	UBS AG	12/20/21	USD	381	1,643	1,441	202
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	670	23,529	39,164	(15,635)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	670	23,529	39,351	(15,822)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	670	23,529	39,351	(15,822)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	665	23,353	38,872	(15,519)

BLACKROCK FUNDS II	DECEMBER 31, 2016	17

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	665	$ 23,354	$ 39,158	$ (15,804)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	400	14,047	23,493	(9,446)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	75	2,634	4,384	(1,750)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	70	2,458	4,092	(1,634)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	70	2,458	4,111	(1,653)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	70	2,458	4,111	(1,653)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	70	2,458	4,122	(1,664)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	45	1,580	2,643	(1,063)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	12/20/21	EUR	2,868	22,282	26,259	(3,977)
Standard Chartered PLC	1.00%	Citibank N.A.	12/20/21	EUR	4,819	37,440	38,167	(727)
Standard Chartered PLC	1.00%	Citibank N.A.	12/20/21	EUR	3,379	26,252	50,281	(24,029)
Standard Chartered PLC	1.00%	Citibank N.A.	12/20/21	EUR	3,071	23,860	48,785	(24,925)
Standard Chartered PLC	1.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	1,840	14,296	16,860	(2,564)
CMBX.NA Series 8 AAA	0.50%	Credit Suisse International	10/17/57	USD	1,090	12,470	25,694	(13,224)
CMBX.NA Series 8 AAA	0.50%	Credit Suisse International	10/17/57	USD	840	9,610	37,145	(27,535)
CMBX.NA Series 8 AAA	0.50%	Morgan Stanley Capital Services LLC	10/17/57	USD	670	7,665	15,547	(7,882)
CMBX.NA Series 8 AAA	0.50%	Morgan Stanley Capital Services LLC	10/17/57	USD	560	6,407	12,540	(6,133)
CMBX.NA Series 9 AAA	0.50%	Goldman Sachs International	9/17/58	USD	540	11,826	17,481	(5,655)
CMBX.NA Series 6 AAA	0.50%	Deutsche Bank AG	5/11/63	USD	2,199	751	730	21
CMBX.NA Series 6 AAA	0.50%	Deutsche Bank AG	5/11/63	USD	1,919	656	(1,444)	2,100
CMBX.NA Series 6 AAA	0.50%	Deutsche Bank AG	5/11/63	USD	1,369	468	274	194
CMBX.NA Series 6 BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	USD	280	15,805	18,465	(2,660)
CMBX.NA Series 6 BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	USD	280	15,805	18,465	(2,660)
CMBX.NA Series 6 BBB-	3.00%	Morgan Stanley Capital Services LLC	5/11/63	USD	280	15,805	16,970	(1,165)

Total						$602,491	$1,245,855	$(643,364)

OTC Credit Default Swaps - Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation

United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	1,491	$ (5,493)	$ (10,532)	$ 5,039
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	1,491	(9,123)	(12,131)	3,008
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB+	USD	182	(3,626)	(16,286)	12,660
CMBX.NA Series 3 AM	0.50%	Goldman Sachs International	12/13/49	BBB+	USD	455	(9,064)	(41,229)	32,165
CMBX.NA Series 3 AM	0.50%	JPMorgan Chase Bank N.A.	12/13/49	BBB+	USD	2,275	(45,322)	(195,612)	150,290
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB+	USD	1,820	(45,364)	(246,372)	201,008
CMBX.NA Series 8 A	2.00%	Morgan Stanley Capital Services LLC	10/17/57	Not Rated	USD	225	(11,473)	(22,198)	10,725
CMBX.NA Series 6 BBB-	3.00%	Credit Suisse International	5/11/63	BBB-	USD	280	(15,801)	(23,755)	7,954

Total							$(145,266)	$(568,115)	$422,849

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

18	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

13.13%[1]	1-day BZDIOVER	Bank of America N.A.	7/03/17	BRL	6,677	$ (2,167)	—	$(2,167)
12.93%[1]	1-day BZDIOVER	Citibank N.A.	7/03/17	BRL	13,351	(212)	—	(212)
13.11%[1]	1-day BZDIOVER	Citibank N.A.	7/03/17	BRL	8,014	(2,235)	—	(2,235)
12.85%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	7/03/17	BRL	16,090	(1,600)	—	(1,600)
12.85%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	7/03/17	BRL	1,491	147	—	147
1.92%[2]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/10/17	KRW	2,278,440	1,621	$2,580	(959)
1.69%[1]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/10/17	KRW	2,278,440	(3,885)	—	(3,885)
4.30%[1]	28-day MXIBTIIE	Bank of America N.A.	12/07/17	MXN	4,907	5,996	4	5,992
12.10%[1]	1-day BZDIOVER	Bank of America N.A.	1/02/18	BRL	15,606	(11,099)	—	(11,099)
12.08%[1]	1-day BZDIOVER	Bank of America N.A.	1/02/18	BRL	12,547	(8,085)	—	(8,085)
4.55%[1]	28-day MXIBTIIE	Barclays Bank PLC	3/21/18	MXN	8,957	13,085	125	12,960
4.85%[1]	28-day MXIBTIIE	Bank of America N.A.	11/01/18	MXN	7,677	15,289	21	15,268
7.07%[2]	28-day MXIBTIIE	Citibank N.A.	11/21/18	MXN	39,258	(4,354)	—	(4,354)
7.04%[2]	28-day MXIBTIIE	Goldman Sachs International	11/21/18	MXN	84,163	(11,556)	—	(11,556)
7.06%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/21/18	MXN	47,110	(5,607)	—	(5,607)
7.00%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/21/18	MXN	39,802	(7,534)	—	(7,534)
7.10%[2]	28-day MXIBTIIE	Citibank N.A.	11/22/18	MXN	47,110	(4,112)	(91)	(4,021)
6.98%[2]	28-day MXIBTIIE	Citibank N.A.	11/28/18	MXN	67,000	(14,117)	(121)	(13,996)
7.00%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/28/18	MXN	39,549	(7,640)	(73)	(7,567)
6.98%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/28/18	MXN	38,008	(8,009)	(69)	(7,940)
6.85%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/29/18	MXN	79,751	(25,872)	(132)	(25,740)
6.93%[2]	28-day MXIBTIIE	Bank of America N.A.	11/30/18	MXN	57,391	(14,814)	(298)	(14,516)
6.89%[2]	28-day MXIBTIIE	Goldman Sachs International	11/30/18	MXN	42,082	(12,338)	(212)	(12,126)
4.77%[1]	28-day MXIBTIIE	Citibank N.A.	12/05/18	MXN	3,324	7,278	5	7,273
4.70%[1]	28-day MXIBTIIE	Bank of America N.A.	12/06/18	MXN	3,324	7,497	4	7,493
4.76%[1]	28-day MXIBTIIE	Citibank N.A.	12/06/18	MXN	3,324	7,315	5	7,310
12.46%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/19	BRL	5,374	31,971	—	31,971
11.00%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/20	BRL	3,275	(7,210)	—	(7,210)
11.81%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/20	BRL	1,698	9,161	—	9,161
11.80%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/20	BRL	1,698	9,010	—	9,010
11.03%[2]	1-day BZDIOVER	Citibank N.A.	1/02/20	BRL	3,108	(6,009)	—	(6,009)
11.77%[2]	1-day BZDIOVER	Citibank N.A.	1/02/20	BRL	2,388	12,038	—	12,038
12.10%[2]	1-day BZDIOVER	Citibank N.A.	1/02/20	BRL	1,841	14,721	—	14,721
11.02%[2]	1-day BZDIOVER	Citibank N.A.	1/02/20	BRL	1,745	(3,586)	—	(3,586)
11.10%[2]	1-day BZDIOVER	Goldman Sachs International	1/02/20	BRL	5,637	(9,341)	—	(9,341)
11.10%[2]	1-day BZDIOVER	Goldman Sachs International	1/02/20	BRL	1,546	(2,534)	—	(2,534)
11.88%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	4,383	22,613	—	22,613

BLACKROCK FUNDS II	DECEMBER 31, 2016	19

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

12.17%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	3,255	$ 28,060	—	$ 28,060
11.04%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	3,161	(5,929)	—	(5,929)
12.01%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	2,385	17,093	—	17,093
10.98%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	1,638	(3,953)	—	(3,953)
11.38%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	818	587	—	587
3.27%[1]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	8,580	(527,262)	—	(527,262)
5.73%[1]	28-day MXIBTIIE	Bank of America N.A.	1/03/25	MXN	7,400	45,512	$ 98	45,414
6.43%[2]	28-day MXIBTIIE	Bank of America N.A.	6/06/25	MXN	6,011	(25,952)	(102)	(25,850)
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	6/09/25	MXN	3,006	(13,768)	(16)	(13,752)
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	7/17/25	MXN	7,228	(33,640)	(33)	(33,607)
6.32%[2]	28-day MXIBTIIE	Morgan Stanley Capital Services LLC	7/17/25	MXN	14,506	(67,733)	(65)	(67,668)
6.32%[2]	28-day MXIBTIIE	Goldman Sachs International	8/06/25	MXN	21,681	(101,698)	(96)	(101,602)
6.31%[1]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN	7,575	35,852	33	35,819
6.31%[1]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN	7,575	35,852	33	35,819
6.31%[1]	28-day MXIBTIIE	Deutsche Bank AG	8/11/25	MXN	28,117	133,330	120	133,210
6.27%[2]	28-day MXIBTIIE	Bank of America N.A.	12/05/25	MXN	901	(4,528)	(12)	(4,516)
7.78%[1]	28-day MXIBTIIE	Citibank N.A.	11/11/26	MXN	10,196	4,369	—	4,369
7.78%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/11/26	MXN	12,089	5,172	—	5,172
7.80%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/11/26	MXN	6,077	2,190	—	2,190
8.71%[1]	3-month JIBAR	JPMorgan Chase Bank N.A.	11/14/26	ZAR	7,860	(16,051)	40	(16,091)
8.71%[1]	3-month JIBAR	JPMorgan Chase Bank N.A.	11/14/26	ZAR	6,615	(13,509)	34	(13,543)
7.69%[1]	28-day MXIBTIIE	Citibank N.A.	11/18/26	MXN	4,253	3,229	12	3,217
7.69%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/18/26	MXN	9,832	7,464	28	7,436
7.77%[1]	28-day MXIBTIIE	Bank of America N.A.	11/20/26	MXN	14,864	7,364	130	7,234
7.75%[1]	28-day MXIBTIIE	Goldman Sachs International	11/20/26	MXN	10,597	6,140	91	6,049

Total						$(497,983)	$2,043	$(500,026)

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Fund pays the floating rate and receives the fixed rate.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

20	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$148,816,490	$74,916,101	$223,732,591
Corporate Bonds[1]	—	823,682,595	—	823,682,595
Foreign Agency Obligations	—	3,601,732	—	3,601,732
Foreign Government Obligations	—	69,223,456	—	69,223,456
Non-Agency Mortgage-Backed Securities	—	138,565,197	1,627,110	140,192,307
Preferred Securities[1]	$3,012,807	7,270,559	—	10,283,366
Project Loans	—	—	20,193	20,193
Taxable Municipal Bonds	—	32,533,246	—	32,533,246
U.S. Government Sponsored Agency Securities	—	1,266,236,008	—	1,266,236,008
U.S. Treasury Obligations	—	1,206,405,763	—	1,206,405,763
Short-Term Securities	734,808	110,849,111	—	111,583,919
Options Purchased:
Foreign currency exchange contracts	—	811,785	—	811,785
Liabilities:
Investments:
TBA Sale Commitments	—	(393,000,616)	—	(393,000,616)

Total	$3,747,615	$3,414,995,326	$76,563,404	$3,495,306,345

Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$429,660	—	$429,660
Foreign currency exchange contracts	—	634,074	—	634,074
Interest rate contracts	$287,251	487,626	—	774,877
Other contracts	—	136,888	—	136,888
Liabilities:
Credit contracts	—	(702,309)	—	(702,309)
Foreign currency exchange contracts	—	(271,343)	—	(271,343)
Interest rate contracts	(1,500,442)	(1,598,465)	—	(3,098,907)
Other contracts	—	(304,625)	—	(304,625)

Total	$(1,213,191)	$(1,188,494)	—	$(2,401,685)

[1]	See above Schedule of Investments for values in each industry.
[2]	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $371,999,391 are categorized as Level 2 within the disclosure hierarchy.

During the period ended December 31, 2016, there were no transfers between Level 1 and Level 2.

BLACKROCK FUNDS II	DECEMBER 31, 2016	21

Schedule of Investments (concluded)	BlackRock Core Bond Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Non-Agency Mortgage-Backed Securities	Project Loans	Total

Assets:
Opening Balance, as of September 30, 2016	$56,161,814	$ 5,462,284	$21,004	$61,645,102
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(1,342,525)	(3,945,484)	—	(5,288,009)
Accrued discounts/premiums	17,043	2,106	(30)	19,119
Net realized gain (loss)	(3,085)	—	3	(3,082)
Net change in unrealized appreciation (depreciation)[1]	28,287	5,734	67	34,088
Purchases	22,141,371	102,470	—	22,243,841
Sales	(1,586,804)	—	(851)	(1,587,655)
Maturities	(500,000)	—	—	(500,000)

Closing Balance, as of December 31, 2016	$74,916,101	$ 1,627,110	$20,193	$76,563,404

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2016[1]	$29,301	$ 5,734	$67	$35,102

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

22	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments December 31, 2016 (Unaudited)	BlackRock Credit Strategies Income Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)		Par (000)	Value
ALM VII Ltd.:
Series 2012-7A, Class BR, 2.98%, 10/15/28 (b)	USD	1,000	$1,000,000
Series 2012-7A, Class CR, 4.70%, 10/15/28 (b)		1,000	981,870
ALM VIII Ltd., Series 2013-8A, Class CR, 4.80%, 10/15/28 (b)		1,000	976,900
ARES CLO Ltd., Series 2015-4A, Class C, 5.13%, 10/15/26 (b)		1,000	999,922
ARES XXV CLO Ltd.:
Series 2012-3A, Class BR, 2.63%, 1/17/24 (b)		1,000	1,000,000
Series 2012-3A, Class CR, 3.38%, 1/17/24 (b)		1,000	1,000,000
Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class DR, 4.79%, 1/30/24 (b)		1,000	995,831
Atlas Senior Loan Fund Ltd.:
Series 2012-1A, Class A3LR, 3.41%, 8/15/24 (b)		1,000	996,827
Series 2012-1A, Class B1LR, 4.81%, 8/15/24 (b)		1,000	1,000,139
Atrium IX, Series 9A, Class D, 4.44%, 2/28/24 (b)		1,000	990,566
Atrium XII, Series 12A, Class C, 3.93%, 10/22/26 (b)		1,000	1,003,022
Ballyrock CLO Ltd., Series 2016-1A, Class C, 3.52%, 10/15/28 (b)		1,000	1,000,000
Bayview Opportunity Master Fund IIa Trust, Series 2016-RPL3, Class A1, 3.47%, 7/28/31 (c)		755	750,179
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class BR, 3.38%, 10/14/28 (b)		1,000	988,450
Series 2013-3A, Class B, 3.53%, 7/15/25 (b)		1,000	997,951
Series 2016-3A, Class C, 4.79%, 10/20/29 (b)		1,000	999,840
CIFC Funding Ltd.:
Series 2012-3A, Class B1R, 4.88%, 1/29/25 (b)		1,000	1,000,000
Series 2014-3A, Class C1, 3.68%, 7/22/26 (b)		1,000	997,380
Finn Square CLO Ltd., Series 2012-1A, Class A2R, 2.70%, 12/24/23 (b)		1,000	998,360
Flatiron CLO Ltd., Series 2012-1AR, Class BR, 4.25%, 10/25/21 (b)		1,000	1,000,000
GoldenTree Loan Opportunities VIII Ltd., Series 2014-8A, Class D, 4.50%, 4/19/26 (b)		1,000	984,600
Greywolf CLO V Ltd., Series 2015-1A, Class C, 4.68%, 4/25/27 (b)		1,000	974,316

Asset-Backed Securities (a)		Par (000)	Value
LCM XV LP, Series 15A, Class C, 4.03%, 8/25/24 (b)	USD	1,000	$999,927
Madison Park Funding X Ltd.:
Series 2012-10A, Class AR, 5.08%, 1/20/29 (b)		1,000	1,000,000
Series 2012-10A, Class DR, 2.33%, 1/20/29 (b)		1,000	1,000,000
Series 2012-10A, Class ER, 8.46%, 1/20/29 (b)		500	489,900
Madison Park Funding XI Ltd., Series 2013-11A, Class A1B, 2.33%, 10/23/25 (b)		1,000	999,936
Neuberger Berman CLO XIII Ltd., Series 2012-13A, Class C, 3.73%, 1/23/24 (b)		1,000	1,007,800
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class D, 5.21%, 10/17/27 (b)		1,000	964,200
OCP CLO Ltd.:
Series 2013-3A, Class B, 3.63%, 1/17/25 (b)		1,000	1,000,001
Series 2016-12A, Class A1, 2.46%, 10/18/28 (b)		1,000	999,000
Sound Point CLO III Ltd., Series 2013-2A, Class D, 4.78%, 7/15/25 (b)		250	249,986
THL Credit Wind River CLO Ltd., Series 2014-2A, Class A2, 2.33%, 7/15/26 (b)		1,000	1,000,000
U.S. Residential Opportunity Fund II Trust:
Series 2016-1II, Class A, 3.47%, 7/27/36 (c)		95	94,397
Series 2016-2II, Class A, 3.47%, 8/27/36 (c)		915	910,832
U.S. Residential Opportunity Fund III Trust:
Series 2016-1III, Class A, 3.47%, 7/27/36 (c)		950	946,186
Series 2016-2III, Class A, 3.47%, 8/27/36 (c)		942	937,212
U.S. Residential Opportunity Fund IV Trust, Series 2016-1IV, Class A, 3.47%, 7/27/36 (c)		840	835,582
VOLT XLVIII LLC, Series 2016-NPL8, Class A1, 3.50%, 7/25/46 (c)		938	934,847
Voya CLO Ltd., Series 2016-3A, Class C, 4.67%, 10/18/27 (b)		1,000	981,000
York CLO 1 Ltd., Series 2014-1A, Class D, 4.98%, 1/22/27 (b)		1,000	986,902
Total Asset-Backed Securities — 10.3%			37,973,861

Portfolio Abbreviations
AKA	Also Known As	GBP	British Pound	PIK	Payment-in-kind
BRL	Brazilian Real	HKD	Hong Kong Dollar	REIT	Real Estate Investment Trust
BZDIOVER	Overnight Brazil CETIP — Interbank Rate	INR	Indian Rupee	RPI	Retail Price Index
CAD	Canadian Dollar	JIBAR	Johannesburg Interbank	RUB	Russian Ruble
CLO	Collateralized Loan Obligation		Agreed Rate	TBA	To-be-announced
CLP	Chilean Peso	JPY	Japanese Yen	TWD	New Taiwan Dollar
CNH	Chinese Yuan Offshore	KRW	South Korean Won	USD	U.S. Dollar
CPI	Consumer Price Index	LIBOR	London Interbank Offered Rate	UKRPI	UK Retail Price Index
ETF	Exchange-Traded Fund	MXIBTIIE	Mexico Interbank TIIE	USGI	United States Government
EUR	Euro		28-Day		Issue
FKA	Formerly Known As	MXN	Mexican Peso	ZAR	South African Rand

BLACKROCK FUNDS II	DECEMBER 31, 2016	1

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Common Stocks		Shares	Value
Electric Utilities — 0.1%
Vistra Energy Corp.		13,589	$210,630
Equity Real Estate Investment Trusts (REITs) — 0.0%
Ovation Acquisition I, LLC (Acquired 12/28/15, cost $593) (d)(e)		593	593
Health Care Providers & Services — 0.0%
New Millennium Holdco, Inc. (Millennium Health LLC) (e)		418,385	4
New Millennium Holdco, Inc. (Millennium Health LLC) (e)		392,559	4

			8
Oil, Gas & Consumable Fuels — 0.0%
Southcross Holdings Borrower LP		34	11,050
Southcross Holdings GP LLC (e)		34	—

			11,050
Total Common Stocks — 0.1%			222,281

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.4%
Arconic, Inc., 5.90%, 2/01/27	USD	90	93,825
Bombardier, Inc.:
8.75%, 12/01/21 (a)		104	110,370
6.00%, 10/15/22 (a)		166	156,040
6.13%, 1/15/23 (a)		177	168,752
7.50%, 3/15/25 (a)		176	173,892
Engility Corp., 8.88%, 9/01/24 (a)		51	53,423
KLX, Inc., 5.88%, 12/01/22 (a)		235	242,050
Meccanica Holdings USA, Inc., 6.25%, 1/15/40 (a)		100	101,250
TransDigm, Inc., 6.38%, 6/15/26 (a)		313	321,451

			1,421,053
Air Freight & Logistics — 0.2%
WFS Global Holding SAS, 9.50%, 7/15/22	EUR	100	108,228
XPO Logistics, Inc.:
5.75%, 6/15/21		200	223,204
6.50%, 6/15/22 (a)	USD	344	361,200

			692,632
Airlines — 0.5%
Air Canada Pass-Through Trust, Series 2013-1, Class C, 6.63%, 5/15/18 (a)		109	113,087
American Airlines Group, Inc., 4.63%, 3/01/20 (a)		121	122,513
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (a)		551	551,198
Continental Airlines Pass-Through Certificates, Series 2012-3, Class C, 6.13%, 4/29/18		190	197,600
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 5/15/23		280	296,682
Virgin Australia Holdings Ltd., 7.88%, 10/15/21		500	503,340

			1,784,420
Auto Components — 0.2%
Adient Global Holdings Ltd., 3.50%, 8/15/24	EUR	100	106,792
Faurecia, 3.63%, 6/15/23		100	109,318
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.88%, 3/15/19	USD	250	252,500

Corporate Bonds		Par (000)	Value
Auto Components (continued)
Schaeffler Verwaltung Zwei GmbH:
2.75% (2.75% Cash or 3.50% PIK), 9/15/21 (f)	EUR	100	$108,297
3.25% (3.25% Cash or 4.00% PIK), 9/15/23 (f)		200	216,847

			793,754
Automobiles — 0.2%
Fiat Chrysler Automobiles NV, 3.75%, 3/29/24		100	109,171
Fiat Chrysler Finance Europe:
4.75%, 3/22/21		100	115,529
4.75%, 7/15/22		200	231,584
Jaguar Land Rover Automotive PLC, 3.88%, 3/01/23	GBP	100	126,938

			583,222
Banks — 1.4%
Allied Irish Banks PLC, 4.13%, 11/26/25 (b)	EUR	200	213,175
Banco de Credito del Peru/Panama, 6.88%, 9/16/26 (b)	USD	400	445,600
Bank of Ireland, 4.25%, 6/11/24 (b)	EUR	100	108,160
Bankia SA, 4.00%, 5/22/24 (b)		300	320,491
Barclays PLC, 5.20%, 5/12/26	USD	1,000	1,016,550
CIT Group, Inc.:
5.25%, 3/15/18		430	445,587
5.00%, 8/01/23		240	247,800
Commerzbank AG, 7.75%, 3/16/21	EUR	100	125,791
ICICI Bank Ltd., 4.00%, 3/18/26	USD	400	388,145
Intesa Sanpaolo SpA:
5.00%, 9/23/19	EUR	50	56,691
5.15%, 7/16/20		50	57,826
6.63%, 9/13/23		100	124,538
Shinhan Bank, 3.88%, 12/07/26 (b)	USD	300	300,110
UniCredit SpA:
6.95%, 10/31/22	EUR	100	120,825
5.75%, 10/28/25 (b)		200	222,396
Woori Bank, 4.75%, 4/30/24	USD	400	403,537
Yamaguchi Financial Group, Inc., 0.50%, 3/26/20 (b)(g)		400	413,900

			5,011,122
Biotechnology — 0.2%
Gilead Sciences, Inc., 4.15%, 3/01/47		940	892,815
Building Products — 0.4%
Builders FirstSource, Inc., 5.63%, 9/01/24 (a)		30	30,150
Masonite International Corp., 5.63%, 3/15/23 (a)		129	133,193
Ply Gem Industries, Inc., 6.50%, 2/01/22		215	221,987
Standard Industries, Inc.:
5.13%, 2/15/21 (a)		40	41,700
5.50%, 2/15/23 (a)		197	203,915
5.38%, 11/15/24 (a)		95	97,613
6.00%, 10/15/25 (a)		535	563,087
USG Corp., 8.25%, 1/15/18		120	127,050

			1,418,695
Capital Markets — 0.3%
Bagan Capital Ltd., 0.00%, 9/23/21 (g)(h)		500	500,000
Haitong International Securities Group Ltd., 0.00%, 10/25/21 (g)(h)	HKD	4,000	510,671
Lincoln Finance Ltd., 6.88%, 4/15/21	EUR	100	114,244

			1,124,915

2	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Corporate Bonds		Par (000)	Value
Chemicals — 1.0%
Axalta Coating Systems Dutch Holding B BV, 3.75%, 1/15/25	EUR	100	$105,792
Axalta Coating Systems LLC, 4.88%, 8/15/24 (a)	USD	213	213,000
CF Industries, Inc.:
7.13%, 5/01/20		40	43,600
5.15%, 3/15/34		35	29,750
4.95%, 6/01/43		100	81,750
Chemours Co.:
6.63%, 5/15/23		94	93,060
7.00%, 5/15/25		4	3,940
Huntsman International LLC, 5.13%, 11/15/22		501	511,020
INEOS Finance PLC, 4.00%, 5/01/23	EUR	100	108,836
INEOS Group Holdings SA:
5.38%, 8/01/24		100	105,828
5.63%, 8/01/24 (a)	USD	200	198,500
INOVYN Finance PLC, 6.25%, 5/15/21	EUR	100	111,605
Momentive Performance Materials, Inc., 3.88%, 10/24/21	USD	360	338,400
OCP SA, 4.50%, 10/22/25		400	382,151
Platform Specialty Products Corp.:
10.38%, 5/01/21 (a)		51	56,483
6.50%, 2/01/22 (a)		542	546,065
PQ Corp., 6.75%, 11/15/22 (a)		319	341,330
PSPC Escrow Corp., 6.00%, 1/02/23	EUR	200	210,985
WR Grace & Co-Conn, 5.13%, 10/01/21 (a)	USD	330	344,025

			3,826,120
Commercial Services & Supplies — 0.5%
ACCO Brands Corp., 5.25%, 12/15/24 (a)		59	59,406
Acosta, Inc., 7.75%, 10/01/22 (a)		140	117,600
ADT Corp.:
3.50%, 7/15/22		275	261,937
4.13%, 6/15/23		25	23,875
4.88%, 7/15/32 (a)		109	89,380
Advanced Disposal Services, Inc., 5.63%, 11/15/24 (a)		81	80,595
Laureate Education, Inc., 9.25%, 9/01/19 (a)		76	77,615
Mobile Mini, Inc., 5.88%, 7/01/24		88	91,080
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (a)		412	448,565
Ritchie Bros. Auctioneers, Inc., 5.38%, 1/15/25 (a)		66	67,320
Tervita Escrow Corp., 7.63%, 12/01/21 (a)		110	112,200
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (a)		310	322,400

			1,751,973
Communications Equipment — 0.4%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29		545	568,163
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (a)		265	280,900
CommScope, Inc., 5.00%, 6/15/21 (a)		334	344,020
Hughes Satellite Systems Corp.:
5.25%, 8/01/26 (a)		72	70,560
6.63%, 8/01/26 (a)		98	98,490

			1,362,133
Construction & Engineering — 0.2%
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (a)		230	235,175
GS Engineering & Construction Corp., 4.50%, 7/21/21 (g)		600	581,593
Novafives SAS, 4.50%, 6/30/21	EUR	100	96,844

			913,612
Construction Materials — 0.0%
Cemex Finance LLC, 4.63%, 6/15/24		100	107,792

Corporate Bonds		Par (000)	Value
Consumer Finance — 0.4%
Ally Financial, Inc.:
4.63%, 3/30/25	USD	20	$19,700
8.00%, 11/01/31		555	643,756
CK Hutchison International 16 Ltd., 2.75%, 10/03/26 (a)		500	464,721
Navient Corp.:
6.63%, 7/26/21		52	54,990
5.50%, 1/25/23		117	113,490
7.25%, 9/25/23		32	32,880
6.13%, 3/25/24		64	62,160
5.88%, 10/25/24		124	117,800
OneMain Financial Holdings LLC, 6.75%, 12/15/19 (a)		103	107,377

			1,616,874
Containers & Packaging — 1.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.16%, 5/15/21 (a)(b)		411	423,330
6.00%, 6/30/21 (a)		700	712,250
4.25%, 1/15/22	EUR	200	217,636
4.13%, 5/15/23		100	110,002
4.63%, 5/15/23 (a)	USD	340	337,239
6.75%, 5/15/24	EUR	200	224,742
7.25%, 5/15/24 (a)	USD	220	231,825
Ball Corp.:
5.00%, 3/15/22	USD	183	191,693
4.38%, 12/15/23	EUR	100	116,268
Crown European Holdings SA, 4.00%, 7/15/22		100	115,823
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20	USD	223	229,969
8.25%, 2/15/21		35	35,806
4.38%, 7/15/21 (a)(b)		820	838,450
5.13%, 7/15/23 (a)		74	75,573
7.00%, 7/15/24 (a)		564	599,603
Sealed Air Corp.:
4.50%, 9/15/23	EUR	100	114,476
6.88%, 7/15/33 (a)	USD	120	122,100
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc., 6.38%, 5/01/22 (a)		175	174,563
Verallia Packaging SASU, 5.13%, 8/01/22	EUR	200	222,916

			5,094,264
Distributors — 0.0%
LKQ Italia Bondco SpA, 3.88%, 4/01/24		100	111,897
Diversified Consumer Services — 0.0%
Service Corp. International, 4.50%, 11/15/20	USD	55	55,963
Diversified Financial Services — 1.2%
Altice Financing SA:
5.25%, 2/15/23	EUR	100	111,581
7.50%, 5/15/26 (a)	USD	234	243,360
Cabot Financial Luxembourg SA, 6.50%, 4/01/21	GBP	100	125,905
CNH Industrial Finance Europe SA, 2.88%, 5/17/23	EUR	100	108,204
Corp Financiera de Desarrollo SA, 4.75%, 7/15/25	USD	400	416,500
FBM Finance, Inc., 8.25%, 8/15/21 (a)		40	42,200
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	100	128,170
Iceland Bondco PLC, 6.25%, 7/15/21		100	124,781
Jerrold Finco PLC, 6.25%, 9/15/21		200	252,619
Lukoil International Finance BV, 4.56%, 4/24/23	USD	500	504,590
Mercury Bondco PLC, 8.25% (8.25% Cash or 9.00% PIK), 5/30/21 (f)	EUR	300	332,593

BLACKROCK FUNDS II	DECEMBER 31, 2016	3

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
Ooredoo International Finance Ltd., 3.75%, 6/22/26	USD	600	$586,896
SUAM Finance BV, 4.88%, 4/17/24		400	405,000
Virgin Media Secured Finance PLC:
5.50%, 8/15/26 (a)		550	548,625
6.25%, 3/28/29	GBP	400	515,639

			4,446,663
Diversified Telecommunication Services — 1.8%
Cellnex Telecom SA, 3.13%, 7/27/22	EUR	100	111,021
CenturyLink, Inc.:
Series S, 6.45%, 6/15/21	USD	45	47,363
Series U, 7.65%, 3/15/42		37	32,375
Series W, 6.75%, 12/01/23		118	120,655
Series Y, 7.50%, 4/01/24		107	112,350
Cincinnati Bell, Inc., 7.00%, 7/15/24 (a)		202	213,615
Consolidated Communications, Inc., 6.50%, 10/01/22		30	29,775
Frontier Communications Corp.:
7.13%, 3/15/19		5	5,294
8.50%, 4/15/20		40	42,000
6.25%, 9/15/21		100	94,750
7.13%, 1/15/23		30	27,150
7.63%, 4/15/24		240	214,800
6.88%, 1/15/25		534	452,565
11.00%, 9/15/25		55	56,787
GCX Ltd., 7.00%, 8/01/19		394	390,700
Intelsat Jackson Holdings SA:
7.25%, 4/01/19		43	36,120
5.50%, 8/01/23		62	41,776
Level 3 Financing, Inc.:
4.41%, 1/15/18 (b)		126	126,157
5.38%, 8/15/22		430	443,975
5.13%, 5/01/23		87	87,326
5.38%, 1/15/24		231	233,310
OTE PLC, 3.50%, 7/09/20	EUR	100	107,318
SBA Communications Corp., 4.88%, 9/01/24 (a)	USD	936	924,300
Telecom Italia Capital SA:
6.38%, 11/15/33		29	27,695
6.00%, 9/30/34		241	222,925
7.20%, 7/18/36		130	128,146
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	200	268,705
Telecom Italia SpA, 4.50%, 1/25/21		100	117,904
Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24		100	116,592
Telesat Canada/Telesat LLC, 8.88%, 11/15/24 (a)	USD	60	62,550
Wind Acquisition Finance SA:
4.75%, 7/15/20 (a)		200	201,500
7.00%, 4/23/21	EUR	100	109,501
7.38%, 4/23/21 (a)	USD	400	416,000
Windstream Services LLC:
7.75%, 10/01/21		10	10,280
7.50%, 6/01/22		30	29,400
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/01/23		496	515,840
6.38%, 5/15/25		150	156,750
Ziggo Secured Finance BV, 4.25%, 1/15/27	EUR	100	104,903

			6,440,173
Electric Utilities — 0.8%
ContourGlobal Power Holdings SA, 5.13%, 6/15/21		100	110,213
Duke Energy Corp., 4.80%, 12/15/45	USD	1,000	1,056,971
Israel Electric Corp. Ltd., 5.00%, 11/12/24 (a)		400	416,228

Corporate Bonds		Par (000)	Value
Electric Utilities (continued)
Southern Co., 4.40%, 7/01/46	USD	1,000	$989,115
Tohoku Electric Power Co., Inc., 0.00%, 12/03/20 (g)(h)	JPY	50,000	442,781

			3,015,308
Electrical Equipment — 0.2%
Cortes NP Acquisition Corp., 9.25%, 10/15/24 (a)	USD	295	312,700
Sensata Technologies BV, 5.00%, 10/01/25 (a)		266	260,680
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26 (a)		325	339,625

			913,005
Electronic Equipment, Instruments & Components — 0.2%
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22		75	79,313
5.00%, 9/01/23		473	473,591

			552,904
Energy Equipment & Services — 0.5%
Ecopetrol SA, 4.13%, 1/16/25		500	468,250
Ensco PLC:
4.70%, 3/15/21		50	48,096
4.50%, 10/01/24		48	41,160
Nabors Industries, Inc., 5.50%, 1/15/23 (a)		105	109,331
Noble Holding International Ltd.:
4.63%, 3/01/21		12	11,520
7.75%, 1/15/24		192	180,595
Precision Drilling Corp.:
6.63%, 11/15/20		12	12,138
6.50%, 12/15/21		20	20,300
Rowan Cos., Inc.:
4.88%, 6/01/22		25	23,625
7.38%, 6/15/25		131	133,620
SESI LLC:
6.38%, 5/01/19		30	30,000
7.13%, 12/15/21		5	5,088
Transocean, Inc.:
4.25%, 10/15/17		124	125,240
6.00%, 3/15/18		285	288,563
5.55%, 10/15/22		107	93,893
9.00%, 7/15/23 (a)		81	83,025
Weatherford International LLC, 6.80%, 6/15/37		30	24,600
Weatherford International Ltd.:
7.75%, 6/15/21		10	10,100
8.25%, 6/15/23		45	45,788
9.88%, 2/15/24 (a)		42	44,756
6.50%, 8/01/36		72	57,780
5.95%, 4/15/42		47	35,485

			1,892,953
Equity Real Estate Investment Trusts (REITs) — 0.8%
Communications Sales & Leasing, Inc./CSL Capital LLC:
8.25%, 10/15/23		95	100,700
7.13%, 12/15/24 (a)		81	81,810
Crown Castle International Corp., 5.25%, 1/15/23		932	1,003,065
Equinix, Inc., 5.88%, 1/15/26		335	352,587
GEO Group, Inc.:
5.88%, 10/15/24		265	261,356
6.00%, 4/15/26		127	124,777
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18		73	75,532
Iron Mountain, Inc., 4.38%, 6/01/21 (a)		440	449,900

4	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Corporate Bonds		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 5/01/24 (a)	USD	404	$423,190
4.50%, 9/01/26 (a)		53	50,880
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21		200	203,000

			3,126,797
Food & Staples Retailing — 0.4%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 6/15/24 (a)		165	172,013
5.75%, 3/15/25 (a)		104	102,960
Casino Guichard Perrachon SA:
5.98%, 5/26/21	EUR	100	122,617
3.31%, 1/25/23		100	115,203
Rite Aid Corp.:
6.13%, 4/01/23 (a)	USD	631	678,325
7.70%, 2/15/27		19	23,750
Tesco PLC, 5.00%, 3/24/23		200	265,776

			1,480,644
Food Products — 0.6%
BRF GmbH, 4.35%, 9/29/26 (a)	USD	300	276,750
CP Foods Holdings Ltd., 0.50%, 9/22/21 (g)		400	396,200
FAGE International SA/FAGE USA Dairy Industry, Inc., 5.63%, 8/15/26 (a)		200	200,500
JBS USA LUX SA/JBS USA Finance, Inc.:
7.25%, 6/01/21 (a)		180	186,302
5.75%, 6/15/25 (a)		185	187,313
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.88%, 1/15/24		63	66,780
Post Holdings, Inc.:
7.75%, 3/15/24 (a)		364	404,040
8.00%, 7/15/25 (a)		222	248,640
TreeHouse Foods, Inc., 6.00%, 2/15/24 (a)		138	144,900
WhiteWave Foods Co., 5.38%, 10/01/22		106	116,070

			2,227,495
Health Care Equipment & Supplies — 0.3%
Alere, Inc., 6.38%, 7/01/23 (a)		204	202,725
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (a)		733	635,877
Hologic, Inc., 5.25%, 7/15/22 (a)		157	165,243

			1,003,845
Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22		370	367,687
6.50%, 3/01/24		60	61,350
Centene Corp.:
5.63%, 2/15/21		352	370,093
4.75%, 5/15/22		117	118,170
6.13%, 2/15/24		33	34,774
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		113	110,740
DaVita, Inc., 5.00%, 5/01/25		102	100,343
Envision Healthcare Corp.:
5.63%, 7/15/22		390	402,090
6.25%, 12/01/24 (a)		41	43,255
HCA, Inc.:
7.50%, 2/15/22		5	5,675
4.75%, 5/01/23		5	5,119
5.00%, 3/15/24		650	668,687

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
5.25%, 4/15/25	USD	24	$25,050
5.88%, 2/15/26		404	416,120
5.25%, 6/15/26		758	783,583
4.50%, 2/15/27		580	569,850
Series 1, 5.88%, 5/01/23		350	371,875
HealthSouth Corp.:
5.13%, 3/15/23		45	44,550
5.75%, 11/01/24		82	83,025
MEDNAX, Inc., 5.25%, 12/01/23 (a)		189	194,670
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (a)		384	404,198
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (a)		308	307,230
Surgery Center Holdings, Inc., 8.88%, 4/15/21 (a)		75	79,875
Synlab Bondco PLC, 6.25%, 7/01/22	EUR	100	114,739
Tenet Healthcare Corp.:
4.46%, 6/15/20 (b)	USD	565	569,237
7.50%, 1/01/22 (a)		50	52,125
6.75%, 6/15/23		448	395,360

			6,699,470
Hotels, Restaurants & Leisure — 1.4%
Aramark Services, Inc.:
5.75%, 3/15/20		9	9,191
4.75%, 6/01/26 (a)		75	74,250
BC ULC/New Red Finance, Inc., 6.00%, 4/01/22 (a)		345	360,525
Boyd Gaming Corp., 6.88%, 5/15/23		87	93,525
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20		786	823,335
Hilton Domestic Operating Co., Inc., 4.25%, 9/01/24 (a)		59	57,230
HIS Co. Ltd., 0.00%, 8/30/19 (g)(h)	JPY	10,000	88,471
International Game Technology PLC, 4.75%, 2/15/23	EUR	100	114,741
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
5.00%, 6/01/24 (a)	USD	36	36,765
5.25%, 6/01/26 (a)		97	98,455
MGM Resorts International:
8.63%, 2/01/19		160	179,800
6.75%, 10/01/20		194	215,825
6.63%, 12/15/21		420	469,350
7.75%, 3/15/22		10	11,500
4.63%, 9/01/26		57	54,863
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (a)		67	67,905
NCL Corp. Ltd., 4.75%, 12/15/21 (a)		60	59,963
Pizzaexpress Financing 2 PLC, 6.63%, 8/01/21	GBP	100	125,089
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	100	109,340
Resorttrust, Inc., 0.00%, 12/01/21 (g)(h)	JPY	20,000	178,824
Scientific Games International, Inc.:
7.00%, 1/01/22 (a)	USD	42	45,045
10.00%, 12/01/22		250	248,750
Snai SpA, 6.38%, 11/07/21	EUR	100	110,265
Station Casinos LLC, 7.50%, 3/01/21	USD	325	340,437
Studio City Co. Ltd.:
5.88%, 11/30/19		381	391,001
7.25%, 11/30/21		600	621,000
Thomas Cook Group PLC, 6.25%, 6/15/22	EUR	100	110,834

			5,096,279

BLACKROCK FUNDS II	DECEMBER 31, 2016	5

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Corporate Bonds		Par (000)	Value
Household Durables — 0.2%
CalAtlantic Group, Inc., 5.88%, 11/15/24	USD	190	$192,850
Lennar Corp., 4.88%, 12/15/23		125	123,750
Mattamy Group Corp., 6.88%, 12/15/23 (a)		36	36,450
PulteGroup, Inc., 5.50%, 3/01/26		271	268,967
TRI Pointe Group, Inc., 4.88%, 7/01/21		265	270,300

			892,317
Household Products — 0.2%
Spectrum Brands, Inc.:
6.63%, 11/15/22		580	616,250
5.75%, 7/15/25		155	160,813

			777,063
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp., 6.00%, 5/15/26		94	95,410
Calpine Corp.:
5.38%, 1/15/23		90	87,975
5.88%, 1/15/24 (a)		93	96,953
China Yangtze Power International BVI 1 Ltd., 0.00%, 11/09/21 (g)(h)		500	499,375
Dynegy, Inc.:
7.38%, 11/01/22		280	267,400
5.88%, 6/01/23		10	8,675
7.63%, 11/01/24		40	36,900
8.00%, 1/15/25 (a)		10	9,375
NRG Energy, Inc., 6.63%, 1/15/27 (a)		247	233,415
NRG Yield Operating LLC, 5.38%, 8/15/24		150	150,750

			1,486,228
Industrial Conglomerates — 0.1%
KOC Holding AS, 5.25%, 3/15/23		400	394,000
Insurance — 0.5%
Assicurazioni Generali SpA, 5.50%, 10/27/47 (b)	EUR	200	218,952
Credit Agricole Assurances SA, 4.50% (b)(i)		400	414,746
HUB International Ltd.:
9.25%, 2/15/21 (a)	USD	126	130,410
7.88%, 10/01/21 (a)		181	191,210
Old Mutual PLC, 8.00%, 6/03/21	GBP	100	139,524
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (a)	USD	735	826,875

			1,921,717
Internet & Direct Marketing Retail — 0.1%
Netflix, Inc.:
5.50%, 2/15/22		14	15,085
5.75%, 3/01/24		56	59,920
5.88%, 2/15/25		29	31,284
4.38%, 11/15/26 (a)		83	80,510

			186,799
Internet Software & Services — 0.3%
Alibaba Group Holding Ltd., 3.60%, 11/28/24		500	495,053
Baidu, Inc., 4.13%, 6/30/25		400	403,807
GTT Escrow Corp., 7.88%, 12/31/24 (a)		26	27,110

			925,970
IT Services — 0.6%
Alliance Data Systems Corp., 5.88%, 11/01/21 (a)		245	248,675
APX Group, Inc.:
6.38%, 12/01/19		80	82,300
8.75%, 12/01/20		65	65,487
7.88%, 12/01/22		45	48,713
First Data Corp.:
7.00%, 12/01/23 (a)		660	702,900

Corporate Bonds		Par (000)	Value
IT Services (continued)
5.75%, 1/15/24 (a)	USD	862	$889,481
Sabre GLBL, Inc., 5.25%, 11/15/23 (a)		150	154,031

			2,191,587
Leisure Products — 0.4%
Universal Entertainment Corp., 8.50% (6.00% Cash or 8.50% PIK), 8/24/20 (a)(f)		1,300	1,309,750
Life Sciences Tools & Services — 0.3%
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24 (a)		94	98,456
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (a)		724	774,680
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, 5/15/22 (a)		330	292,875
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (a)		47	47,823

			1,213,834
Machinery — 0.3%
Allison Transmission, Inc., 5.00%, 10/01/24 (a)		95	95,950
CRRC Corp Ltd., 0.00%, 2/05/21 (g)(h)		500	507,500
Gates Global LLC/Gates Global Co., 6.00%, 7/15/22 (a)		358	350,124
Grinding Media, Inc./MC Grinding Media Canada, Inc., 7.38%, 12/15/23 (a)		63	66,188
Navistar International Corp., 8.25%, 11/01/21		15	15,150
SPX FLOW, Inc.:
5.63%, 8/15/24 (a)		98	98,735
5.88%, 8/15/26 (a)		53	53,000

			1,186,647
Media — 3.8%
Altice Luxembourg SA:
7.25%, 5/15/22	EUR	100	112,515
7.75%, 5/15/22 (a)	USD	200	213,500
Altice U.S. Finance I Corp., 5.38%, 7/15/23 (a)		613	635,987
Altice U.S. Finance II Corp., 7.75%, 7/15/25 (a)		611	672,100
AMC Networks, Inc., 5.00%, 4/01/24		135	135,675
Cablevision Systems Corp.:
7.75%, 4/15/18		183	193,065
8.00%, 4/15/20		96	105,360
CBS Radio, Inc., 7.25%, 11/01/24 (a)		80	84,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 2/15/23		100	102,750
5.75%, 2/15/26 (a)		139	143,865
5.50%, 5/01/26 (a)		386	393,720
5.88%, 5/01/27 (a)		55	57,063
Cengage Learning Acquisitions, Inc., 0.00%, 4/15/20 (e)(h)(j)		76	—
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (a)		525	534,187
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.91%, 7/23/25		710	748,290
6.48%, 10/23/45		998	1,153,767
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22		1,380	1,411,050
CSC Holdings LLC:
10.13%, 1/15/23 (a)		218	251,790
5.25%, 6/01/24		218	213,095
6.63%, 10/15/25 (a)		286	312,455
10.88%, 10/15/25 (a)		200	238,000
DISH DBS Corp.:
6.75%, 6/01/21		180	195,300
7.75%, 7/01/26		461	519,777

6	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Corporate Bonds		Par (000)	Value
Media (continued)
DISH Network Corp., 3.38%, 8/15/26 (a)(g)	USD	93	$105,846
Globo Comunicacao e Participacoes SA, 4.84%, 6/08/25 (c)		200	191,500
iHeartCommunications, Inc.:
9.00%, 12/15/19		425	347,437
9.00%, 3/01/21		74	54,760
9.00%, 9/15/22		260	191,100
LGE HoldCo VI BV, 7.13%, 5/15/24	EUR	100	119,476
Lions Gate Entertainment Corp., 5.88%, 11/01/24 (a)	USD	30	30,450
MDC Partners, Inc., 6.50%, 5/01/24 (a)		255	229,500
Midcontinent Communications/Midcontinent Finance Corp.:
6.25%, 8/01/21 (a)		45	47,138
6.88%, 8/15/23 (a)		40	42,600
National CineMedia LLC, 5.75%, 8/15/26		30	30,450
Nexstar Escrow Corp., 5.63%, 8/01/24 (a)		90	89,325
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (a)		140	142,625
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.63%, 2/15/24		43	44,828
Radio One, Inc., 7.38%, 4/15/22 (a)		110	108,900
SFR Group SA:
5.38%, 5/15/22	EUR	100	110,265
5.63%, 5/15/24		100	110,891
7.38%, 5/01/26 (a)	USD	571	585,275
Sirius XM Radio, Inc.:
4.63%, 5/15/23 (a)		35	34,650
5.38%, 4/15/25 (a)		135	134,325
TEGNA, Inc., 5.13%, 10/15/19		40	41,050
Tribune Media Co., 5.88%, 7/15/22		349	354,671
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
3.50%, 1/15/27	EUR	400	412,640
6.25%, 1/15/29		100	116,334
Univision Communications, Inc.:
5.13%, 5/15/23 (a)	USD	228	224,580
5.13%, 2/15/25 (a)		1,370	1,310,063
UPCB Finance IV Ltd., 4.00%, 1/15/27	EUR	100	105,002
Virgin Media Receivables Financing Notes I DAC, 5.50%, 9/15/24	GBP	150	184,496

			13,927,488
Metals & Mining — 2.3%
Anglo American Capital PLC:
2.50%, 4/29/21	EUR	200	215,744
3.50%, 3/28/22		200	223,834
ArcelorMittal:
7.25%, 2/25/22	USD	31	34,953
8.00%, 10/15/39		94	103,150
7.75%, 3/01/41		203	216,195
Constellium NV:
4.63%, 5/15/21	EUR	100	101,557
5.75%, 5/15/24 (a)	USD	750	701,250
First Quantum Minerals Ltd.:
7.00%, 2/15/21 (a)		55	54,703
7.25%, 5/15/22 (a)		165	162,525
FMG Resources August 2006 Property Ltd., 9.75%, 3/01/22 (a)		265	307,419
Freeport-McMoRan, Inc.:
2.38%, 3/15/18		1,302	1,292,235
3.10%, 3/15/20		380	370,500
4.00%, 11/14/21		91	88,725
3.55%, 3/01/22		95	88,350
3.88%, 3/15/23		433	397,277
5.40%, 11/14/34		57	47,880
5.45%, 3/15/43		396	327,698

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
Fresnillo PLC, 5.50%, 11/13/23	USD	400	$418,000
Joseph T. Ryerson & Son, Inc., 11.00%, 5/15/22 (a)		221	243,100
Novelis Corp.:
6.25%, 8/15/24 (a)		444	470,640
5.88%, 9/30/26 (a)		234	236,340
Steel Dynamics, Inc.:
5.13%, 10/01/21		190	198,159
5.50%, 10/01/24		80	84,800
Teck Resources Ltd.:
3.00%, 3/01/19		120	120,000
3.75%, 2/01/23		75	70,875
8.50%, 6/01/24 (a)		381	439,103
6.13%, 10/01/35		42	40,845
6.00%, 8/15/40		86	81,700
6.25%, 7/15/41		56	53,966
5.20%, 3/01/42		117	102,960
5.40%, 2/01/43		113	100,005
United States Steel Corp., 8.38%, 7/01/21 (a)		291	321,709
Vedanta Resources PLC, 8.25%, 6/07/21		500	520,250
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (a)		387	402,480

			8,638,927
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.00%, 12/15/21 (a)		82	83,099
Multiline Retail — 0.3%
Dollar Tree, Inc.:
5.25%, 3/01/20		22	22,660
5.75%, 3/01/23		562	595,057
JC Penney Corp., Inc.:
6.38%, 10/15/36		39	32,809
7.40%, 4/01/37		44	39,600
SACI Falabella, 4.38%, 1/27/25		400	402,366

			1,092,492
Oil, Gas & Consumable Fuels — 6.0%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.88%, 12/15/24 (a)		41	42,435
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 9/15/24 (a)		20	20,200
California Resources Corp., 8.00%, 12/15/22 (a)		333	296,370
Callon Petroleum Co., 6.13%, 10/01/24 (a)		58	59,740
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		300	307,500
Cenovus Energy, Inc.:
5.70%, 10/15/19		43	45,999
5.20%, 9/15/43		30	28,575
Cheniere Corpus Christi Holdings LLC:
7.00%, 6/30/24 (a)		371	401,607
5.88%, 3/31/25 (a)		166	169,371
Chesapeake Energy Corp.:
4.13%, 4/15/19 (b)		266	267,330
6.63%, 8/15/20		68	68,680
6.88%, 11/15/20		68	68,000
4.88%, 4/15/22		70	63,875
8.00%, 12/15/22 (a)		124	133,765
8.00%, 1/15/25 (a)		119	121,380
5.50%, 9/15/26 (a)(g)		97	105,003
CONSOL Energy, Inc.:
5.88%, 4/15/22		838	821,240
8.00%, 4/01/23		20	20,525
Continental Resources, Inc.:
4.50%, 4/15/23		123	120,540

BLACKROCK FUNDS II	DECEMBER 31, 2016	7

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
3.80%, 6/01/24	USD	75	$69,187
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.00%, 12/15/20		10	10,250
6.13%, 3/01/22		60	61,500
6.25%, 4/01/23		45	45,900
DCP Midstream LLC:
6.45%, 11/03/36 (a)		126	126,000
6.75%, 9/15/37 (a)		140	141,400
Denbury Resources, Inc.:
9.00%, 5/15/21 (a)		171	185,107
5.50%, 5/01/22		42	36,645
4.63%, 7/15/23		51	40,928
Diamondback Energy, Inc., 5.38%, 5/31/25 (a)		70	70,399
Empresa Nacional del Petroleo, 3.75%, 8/05/26		400	374,768
Enbridge, Inc., 6.00%, 1/15/77 (b)		650	648,375
Encana Corp., 3.90%, 11/15/21		70	70,503
Energy Transfer Equity LP:
7.50%, 10/15/20		137	152,755
5.88%, 1/15/24		326	336,595
5.50%, 6/01/27		185	180,375
Energy Transfer Partners LP, 5.15%, 3/15/45		1,000	959,080
Ensco Jersey Finance Ltd., 3.00%, 1/31/24 (a)(g)		178	181,560
Enterprise Products Operating LLC, Series A, 4.59%, 8/01/66 (b)		1,500	1,410,795
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 5/01/20		27	24,890
8.00%, 11/29/24 (a)		52	55,884
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21 (a)		125	133,750
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		40	40,400
6.75%, 8/01/22		270	280,530
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 9/30/21 (a)		121	125,840
Gulfport Energy Corp.:
6.63%, 5/01/23		80	83,600
6.00%, 10/15/24 (a)		91	92,593
6.38%, 5/15/25 (a)		71	71,902
Halcon Resources Corp., 8.63%, 2/01/20 (a)		155	161,200
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (a)		123	122,077
Matador Resources Co., 6.88%, 4/15/23 (a)		156	163,800
MEG Energy Corp.:
6.50%, 3/15/21 (a)		583	539,275
7.00%, 3/31/24 (a)		23	20,815
Murphy Oil Corp., 4.70%, 12/01/22		84	81,244
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.88%, 10/15/21		71	72,597
7.50%, 11/01/23 (a)		85	87,763
NGPL PipeCo LLC:
7.12%, 12/15/17 (a)		1,072	1,117,560
9.63%, 6/01/19 (a)		125	130,937
7.77%, 12/15/37 (a)		123	130,380
Oasis Petroleum, Inc.:
6.50%, 11/01/21		205	208,844
6.88%, 3/15/22		30	30,750
ONEOK, Inc., 7.50%, 9/01/23		139	159,850
Parsley Energy LLC/Parsley Finance Corp.:
6.25%, 6/01/24 (a)		71	74,713
5.38%, 1/15/25 (a)		42	42,143
PDC Energy, Inc.:
7.75%, 10/15/22		71	75,615

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
6.13%, 9/15/24 (a)	USD	70	$71,575
QEP Resources, Inc., 5.38%, 10/01/22		207	207,517
Range Resources Corp., 5.00%, 3/15/23 (a)		260	257,400
Resolute Energy Corp., 8.50%, 5/01/20		107	108,873
Rockies Express Pipeline LLC:
6.85%, 7/15/18 (a)		88	92,950
6.00%, 1/15/19 (a)		35	36,750
5.63%, 4/15/20 (a)		70	73,675
6.88%, 4/15/40 (a)		196	195,020
RSP Permian, Inc.:
6.63%, 10/01/22		102	107,865
5.25%, 1/15/25 (a)		53	53,265
Sabine Pass Liquefaction LLC:
6.25%, 3/15/22		390	427,050
5.75%, 5/15/24		511	548,047
5.63%, 3/01/25		140	149,800
5.88%, 6/30/26 (a)		227	244,593
5.00%, 3/15/27 (a)		5	5,044
Sanchez Energy Corp., 6.13%, 1/15/23		520	494,000
Seven Generations Energy Ltd.:
8.25%, 5/15/20 (a)		3	3,180
6.75%, 5/01/23 (a)		58	61,770
6.88%, 6/30/23 (a)		15	15,900
SM Energy Co.:
5.63%, 6/01/25		170	164,050
6.75%, 9/15/26		41	42,230
Southwestern Energy Co.:
7.50%, 2/01/18		21	21,840
5.80%, 1/23/20		140	144,200
4.10%, 3/15/22		220	207,856
6.70%, 1/23/25		40	40,900
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 9/15/24 (a)		72	71,460
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.38%, 8/01/22		60	62,100
5.13%, 2/01/25 (a)		31	30,768
5.38%, 2/01/27 (a)		17	16,830
Tengizchevroil Finance Co. International Ltd., 4.00%, 8/15/26		800	750,560
Tesoro Corp.:
4.75%, 12/15/23 (a)		155	156,066
5.13%, 12/15/26 (a)		118	119,345
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22		229	242,740
TransCanada Trust, 5.88%, 8/15/76 (b)		1,700	1,767,963
Tullow Oil PLC, 6.00%, 11/01/20 (a)		200	190,500
Whiting Petroleum Corp., 5.00%, 3/15/19		342	343,337
Williams Cos., Inc.:
3.70%, 1/15/23		5	4,825
4.55%, 6/24/24		112	111,160
5.75%, 6/24/44		535	518,950
Williams Partners LP, 3.90%, 1/15/25		1,000	980,756
WPX Energy, Inc.:
7.50%, 8/01/20		55	59,125
6.00%, 1/15/22		126	129,150
8.25%, 8/01/23		195	217,913

			21,942,107
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp., 4.88%, 9/15/24		33	32,010
Norske Skog AS, 11.75%, 12/15/19	EUR	300	287,374

			319,384
Personal Products — 0.2%
Nature’s Bounty Co., 7.63%, 5/15/21 (a)		593	613,755

8	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Corporate Bonds		Par (000)	Value
Pharmaceuticals — 0.9%
Capsugel SA, 7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (a)(f)	USD	22	$22,193
Endo Finance LLC, 5.75%, 1/15/22 (a)		190	167,675
Jubilant Pharma Ltd., 4.88%, 10/06/21		500	487,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/20 (a)		121	121,454
5.63%, 10/15/23 (a)		87	81,127
5.50%, 4/15/25 (a)		102	91,290
Mylan NV, 3.95%, 6/15/26 (a)		1,000	935,848
United Laboratories International Holdings Ltd., 4.50%, 12/05/21 (g)		500	534,375
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (a)		167	158,233
7.00%, 10/01/20 (a)		104	89,635
6.38%, 10/15/20 (a)		481	413,208
7.50%, 7/15/21 (a)		10	8,475
5.63%, 12/01/21 (a)		46	35,650
5.50%, 3/01/23 (a)		7	5,250
5.88%, 5/15/23 (a)		234	176,670
6.13%, 4/15/25 (a)		181	135,976

			3,464,559
Real Estate Management & Development — 0.6%
Aroundtown Property Holdings PLC, 3.00%, 5/05/20 (g)	EUR	100	134,950
China Evergrande Group, 8.75%, 10/30/18	USD	200	203,500
Fantasia Holdings Group Co. Ltd., 7.38%, 10/04/21		400	399,063
Kaisa Group Holdings Ltd., 6.56% (6.56% Cash or 6.56% PIK), 6/30/20 (f)		159	146,504
Powerlong Real Estate Holdings Ltd., 4.88%, 9/15/21		297	272,432
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.25%, 12/01/21 (a)		2	2,050
4.88%, 6/01/23 (a)		721	695,765
Wanda Properties International Co. Ltd., 7.25%, 1/29/24		400	427,132

			2,281,396
Road & Rail — 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.13%, 6/01/22 (a)		195	191,100
Avis Budget Finance PLC, 4.13%, 11/15/24	EUR	200	210,636
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (a)	USD	286	296,010
Hertz Corp.:
4.25%, 4/01/18		52	52,390
5.88%, 10/15/20		5	4,888
5.50%, 10/15/24 (a)		97	84,754
Hertz Holdings Netherlands BV, 4.13%, 10/15/21	EUR	100	106,318

			946,096
Semiconductors & Semiconductor Equipment — 0.3%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	USD	29	31,393
Micron Technology, Inc.:
5.25%, 8/01/23 (a)		101	101,379
5.50%, 2/01/25		10	9,950
5.63%, 1/15/26 (a)		44	43,615
Micron Technology, Inc., Series G, 3.00%, 11/15/43 (g)		125	124,141
Microsemi Corp., 9.13%, 4/15/23 (a)		13	15,145
Neo Solar Power Corp., 0.00%, 10/27/19 (g)(h)		500	494,375
NXP BV/NXP Funding LLC, 4.13%, 6/01/21 (a)		306	315,945

Corporate Bonds		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Versum Materials, Inc., 5.50%, 9/30/24 (a)	USD	42	$42,945

			1,178,888
Software — 0.9%
BMC Software Finance, Inc., 8.13%, 7/15/21 (a)		414	386,831
Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.63%, 11/15/24 (a)		183	193,696
Infor U.S., Inc., 6.50%, 5/15/22		565	589,013
Informatica LLC, 7.13%, 7/15/23 (a)		116	110,780
Nuance Communications, Inc., 5.63%, 12/15/26 (a)		36	35,397
Oracle Corp., 4.00%, 7/15/46		1,250	1,195,620
RP Crown Parent LLC, 7.38%, 10/15/24 (a)		100	103,750
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23		204	211,395
TIBCO Software, Inc., 11.38%, 12/01/21 (a)		128	128,000
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 2/01/23	EUR	200	194,804

			3,149,286
Specialty Retail — 0.3%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	USD	185	189,163
Baoxin Auto Finance I Ltd., 9.00% (b)(i)		375	377,106
L Brands, Inc., 6.88%, 11/01/35		258	263,160
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)		180	133,650
Penske Automotive Group, Inc.:
5.38%, 12/01/24		140	139,650
5.50%, 5/15/26		101	99,737

			1,202,466
Technology Hardware, Storage & Peripherals — 0.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
7.13%, 6/15/24 (a)		588	652,785
8.35%, 7/15/46 (a)		500	615,644
Western Digital Corp.:
7.38%, 4/01/23 (a)		393	432,300
10.50%, 4/01/24 (a)		35	41,388

			1,742,117
Thrifts & Mortgage Finance — 0.1%
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (a)		200	200,000
MGIC Investment Corp., 5.75%, 8/15/23		55	57,338
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (a)		45	45,563

			302,901
Trading Companies & Distributors — 1.2%
Aircastle Ltd., 5.50%, 2/15/22		197	208,820
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23 (a)		128	131,840
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (a)		223	217,425
HD Supply, Inc.:
5.25%, 12/15/21 (a)		725	764,875
5.75%, 4/15/24 (a)		277	292,429
Herc Rentals, Inc.:
7.50%, 6/01/22 (a)		112	118,020
7.75%, 6/01/24 (a)		200	210,250
Iwatani Corp., 0.00%, 10/22/20 (g)(h)	JPY	220,000	1,966,118
Loxam SAS, 3.50%, 5/03/23	EUR	100	104,507
Rexel SA, 3.50%, 6/15/23		200	219,899

BLACKROCK FUNDS II	DECEMBER 31, 2016	9

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Corporate Bonds		Par (000)	Value
Trading Companies & Distributors (continued)
United Rentals North America, Inc.:
5.75%, 11/15/24	USD	115	$120,750
5.50%, 7/15/25		3	3,060

			4,357,993
Transportation Infrastructure — 0.1%
Silk Bidco AS, 7.50%, 2/01/22	EUR	100	111,297
Swissport Investments SA, 6.75%, 12/15/21		100	114,402

			225,699
Wireless Telecommunication Services — 1.0%
Matterhorn Telecom SA, 3.88%, 5/01/22		100	108,571
Softbank Group Corp., 4.00%, 7/30/22		100	114,608
Sprint Capital Corp.:
6.90%, 5/01/19	USD	280	296,450
6.88%, 11/15/28		595	587,563
Sprint Communications, Inc.:
9.00%, 11/15/18 (a)		495	545,737
7.00%, 8/15/20		60	63,607
Sprint Corp.:
7.25%, 9/15/21		35	37,188
7.88%, 9/15/23		336	358,680
7.13%, 6/15/24		590	607,700
T-Mobile USA, Inc.:
6.63%, 4/28/21		240	250,500
6.73%, 4/28/22		208	217,360
6.00%, 3/01/23		280	295,750
6.38%, 3/01/25		48	51,300
6.50%, 1/15/26		183	197,869

			3,732,883
Total Corporate Bonds — 40.0%			147,146,240

Floating Rate Loan Interests (b)		Par (000)	Value
Advertising — 0.1%
Affinion Group, Inc., Tranche B Term Loan, 6.75%, 4/30/18		296	294,402
Aerospace & Defense — 0.5%
B/E Aerospace, Inc., Term Loan, 3.85% - 3.94%, 12/16/21		232	232,825
Engility Corp. (FKA TASC, Inc.):
Term B1 Loan, 5.02% - 7.00%, 8/12/20		29	29,552
Term B2 Loan, 5.75% - 7.50%, 8/14/23		56	57,275
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		270	254,585
TransDigm, Inc.:
Tranche D Term Loan, 3.77% - 4.00%, 6/04/21		195	196,310
Tranche E Term Loan, 3.77% - 4.00%, 5/14/22		99	99,727
Tranche F Term Loan, 3.77%, 6/09/23		936	945,211

			1,815,485
Air Freight & Logistics — 0.2%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		145	117,831
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		147	119,332
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		29	23,887

Floating Rate Loan Interests (b)		Par (000)	Value
Air Freight & Logistics (continued)
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21	USD	198	$161,460
XPO Logistics, Inc., Refinanced Term Loan, 4.25%, 11/01/21		353	357,581

			780,091
Airlines — 0.1%
American Airlines, Inc., Class B Term Loan, 2.50%, 12/14/23		179	179,769
Northwest Airlines, Inc.:
Term Loan B757-200 (N551), 2.46%, 9/10/18		11	11,120
Term Loan B757-200 (N554), 2.46%, 9/10/18		11	11,120
Term Loan B757-300 (N550), 2.46%, 3/10/17		11	11,120
Term Loan B757-300 (N583), 3.08%, 3/10/17		5	4,538
Term Loan B757-300 (N584), 3.08%, 3/10/17		5	4,649

			222,316
Beverages — 0.1%
Blue Ribbon LLC, 2016-1 New Term Loan (First Lien), 5.00%, 11/15/21		255	252,610
Biotechnology — 0.2%
AMAG Pharmaceuticals, Inc., Initial Term Loan, 4.75%, 8/17/21		215	214,418
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, 3.72%, 2/27/21		528	531,180

			745,598
Building Products — 0.6%
Continental Building Products, Inc., Term Loan, 3.75%, 8/18/23		369	370,073
CPG International, Inc., Term Loan, 4.75%, 9/30/20		717	721,292
Jeld-Wen, Inc., Replacement Term B-2 Loan, 4.75%, 7/01/22		411	416,057
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		278	279,790
Wilsonart LLC, Tranche C Term Loan, 3.50%, 12/19/23		513	516,693

			2,303,905
Capital Markets — 0.3%
Lightstone Generation LLC:
Term Loan B, 5.50%, 12/15/23		233	235,445
Term Loan C, 5.50%, 12/15/23		22	22,423
Moxie Patriot LLC, Construction B-1 Advances, 6.75%, 12/19/20		89	87,660
Royal Holdings, Inc.:
Initial Term Loan (First Lien), 4.50%, 6/20/22		219	220,885
Initial Term Loan (Second Lien), 8.50%, 6/19/23		260	257,481
SAM Finance Luxembourg S.à r.l. (Santandar), Dollar Term Loan, 4.25%, 12/17/20		212	213,072

			1,036,966
Chemicals — 0.8%
Ascend Performance Materials Operations LLC, Term B Loan, 6.50%, 8/12/22		340	341,646

10	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Floating Rate Loan Interests (b)		Par (000)	Value
Chemicals (continued)
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan, 3.50%, 2/01/23	USD	310	$313,183
Chemours Co., Tranche B Term Loan, 3.77%, 5/12/22		438	434,505
IPS Corp., Term Loan (First Lien), 5.25%, 12/14/23		145	144,094
Kleopatra Holdings 2, Initial U.S. Dollar Term Loan, 4.25%, 4/28/20		262	263,881
MacDermid, Inc. (Platform Specialty Products Corp.):
Tranche B-4 Term Loan, 5.00%, 6/07/23		417	422,320
Tranche B-5 Term Loan, 4.50%, 6/07/20		210	212,521
Oxea Finance & Cy SCA (Oxea Finance LLC), Tranche B-2 Term Loan (First Lien), 4.25%, 1/15/20		620	604,168
PQ Corp., First Amendment Tranche B-1 Term Loan, 5.25%, 11/04/22		219	221,502

			2,957,820
Commercial Services & Supplies — 1.4%
Advanced Disposal Services, Inc. (FKA ADS Waste Holdings, Inc.), Additional Term Loan, 3.50%, 11/10/23		564	568,747
Allied Universal Holdco LLC (FKA USAGM Holdco LLC):
Amendment Delayed Draw Term Loan, 4.50%, 7/28/22		60	60,345
Incremental Term Loan, 5.50%, 7/28/22		595	598,691
Initial Loan (Second Lien), 9.50%, 7/28/23		375	380,625
Aramark Corp., U.S. Term F Loan, 3.50%, 2/24/21		210	211,935
Dealer Tire LLC, New Term Loan, 4.75%, 12/22/21		360	365,367
Erie Acquisition Holdings, Inc. (GCA Services Group, Inc.), Term Loan (First Lien), 5.98% - 7.50%, 3/01/23		378	381,814
iQor U.S., Inc., Term B Loan (First Lien), 6.00%, 4/01/21		194	184,926
KAR Auction Services, Inc.:
Tranche B-2 Term Loan, 4.19%, 3/11/21		115	115,823
Tranche B-3 Term Loan, 4.50%, 3/09/23		342	345,874
Livingston International, Inc., Initial Term B-1 Loan (First Lien), 5.50%, 4/18/19		111	107,368
Packers Holdings LLC, Initial Term Loan, 4.75%, 12/02/21		490	497,372
Prime Security Services Borrower LLC, Term Loan, 4.25%, 5/02/22		409	414,905
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		459	456,737
U.S. Security Associates Holdings, Inc., Initial Term Loan, 6.00%, 7/14/23		185	185,230
W3 Co., Term Loan (Second Lien), 9.25%, 9/13/20		55	23,865
Waste Industries USA, Inc., Term B Loan, 3.52%, 2/27/20		438	440,296

			5,339,920
Communications Equipment — 0.2%
Commscope, Inc., Tranche 5 Term Loan (2015), 3.27%, 12/29/22		207	209,138
Riverbed Technology, Inc., First Amendment Term Loan, 4.25%, 4/25/22		351	352,693

			561,831

Floating Rate Loan Interests (b)		Par (000)	Value
Construction & Engineering — 0.4%
AECOM (FKA AECOM Technology Corp.), Term B Commitment, 3.77%, 10/15/21	USD	84	$84,208
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		603	600,537
CNT Holdings III Corp., Term Loan (First Lien), 5.25%, 1/22/23		516	521,478
USIC Holdings, Inc., Term Loan, 3.75%, 12/31/23		200	201,166

			1,407,389
Construction Materials — 0.2%
Faenza Acquisition GmbH (CeramTec Acquisition Corp.):
Dollar Term B-3 Loan, 4.25%, 8/30/20		49	49,422
Initial Dollar Term B-1 Loan, 4.25%, 8/30/20		162	163,314
Initial Dollar Term B-2 Loan, 4.25%, 8/30/20		18	18,501
Forterra Finance LLC, Senior Lien Term Loan, 4.50%, 10/25/23		80	80,638
Headwaters, Inc., Term B-1 Loan, 4.00%, 3/24/22		124	124,679
Quikrete Holdings, Inc., Initial Loan (First Lien), 4.00%, 11/15/23		320	322,934

			759,488
Containers & Packaging — 0.7%
Anchor Glass Container Corp., Term Loan (First Lien), 4.25%, 12/07/23		90	90,647
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA), New Term Loan, 4.00%, 12/17/21		284	286,929
Berlin Packaging LLC, Initial Term Loan (First Lien), 4.50%, 10/01/21		75	75,359
Berry Plastics Corp.:
Term D Loan, 3.50%, 2/08/20		198	199,340
Term H Loan, 3.75%, 10/01/22		561	566,304
BWay Intermediate Company, Inc., Initial Term Loan (2016), 4.75% - 6.50%, 8/14/23		652	653,043
Flex Acquisition Co., Inc. (AKA Novolex), Term Loan B, 3.25%, 12/15/23		280	282,332
Kleopatra Holdings 2, Initial German Borrower Dollar Term Loan, 4.25%, 4/28/20		112	112,770
ProAmpac PG Borrower LLC, Initial Term Loan (First Lien), 5.00%, 11/20/23		90	90,957
Signode Industrial Group Lux SA (Signode Industrial Group U.S., Inc.), Initial Term B Loan, 3.75% - 4.00%, 5/01/21		222	223,695

			2,581,376
Distributors — 0.1%
American Tire Distributors, Inc., Initial Term Loan, 5.25%, 9/01/21		344	342,513
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Effective Date Incremental Term Loan, 3.50%, 11/07/23		335	337,457
Houghton Mifflin Harcourt Co., Term Loan, 4.00%, 5/28/21		369	350,854
ServiceMaster Co. LLC, Tranche C Term Loan, 3.27%, 11/08/23		400	401,000

BLACKROCK FUNDS II	DECEMBER 31, 2016	11

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Floating Rate Loan Interests (b)		Par (000)	Value
Diversified Consumer Services (continued)
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4.00% - 4.10%, 4/02/20	USD	288	$237,726

			1,327,037
Diversified Financial Services — 0.8%
AlixPartners LLP, 2016 Refinancing Term B Loan, 4.00%, 7/28/22		314	316,623
Camelot U.S. Acquisition 1 Co. (AKA Thomson Reuters Intellectual Property & Science), Initial Term Loan, 4.75%, 10/03/23		713	721,086
Jefferies Finance LLC (JFIN Co-Issuer Corp.) AKA Project Shot Put, Term Loan, 4.50%, 5/14/20		739	733,209
nThrive, Inc. (FKA Precyse Acquisition Corp.), Initial Term Loan (First Lien), 6.50%, 10/20/22		314	317,745
SolarWinds Holdings, Inc., 2016 Refinancing Term Loan, 5.50%, 2/03/23		602	608,856
SS&C European Holdings S.à r.l., Term B-2 Loan, 4.00% - 4.02%, 7/08/22		95	96,474

			2,793,993
Diversified Telecommunication Services — 2.5%
Avaya, Inc., Term B-7 Loan, 6.25%, 5/29/20		441	382,219
Consolidated Communications, Inc.:
2016 Incremental Term Loan, 3.00%, 10/05/23		110	110,570
Initial Term Loan, 4.00%, 10/05/23		150	150,777
Electric Lightwave Holdings, Inc. (FKA Integra Telecom Holdings, Inc.):
Term B-1 Loan (Second Lien), 9.75%, 2/12/21		238	237,716
Term B-1 Loan, 5.25%, 8/14/20		370	370,363
Hawaiian Telcom Communications, Inc., Term Loan, 5.25%, 6/06/19		168	168,981
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19		827	798,869
Level 3 Financing, Inc.:
Tranche B 2020 Term Loan, 4.00%, 1/15/20		1,175	1,190,275
Tranche B-III 2019 Term Loan, 4.00%, 8/01/19		230	233,438
Ligado Networks LLC (FKA New LightSquared LLC), Junior Loan, 13.50%, 12/07/20		1,580	1,090,901
LTS Buyer LLC (Sidera Networks, Inc.), Term B Loan (First Lien), 4.25%, 4/13/20		966	970,470
Numericable U.S. LLC, Term B-10 Loan (USD), 4.04%, 1/14/25		680	685,270
Telesat Canada, Term B-3 Loan, 4.50%, 11/17/23		279	282,574
Virgin Media Bristol LLC, I Facility, 2.75%, 1/31/25		795	798,085
Virgin Media Investment Holdings Ltd., E Facility, 4.25%, 6/30/23	GBP	270	333,555
Zayo Group LLC (Zayo Capital, Inc.), 2021 Term Loan, 3.75%, 5/06/21	USD	836	844,051
Ziggo BV:
Term Loan B1 Facility, 3.50%, 1/15/22		276	277,464
Term Loan B2, 3.50%, 1/15/22		168	168,530
Term Loan B3, 3.70%, 1/15/22		52	52,367

			9,146,475
Electric Utilities — 0.6%
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), 2016 Additional Term Loan (DIP), 4.25%, 6/30/17		1,331	1,338,866

Floating Rate Loan Interests (b)		Par (000)	Value
Electric Utilities (continued)
Texas Energy Future Holdings LP, Term Loan (First Lien) 5.03%, 10/10/17	USD	815	$16,300
Vistra Operations Co. LLC (FKA Tex Operations Co. LLC):
Initial Term C Loan, 5.00%, 8/04/23		161	163,233
Initial Term Loan, 5.00%, 8/04/23		708	715,889

			2,234,288
Electrical Equipment — 0.2%
Cortes NP Acquisition Corp. (Vertiv Co.), Term Loan B (First Lien), 5.00%, 11/30/23		805	815,063
Electronic Equipment, Instruments & Components — 0.2%
CPI Acquisition, Inc., Term Loan (First Lien), 5.50%, 8/17/22		148	134,026
Dell International LLC (EMC Corp.), Term B Loan, 4.02%, 9/07/23		440	447,247

			581,273
Energy Equipment & Services — 0.2%
Drillships Financing Holding, Inc. (Ocean Rig), Tranche B-1 Term Loan, 6.00%, 3/31/21		666	428,640
Seventy Seven Operating LLC, Term Loan, 3.89%, 6/25/20		63	62,364
Weatherford International Ltd., Loan, 3.08%, 7/13/20		345	328,339

			819,343
Equity Real Estate Investment Trusts (REITs) — 0.4%
Communications Sales & Leasing, Inc. (CSL Capital LLC), Term Loan, 4.50%, 10/24/22		217	219,632
MGM Growth Properties Operating Partnership LP, Term B Loan, 3.50%, 4/25/23		822	830,461
RHP Hotel Properties LP, Tranche B Term Loan, 3.75%, 1/15/21		292	295,180

			1,345,273
Food & Staples Retailing — 0.7%
Albertson’s Companies LLC:
Term Loan B, 4.00%, 12/21/22		195	197,906
Term Loan B4, 3.75%, 8/25/21		785	793,278
Rite Aid Corp.:
Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		215	216,253
Tranche 2 Term Loan (Second Lien), 4.88%, 6/21/21		590	592,213
U.S. Foods, Inc. (AKA U.S. Foodservice, Inc.), Initial Term Loan, 3.77%, 6/27/23		905	913,686

			2,713,336
Food Products — 0.6%
Chobani LLC (Chobani Idaho LLC), Closing Date Term Loan (First Lien), 5.25%, 10/09/23		300	304,125
Dole Food Co., Inc., Tranche B Term Loan, 4.55%, 11/01/18		255	256,053
Hostess Brands LLC, 2016 Refinancing Term B Loan (First Lien), 4.00%, 8/03/22		659	665,653
Pinnacle Foods Finance LLC, Tranche G Term Loan, 3.39%, 4/29/20		440	443,238
Reddy Ice Corp.:
Term B Loan (First Lien), 6.75% - 8.25%, 5/01/19		289	281,049
Term B Loan (Second Lien), 10.75%, 11/01/19		200	172,000

			2,122,118

12	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Floating Rate Loan Interests (b)		Par (000)	Value
Gas Utilities — 0.1%
Samchully Midstream 3 LLC, Initial Term Loan, 5.75%, 10/20/21	USD	368	$348,635
Health Care Equipment & Supplies — 0.6%
Alere, Inc. (FKA IM U.S. Holdings LLC), B Term Loan, 4.25%, 6/20/22		426	425,128
Auris Luxembourg III S.à r.l. (AKA Siemens Audiology), Facility B4, 4.25%, 1/17/22		411	412,751
DJO Finance LLC, Initial Term Loan, 4.25%, 6/08/20		479	458,780
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-2 Loan, 5.00%, 8/17/18		397	383,524
Ortho-Clinical Diagnostics Holdings Luxembourg S.à r.l., Initial Term Loan, 4.75%, 6/30/21		452	447,372

			2,127,555
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc., Tranche B-2 Term Loan, 3.76%, 2/16/23		413	415,811
ADMI Corp. (AKA Aspen Dental), Initial Term Loan, 5.25%, 4/29/22		211	212,798
Change Healthcare Holdings, Inc. (FKA Emdeon, Inc.), Term B-2 Loan, 3.75%, 11/02/18		568	568,695
CHG Healthcare Services, Inc. (FKA CHG Buyer Corp.), Term Loan (First Lien), 4.75%, 6/07/23		553	558,466
CHS/Community Health Systems, Inc.:
Incremental 2018 Term F Loan, 3.86% - 4.19%, 12/31/18		299	293,826
Incremental 2019 Term G Loan, 3.75%, 12/31/19		295	285,395
Curo Health Services Holdings, Inc., Term B Loan (First Lien), 6.50%, 2/07/22		198	199,232
DaVita Inc. (FKA DaVita HealthCare Partners, Inc.), Tranche B Term Loan, 3.52%, 6/24/21		606	611,642
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.), Initial Term Loan, 3.75%, 12/01/23		1,270	1,281,913
MPH Acquisition Holdings LLC, Initial Term Loan, 5.00%, 6/07/23		423	430,141
National Mentor Holdings, Inc., Tranche B Term Loan, 4.25%, 1/31/21		146	146,849
Press Ganey Holdings, Inc.:
Term B Loan (First Lien), 4.25%, 10/23/23		260	261,300
Term B Loan (Second Lien), 8.25%, 10/21/24		135	137,025
Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 4.75%, 11/03/20		292	294,137
Surgical Care Affiliates, Inc., Incremental Term Loan, 3.75%, 3/17/22		414	416,308
Team Health, Inc., New Tranche B Term Loan, 3.77%, 11/23/22		674	674,198
U.S. Renal Care, Inc., Initial Term Loan (First Lien), 5.25%, 12/30/22		330	307,501
Vizient, Inc., Term B-2 Loan, 5.00%, 2/13/23		505	511,776

			7,607,013
Health Care Technology — 0.0%
Quintiles IMS, Inc., Term B Dollar Loan, 3.50%, 3/17/21		190	191,090
Hotels, Restaurants & Leisure — 1.6%
Amaya Holdings BV:
Initial Term B Loan (First Lien), 5.00%, 8/01/21		451	452,836
Initial Term B Loan (Second Lien), 8.00%, 8/01/22		297	295,587
AMF Bowling Centers, Inc., Term B Loan (First Lien), 6.00%, 9/19/23		411	409,688

Floating Rate Loan Interests (b)		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
B.C. Unlimited Liability Co. (New Red Finance, Inc.) (AKA Burger King/Tim Hortons), Term B-2 Loan, 3.75%, 12/10/21	USD	595	$599,408
Bass Pro Group LLC:
Asset-Sale Term Loan, 4.75%, 6/08/18		165	164,587
Initial Term Loan, 5.00%, 12/15/23		200	198,000
New Term Loan (2015), 4.00%, 6/05/20		229	228,451
Boyd Gaming Corp., Term B Loan, 4.00%, 8/14/20		142	143,220
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		1,179	1,188,286
CCM Merger, Inc. (MotorCity Casino Hotel), Term Loan, 4.02%, 8/06/21		377	380,085
Eldorado Resorts, Inc., Initial Term Loan, 4.25%, 7/25/22		374	375,619
ESH Hospitality, Inc., Initial Term Loan, 3.77%, 8/30/23		155	156,327
Four Seasons Holdings, Inc., Additional Term Loan, 3.75%, 11/30/23		55	55,589
Hilton Worldwide Finance LLC:
Series B-1 Term Loan, 3.50%, 10/26/20		37	37,008
Series B-2 Term Loan, 3.26%, 10/25/23		225	227,872
KFC Holding Co. (AKA Yum! Brands), Term B Loan, 3.49%, 6/16/23		423	428,427
La Quinta Intermediate Holdings LLC, Initial Term Loan, 3.75%, 4/14/21		106	106,022
Scientific Games International, Inc.:
Initial Term B-2 Loan, 6.00%, 10/01/21		225	227,524
Initial Term Loan, 6.00%, 10/18/20		191	193,559
Station Casinos LLC, Term B Facility
Loan, 3.75%, 6/08/23		142	143,408

			6,011,503
Household Durables — 0.3%
Serta Simmons Bedding LLC:
Initial Term Loan (First Lien), 4.50%, 11/08/23		740	747,629
Initial Term Loan (Second Lien), 9.00%, 11/08/24		280	280,932

			1,028,561
Household Products — 0.1%
Spectrum Brands Canada, Inc., 2016 Replacement USD Term Loan, 3.31% - 5.25%, 6/23/22		367	371,829
Independent Power and Renewable Electricity Producers — 0.6%
Calpine Corp.:
Term Loan (2015), 3.75%, 1/15/23		416	418,112
Term Loan, 1.75%, 11/30/17		135	135,394
Dynegy Finance IV, Inc., Term Loan, 5.00%, 6/27/23		680	688,214
Eastern Power LLC (Eastern Covert Midco LLC) (AKA TPF II LC LLC), Term Loan, 5.00%, 10/02/21		378	380,583
Exgen Texas Power LLC, Term Loan, 5.75%, 9/18/21		282	213,220
Granite Acquisition, Inc.:
Term B Loan (First Lien), 5.00%, 12/17/21		389	389,721
Term C Loan (First Lien), 5.00%, 12/17/21		17	17,498

			2,242,742
Insurance — 1.0%
AmWINS Group LLC:
New Term Loan (First Lien), 4.75%, 9/06/19		192	193,558

BLACKROCK FUNDS II	DECEMBER 31, 2016	13

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Floating Rate Loan Interests (b)		Par (000)	Value
Insurance (continued)
Term Loan (Second Lien ), 9.50%, 9/04/20	USD	200	$201,126
AssuredPartners, Inc., 2016 Refinancing Term Loan, 5.25%, 10/21/22		332	336,741
Asurion LLC (FKA Asurion Corp.), Incremental Tranche B-4 Term Loan, 5.00%, 8/04/22		925	937,216
Hub International Ltd., Initial Term Loan, 4.00%, 10/02/20		379	381,629
Sedgwick Claims Management Services, Inc.:
2016 New Term Loan, 4.25%, 3/01/21		498	502,167
Initial Loan (Second Lien), 6.75%, 2/28/22		560	558,600
Solera LLC (Solera Finance, Inc.), Dollar Term Loan, 5.75%, 3/03/23		456	461,753

			3,572,790
Internet Software & Services — 0.5%
Cotiviti Corp. (Cotiviti Domestic Holdings, Inc.), Initial Term B Loan (First Lien), 3.75%, 9/28/23		427	430,190
Go Daddy Operating Co. LLC, Initial Term Loan, 4.25%, 5/13/21		480	484,169
GTCR Valor Companies, Inc., Initial Term Loan (First Lien), 7.00%, 6/16/23		403	398,317
Rackspace Hosting, Inc., Term B Loan (First Lien), 4.50%, 11/03/23		580	587,006
Trader Corp., Term Loan, 5.00%, 9/28/23		105	106,181

			2,005,863
IT Services — 0.9%
First Data Corp., 2021C New Dollar Term Loan, 3.76%, 3/24/21		1,287	1,301,595
IG Investments Holdings LLC, Extended Tranche B Term Loan, 6.00%, 10/31/21		456	458,006
Sabre GLBL, Inc. (FKA Sabre, Inc.):
Incremental Term Loan, 4.50%, 2/19/19		286	287,532
Term B Loan, 4.00%, 2/19/19		290	292,971
Vantiv LLC (FKA Fifth Third Processing Solutions LLC), Term B Loan, 3.25%, 10/14/23		208	209,304
WEX, Inc., Term B Loan, 4.27%, 6/30/23		652	660,380

			3,209,788
Leisure Products — 0.0%
Leslie’s Poolmart, Inc., Tranche B Term Loan, 5.25%, 8/16/23		100	100,810
Life Sciences Tools & Services — 0.9%
DPX Holdings BV (FKA JLL/Delta Dutch Newco BV), 2015 Incremental Dollar Term Loan, 4.25%, 3/11/21		976	982,126
Inventiv Group Holdings, Inc., Initial Term Loan, 4.75%, 11/09/23		812	818,221
Jaguar Holding Co. I (AKA Pharmaceutical Product Development, Inc.), Initial Term Loan, 4.25%, 8/18/22		1,077	1,088,289
Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4.25%, 5/16/22		423	424,425

			3,313,061
Machinery — 1.1%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.00%, 12/13/19		812	766,727
Ameriforge Group, Inc., Initial Term Loan (Second Lien), 8.75%, 12/21/20		90	12,750
Filtration Group Corp., Term Loan (First Lien), 4.25%, 11/23/20		576	579,908
FPC Holdings, Inc., Initial Loan (First Lien), 5.25%, 11/19/19		261	246,318

Floating Rate Loan Interests (b)		Par (000)	Value
Machinery (continued)
Gardner Denver, Inc., Initial Dollar Term Loan, 3.25%, 7/30/20	USD	264	$261,343
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/06/21		752	752,292
Mueller Water Products, Inc., Initial Loan, 4.02%, 11/24/21		291	292,724
Navistar, Inc., Tranche B Term Loan, 6.50%, 8/07/20		284	287,551
RBS Global, Inc. (Rexnord LLC), Term B Loan Refinancing (First Lien), 3.75%, 8/21/23		430	431,114
Safway Group Holding LLC, Initial Term Loan, 5.75%, 8/21/23		454	460,103
Zodiac Pool Solutions LLC, Term Loan (First Lien), 4.50%, 12/20/23		115	115,647

			4,206,477
Media — 2.8%
Acosta, Inc. (FKA Acosta Holdco, Inc.), Tranche B-1 Loan, 4.25%, 9/26/21		159	155,278
Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien), 4.25%, 7/23/21		240	240,238
A-L Parent LLC (AKA Learfield Communications), Initial Term Loan (First Lien), 4.25%, 12/01/23		304	308,280
Altice France SA (Numericable-SFR SA), Term B-7 Loan (USD), 5.14%, 1/15/24		396	400,737
Altice U.S. Finance I Corp., 2016 Refinancing Term Loan, 3.88%, 1/15/25		834	841,966
AMC Entertainment Holdings, Inc. (FKA AMC Entertainment, Inc.), 2016 Incremental Term Loan, 3.51%, 12/15/23		175	176,619
CBS Radio, Inc., Term Loan, 4.50%, 10/17/23		240	242,100
Cengage Learning, Inc., 2016 Refinancing Term Loan, 5.25%, 6/07/23		57	55,075
Charter Communications Operating LLC (AKA CCO Safari LLC):
Term Loan H, 2.76%, 1/14/22		123	123,667
Term Loan I, 3.01%, 1/15/24		911	916,068
Creative Artists Agency LLC, Amendment No. 3 Incremental Term Loan, 5.00% - 6.75%, 12/17/21		285	287,955
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), 2016 Extended Term Loan, 3.88%, 10/11/24		723	729,687
Entercom Radio LLC, Term B Loan, 4.50% - 6.25%, 11/01/23		135	136,519
GTT Communications, Inc., Term Loan B, 4.00%, 12/13/23		85	86,169
iHeartCommunications, Inc. (FKA Clear Channel Communications, Inc.):
Tranche D Term Loan, 7.52%, 1/30/19		949	771,140
Tranche E Term Loan, 8.27%, 7/30/19		250	203,333
Liberty Cablevision of Puerto Rico LLC (FKA San Juan Cable LLC), Term B Loan (First Lien), 4.50%, 1/07/22		255	252,929
Live Nation Entertainment, Inc., Term B-2 Loan, 3.31%, 10/31/23		106	107,231
MGOC, Inc. (FKA Media General, Inc.), Term B Loan, 4.00%, 7/31/20		445	445,357
Mission Broadcasting, Inc., Term B Loan (First Lien), 3.00%, 9/26/23		80	80,808
Nexstar Broadcasting, Inc., Term B Loan (First Lien), 4.25%, 9/26/23		900	906,846
Radiate Holdco LLC (AKA RCN Grande), Term Loan, 3.00%, 12/09/23		240	241,466
Telenet Financing USD LLC, Term Loan AF Facility, 3.00%, 1/31/25		695	700,080
Tribune Media Co. (FKA Tribune Co.), Term B Loan, 3.77%, 12/27/20		777	782,505

14	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Floating Rate Loan Interests (b)		Par (000)	Value
Media (continued)
Univision Communications, Inc., Replacement First Lien Term Loan, 4.00%, 3/01/20	USD	672	$675,473
UPC Financing Partnership, Facility AN, 4.08%, 8/31/24		365	368,228

			10,235,754
Metals & Mining — 0.5%
Novelis, Inc., Initial Term Loan, 4.02%, 6/02/22		726	729,936
Reynolds Group Holdings, Inc., U.S. Term Loan, 4.25%, 2/05/23		712	720,446
WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), Initial Term Loan (First Lien), 6.50%, 9/29/23		219	221,576

			1,671,958
Multiline Retail — 0.3%
Dollar Tree, Inc., Term B-3 Loan, 3.25%, 7/06/22		254	255,770
Evergreen Acqco 1 LP, New Term Loan, 5.00%, 7/09/19		149	138,315
Hudson’s Bay Co., Initial Term Loan, 4.25%, 9/30/22		581	585,302

			979,387
Multi-Utilities — 0.0%
Power Borrower LLC, Initial Term Loan (Second Lien), 8.25%, 11/06/20		45	44,775
Oil, Gas & Consumable Fuels — 0.9%
Bronco Midstream Funding LLC, Term Loan, 5.00%, 8/17/20		351	350,348
California Resources Corp.:
Loan, 11.38%, 12/31/21		375	415,624
Term Loan, 3.00%, 9/24/19		414	399,897
Chesapeake Energy Corp., Class A Loan, 8.50%, 8/23/21		590	641,377
CITGO Holding, Inc., Term Loan, 9.50%, 5/12/18		363	368,202
EP Energy LLC (FKA Everest Acquisition LLC), Loan, 9.75%, 6/30/21		40	41,844
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20		550	533,360
Southcross Holdings Borrower LP, Tranche B Term Loan, 3.50% - 5.50%, 4/13/23		31	23,673
Ultra Resources, Inc., Revolving Credit, 4.75%, 10/06/16 (e)(j)		174	162,365
Veresen Midstream LP, Tranche B-1 Term Loan, 5.25%, 3/31/22		444	446,141

			3,382,831
Personal Products — 0.1%
NBTY, Inc. (NKA Nature’s Bounty Co.), Dollar Term B Loan, 5.00%, 5/05/23		294	295,635
Revlon Consumer Products Corp., Initial Term B Loan, 4.25% - 4.44%, 9/07/23		175	176,200

			471,835
Pharmaceuticals — 1.0%
Akorn, Inc., Loan, 5.25%, 4/16/21		306	309,900
Capsugel Holdings U.S., Inc., New Dollar Term Loan, 4.00%, 7/31/21		649	650,879
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Dollar Term Loan, 3.75%, 5/20/21		638	641,650
Endo Luxembourg Finance Co. I S.à r.l., 2015 Incremental Term B Loan, 3.81%, 9/26/22		210	211,105
Genoa, a QoL Healthcare Co. LLC, Initial Term Loan (First Lien), 4.75%, 10/30/23		90	90,673

Floating Rate Loan Interests (b)		Par (000)	Value
Pharmaceuticals (continued)
Prestige Brands, Inc., Term B-3 Loan, 3.50%, 9/03/21	USD	292	$293,988
RPI Finance Trust, Term B-5 Term Loan, 3.50%, 10/14/22		461	466,371
Valeant Pharmaceuticals International, Inc.:
Series C-2 Tranche B Term Loan, 5.25%, 12/11/19		144	143,468
Series D-2 Tranche B Term Loan, 5.00%, 2/13/19		135	134,786
Series E-1 Tranche B Term Loan, 5.25%, 8/05/20		577	575,577
Series F-1 Tranche B Term Loan, 5.50%, 4/01/22		289	289,458

			3,807,855
Professional Services — 0.5%
DTI Holdco, Inc., Initial Term Loan, 6.25%, 10/02/23		344	338,975
Employbridge LLC (FKA Koosharem LLC), Term Loan, 7.50%, 5/15/20		166	149,342
EWT Holdings III Corp. (FKA WTG Holdings III Corp.), Term Loan (First Lien), 4.75%, 1/15/21		375	376,678
Sterling Midco Holdings, Inc. (FKA Sterling Holdings Ultimate Parent, Inc.), Initial Term Loan (First Lien), 5.75%, 6/20/22		282	280,997
Trans Union LLC, 2016 Incremental Term B-2 Commitment, 3.52%, 4/09/21		645	650,584

			1,796,576
Real Estate Management & Development — 0.4%
CityCenter Holdings LLC, Term B Loan, 4.25%, 10/16/20		403	407,651
DTZ U.S. Borrower LLC (DTZ AUS Holdco PTY Ltd.) (AKA Cushman & Wakefield), 2015-1 Additional Term Loan (First Lien), 4.25%, 11/04/21		414	416,378
Realogy Group LLC (FKA Realogy Corp.), New 2022 Term Loan, 3.77%, 7/20/22		702	705,066

			1,529,095
Road & Rail — 0.0%
SIRVA Worldwide, Inc., Tranche B Loan, 6.50%, 11/22/22		127	124,143
Semiconductors & Semiconductor Equipment — 0.7%
Avago Technologies Cayman Holdings Ltd., Term B-3 Loan, 3.70%, 2/01/23		1,455	1,474,824
Cavium, Inc., Initial Term B Loan, 3.75%, 8/16/22		60	60,374
Microsemi Corp., Closing Date Term B Loan, 3.75%, 1/15/23		256	258,229
NXP BV (NXP Funding LLC), Tranche F Loan, 3.27%, 12/07/20		438	439,819
ON Semiconductor Corp., Closing Date Term Loan, 5.25%, 3/31/23		214	217,066

			2,450,312
Software — 2.1%
Applied Systems, Inc.:
Initial Term Loan (First Lien), 4.00%, 1/25/21		211	212,527
Initial Term Loan (Second Lien), 7.50%, 1/24/22		99	99,773
Aptean, Inc., Initial Term Loan (First Lien), 5.00%, 12/20/22		135	135,787
BMC Software Finance, Inc., Initial U.S. Term Loan, 5.00%, 9/10/20		476	474,336

BLACKROCK FUNDS II	DECEMBER 31, 2016	15

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Floating Rate Loan Interests (b)	Par (000)		Value
Software (continued)
First Data Corp., 2022C New Dollar Term Loan, 3.76%, 7/08/22	USD	187	$188,496
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-5 Term Loan, 3.75%, 6/03/20		665	665,995
Informatica Corp., Dollar Term Loan, 4.50%, 8/05/22		1,025	1,019,423
Information Resources, Inc. (FKA Symphonyiri Group, Inc.), Term Loan, 4.25%, 12/20/23		175	176,094
Kronos, Inc.:
Initial Term Loan (First Lien), 5.00%, 11/01/23		640	647,501
Initial Term Loan (Second Lien), 9.25%, 11/01/24		365	375,724
Landslide Holdings, Inc., Term Loan (First Lien), 5.50%, 9/27/22		282	285,371
Mitchell International, Inc.:
Initial Loan (Second Lien), 4.25% - 8.50%, 10/11/21		275	271,700
Initial Term Loan, 4.50%, 10/13/20		415	415,141
RP Crown Parent LLC, Initial Term Loan, 4.50%, 10/12/23		467	471,886
Sophia LP, Closing Date Term Loan, 4.75%, 9/30/22		534	539,357
SS&C Technologies, Inc., Term B-1 Loan, 4.00% - 4.02%, 7/08/22		933	945,396
TIBCO Software, Inc., Term Loan, 6.50%, 12/04/20		395	396,231
VF Holding Corp., Initial Term Loan (First Lien), 4.75%, 6/30/23		590	591,263

			7,912,001
Specialty Retail — 0.9%
Academy Ltd., Initial Term Loan, 5.00%, 7/01/22		273	252,449
Coinstar LLC, Term B Loan (First Lien), 5.25% - 7.00%, 9/27/23		222	225,064
Harbor Freight Tools USA, Inc., Initial Loan (2016), 3.89%, 8/18/23		563	570,872
Michaels Stores, Inc., 2016 New Replacement Term B-1 Loan, 3.75%, 1/30/23		721	728,542
National Vision, Inc., Initial Term Loan (First Lien), 4.00%, 3/12/21		517	514,339
Neiman Marcus Group, Inc., Other Term Loan, 4.25%, 10/25/20		244	211,492
Party City Holdings, Inc., 2016 Replacement Term Loan, 3.82% - 4.24%, 8/19/22		514	518,154
PetCo Animal Supplies, Inc., Tranche B-2 Term Loan, 5.14%, 1/26/23		222	223,179

			3,244,091
Technology Hardware, Storage & Peripherals — 0.0%
Oberthur Technologies Holding SAS (FKA OT Frenchco 1 SAS):
Facility B1 (USD), 3.75%, 12/15/23		55	55,785
Facility B2 (USD), 3.75%, 12/15/23		90	90,411

			146,196
Trading Companies & Distributors — 0.8%
American Builders & Contractors Supply Co., Inc., Restatement Effective Date Term Loan, 3.52%, 10/31/23		650	655,187
Beacon Roofing Supply, Inc., Initial Term Loan, 3.71% - 5.50%, 10/01/22		211	212,722
GYP Holdings III Corp., New Incremental First Lien Term Loan, 4.50%, 4/01/21		538	542,479
HD Supply, Inc., Term B-1 Loan, 3.59%, 8/13/21		879	882,472

Floating Rate Loan Interests (b)	Par (000)		Value
Trading Companies & Distributors (continued)
MRC Global (U.S.), Inc. (FKA McJunkin Red Man Corp.), Term Loan, 5.00%, 11/08/19	USD	76	$76,617
Nexeo Solutions LLC, Initial Term Loan, 5.25%, 6/09/23		174	175,431
Solenis International LP (Solenis Holdings 3 LLC) (AKA Ashland Water Technologies), Initial Term Loan (Second Lien), 7.75%, 7/31/22		540	527,850

			3,072,758
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc., Senior Lien Term Loan, 3.52%, 11/09/22		291	294,592
Total Floating Rate Loan Interests — 33.4%			122,801,785

Foreign Agency Obligations	Par (000)		Value
China — 0.1%
Tewoo Group Finance No. 2 Ltd., 4.50%, 12/16/19		400	395,016
France — 0.0%
Areva SA, 4.88%, 9/23/24	EUR	100	108,423
India — 0.1%
Greenko Investment Co., 4.88%, 8/16/23	USD	250	235,345
Mongolia — 0.1%
Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20		400	382,347
Total Foreign Agency Obligations — 0.3%			1,121,131

Foreign Government Obligations	Par (000)		Value
Indonesia — 0.1%
Republic of Indonesia, 5.25%, 1/08/47		350	348,993
Mongolia — 0.2%
Mongolian People’s Republic, 5.13%, 12/05/22		750	639,393
Qatar — 0.1%
State of Qatar, 3.25%, 6/02/26		500	482,300
Total Foreign Government Obligations — 0.4%			1,470,686

Investment Companies	Shares		Value
iShares iBoxx $ High Yield Corporate Bond ETF (k)		108,000	9,347,400
New Millennium Holdco, Inc. (a)		3,880	4,609
Total Investment Companies — 2.5%			9,352,009

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations — 0.2%
Deephaven Residential Mortgage Trust, Series 2016-1A, Class A1, 4.00%, 7/25/46 (a)	USD	783	782,961
Commercial Mortgage-Backed Securities — 3.0%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2016-ISQ, Class E, 3.61%, 8/14/34 (a)(b)		1,000	852,200

16	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
BXHTL Mortgage Trust, Series 2015-JWRZ, Class GL1, 3.55%, 5/15/17 (a)(b)	USD	1,000	$994,978
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class D, 3.05%, 1/10/48 (a)(b)		590	398,217
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class D, 2.79%, 4/10/49 (a)		1,000	670,652
Commercial Mortgage Pass-Through Certificates:
Series 2014-CR17, Class C, 4.74%, 5/10/24 (b)		740	760,677
Series 2015-CR25, Class D, 3.80%, 8/10/48 (b)		600	452,159
Series 2016-667M, Class D, 3.18%, 10/10/36 (a)(b)		1,000	892,782
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C3, Class D, 3.49%, 9/10/49 (a)(b)		530	405,789
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (a)(b)		327	327,488
Lone Star Portfolio Trust:
Series 2015-LSP, Class D, 4.70%, 9/15/28 (a)(b)		640	645,762
Series 2015-LSP, Class E, 6.30%, 9/15/28 (a)(b)		477	480,961
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C23, Class D, 4.14%, 7/15/50 (a)(b)		1,000	806,977
Series 2015-C25, Class D, 3.07%, 10/15/48		1,000	700,013
VNDO Trust, Series 2016-350P, Class E, 3.93%, 1/10/35 (a)(b)		1,000	874,986
Wells Fargo Commercial Mortgage Trust:
Series 2015-C30, Class C, 4.50%, 9/15/25 (b)		1,000	980,295
Series 2016-NXS5, Class D, 4.88%, 1/15/59 (b)		750	660,952

			10,904,888
Interest Only Commercial Mortgage-Backed Securities — 0.2%
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2016-JP3, Class XC, 0.75%, 8/15/49 (a)(b)		8,700	392,370
Series 2016-WPT, Class XCP, 1.20%, 10/15/18 (a)(b)		24,000	502,560

			894,930
Total Non-Agency Mortgage-Backed Securities — 3.4%			12,582,779

Preferred Securities
Capital Trusts	Par (000)		Value
Banks — 3.9%
Banco Bilbao Vizcaya Argentaria SA, 7.00% (b)(i)	EUR	400	403,815
Banco Popular Espanol SA, 11.50% (b)(i)		200	210,811
Banco Santander SA, 6.25% (b)(i)		300	295,269
Bank of America Corp., Series AA, 6.10% (b)(i)	USD	2,250	2,262,375
Bank of Ireland, 7.38% (b)(i)	EUR	200	214,278
Barclays PLC, 7.88% (b)(i)	USD	200	202,500
BNP Paribas SA:
6.13% (b)(i)	EUR	200	220,593
7.38% (a)(b)(i)	USD	200	201,239
Citigroup, Inc., Series N, 5.80% (b)(i)		1,000	1,008,750

Capital Trusts	Par (000)		Value
Banks (continued)
Cooperatieve Rabobank UA, 6.63% (b)(i)	EUR	200	$225,030
Danske Bank A/S, 5.75% (b)(i)		200	218,590
DNB Bank ASA, 6.50% (b)(i)	USD	200	203,900
Erste Group Bank AG, 8.88% (b)(i)	EUR	200	226,321
Intesa Sanpaolo SpA, 7.00% (b)(i)		200	207,741
JPMorgan Chase & Co.:
Series S, 6.75% (b)(i)	USD	1,250	1,346,875
Series V, 5.00% (b)(i)		2,000	1,995,000
Royal Bank of Scotland Group PLC, 8.63% (b)(i)		845	861,900
Société Générale SA:
7.38% (a)(b)(i)		200	199,664
8.88% (b)(i)	GBP	100	130,327
U.S. Bancorp, Series I, 5.13% (b)(i)	USD	1,500	1,530,000
UniCredit SpA, 9.25% (b)(i)	EUR	200	222,739
Wells Fargo & Co., Series S, 5.90% (b)(i)	USD	2,000	2,010,000

			14,397,717
Capital Markets — 2.0%
Bank of New York Mellon Corp., Series D, 4.50% (b)(i)		2,500	2,286,125
Charles Schwab Corp., Series E, 4.63%, 12/31/49 (b)(i)		1,635	1,536,900
Credit Suisse Group AG, 6.25% (a)(b)(i)		200	194,640
Huarong Finance II Co. Ltd., 2.88% (b)(i)		400	374,906
State Street Corp., Series F, 5.25% (b)(i)		2,500	2,556,250
UBS Group AG, 7.00% (b)(i)		400	419,712

			7,368,533
Chemicals — 0.1%
LANXESS AG, 4.50%, 12/06/76 (b)	EUR	50	54,628
Solvay Finance SA, 5.12% (b)(i)		100	112,695

			167,323
Diversified Financial Services — 0.1%
HBOS Capital Funding LP, 6.85% (i)	USD	100	100,870
Origin Energy Finance Ltd., 4.00%, 9/16/74 (b)	EUR	100	104,334

			205,204
Diversified Telecommunication Services — 0.1%
Koninklijke KPN NV, 6.88%, 3/14/73 (b)	GBP	100	131,559
Orange SA, 5.75% (b)(i)		100	128,331

			259,890
Electric Utilities — 0.1%
Enel SpA:
6.50%, 1/10/74 (b)	EUR	100	113,311
5.00%, 1/15/75 (b)		100	111,434
7.75%, 9/10/75 (b)	GBP	100	134,771
Gas Natural Fenosa Finance BV, 4.13% (b)(i)	EUR	100	106,844

			466,360
Industrial Conglomerates — 0.4%
General Electric Co., Series D, 5.00% (b)(i)	USD	1,500	1,556,550
Insurance — 0.0%
Credit Agricole SA, 6.50% (b)(i)	EUR	100	108,729
Media — 0.0%
SES SA, 5.63% (b)(i)		100	107,755
Metals & Mining — 0.0%
BHP Billiton Finance Ltd., 4.75% (b)		100	113,897
Oil, Gas & Consumable Fuels — 0.0%
Repsol International Finance BV, 4.50%, 3/25/75 (b)		100	99,120
Textiles, Apparel & Luxury Goods — 0.1%
Li & Fung Ltd., 5.25% (i)	USD	300	260,282

BLACKROCK FUNDS II	DECEMBER 31, 2016	17

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Capital Trusts	Par (000)		Value
Transportation Infrastructure — 0.1%
Royal Capital BV, 4.88% (b)(i)	USD	219	$202,369
Wireless Telecommunication Services — 0.2%
Orange SA, 4.00% (b)(i)	EUR	100	111,063
Telefonica Europe BV:
4.20% (b)(i)		200	214,731
6.50% (b)(i)		100	112,082
6.75% (b)(i)	GBP	200	256,341

			694,217
Total Capital Trusts — 7.1%			26,007,946

Preferred Stocks	Shares		Value
Wireless Telecommunication Services — 0.0%
CF-B L2 (D), LLC (Acquired 4/08/15-12/15/15, cost $53,170) (d)(e)		53,536	44,949
Total Preferred Stocks — 0.0%			44,949
Total Preferred Securities — 7.1%			26,052,895
Total Long-Term Investments (Cost — $358,844,712) — 97.5%			358,723,667

Short-Term Securities	Shares		Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.36% (k)(l)		8,007,553	8,007,553
Total Short-Term Securities (Cost — $8,007,553) — 2.2%			8,007,553

Options Purchased			Value
(Cost — $679,073) — 0.1%			$484,400
Total Investments Before Options Written and Investments Sold Short (Cost — $367,531,338*) — 99.8%			367,215,620

Options Written			Value
(Premiums Received — $144,660) — (0.0)%			(11,900)

Investments Sold Short	Par (000)		Value
Corporate Bonds — (0.4)%
Iwatani Corp., 0.00%, 10/22/20 (g)(h)	JPY	140,000	(1,251,166)

Total Investments Sold Short (Proceeds — $1,296,647) — (0.4)%			(1,251,166)
Total Investments Net of Options Written and Investments Sold Short — 99.4%			365,952,554
Other Assets Less Liabilities — 0.6%			2,111,456

Net Assets — 100.0%			$368,064,010

Notes to Schedule of Investments

*	As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$367,730,646

Gross unrealized appreciation	$5,546,970
Gross unrealized depreciation	(6,061,996)

Net unrealized depreciation	$(515,026)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $45,542 and an original cost of $53,763, which was less than 0.05% of its net assets.

(e)	Non-income producing security.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(g)	Convertible security.

(h)	Zero-coupon bond.

(i)	Perpetual security with no stated maturity date.

(j)	Issuer filed for bankruptcy and/or is in default.

(k)	During the period ended December 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

18	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Affiliate	Shares Held at September 30, 2016	Shares Purchased	Shares Sold	Shares Held at December 31, 2016	Value at December 31, 2016	Income	Realized Gain (Loss)
BlackRock Liquidity Funds, T-Fund, Institutional Class	14,191,891	—	(6,184,338)[1]	8,007,553	$ 8,007,553	$15,516	$98
iShares iBoxx $ High Yield Corporate Bond ETF	—	108,000	—	108,000	9,347,400	30,844	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	30,000	30,000	(60,000)	—	—	28,659	(302,635)
Total					$17,354,953	$75,019	$(302,537)

[1]	Represents net shares sold.

(l)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(4)	Euro-Bund	March 2017	USD 691,172	$(9,803)
(2)	U.S. Treasury Bonds (30 Year)	March 2017	USD 301,313	(1,940)
18	U.S. Treasury Bonds (30 Year)	March 2017	USD 2,711,813	40,476
(27)	U.S. Treasury Notes (10 Year)	March 2017	USD 3,355,594	(8,192)
53	U.S. Treasury Notes (10 Year)	March 2017	USD 6,586,906	(33,750)
176	U.S. Treasury Notes (5 Year)	March 2017	USD 20,708,875	(87,874)
(19)	U.S. Ultra Treasury Bonds	March 2017	USD 3,044,750	33,902
Total				$(67,181)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	283,488	GBP	227,000	Royal Bank of Scotland PLC	1/05/17	$ 3,683
EUR	110,000	USD	114,956	BNP Paribas S.A.	1/17/17	950
USD	2,817,162	EUR	2,710,000	Barclays Bank PLC	1/17/17	(38,352)
USD	10,403	EUR	10,000	Citibank N.A.	1/17/17	(134)
USD	198,722	EUR	190,000	JPMorgan Chase Bank N.A.	1/17/17	(1,481)
USD	12,385,950	EUR	11,630,000	Standard Chartered Bank	1/17/17	131,476
USD	1,935,022	GBP	1,520,000	Barclays Bank PLC	1/17/17	60,793
USD	124,835	GBP	100,000	BNP Paribas S.A.	1/17/17	1,530
USD	819,686	GBP	660,000	Deutsche Bank AG	1/17/17	5,876
JPY	269,686,582	USD	2,377,541	Morgan Stanley & Co. International PLC	1/19/17	(67,302)
USD	534,578	HKD	4,145,000	UBS AG	1/19/17	(15)
USD	2,571,788	JPY	291,432,500	Goldman Sachs International	1/19/17	75,266
USD	1,191,964	JPY	134,843,291	Royal Bank of Scotland PLC	1/19/17	36,844
USD	456,383	JPY	51,600,000	Goldman Sachs International	3/15/17	13,216
Total						$222,350

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
iShares Russell 2000 Index ETF	Put	1/20/17	USD	132.00	1,400	$179,200

BLACKROCK FUNDS II	DECEMBER 31, 2016	19

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Value
10-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	Put	2.65%	Pay	3-month LIBOR	4/26/17	USD 35,000	$305,200

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
iShares Russell 2000 Index ETF	Put	1/20/17	USD	119.00	1,400	$(11,900)

Centrally Cleared Credit Default Swaps - Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
CDX.NA.HY Series 27 Version 1	5.00%	12/20/21	B+	USD 3,370	$34,636

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps - Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Received	Unrealized Depreciation
Kingdom of Thailand	1.00%	Barclays Bank PLC	6/20/21	USD	500	$ (6,388)	$ (611)	$ (5,777)
Kingdom of Thailand	1.00%	Citibank N.A.	6/20/21	USD	140	(1,789)	(224)	(1,565)
Kingdom of Thailand	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	180	(2,301)	(135)	(2,166)
Kingdom of Thailand	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	180	(2,300)	(58)	(2,242)
Total						$(12,778)	$(1,028)	$(11,750)

OTC Credit Default Swaps - Sell Protection

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Fiat Chrysler Automobiles NV	5.00%	Citibank N.A.	12/20/21	BB	EUR	10	$ 630	$ 716	$ (86)
Peugeot SA	5.00%	BNP Paribas S.A.	12/20/21	Not Rated	EUR	10	1,564	1,465	99
Republic of Indonesia	1.00%	Citibank N.A.	12/20/21	BB+	USD	89	(2,334)	(3,957)	1,623
UniCredit SpA	1.00%	Barclays Bank PLC	12/20/21	BBB-	EUR	10	(372)	(580)	208
UniCredit SpA	1.00%	BNP Paribas S.A.	12/20/21	BBB-	EUR	5	(193)	(240)	47
Total							$ (705)	$(2,596)	$1,891

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, vola- tilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

20	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$19,600,301	$18,373,560	$37,973,861
Common Stocks[1]	$210,630	—	11,651	222,281
Corporate Bonds	—	147,146,240	—	147,146,240
Floating Rate Loan Interests	—	116,228,088	6,573,697	122,801,785
Foreign Agency Obligations	—	1,121,131	—	1,121,131
Foreign Government Obligations	—	1,470,686	—	1,470,686
Investment Companies	9,347,400	4,609	—	9,352,009
Non-Agency Mortgage-Backed Securities	—	10,947,618	1,635,161	12,582,779
Preferred Securities	—	26,007,946	—	26,007,946
Short-Term Securities	8,007,553	—	—	8,007,553
Options Purchased:
Equity contracts	179,200	—	—	179,200
Interest rate contracts	—	305,200	—	305,200
Unfunded Floating Rate Loan Interests[2]	—	944	—	944
Liabilities:
Investments:
Investments Sold Short.	—	(1,251,166)	—	(1,251,166)

Subtotal	$17,744,783	$321,581,597	$26,594,069	$365,920,449

Investments Valued at NAV[3]:				44,949

Total Investments				$365,965,398

Derivative Financial Instruments[4]
Assets:
Credit contracts	—	$36,613	—	$36,613
Foreign currency exchange contracts	—	329,634	—	329,634
Interest rate contracts	$74,378	—	—	74,378
Liabilities:
Credit contracts	—	(11,836)	—	(11,836)
Equity contracts	(11,900)	—	—	(11,900)
Foreign currency exchange contracts	—	(107,284)	—	(107,284)
Interest rate contracts	(141,559)	—	—	(141,559)

Total	$(79,081)	$247,127	—	$168,046

[1]	See above Schedule of Investments for values in each industry.

[2]	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

[3]

As of December 31, 2016, certain of the Fund’s investments were valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[4]

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2016, there were no transfers between Level 1 and Level 2.

BLACKROCK FUNDS II	DECEMBER 31, 2016	21

Schedule of Investments (concluded)	BlackRock Credit Strategies Income Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of September 30, 2016	$13,769,950	$12,501	$7,049,593	$ 1,827,355	$22,659,399
Transfers into Level 3[1]	5,955,455	—	3,064,094	—	9,019,549
Transfers out of Level 3[2]	(4,823,150)	—	(3,536,549)	—	(8,359,699)
Accrued discounts/premiums	2,291	—	1,486	2,351	6,128
Net realized gain (loss)	—	—	(8,991)	285	(8,706)
Net change in unrealized appreciation (depreciation)[3]	(20,886)	(850)	160,860	(52,597)	86,527
Purchases	3,489,900	—	2,106,096	—	5,595,996
Sales.	—	—	(2,262,892)	(142,233)	(2,405,125)

Closing Balance, as of December 31, 2016	$18,373,560	$11,651	$6,573,697	$ 1,635,161	$26,594,069

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2016[3]	$(20,886)	$(850)	$154,417	$ (52,597)	$80,084

[1]

As of September 30, 2016, the Fund used observable inputs in determining the value of certain investments. As of December 31, 2016, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

As of September 30, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2016, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

22	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments December 31, 2016 (Unaudited)	BlackRock GNMA Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 8.1%
Fannie Mae, Series 1996-48, Class Z, 7.00%, 11/25/26	USD	421	$462,670
Ginnie Mae:
Series 2002-45, Class PG, 6.00%, 3/17/32		719	740,487
Series 2009-122, Class PY, 6.00%, 12/20/39		1,285	1,431,160
Series 2009-31, Class PT, 4.01%, 5/20/39 (a)		482	499,945
Series 2011-71, Class GF, 0.91%, 8/16/31 (a)		8,045	8,050,209
Series 2014-107, Class WX, 6.81%, 7/20/39 (a)		2,368	2,768,430
Series 2015-103, Class B, 6.90%, 1/20/40 (a)		10,792	12,501,776
Series 2015-187, Class C, 5.25%, 3/20/41 (a)		16,707	18,669,688
Series 2015-55, Class A, 5.39%, 3/16/36 (a)		15,643	17,399,840

			62,524,205
Interest Only Collateralized Mortgage Obligations — 0.0%
Ginnie Mae:
Series 2015-103, Class CI, 4.00%, 7/20/45		1,105	135,336
Series 2015-152, Class PI, 4.00%, 10/20/45		390	49,607
Series 2015-176, Class IO, 4.00%, 11/20/45		84	11,511
Series 2015-191, Class TI, 4.00%, 1/20/45		156	23,152
Series 2016-58, Class PI, 4.00%, 10/20/45		630	79,811
Series 2016-82, Class IM, 4.00%, 2/01/46		191	21,060
Series 2016-82, Class WI, 4.00%, 2/20/46		255	32,152

			352,629
Interest Only Commercial Mortgage-Backed Securities — 1.7%
Freddie Mac:
Series K049, Class X1, 0.61%, 7/25/25 (a)		28,817	1,206,462
Series K721, Class X1, 0.34%, 8/25/22 (a)		74,461	1,223,415
Series KC01, Class X1, 0.71%, 12/25/22 (a)		10,974	314,157
Ginnie Mae:
Series 2016-110, Class IO, 1.05%, 5/16/58 (a)		5,215	421,696
Series 2016-113, Class IO, 1.19%, 2/16/58 (a)		21,911	2,009,983
Series 2016-137, Class IO, 0.95%, 10/16/56 (a)		8,277	659,286
Series 2016-140, Class IO, 0.94%, 5/16/58 (a)		8,170	639,311
Series 2016-143, Class IO, 1.01%, 10/16/56 (a)		7,881	662,022
Series 2016-152, Class IO, 0.99%, 8/15/58 (a)		14,826	1,218,652
Series 2016-158, Class IO, 0.93%, 6/16/58 (a)		38,962	3,044,273
Series 2016-176, Class IO, 1.01%, 8/16/58 (a)		16,600	1,420,799

			12,820,056

U.S. Government Sponsored Agency Securities		Par (000)		Value
Mortgage-Backed Securities — 146.2%
Fannie Mae Mortgage-Backed Securities:
3.00%, 7/01/35-1/01/47 (b)	USD	123,521		$123,627,865
3.28%, 2/01/41		12		12,479
3.40%, 4/01/41		178		180,720
3.50%, 1/01/32-1/01/47 (b)(c)		120,084		123,392,267
4.00%, 7/01/43-1/01/47 (b)		24,849		26,167,639
4.45%, 3/01/36-6/01/36		1,045		1,099,065
4.94%, 1/01/35-5/01/35		565		590,258
5.00%, 1/01/21-4/01/36		3,332		3,640,429
5.18%, 7/01/34		82		85,623
5.20%, 8/01/34-9/01/34		314		325,887
5.25%, 7/01/37-9/01/37		2,155		2,342,175
5.50%, 12/01/32-4/01/35		275		306,168
5.54%, 1/01/35		83		87,219
5.75%, 4/01/37-8/01/37		1,178		1,262,232
5.80%, 7/01/34		54		55,934
5.94%, 9/01/34		87		91,147
6.50%, 9/01/28-8/01/35		3,841		4,411,528
8.50%, 1/20/18		22		22,200
Freddie Mac Mortgage-Backed Securities:
2.76%, 10/01/45 (a)		1,816		1,850,856
3.00%, 6/01/35-1/01/47 (b)		2,578		2,607,775
3.50%, 9/01/20-5/01/46		3,860		3,964,631
4.00%, 4/01/19-5/01/26		699		724,756
5.00%, 5/01/35-12/01/38		187		204,532
7.50%, 2/01/27-3/01/27		3		2,619
9.00%, 12/01/19		— (d	)	40
Ginnie Mae Mortgage-Backed Securities:
2.50%, 1/15/47 (b)		9,380		9,102,185
3.00%, 5/15/42-1/15/47 (b)		97,041		98,258,542
3.50%, 4/15/41-1/15/47 (b)		394,193		410,040,123
4.00%, 7/15/42-1/15/47 (b)		80,032		85,061,114
4.50%, 12/15/34-9/20/44		77,592		83,771,507
5.00%, 9/15/28-4/20/42		60,366		66,698,104
5.30%, 12/15/36-4/15/37		600		664,265
5.50%, 3/15/32-12/15/34		14,385		16,239,950
5.64%, 2/15/37-6/15/37		3,417		3,864,173
5.80%, 11/15/36-3/15/37		3,322		3,760,815
6.00%, 3/20/28-1/15/39		19,815		22,533,455
6.50%, 1/15/17-10/15/45		18,410		20,951,664
7.00%, 3/20/24-5/20/27		47		52,162
7.50%, 4/20/23-10/20/25		4		4,789
8.00%, 3/15/17-5/15/30		126		134,186
8.50%, 4/15/17-2/15/25		36		37,126
9.00%, 10/15/19-10/15/21		27		28,012
9.50%, 7/15/17-9/15/22		40		41,218

				1,118,299,434
Total U.S. Government Sponsored Agency Securities — 156.0%				1,193,996,324

U.S. Treasury Obligations		Par (000)		Value
U.S. Treasury Notes:
1.13%, 9/30/21		17,670		17,043,952
1.50%, 8/15/26		550		505,850
Total U.S. Treasury Obligations — 2.3%				17,549,802
Total Long-Term Investments (Cost — $1,212,734,152) — 158.3%				1,211,546,126

BLACKROCK FUNDS II	DECEMBER 31, 2016	1

Schedule of Investments (continued)	BlackRock GNMA Portfolio

Short-Term Securities	Shares	Value
Other Mutual Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.36% (e)(f)	1,461,892	$ 1,461,892
Total Short-Term Securities (Cost — $1,461,892) — 0.2%		1,461,892
Total Investments Before TBA Sale Commitments (Cost — $1,214,196,044*) — 158.5%		1,213,008,018

TBA Sale Commitments (b)	Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
3.00%, 1/01/47	USD 123,234	(122,422,028)
3.50%, 1/01/47	110,871	(113,634,116)

TBA Sale Commitments (b)	Par (000)	Value
Ginnie Mae Mortgage-Backed Securities:
3.00%, 1/15/47	USD 11,500	$(11,643,974)
3.50%, 1/15/47	7,300	(7,588,435)
4.50%, 1/15/47	400	(426,922)
Total TBA Sale Commitments (Proceeds — $254,972,247) — (33.4)%		(255,715,475)

Options Written		Value
(Premiums Received — $40,514) — (0.0)%		(20,375)
Total Investments Net of TBA Sale Commitments — 125.1%		$957,272,168
Liabilities in Excess of Other Assets — (25.1)%		(192,292,038)

Net Assets — 100.0%		$764,980,130

Notes to Schedule of Investments

*	As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,214,573,699

Gross unrealized appreciation	$7,652,049
Gross unrealized depreciation	(9,217,730)

Net unrealized depreciation	$(1,565,681)

(a)	Variable rate security. Rate as of period end.

(b)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$18,310,644	$ 158,986
BNP Paribas Securities Corp.	$8,126,168	$ 16,605
Citigroup Global Markets, Inc.	$30,184,039	$ (21,263)
Credit Suisse Securities (USA) LLC	$1,941,952	$ 239,445
Daiwa Capital Markets America, Inc.	$16,945,422	$ (28,797)
Goldman Sachs & Co.	$(107,501,697)	$ 231,550
J.P. Morgan Securities LLC	$151,123,771	$(130,818)
Jefferies LLC	$35,447,349	$ 47,287
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$33,358,729	$ (35,346)
Morgan Stanley & Co. LLC	$11,850,433	$ 59,496
RBC Capital Markets, LLC	$(7,947,310)	$ (2,310)
Wells Fargo Securities, LLC	$(7,492,644)	$ (61,320)

(c)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(d)	Amount is less than $500.

(e)	During the period ended December 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at December 31, 2016	Value at December 31, 2016	Income	Realized Gain
BlackRock Liquidity Funds, T-Fund, Institutional Class	16,296,656	(14,834,764)	1,461,892	$1,461,892	$10,644	$43

(f)	Current yield as of period end.

2	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock GNMA Portfolio

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Deutsche Bank Securities, Inc.	0.95%	12/12/16	1/18/17	$8,763,000	$8,767,856	U.S. Treasury Obligations	31-90 Days

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(13)	Euro Dollar	March 2017	USD	3,216,200	$ (25,655)
39	U.S. Treasury Bonds (30 Year)	March 2017	USD	5,875,594	(10,910)
(330)	U.S. Treasury Notes (10 Year)	March 2017	USD	41,012,813	(296,693)
(9)	U.S. Treasury Notes (2 Year)	March 2017	USD	1,950,188	1,978
(617)	U.S. Treasury Notes (5 Year)	March 2017	USD	72,598,727	167,075
(15)	Euro Dollar	June 2017	USD	3,704,813	(29,875)
(27)	Euro Dollar	September 2017	USD	6,658,538	(29,137)
8	Euro Dollar	March 2018	USD	1,967,200	9,085
Total					$(214,132)

Exchanged-Traded Options Written

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
U.S. Treasury Notes (10 Year) (Future)	Put	USD	122.00	1/27/17	163	$(20,375)

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
1.77%[1]	3-month LIBOR	12/12/26	USD	16,700	$(715,591)

[1]	Fund pays the floating rate and receives the fixed rate.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

BLACKROCK FUNDS II	DECEMBER 31, 2016	3

Schedule of Investments (concluded)	BlackRock GNMA Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
U.S. Government Sponsored Agency Securities	—	$1,193,975,264	$21,060	$1,193,996,324
U.S. Treasury Obligations	—	17,549,802	—	17,549,802
Short-Term Securities	$1,461,892	—	—	1,461,892
Liabilities:
Investments:
TBA Sale Commitments	—	(255,715,475)	—	(255,715,475)

Total	$1,461,892	$955,809,591	$21,060	$957,292,543

Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$178,138	—	—	$178,138
Liabilities:
Interest rate contracts	(412,645)	$(715,591)	—	(1,128,236)

Total	$(234,507)	$(715,591)	—	$(950,098)

[1]

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $8,767,856 are categorized as Level 2 within the disclosure hierarchy.

During the period ended December 31, 2016, there were no transfers between levels.

4	BLACKROCK FUNDS II	DECEMBER 31, 2016

Consolidated Schedule of Investments December 31, 2016 (Unaudited)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACAS CLO Ltd.:
Series 2014-1A, Class C, 3.78%, 7/18/26 (a)(b)	USD	750	$751,910
Series 2015-1A, Class D, 4.53%, 4/18/27 (a)(b)		2,750	2,633,645
Adagio V CLO DAC, Series V-X, Class E, 6.70%, 10/15/29 (b)	EUR	820	843,755
AIMCO CLO, Series 2015-AA, Class E, 8.70%, 1/15/28 (a)(b)	USD	1,000	1,001,025
ALM V Ltd., Series 2012-5A, Class DR, 6.88%, 10/18/27 (a)(b)		8,500	8,051,279
ALM VI Ltd.:
Series 2012-6A, Class CR, 4.63%, 7/15/26 (a)(b)		4,750	4,735,750
Series 2012-6A, Class DR, 6.53%, 7/15/26 (a)(b)		6,700	6,117,770
ALM VII Ltd.:
Series 2012-7A, Class BR, 2.98%, 10/15/28 (a)(b)		7,000	7,000,000
Series 2012-7A, Class CR, 4.70%, 10/15/28 (a)(b)		5,500	5,400,285
ALM VII R Ltd., Series 2013-7RA, Class BR, 3.43%, 10/15/28 (a)(b)		1,000	1,000,000
ALM VII R-2 Ltd.:
Series 2013-7R2A, Class BR, 3.64%, 10/15/27 (a)(b)		1,000	999,900
Series 2013-7R2A, Class CR, 4.99%, 10/15/27 (a)(b)		1,000	989,100
ALM VIII Ltd., Series 2013-8A, Class CR, 4.80%, 10/15/28 (a)(b)		2,750	2,686,475
ALM X Ltd., Series 2013-10A, Class B, 3.48%, 1/15/25 (a)(b)		500	500,020
ALM XI Ltd., Series 2014-11A, Class C, 4.38%, 10/17/26 (a)(b)		1,250	1,226,201
ALM XII Ltd.:
Series 2015-12A, Class C1, 4.63%, 4/16/27 (a)(b)		3,500	3,430,969
Series 2015-12A, Class D, 6.38%, 4/16/27 (a)(b)		1,000	927,130
ALM XIV Ltd., Series 2014-14A, Class C, 4.34%, 7/28/26 (a)(b)		2,650	2,600,400
ALM XVI Ltd./ALM XVI LLC:
Series 2015-16A, Class C1, 4.38%, 7/15/27 (a)(b)		6,000	5,824,794
Series 2015-16A, Class D, 6.23%, 7/15/27 (a)(b)		3,750	3,455,502
ALM XVIII Ltd., Series 2016-18A, Class D, 8.26%, 7/15/27 (a)(b)		1,000	1,000,000
AMMC CLO 15 Ltd., Series 2014-15A, Class D, 5.15%, 12/09/26 (a)(b)		2,500	2,462,500
AMMC CLO 16 Ltd., Series 2015-16A, Class C, 3.98%, 4/14/27 (a)(b)		3,750	3,760,147
AMMC CLO 18 Ltd., Series 2016-18A, Class D, 5.94%, 5/26/28 (a)(b)		1,000	1,005,000
AMMC CLO 19 Ltd.:
Series 2016-19A, Class C, 3.68%, 10/15/28 (a)(b)		838	837,500
Series 2016-19A, Class D, 4.63%, 10/15/28 (a)(b)		1,000	966,500
AMMC CLO IX Ltd.:
Series 2011-9A, Class DR, 6.53%, 1/15/22 (a)(b)		2,000	1,999,134
Series 2011-9A, Class ER, 8.53%, 1/15/22 (a)(b)		3,500	3,513,765
Anchorage Capital CLO 6 Ltd.:
Series 2015-6A, Class C, 3.73%, 4/15/27 (a)(b)		2,300	2,292,456

Asset-Backed Securities		Par (000)	Value
Series 2015-6A, Class D, 4.28%, 4/15/27 (a)(b)	USD	3,250	$3,122,511
Series 2015-6A, Class E1, 5.78%, 4/15/27 (a)(b)		3,250	2,844,357
Anchorage Capital CLO 7 Ltd.:
Series 2015-7A, Class C, 3.93%, 10/15/27 (a)(b)		3,625	3,624,815
Series 2015-7A, Class D, 4.53%, 10/15/27 (a)(b)		3,000	2,912,509
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class D, 4.92%, 7/28/28 (a)(b)		1,500	1,503,750
Anchorage Capital CLO 9 Ltd.:
Series 2016-9A, Class D, 4.95%, 1/15/29 (a)(b)		1,000	967,700
Series 2016-9A, Class E, 8.20%, 1/15/29 (a)(b)		1,000	943,200
Anchorage Capital CLO Ltd.:
Series 2012-1A, Class DR, 8.12%, 1/13/27 (a)(b)		1,000	994,686
Series 2014-3A, Class C, 4.39%, 4/28/26 (a)(b)		1,000	999,901
Apidos CLO, Series 2015-20A, Class BR, 3.51%, 12/16/27 (a)		1,000	1,000,000
Apidos CLO IX, Series 2012-9AR, Class ER, 6.98%, 7/15/23 (a)(b)		1,500	1,493,978
Apidos CLO XII, Series 2013-12A, Class D, 3.93%, 4/15/25 (a)(b)		1,000	955,437
Apidos CLO XVI, Series 2013-16A, Class C, 4.13%, 1/19/25 (a)(b)		3,500	3,389,402
Apidos CLO XVIII, Series 2014-18A, Class C, 4.53%, 7/22/26 (a)(b)		1,850	1,825,030
Apidos CLO XXI, Series 2015-21A, Class C, 4.43%, 7/18/27 (a)(b)		1,000	948,391
Arbour CLO IV DAC, Series 4X, Class E, 5.60%, 1/15/30 (b)	EUR	917	894,773
ARES CLO Ltd.:
Series 2012-2A, Class CR, 3.57%, 10/12/23 (a)(b)	USD	1,750	1,746,168
Series 2012-2A, Class DR, 4.57%, 10/12/23 (a)(b)		1,500	1,497,000
Series 2015-4A, Class C, 5.13%, 10/15/26 (a)(b)		2,850	2,849,778
Series 2015-4A, Class D2, 7.90%, 10/15/26 (a)(b)		1,000	1,001,053
ARES XLI CLO Ltd., Series 2016-41A, Class D, 5.09%, 1/15/29 (a)(b)		450	443,385
ARES XXIII CLO Ltd., Series 2012-1A, Class E, 6.48%, 4/19/23 (a)(b)		1,200	1,175,312
ARES XXV CLO Ltd., Series 2012-3A, Class CR, 3.38%, 1/17/24 (a)(b)		4,000	4,000,000
ARES XXXII CLO Ltd., Series 2014-32A, Class B, 4.16%, 11/15/25 (a)(b)		2,000	1,999,734
ARES XXXIII CLO Ltd.:
Series 2015-1A, Class B2R, 3.76%, 12/05/25 (a)(b)		1,000	1,000,000
Series 2015-1A, Class CR, 5.16%, 12/05/25 (a)(b)		4,750	4,750,000
Series 2015-1A, Class D, 7.17%, 12/05/25 (a)(b)		1,000	946,498
ARES XXXIX CLO Ltd., Series 2016-39A, Class E, 8.13%, 7/18/28 (a)(b)		2,500	2,451,250
ARES XXXVII CLO Ltd., Series 2015-4A, Class D1, 7.68%, 10/15/26 (a)(b)		3,000	2,965,581
Arrowpoint CLO Ltd., Series 2013-1A, Class CR, 5.51%, 11/15/28 (a)(b)		800	786,000
Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class DR, 4.79%, 1/30/24 (a)(b)		2,000	1,991,662

BLACKROCK FUNDS II	DECEMBER 31, 2016	1

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Asset-Backed Securities		Par (000)	Value
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A3L, 3.61%, 2/17/26 (a)(b)	USD	1,900	$1,882,178
Atlas Senior Loan Fund Ltd.:
Series 2012-1A, Class A3LR, 3.41%, 8/15/24 (a)(b)		1,250	1,246,034
Series 2012-1A, Class B1LR, 4.81%, 8/15/24 (a)(b)		1,500	1,500,208
Series 2012-1A, Class B2L, 7.16%, 8/15/24 (a)(b)		3,250	3,249,748
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class D, 4.58%, 10/15/26 (a)(b)		1,000	972,821
Atlas Senior Loan Fund VII Ltd., Series 2016-7A, Class D, 4.78%, 11/30/28 (a)(b)		1,250	1,200,875
Atrium CDO Corp., Series 8I, Class SUB, 0.00%, 10/23/22 (c)		11,500	7,903,274
Atrium IX, Series 9A, Class D, 4.44%, 2/28/24 (a)(b)		1,000	990,566
Atrium VIII:
Series 8A, Class DR, 4.86%, 10/23/24 (a)(b)		1,450	1,450,725
Series 8A, Class ER, 8.11%, 10/23/24 (a)(b)		4,250	4,249,575
Atrium X, Series 10A, Class D, 4.38%, 7/16/25 (a)(b)		2,000	1,980,406
Atrium XII:
Series 12A, Class C, 3.93%, 10/22/26 (a)(b)		1,250	1,253,777
Series 12A, Class D, 4.78%, 10/22/26 (a)(b)		4,500	4,504,500
Avoca CLO XVII DAC, Series 17X, Class E, 5.95%, 1/15/30 (b)	EUR	1,279	1,252,100
Babson CLO Ltd., Series 2016-1A, Class E, 7.43%, 4/23/27 (a)(b)	USD	1,100	1,039,500
Ballyrock CLO Ltd., Series 2016-1A, Class C, 3.52%, 10/15/28 (a)(b)		2,750	2,750,000
Battalion CLO VIII Ltd.:
Series 2015-8A, Class C, 4.78%, 4/18/27 (a)(b)		1,250	1,215,601
Series 2015-8A, Class D, 6.33%, 4/18/27 (a)(b)		1,650	1,408,638
Benefit Street Partners CLO VI Ltd.:
Series 2015-VIA, Class C, 4.58%, 4/18/27 (a)(b)		3,250	3,201,844
Series 2015-VIA, Class D, 6.43%, 4/18/27 (a)(b)		3,500	3,150,000
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class C, 4.78%, 1/20/28 (a)(b)		3,500	3,438,153
Betony CLO Ltd.:
Series 2015-1A, Class CR, 3.76%, 4/15/27 (a)(b)		1,000	1,000,000
Series 2015-1A, Class D, 4.48%, 4/15/27 (a)(b)		3,000	2,847,764
Birchwood Park CLO Ltd., Series 2014-1A, Class D1, 4.33%, 7/15/26 (a)(b)		1,000	954,175
BlueMountain CLO Ltd.:
Series 2012-1A, Class D, 5.23%, 7/20/23 (a)(b)		3,850	3,849,717
Series 2012-2A, Class CR, 3.48%, 11/20/28 (a)(b)		1,500	1,500,000
Series 2012-2A, Class DR, 5.03%, 11/20/28 (a)(b)		1,000	1,000,000
Series 2012-2A, Class ER, 8.03%, 11/20/28 (a)(b)		1,000	977,800
Series 2013-4A, Class D, 4.58%, 4/15/25 (a)(b)		1,000	994,920
Series 2015-1A, Class C, 4.63%, 4/13/27 (a)(b)		1,250	1,228,764
Series 2015-1A, Class D, 6.33%, 4/13/27 (a)(b)		1,500	1,438,249

Asset-Backed Securities		Par (000)	Value
Series 2015-2A, Class E, 6.23%, 7/18/27 (a)(b)	USD	1,500	$1,367,605
Series 2015-4A, Class D2, 4.93%, 1/20/27 (a)(b)		1,500	1,504,514
Series 2015-4A, Class E, 7.38%, 1/20/27 (a)(b)		1,250	1,213,733
Series 2016-3A, Class E, 7.70%, 11/15/17 (a)(b)		1,000	957,730
BlueMountain EUR CLO, Series 2016-1X, Class E, 6.60%, 4/25/30 (b)	EUR	1,650	1,699,536
Bristol Park CLO Ltd., Series 2016-1A, Class E, 8.13%, 4/15/29 (a)(b)	USD	1,000	966,000
Burnham Park CLO Ltd.:
Series 2016-1A, Class D, 4.71%, 10/20/29 (a)(b)		1,250	1,236,063
Series 2016-1A, Class E, 7.71%, 10/20/29 (a)(b)		1,000	957,750
Cadogan Square CLO VII BV, Series 7X, Class E, 6.00%, 5/25/29 (b)	EUR	2,800	2,806,543
Canyon Capital CLO Ltd.:
Series 2016-1A, Class E, 8.38%, 4/15/28 (a)(b)	USD	1,000	989,300
Series 2016-2A, Class E, 7.60%, 10/15/28 (a)(b)		1,000	944,616
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-2A, Class C1R, 3.78%, 7/20/23 (a)(b)		500	503,114
Series 2012-2AR, Class ER, 6.98%, 7/20/23 (a)(b)		260	259,970
Series 2012-3A, Class A1R, 2.33%, 10/14/28 (a)(b)		6,500	6,496,815
Series 2012-3A, Class BR, 3.38%, 10/14/28 (a)(b)		3,000	2,965,350
Series 2012-4A, Class C1R, 3.48%, 1/20/29 (a)(b)		3,650	3,650,000
Series 2012-4A, Class DR, 4.98%, 10/14/28 (a)(b)		1,000	1,000,000
Series 2013-1A, Class C, 4.90%, 2/14/25 (a)(b)		2,000	2,000,043
Series 2013-2A, Class D, 4.63%, 4/18/25-4/20/27 (a)(b)		5,750	5,680,630
Series 2013-3A, Class B, 3.53%, 7/15/25 (a)(b)		750	748,463
Series 2013-3A, Class C, 4.28%, 7/15/25 (a)(b)		1,000	978,472
Series 2014-1A, Class CR, 3.88%, 4/17/25 (a)(b)		1,500	1,500,000
Series 2014-4A, Class C, 4.03%, 10/15/26-4/20/27 (a)(b)		2,495	2,506,138
Series 2014-5A, Class C, 5.03%, 10/16/25 (a)(b)		2,750	2,750,995
Series 2015-1A, Class E1, 6.18%, 4/20/27 (a)(b)		2,750	2,504,898
Series 2015-2A, Class C, 4.64%, 4/27/27 (a)(b)		1,250	1,225,593
Series 2015-2A, Class D, 6.19%, 4/27/27 (a)(b)		1,500	1,354,350
Series 2015-4A, Class SBB1, 9.38%, 10/20/27 (a)(b)		3,745	3,764,588
Series 2016-1A, Class C, 5.78%, 4/20/27 (a)(b)		2,000	2,004,551
Series 2016-1A, Class D, 8.48%, 4/20/27 (a)(b)		2,000	2,007,400
Series 2016-3A, Class C, 4.79%, 10/20/29 (a)(b)		1,000	999,840
Carlyle Global Market Strategies Euro CLO:
Series 2015-2X, Class D, 5.50%, 9/21/29 (b)	EUR	1,000	984,968
Series 2015-3X, Class D, 5.55%, 1/15/29 (b)		2,200	2,166,003

2	BLACKROCK FUNDS II	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Asset-Backed Securities		Par (000)	Value
Cedar Funding III CLO Ltd., Series 2014-3A, Class D, 4.46%, 5/20/26 (a)(b)	USD	3,695	$3,585,965
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1, 2.24%, 7/17/28 (a)(b)		3,000	3,011,250
CFIP CLO Ltd., Series 2013-1A, Class D, 4.63%, 4/20/24 (a)(b)		2,000	1,968,435
CIFC Funding Ltd.:
Series 2012-1A, Class B1R, 5.05%, 8/14/24 (a)(b)		2,250	2,250,005
Series 2012-3A, Class A3R, 3.58%, 1/29/25 (a)(b)		2,250	2,250,000
Series 2012-3A, Class B1R, 4.88%, 1/29/25 (a)(b)		2,000	2,000,000
Series 2014-2A, Class A3L, 3.78%, 5/24/26 (a)(b)		2,545	2,546,276
Series 2014-3A, Class C1, 3.68%, 7/22/26 (a)(b)		3,000	2,992,141
Series 2014-5A, Class A1R, 2.26%, 1/17/27 (a)(b)		4,750	4,750,000
Series 2014-5A, Class CR, 3.56%, 1/17/27 (a)(b)		1,000	1,000,000
Series 2015-1A, Class D, 4.88%, 1/22/27 (a)(b)		2,300	2,264,636
Series 2015-2A, Class D, 4.53%, 4/15/27 (a)(b)		1,750	1,680,854
Series 2015-4A, Class C1, 4.68%, 10/20/27 (a)(b)		1,750	1,708,333
Cole Park CLO Ltd., Series 2015-1A, Class E, 6.98%, 10/20/28 (a)(b)		1,000	941,907
Dryden 25 Senior Loan Fund, Series 2012-25A, Class CR, 3.25%, 1/15/25 (a)(b)		1,250	1,250,000
Dryden 34 Senior Loan Fund:
Series 2014-34A, Class C, 3.68%, 10/15/26 (a)(b)		1,600	1,599,920
Series 2014-34A, Class D, 4.48%, 10/15/26 (a)(b)		1,150	1,121,250
Dryden 36 Senior Loan Fund:
Series 2014-36A, Class CR, 3.94%, 1/15/28 (a)(b)		1,000	999,000
Series 2014-36A, Class DR, 4.64%, 1/15/28 (a)(b)		1,000	984,500
Dryden 43 Senior Loan Fund, Series 2016-43A, Class E, 7.90%, 7/20/29 (a)(b)		1,000	990,000
Euro-Galaxy IV CLO BV, Series 2015-4X, Class E, 4.50%, 7/30/28 (b)	EUR	2,500	2,368,471
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, 6.30%, 11/10/30 (b)		700	711,436
Flatiron CLO Ltd.:
Series 2011-1A, Class D, 4.48%, 1/15/23 (a)(b)	USD	1,000	999,979
Series 12-1AR, Class CR, 5.35%, 10/25/21 (a)(b)		1,650	1,650,000
Fraser Sullivan CLO VII Ltd.:
Series 2012-7A, Class CR, 4.33%, 4/20/23 (a)(b)		3,800	3,801,160
Series 2012-7A, Class DR, 6.13%, 4/20/23 (a)(b)		1,000	982,265
Series 2012-7A, Class ER, 5.38%, 4/20/23 (a)(b)		2,570	2,261,039
Series 2012-7A, Class SUBR, 0.00%, 4/20/23 (a)(c)		3,580	1,204,880
Galaxy XIV CLO Ltd., Series 2012-14A, Class DR, 5.38%, 11/15/26 (a)(b)		2,150	2,150,000
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 4.18%, 4/25/25 (a)(b)		1,500	1,471,716
GoldenTree Loan Opportunities VIII Ltd., Series 2014-8A, Class D, 4.50%, 4/19/26 (a)(b)		1,500	1,476,900

Asset-Backed Securities		Par (000)	Value
GoldenTree Loan Opportunities XI Ltd., Series 2015-11A, Class D, 4.58%, 4/18/27 (a)(b)	USD	3,750	$3,666,410
Greywolf CLO V Ltd., Series 2015-1A, Class C, 4.68%, 4/25/27 (a)(b)		2,000	1,948,632
Harvest CLO XVI DAC, Series 16X, Class E, 6.40%, 10/15/29 (b)	EUR	1,125	1,141,011
Highbridge Loan Management Ltd.:
Series 2015-6A, Class D, 4.53%, 5/05/27 (a)(b)	USD	2,500	2,345,675
Series 2015-6A, Class E1, 6.33%, 5/05/27 (a)(b)		2,000	1,832,809
Series 2016-8A, Class D, 5.73%, 4/20/27 (a)(b)		1,500	1,499,882
Series 2016-8A, Class E, 8.78%, 4/20/27 (a)(b)		1,000	998,409
HPS Loan Management Ltd., Series 9A-2016, Class D2, 7.08%, 7/19/27 (a)(b)		1,000	943,300
Jamestown CLO IV Ltd., Series 2014-4A, Class SUB, 0.00%, 7/15/26 (a)(c)		2,000	818,772
LCM X LP, Series 10AR, Class ER, 6.38%, 4/15/22 (a)(b)		1,550	1,549,970
LCM XI LP, Series 11A, Class E, 6.03%, 4/19/22 (a)(b)		1,000	963,184
LCM XV LP, Series 15A, Class C, 4.03%, 8/25/24 (a)(b)		1,000	999,927
LCM XVIII LP:
Series 18A, Class D, 4.68%, 4/20/27 (a)(b)		3,250	3,188,373
Series 18A, Class INC, 0.00%, 4/20/27 (a)(b)		2,565	1,830,519
Madison Park Funding Ltd., Series 2012-9A, Class DR, 4.76%, 8/15/22 (a)(b)		6,000	6,000,176
Madison Park Funding VIII Ltd., Series 2012-8A, Class DR, 4.73%, 4/22/22 (a)(b)		3,500	3,499,328
Madison Park Funding X Ltd.:
Series 2012-10A, Class DR, 2.33%, 1/20/29 (a)(b)		5,000	5,000,000
Series 2012-10A, Class ER, 8.46%, 1/20/29 (a)(b)		2,000	1,959,600
Madison Park Funding XIII Ltd., Series 2014-13A, Class D, 4.23%, 1/19/25 (a)(b)		1,500	1,473,177
Madison Park Funding XIV Ltd., Series 2014-14A, Class D, 4.48%, 7/20/26 (a)(b)		4,221	4,175,737
Madison Park Funding XIX Ltd., Series 2015-19A, Class D, 7.33%, 1/22/28 (a)(b)		1,000	965,695
Madison Park Funding XV Ltd., Series 2014-15A, Class B1, 4.14%, 1/27/26 (a)(b)		1,000	1,000,126
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, 4.58%, 4/20/26 (a)(b)		1,500	1,478,446
Mill Creek CLO Ltd., Series 2016-1A, Class E, 8.63%, 4/20/28 (a)(b)		1,000	1,002,740
Neuberger Berman CLO XII Ltd., Series 2012-12A, Class ER, 7.13%, 7/25/23 (a)(b)		1,000	1,001,671
Neuberger Berman CLO XIII Ltd.:
Series 2012-13A, Class C, 3.73%, 1/23/24 (a)(b)		2,000	2,015,600
Series 2012-13A, Class D, 5.38%, 1/23/24 (a)(b)		1,000	999,988
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class D, 4.43%, 8/04/25 (a)(b)		1,500	1,440,960

BLACKROCK FUNDS II	DECEMBER 31, 2016	3

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Asset-Backed Securities		Par (000)	Value
Neuberger Berman CLO XVIII Ltd.:
Series 2014-18A, Class BR, 3.43%, 11/14/27 (a)(b)	USD	1,500	$1,500,000
Series 2014-18A, Class CR, 5.13%, 11/14/27 (a)(b)		3,250	3,250,000
Series 2014-18A, Class DR, 8.63%, 11/14/27 (a)(b)		1,000	984,400
Neuberger Berman CLO XX Ltd.:
Series 2015-20A, Class D, 4.83%, 1/15/28 (a)(b)		1,000	975,670
Series 2015-20A, Class E, 7.33%, 1/15/28 (a)(b)		3,875	3,718,131
Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class E, 7.88%, 4/20/27 (a)(b)		1,000	991,111
Neuberger Berman CLO XXII Ltd.:
Series 2016-22A, Class D, 5.21%, 10/17/27 (a)(b)		3,750	3,615,750
Series 2016-22A, Class E, 7.69%, 10/17/27 (a)(b)		2,000	1,865,000
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class D1, 5.08%, 1/23/27 (a)(b)		1,950	1,945,125
OCP CLO Ltd.:
Series 2012-2A, Class DR, 5.35%, 11/22/25 (a)(b)		1,000	998,250
Series 2013-3A, Class B, 3.63%, 1/17/25 (a)(b)		2,500	2,500,002
Series 2014-7A, Class A1A, 2.48%, 10/20/26 (a)(b)		1,000	999,967
Series 2016-12A, Class C, 5.04%, 10/18/28 (a)(b)		2,000	1,985,457
Octagon Investment Partners 26 Ltd.:
Series 2016-1A, Class D, 5.83%, 4/15/27 (a)(b)		1,000	1,001,171
Series 2016-1A, Class E, 8.73%, 4/15/27 (a)(b)		2,500	2,499,759
Octagon Investment Partners 27 Ltd., Series 2016-1A, Class E, 7.76%, 7/15/27 (a)(b)		1,500	1,480,800
Octagon Investment Partners XII Ltd.:
Series 2012-1AR, Class ER, 6.38%, 5/05/23 (a)(b)		1,150	1,126,790
Series 2012-1X, Class DR, 4.58%, 5/05/23 (b)		1,000	999,074
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A2R, 2.61%, 10/25/25 (a)(b)		3,500	3,504,375
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 4.55%, 11/14/26 (a)(b)		2,250	2,194,413
Octagon Investment Partners XXII Ltd.:
Series 2014-1A, Class C1, 4.13%, 11/25/25 (a)(b)		1,750	1,750,176
Series 2014-1A, Class D1, 4.78%, 11/25/25 (a)(b)		1,750	1,720,278
OHA Credit Partners XI Ltd., Series 2015-11A, Class E, 7.58%, 10/20/28 (a)(b)		2,250	2,154,947
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 4.32%, 7/18/25 (a)		1,500	1,479,372
OZLM Funding Ltd., Series 2012-1A, Class DR, 7.58%, 7/22/27 (a)(b)		3,500	3,369,257
OZLM IX Ltd., Series 2014-9A, Class C, 4.48%, 1/20/27 (a)(b)		2,000	1,949,934
OZLM XI Ltd.:
Series 2015-11A, Class B, 3.89%, 1/30/27 (a)(b)		3,000	2,999,711
Series 2015-11A, Class C1, 4.94%, 1/30/27 (a)(b)		5,750	5,669,782

Asset-Backed Securities		Par (000)	Value
OZLM XII Ltd.:
Series 2015-12A, Class B, 3.79%, 4/30/27 (a)(b)	USD	1,500	$1,499,861
Series 2015-12A, Class C, 4.59%, 4/30/27 (a)(b)		4,750	4,620,951
Series 2015-12A, Class D, 6.29%, 4/30/27 (a)(b)		2,000	1,786,939
OZLM XIII Ltd., Series 2015-13A, Class C, 5.39%, 7/30/27 (a)(b)		1,500	1,506,623
OZLM XIV Ltd., Series 2015-14A, Class C, 5.23%, 1/15/29 (a)(b)		3,000	3,007,395
OZLME BV, Series 1X, Class E, 6.45%, 1/18/30 (b)	EUR	990	974,702
Palmer Square CLO Ltd.:
Series 2014-1A, Class C, 4.73%, 10/17/22 (a)(b)	USD	1,825	1,825,000
Series 2014-1A, Class CR, 4.96%, 1/17/27 (a)(b)		1,825	1,825,000
Pinnacle Park CLO Ltd., Series 2014-1A, Class CR, 3.60%, 4/15/26 (a)(b)		1,000	1,000,000
Race Point IX CLO Ltd., Series 2015-9A, Class A1, 2.39%, 4/15/27 (a)(b)		1,000	1,001,255
Race Point VII CLO Ltd., Series 2012-7A, Class CR, 2.65%, 11/08/24 (a)(b)		4,000	4,000,000
Regatta IV Funding Ltd., Series 2014-1A, Class C, 3.83%, 7/25/26 (a)(b)		2,000	1,999,877
Seneca Park CLO Ltd., Series 2014-1A, Class SUB, 0.00%, 7/17/26 (a)(c)		2,500	1,348,994
Shackleton II CLO Ltd., Series 2012-2A, Class CR, 3.50%, 10/20/23 (a)(b)		2,250	2,249,865
Sound Point CLO III Ltd., Series 2013-2A, Class D, 4.78%, 7/15/25 (a)(b)		3,250	3,249,816
Sound Point CLO IV Ltd., Series 2013-3A, Class D, 4.38%, 1/21/26 (a)(b)		4,750	4,602,693
Sound Point CLO IX Ltd., Series 2015-2A, Class D, 4.43%, 7/20/27 (a)(b)		2,000	1,941,660
Sound Point CLO XII Ltd.:
Series 2016-2A, Class D, 5.13%, 10/20/28 (a)(b)		1,000	999,927
Series 2016-2A, Class E, 7.28%, 10/20/28 (a)(b)		1,000	965,006
Steele Creek CLO Ltd., Series 2014-1A, Class C, 4.11%, 8/21/26 (a)(b)		3,000	3,000,000
Stewart Park CLO Ltd., Series 2015-1A, Class E, 6.33%, 4/15/26 (a)(b)		5,000	4,604,524
Symphony CLO XI Ltd., Series 2013-11A, Class B1, 3.08%, 1/17/25 (a)(b)		1,000	1,000,400
Symphony CLO XVI Ltd., Series 2015-16A, Class E, 6.33%, 7/15/28 (a)(b)		1,000	921,232
Symphony CLO XVII Ltd., Series 2016-17A, Class D, 5.76%, 4/15/28 (a)(b)		750	756,750
Symphony CLO XVIII Ltd., Series 2016-18A, Class D, 4.95%, 1/23/28 (a)(b)		1,000	986,300
TICP CLO I Ltd.:
Series 2015-1A, Class C, 3.88%, 7/20/27 (a)(b)		1,500	1,482,916
Series 2015-1A, Class D, 4.43%, 7/20/27 (a)(b)		1,500	1,425,719
Treman Park CLO Ltd., Series 2015-1A, Class D, 4.74%, 4/20/27 (a)(b)		1,800	1,782,185
Venture XI CLO Ltd., Series 2012-11AR, Class DR, 4.85%, 11/14/22 (a)(b)		2,150	2,149,288
Venture XII CLO Ltd., Series 2012-12A, Class D, 4.59%, 2/28/24 (a)(b)		1,500	1,482,950
Venture XIII CLO Ltd., Series 2013-13A, Class D, 4.50%, 6/10/25 (a)(b)		2,000	1,989,720
Venture XVII CLO Ltd., Series 2014-17A, Class B1, 2.98%, 7/15/26 (a)(b)		1,000	999,987

4	BLACKROCK FUNDS II	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Asset-Backed Securities		Par (000)	Value
Venture XX CLO Ltd., Series 2015-20A, Class C, 4.03%, 4/15/27 (a)(b)	USD	2,250	$2,251,147
Venture XXI CLO Ltd., Series 2015-21A, Class D, 4.48%, 7/15/27 (a)(b)		2,780	2,662,664
Vibrant CLO II Ltd., Series 2013-2A, Class C, 4.48%, 7/24/24 (a)(b)		1,000	979,637
Vibrant CLO III Ltd., Series 2015-3A, Class BR, 3.86%, 4/20/26 (a)(b)		1,000	989,700
Voya CLO Ltd.:
Series 2012-2RA, Class DR, 4.83%, 10/15/22 (a)(b)		2,250	2,250,331
Series 2012-2RA, Class ER, 6.88%, 10/15/22 (a)(b)		3,125	3,112,375
Series 2013-2A, Class C, 4.38%, 4/25/25 (a)(b)		1,000	983,206
Series 2014-1A, Class C, 4.28%, 4/18/26 (a)(b)		1,000	953,059
Series 2014-4A, Class C, 4.88%, 10/14/26 (a)(b)		3,000	2,975,562
Series 2016-3A, Class C, 4.67%, 10/18/27 (a)(b)		2,000	1,962,000
Series 2016-3A, Class D, 7.67%, 10/18/27 (a)(b)		1,000	951,000
Series 2016-4A, Class E2, 7.81%, 7/20/29 (a)(b)		1,000	942,300
Westcott Park CLO Ltd.:
Series 2016-1A, Class D, 4.88%, 7/20/28 (a)(b)		1,250	1,256,250
Series 2016-1A, Class E, 8.08%, 7/20/28 (a)(b)		1,000	980,000
York CLO 1 Ltd., Series 2014-1A, Class D, 4.98%, 1/22/27 (a)(b)		2,500	2,467,255
York CLO 2 Ltd., Series 2015-1A, Class E, 7.13%, 10/22/27 (a)(b)		2,000	1,844,942
Ziggurat CLO I Ltd., Series 2014-1A, Class C, 3.98%, 10/17/26 (a)(b)		3,000	3,015,000
Total Asset-Backed Securities — 2.8%			531,869,356

Common Stocks		Shares	Value
Auto Components — 0.0%
Lear Corp.		1,538	203,585
Banks — 0.5%
Bank of America Corp.		1,005,920	22,230,832
Citigroup, Inc.		386,854	22,990,733
JPMorgan Chase & Co.		271,689	23,444,044
Wells Fargo & Co.		406,487	22,401,499

			91,067,108
Capital Markets — 0.2%
Freedom Pay, Inc. (d)		314,534	3
Goldman Sachs Group, Inc.		96,038	22,996,299
Morgan Stanley		531,139	22,440,623

			45,436,925
Chemicals — 0.0%
Advanced Emissions Solutions, Inc. (d)		310,220	2,866,433
Consumer Finance — 0.2%
Ally Financial, Inc. (d)		2,340,656	44,519,277
Diversified Financial Services — 0.1%
Adelphia Recovery Trust, Series ACC-1 INT		1,108,793	665
Adelphia Recovery Trust, Series Arahova INT		242,876	2,429
Adelphia Recovery Trust, Series Frontiervision INT		131,748	527
Concrete Investment I SCA (d)		165,000	18,584,602

Common Stocks	Shares	Value
Diversified Financial Services (continued)
Concrete Investment I SCA - Stapled (d)(e)	165,000	$2
Concrete Investment II SCA - Stapled (d)(e)	34,464	—

		18,588,225
Equity Real Estate Investment Trusts (REITs) — 0.0%
Ovation Acquisition I, LLC (Acquired 12/28/15, cost $98,247) (d)(f)	98,247	98,247
Hotels, Restaurants & Leisure — 0.2%
Amaya, Inc. (d)	2,258,029	31,970,455
Amaya, Inc. (d)	781,880	11,070,300

		43,040,755
Oil, Gas & Consumable Fuels — 0.1%
Laricina Energy Ltd. (d)(g)	376,471	3
Osum Oil Sands Corp. (d)(g)	1,600,000	4,004,022
Peninsula Energy Ltd. (d)(h)	13,944,024	5,635,130

		9,639,155
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp. (d)	1,381	9,128
Software — 0.1%
kCAD Holdings I Ltd. (d)	4,067,849,248	10,779,800
Transportation Infrastructure — 0.1%
Gener8 Maritime, Inc. (d)	4,104,897	18,389,939
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc. (d)	520,200	29,916,702
Total Common Stocks — 1.7%		314,555,279

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 1.8%
Arconic, Inc.:
6.15%, 8/15/20 (i)	USD	11,850	12,886,875
5.13%, 10/01/24 (i)		26,349	27,007,725
5.90%, 2/01/27 (i)		8,098	8,442,165
5.95%, 2/01/37 (i)		1,480	1,439,670
Bombardier, Inc.:
8.75%, 12/01/21 (a)		15,121	16,047,161
6.00%, 10/15/22 (a)		8,378	7,875,320
6.13%, 1/15/23 (a)		27,202	25,934,387
7.50%, 3/15/25 (a)		35,295	34,872,166
Engility Corp., 8.88%, 9/01/24 (a)		15,759	16,507,553
KLX, Inc., 5.88%, 12/01/22 (a)		25,141	25,895,230
Meccanica Holdings USA, Inc., 6.25%, 1/15/40 (a)		1,600	1,620,000
TransDigm, Inc.:
6.00%, 7/15/22		69,591	72,374,640
6.50%, 7/15/24		53,190	55,650,037
6.38%, 6/15/26 (a)		35,156	36,105,212

			342,658,141
Air Freight & Logistics — 0.3%
WFS Global Holding SAS, 9.50%, 7/15/22	EUR	1,960	2,121,276
XPO Logistics, Inc.:
5.75%, 6/15/21		3,941	4,398,236
6.50%, 6/15/22 (a)	USD	21,142	22,199,100
6.13%, 9/01/23 (a)		21,700	22,676,500

			51,395,112
Airlines — 0.5%
Air Medical Group Holdings, Inc., 6.38%, 5/15/23 (a)		11,775	11,304,000

BLACKROCK FUNDS II	DECEMBER 31, 2016	5

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Airlines (continued)
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (a)	USD	49,531	$49,593,167
National Air Cargo Group, Inc.:
11.88%, 5/15/18		1,566	1,565,708
11.88%, 5/15/18		1,501	1,500,717
Norwegian Air Shuttle ASA Pass-Through Trust, Series 2016-1, Class B, 7.50%, 11/10/23 (a)		13,205	13,271,025
Virgin Australia Trust, Series 2013-1C, 7.13%, 10/23/18 (a)		16,319	16,645,253

			93,879,870
Auto Components — 0.6%
Adient Global Holdings Ltd., 3.50%, 8/15/24	EUR	2,175	2,322,720
Dana Holding Corp., 5.38%, 9/15/21	USD	5,000	5,181,250
Faurecia, 3.63%, 6/15/23	EUR	3,357	3,669,808
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.88%, 3/15/19	USD	54,433	54,977,330
IHO Verwaltungs GmbH:
4.13%, 9/15/21 (a)(j)		12,074	12,194,740
4.50%, 9/15/23 (a)(j)		12,891	12,600,953
Samvardhana Motherson Automotive Systems Group BV, 4.13%, 7/15/21	EUR	1,215	1,312,714
Schaeffler Finance BV, 3.25%, 5/15/25		1,100	1,230,312
Schaeffler Verwaltung Zwei GmbH:
2.75% (2.75% Cash or 3.50% PIK), 9/15/21 (j)		5,000	5,414,851
3.25% (3.25% Cash or 4.00% PIK), 9/15/23 (j)		4,425	4,797,733
3.75% (3.75% Cash or 4.50% PIK), 9/15/26 (j)		2,825	2,971,963
UCI International, Inc., 8.63%, 2/15/19 (b)(d)(k)	USD	54,182	10,294,580

			116,968,954
Automobiles — 0.1%
Fiat Chrysler Automobiles NV, 3.75%, 3/29/24	EUR	900	982,536
Fiat Chrysler Finance Europe:
4.75%, 3/22/21		3,100	3,581,391
4.75%, 7/15/22		10,240	11,857,092
Jaguar Land Rover Automotive PLC, 3.88%, 3/01/23	USD	1,798	2,282,344

			18,703,363
Banks — 1.0%
Allied Irish Banks PLC, 4.13%, 11/26/25 (b)	EUR	8,593	9,159,064
Banco Espirito Santo SA:
2.63%, 5/08/17 (b)(d)(k)		10,400	3,010,590
4.75%, 1/15/18 (b)(d)(k)		12,300	3,560,601
4.00%, 1/21/19 (b)(d)(k)		12,000	3,473,757
Banco Popolare SC, 2.75%, 7/27/20		2,165	2,307,847
Bank of Ireland, 4.25%, 6/11/24 (b)		5,064	5,477,247
Bankia SA, 4.00%, 5/22/24 (b)		14,100	15,063,065
CIT Group, Inc.:
5.25%, 3/15/18	USD	18,230	18,890,837
5.50%, 2/15/19 (a)		18,829	19,864,595
5.00%, 8/01/23		34,287	35,401,327
6.00%, 4/01/36		21,122	20,382,730
Commerzbank AG:
7.75%, 3/16/21	EUR	1,200	1,509,492
4.00%, 3/23/26		2,374	2,565,551
HSH Nordbank AG:
0.49%, 2/14/17 (b)		5,272	5,472,340
0.53%, 2/14/17 (b)		1,344	1,402,373
Ibercaja Banco SA, 5.00%, 7/28/25 (b)		4,900	4,978,319
Intesa Sanpaolo SpA:
5.00%, 9/23/19		1,000	1,133,813

Corporate Bonds		Par (000)	Value
Banks (continued)
5.15%, 7/16/20	EUR	2,000	$2,313,034
6.63%, 9/13/23		1,735	2,160,727
2.86%, 4/23/25		958	1,000,915
3.93%, 9/15/26		2,469	2,672,413
UniCredit SpA:
6.95%, 10/31/22		3,550	4,289,282
5.75%, 10/28/25 (b)		8,970	9,974,472
4.38%, 1/03/27 (b)		4,400	4,648,258

			180,712,649
Biotechnology — 0.1%
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22	USD	11,695	12,104,325
Building Products — 1.1%
Builders FirstSource, Inc., 5.63%, 9/01/24 (a)		6,170	6,200,850
CPG Merger Sub LLC, 8.00%, 10/01/21 (a)		38,913	40,080,390
Masonite International Corp., 5.63%, 3/15/23 (a)		21,237	21,927,203
Pfleiderer GmbH, 7.88%, 8/01/19	EUR	4,220	4,630,104
Ply Gem Industries, Inc., 6.50%, 2/01/22	USD	40,584	41,902,980
Standard Industries, Inc.:
5.13%, 2/15/21 (a)		3,092	3,223,410
5.50%, 2/15/23 (a)		19,113	19,783,866
5.38%, 11/15/24 (a)		5,250	5,394,375
6.00%, 10/15/25 (a)(i)		32,455	34,158,887
USG Corp.:
8.25%, 1/15/18 (b)		3,814	4,038,073
5.50%, 3/01/25 (a)		22,422	23,038,605

			204,378,743
Capital Markets — 0.1%
CPUK Finance Ltd., 7.00%, 2/28/42	GBP	1,675	2,180,197
Deutsche Bank AG, 4.25%, 10/14/21 (a)	USD	5,050	5,069,473
E*TRADE Financial Corp.:
4.63%, 9/15/23 (i)		9,024	9,204,480
Series A, 0.00%, 8/31/19 (c)(l)		328	1,100,361
Lehman Brothers Holdings, Inc.:
5.38%, 10/17/12 (b)(d)(k)	EUR	4,550	353,231
0.00%, 1/16/14 (b)(d)(k)		14,545	1,129,175
0.00%, 2/05/14 (b)(d)(k)		22,800	1,800,038
Lincoln Finance Ltd., 6.88%, 4/15/21		900	1,028,201

			21,865,156
Chemicals — 1.5%
Axalta Coating Systems Dutch Holding B BV, 3.75%, 1/15/25	USD	1,800	1,904,251
Axalta Coating Systems LLC, 4.88%, 8/15/24 (a)		15,501	15,501,000
CF Industries, Inc.:
7.13%, 5/01/20		7,390	8,055,100
5.15%, 3/15/34		6,410	5,448,500
4.95%, 6/01/43		17,686	14,458,305
Chemours Co.:
6.63%, 5/15/23		11,915	11,795,850
7.00%, 5/15/25		4,569	4,500,465
Huntsman International LLC:
5.13%, 11/15/22 (i)		14,835	15,131,700
5.13%, 4/15/21	EUR	1,190	1,359,134
INEOS Finance PLC, 4.00%, 5/01/23		7,310	7,955,910
INOVYN Finance PLC, 6.25%, 5/15/21		1,300	1,450,872
Momentive Performance Materials, Inc.:
3.88%, 10/24/21	USD	54,965	51,667,100
Escrow, 0.00%, 10/15/20 (d)(k)		22,959	2
Monitchem HoldCo 3 SA, 5.25%, 6/15/21	EUR	1,647	1,784,865

6	BLACKROCK FUNDS II	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Chemicals (continued)
Platform Specialty Products Corp.:
10.38%, 5/01/21 (a)	USD	3,878	$4,294,885
6.50%, 2/01/22 (a)		89,764	90,437,230
PQ Corp., 6.75%, 11/15/22 (a)		23,212	24,836,840
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	3,207	3,383,152
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22		3,929	4,425,388
WR Grace & Co-Conn, 5.13%, 10/01/21 (a)	USD	11,437	11,923,073

			280,313,622
Commercial Services & Supplies — 1.4%
ACCO Brands Corp., 5.25%, 12/15/24 (a)		10,971	11,046,480
Acosta, Inc., 7.75%, 10/01/22 (a)		22,016	18,493,440
ADT Corp.:
3.50%, 7/15/22 (i)		21,878	20,838,795
4.13%, 6/15/23 (i)		9,817	9,375,235
4.88%, 7/15/32 (a)		14,221	11,661,220
Advanced Disposal Services, Inc., 5.63%, 11/15/24 (a)		14,931	14,856,345
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	3,452	3,725,695
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (b)		3,582	3,850,202
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (a)	USD	16,567	17,022,593
Mobile Mini, Inc., 5.88%, 7/01/24		32,610	33,751,350
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (a)		56,372	61,375,015
Ritchie Bros. Auctioneers, Inc., 5.38%, 1/15/25 (a)		11,876	12,113,520
Tervita Escrow Corp., 7.63%, 12/01/21 (a)		21,390	21,817,800
Verisure Holding AB, 6.00%, 11/01/22	EUR	1,450	1,663,567
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (a)	USD	23,094	24,017,760

			265,609,017
Communications Equipment — 1.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29		64,004	66,724,170
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (a)		18,973	20,111,380
CommScope, Inc.:
5.00%, 6/15/21 (a)		5,708	5,879,240
5.50%, 6/15/24 (a)		18,494	19,141,290
Hughes Satellite Systems Corp.:
5.25%, 8/01/26 (a)		15,570	15,258,600
6.63%, 8/01/26 (a)		16,611	16,694,055
Nokia OYJ:
5.38%, 5/15/19		2,500	2,638,750
6.63%, 5/15/39		33,596	35,443,780
Riverbed Technology, Inc., 8.88%, 3/01/23 (a)		19,453	20,522,915

			202,414,180
Construction & Engineering — 0.1%
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (a)		18,044	18,449,990
Novafives SAS, 4.50%, 6/30/21	EUR	3,050	2,953,746

			21,403,736
Construction Materials — 0.0%
Cemex Finance LLC, 4.63%, 6/15/24		3,300	3,557,128
Dry Mix Solutions Investissements SAS, 3.93%, 6/15/21 (b)		500	526,827
Kerneos Corp. SAS, 5.75%, 3/01/21		789	859,613

			4,943,568
Consumer Finance — 1.2%
Ally Financial, Inc.:
5.13%, 9/30/24	USD	2,598	2,643,465

Corporate Bonds		Par (000)	Value
Consumer Finance (continued)
4.63%, 3/30/25	USD	515	$507,275
8.00%, 11/01/31		119,522	138,635,958
DFC Finance Corp., 12.00%, 6/16/20 (a)(j)		14,920	8,168,712
Navient Corp.:
5.00%, 10/26/20		5,000	5,100,000
6.63%, 7/26/21		5,388	5,697,810
5.50%, 1/25/23		9,138	8,863,860
7.25%, 9/25/23		5,026	5,164,215
6.13%, 3/25/24		9,581	9,305,546
5.88%, 10/25/24		8,246	7,833,700
5.63%, 8/01/33		10,133	8,359,725
OneMain Financial Holdings LLC:
6.75%, 12/15/19 (a)		10,023	10,448,977
7.25%, 12/15/21 (a)		7,602	7,925,085

			218,654,328
Containers & Packaging — 2.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.25%, 1/31/19 (a)		3,190	3,241,837
6.75%, 1/31/21 (a)		25,041	25,792,230
4.16%, 5/15/21 (a)(b)		7,849	8,084,470
6.00%, 6/30/21 (a)		68,105	69,296,837
4.25%, 1/15/22	EUR	8,122	8,838,204
4.13%, 5/15/23		2,450	2,695,057
4.63%, 5/15/23 (a)	USD	13,606	13,495,519
6.75%, 5/15/24	EUR	5,222	5,868,002
7.25%, 5/15/24 (a)	USD	65,199	68,703,446
Ball Corp.:
5.00%, 3/15/22		14,130	14,801,175
4.00%, 11/15/23		2,995	2,935,100
4.38%, 12/15/23	EUR	800	930,142
Berry Plastics Corp., 6.00%, 10/15/22	USD	5,000	5,287,500
Crown European Holdings SA, 3.38%, 5/15/25	EUR	4,300	4,573,033
Guala Closures SpA, 4.75%, 11/15/21 (b)		950	1,027,022
Horizon Holdings I SAS, 7.25%, 8/01/23		800	898,966
JH-Holding Finance SA, 8.25% (8.25% Cash or 10.00% PIK), 12/01/22 (j)		2,200	2,486,367
OI European Group BV, 3.13%, 11/15/24		1,000	1,046,321
ProGroup AG, 5.13%, 5/01/22		2,838	3,189,979
Reynolds Group Issuer, Inc.:
6.88%, 2/15/21	USD	13,798	14,198,303
8.25%, 2/15/21		16,764	17,308,823
4.38%, 7/15/21 (a)(b)		38,838	39,711,855
5.13%, 7/15/23 (a)		1,093	1,116,226
7.00%, 7/15/24 (a)		44,852	47,683,283
5.75%, 10/15/20		37,841	39,023,531
Sealed Air Corp.:
4.88%, 12/01/22 (a)		13,201	13,564,027
4.50%, 9/15/23	EUR	1,426	1,632,429
6.88%, 7/15/33 (a)	USD	5,856	5,958,480
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc., 6.38%, 5/01/22 (a)	USD	13,969	13,934,077
Verallia Packaging SASU, 5.13%, 8/01/22	EUR	4,400	4,904,158

			442,226,399
Distributors — 0.1%
American Tire Distributors, Inc., 10.25%, 3/01/22 (a)	USD	15,065	14,452,306
LKQ Italia Bondco SpA, 3.88%, 4/01/24	EUR	3,589	4,015,987

			18,468,293
Diversified Consumer Services — 0.1%
Cognita Financing PLC, 7.75%, 8/15/21	GBP	2,150	2,808,868

BLACKROCK FUNDS II	DECEMBER 31, 2016	7

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Diversified Consumer Services (continued)
Service Corp. International:
4.50%, 11/15/20	USD	3,900	$3,968,250
5.38%, 1/15/22		2,750	2,860,000
5.38%, 5/15/24		4,891	5,098,867

			14,735,985
Diversified Financial Services — 0.8%
Altice Financing SA:
5.25%, 2/15/23	EUR	3,880	4,329,354
6.63%, 2/15/23 (a)	USD	9,225	9,478,687
7.50%, 5/15/26 (a)		29,348	30,521,920
Arrow Global Finance PLC, 5.13%, 9/15/24	GBP	900	1,105,839
Cabot Financial Luxembourg SA, 6.50%, 4/01/21		800	1,007,241
CNH Industrial Finance Europe SA, 2.88%, 5/17/23	EUR	9,000	9,738,376
eircom Finance DAC, 4.50%, 5/31/22		2,250	2,480,999
FBM Finance, Inc., 8.25%, 8/15/21 (a)	USD	7,195	7,590,725
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	1,900	2,435,236
Iceland Bondco PLC, 6.25%, 7/15/21		1,100	1,372,593
Jerrold Finco PLC, 6.25%, 9/15/21		1,790	2,260,938
Mercury Bondco PLC, 8.25% (8.25% Cash or 9.00% PIK), 5/30/21 (j)	EUR	5,407	5,994,063
Titan Global Finance PLC, 3.50%, 6/17/21		1,050	1,148,945
Virgin Media Finance PLC:
4.50%, 1/15/25		723	785,803
5.75%, 1/15/25 (a)	USD	33,090	33,172,725
Virgin Media Secured Finance PLC:
5.25%, 1/15/26 (a)		11,447	11,303,913
5.50%, 8/15/26 (a)		11,006	10,978,485
4.88%, 1/15/27	GBP	7,956	9,609,910

			145,315,752
Diversified Telecommunication Services — 4.3%
Altice Finco SA, 9.00%, 6/15/23	EUR	3,200	3,823,912
Avaya, Inc., 7.00%, 4/01/19 (a)	USD	10,085	8,824,375
Cellnex Telecom SA, 2.38%, 1/16/24	EUR	900	937,052
CenturyLink, Inc.:
Series S, 6.45%, 6/15/21	USD	40,739	42,877,797
Series U, 7.65%, 3/15/42		9,035	7,905,625
Series W, 6.75%, 12/01/23		3,521	3,600,223
Series Y, 7.50%, 4/01/24		13,166	13,824,300
Cincinnati Bell, Inc., 7.00%, 7/15/24 (a)		25,396	26,856,270
Columbus International, Inc., 7.38%, 3/30/21 (a)		21,244	22,606,590
Consolidated Communications, Inc., 6.50%, 10/01/22		8,252	8,190,110
Frontier Communications Corp.:
7.13%, 3/15/19		1,645	1,741,644
8.50%, 4/15/20		8,950	9,397,500
8.88%, 9/15/20		4,022	4,283,430
6.25%, 9/15/21		19,428	18,408,030
7.13%, 1/15/23		14,480	13,104,400
7.63%, 4/15/24		30,285	27,105,075
6.88%, 1/15/25		59,081	50,071,147
11.00%, 9/15/25		24,960	25,771,200
Intelsat Jackson Holdings SA:
7.25%, 4/01/19		23,607	19,829,880
5.50%, 8/01/23		20,776	13,998,869
Level 3 Financing, Inc.:
5.38%, 8/15/22		1,360	1,404,200
5.63%, 2/01/23		19,134	19,612,350
5.13%, 5/01/23		29,898	30,010,117
5.38%, 1/15/24		24,778	25,025,780
5.38%, 5/01/25		19,943	20,341,860

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
5.25%, 3/15/26 (a)	USD	20,984	$20,774,160
OTE PLC, 3.50%, 7/09/20	EUR	7,250	7,780,559
SBA Communications Corp., 4.88%, 9/01/24 (a)	USD	28,160	27,808,000
Telecom Italia Capital SA:
6.38%, 11/15/33		9,784	9,343,720
6.00%, 9/30/34		34,281	31,709,925
7.20%, 7/18/36		10,900	10,744,566
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	1,800	2,418,341
Telecom Italia SpA:
4.50%, 1/25/21		1,900	2,240,167
3.25%, 1/16/23		4,400	4,879,749
5.88%, 5/19/23	GBP	6,750	9,270,179
3.63%, 1/19/24	EUR	2,400	2,689,572
5.30%, 5/30/24 (a)	USD	5,375	5,254,063
Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24	EUR	12,449	14,514,529
Telesat Canada/Telesat LLC, 8.88%, 11/15/24 (a)	USD	14,393	15,004,703
UPC Holding BV, 6.75%, 3/15/23	EUR	3,000	3,434,283
Wind Acquisition Finance SA:
6.50%, 4/30/20 (a)	USD	5,725	5,954,000
4.00%, 7/15/20	EUR	6,900	7,396,738
7.00%, 4/23/21		1,200	1,314,015
7.38%, 4/23/21 (a)	USD	48,317	50,249,680
4.75%, 7/15/20 (a)		16,385	16,507,887
Windstream Services LLC:
7.75%, 10/01/21		1,722	1,770,216
7.50%, 6/01/22		5,283	5,177,340
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/01/23		56,741	59,010,640
6.38%, 5/15/25		40,656	42,485,520
Ziggo Bond Finance BV:
4.63%, 1/15/25	EUR	736	791,217
5.88%, 1/15/25 (a)	USD	22,981	22,981,000
Ziggo Secured Finance BV, 4.25%, 1/15/27	EUR	900	944,125

			802,000,630
Electric Utilities — 0.0%
ContourGlobal Power Holdings SA, 5.13%, 6/15/21		1,450	1,598,086
FPL Energy National Wind Portfolio LLC, 6.13%, 3/25/19 (a)	USD	16	16,396
Viridian Group FundCo II Ltd., 7.50%, 3/01/20	EUR	3,866	4,334,081

			5,948,563
Electrical Equipment — 0.4%
Cortes NP Acquisition Corp., 9.25%, 10/15/24 (a)	USD	18,295	19,392,700
GrafTech International Ltd., 6.38%, 11/15/20		5,000	4,081,500
Sensata Technologies BV:
5.63%, 11/01/24 (a)		5,526	5,760,855
5.00%, 10/01/25 (a)		20,723	20,308,540
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26 (a)		18,690	19,531,050
Senvion Holding GmbH, 6.63%, 11/15/20	EUR	9,724	10,747,805

			79,822,450
Electronic Equipment, Instruments & Components — 0.6%
Anixter, Inc., 5.63%, 5/01/19	USD	3,455	3,614,794
Belden, Inc., 5.50%, 4/15/23	EUR	7,200	8,105,855
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22	USD	7,905	8,359,537

8	BLACKROCK FUNDS II	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
5.00%, 9/01/23	USD	42,699	$42,752,374
5.50%, 12/01/24		40,072	40,973,620

			103,806,180
Energy Equipment & Services — 1.4%
Ensco PLC:
4.70%, 3/15/21		12,280	11,812,378
4.50%, 10/01/24		7,234	6,203,155
Nabors Industries, Inc., 5.50%, 1/15/23 (a)		19,181	19,972,216
Noble Holding International Ltd.:
4.63%, 3/01/21		756	725,760
7.75%, 1/15/24		36,572	34,399,623
Noble Holding U.S. Corp./Noble Drilling Services 6 LLC/Noble Drilling Holding LLC, 7.50%, 3/15/19		8,160	8,568,000
Rowan Cos., Inc.:
4.88%, 6/01/22		4,830	4,564,350
7.38%, 6/15/25		24,074	24,555,480
Saipem Finance International BV, 3.00%, 3/08/21	EUR	750	815,149
SESI LLC:
6.38%, 5/01/19	USD	5,895	5,895,000
7.13%, 12/15/21		955	971,713
Transocean, Inc.:
4.25%, 10/15/17 (b)		13,834	13,972,340
6.00%, 3/15/18 (i)		38,948	39,434,850
7.38%, 4/15/18		2,660	2,699,900
5.55%, 10/15/22 (i)		32,771	28,756,553
9.00%, 7/15/23 (a)		15,967	16,366,175
Weatherford International LLC, 6.80%, 6/15/37		2,027	1,662,140
Weatherford International Ltd.:
7.75%, 6/15/21		1,475	1,489,750
4.50%, 4/15/22 (i)		5,997	5,202,397
8.25%, 6/15/23		995	1,012,413
9.88%, 2/15/24 (a)(i)		13,545	14,433,823
6.50%, 8/01/36		4,904	3,935,460
7.00%, 3/15/38		6,065	5,049,113
5.95%, 4/15/42		7,079	5,344,645

			257,842,383
Equity Real Estate Investment Trusts (REITs) — 1.5%
Communications Sales & Leasing, Inc./CSL Capital LLC:
6.00%, 4/15/23 (a)		4,431	4,575,007
8.25%, 10/15/23		44,052	46,695,120
7.13%, 12/15/24 (a)		22,686	22,912,860
Equinix, Inc.:
5.38%, 4/01/23		9,145	9,487,937
5.88%, 1/15/26		21,808	22,952,920
ESH Hospitality, Inc., 5.25%, 5/01/25 (a)		24,404	24,281,980
GEO Group, Inc.:
5.13%, 4/01/23		15,070	14,467,200
5.88%, 10/15/24		8,870	8,748,037
6.00%, 4/15/26		6,291	6,180,907
Iron Mountain, Inc.:
6.00%, 10/01/20 (a)		13,010	13,725,550
6.00%, 8/15/23		5,000	5,312,500
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 5/01/24 (a)		86,977	91,108,407
4.50%, 9/01/26 (a)		16,752	16,081,920
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/23		4,170	4,211,700

			290,742,045

Corporate Bonds		Par (000)	Value
Food & Staples Retailing — 1.0%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 6/15/24 (a)	USD	9,943	$10,365,577
5.75%, 3/15/25 (a)		17,722	17,544,780
Casino Guichard Perrachon SA:
5.98%, 5/26/21 (b)	EUR	1,700	2,084,494
3.31%, 1/25/23 (b)		3,600	4,147,318
3.25%, 3/07/24		4,200	4,724,622
2.33%, 2/07/25 (b)		3,400	3,572,409
Rite Aid Corp.:
9.25%, 3/15/20	USD	15,515	16,096,813
6.75%, 6/15/21		25,395	26,664,750
6.13%, 4/01/23 (a)		75,385	81,038,875
7.70%, 2/15/27		20,361	25,451,250
Tesco PLC:
5.00%, 3/24/23	GBP	1,064	1,413,928
6.00%, 12/14/29	USD	1,560	2,095,785

			195,200,601
Food Products — 1.0%
Darling Global Finance BV, 4.75%, 5/30/22	EUR	1,052	1,172,451
Dean Foods Co., 6.50%, 3/15/23 (a)	USD	4,431	4,663,627
FAGE International SA/FAGE USA Dairy Industry, Inc., 5.63%, 8/15/26 (a)		12,562	12,593,405
JBS USA LUX SA/JBS USA Finance, Inc.:
7.25%, 6/01/21 (a)		6,835	7,074,293
5.88%, 7/15/24 (a)		9,154	9,451,505
5.75%, 6/15/25 (a)		25,586	25,905,825
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.88%, 1/15/24		3,962	4,199,720
Post Holdings, Inc.:
6.75%, 12/01/21 (a)		15,871	16,942,293
6.00%, 12/15/22 (a)		4,945	5,161,344
7.75%, 3/15/24 (a)		38,450	42,679,500
8.00%, 7/15/25 (a)		13,294	14,889,280
5.00%, 8/15/26 (a)		5,374	5,145,605
Smithfield Foods, Inc.:
5.88%, 8/01/21 (a)		4,674	4,872,645
6.63%, 8/15/22		7,270	7,660,763
Tereos Finance Groupe I SA, 4.13%, 6/16/23	EUR	3,900	4,218,247
TreeHouse Foods, Inc., 6.00%, 2/15/24 (a)	USD	7,346	7,713,300
WhiteWave Foods Co., 5.38%, 10/01/22		12,103	13,252,785

			187,596,588
Health Care Equipment & Supplies — 0.5%
Alere, Inc.:
6.50%, 6/15/20		1,562	1,538,570
6.38%, 7/01/23 (a)		19,765	19,641,469
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (a)		57,626	49,990,555
Hologic, Inc., 5.25%, 7/15/22 (a)		23,031	24,240,127
Teleflex, Inc., 4.88%, 6/01/26		3,759	3,721,410

			99,132,131
Health Care Providers & Services — 4.7%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22		3,775	3,751,406
5.63%, 2/15/23		3,801	3,801,000
6.50%, 3/01/24		8,738	8,934,605
Centene Corp.:
5.63%, 2/15/21		20,630	21,690,382
4.75%, 5/15/22		18,137	18,318,370
6.13%, 2/15/24		3,527	3,716,576
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		1,695	1,661,100

BLACKROCK FUNDS II	DECEMBER 31, 2016	9

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
8.00%, 11/15/19	USD	24,487	$20,324,210
6.88%, 2/01/22		14,139	9,826,605
DaVita, Inc.:
5.13%, 7/15/24		9,418	9,394,455
5.00%, 5/01/25		25,154	24,745,247
Envision Healthcare Corp.:
5.13%, 7/01/22 (a)		35,133	35,001,251
5.63%, 7/15/22		47,680	49,158,080
6.25%, 12/01/24 (a)		6,975	7,358,625
Ephios Holdco II PLC, 8.25%, 7/01/23	EUR	2,293	2,624,937
Fresenius Medical Care U.S. Finance II, Inc., 4.75%, 10/15/24 (a)	USD	8,180	8,261,800
Fresenius Medical Care U.S. Finance, Inc., 5.75%, 2/15/21 (a)		180	194,400
HCA, Inc.:
6.50%, 2/15/20 (i)		35,269	38,584,286
7.50%, 2/15/22		12,662	14,371,370
5.88%, 3/15/22		26,300	28,338,250
4.75%, 5/01/23 (i)		2,212	2,264,535
5.00%, 3/15/24 (i)		44,125	45,393,594
5.38%, 2/01/25		47,400	47,518,500
5.25%, 4/15/25		18,400	19,205,000
5.88%, 2/15/26		25,430	26,192,900
5.25%, 6/15/26		45,669	47,210,329
4.50%, 2/15/27		41,505	40,778,663
Series 1, 5.88%, 5/01/23		25,410	26,998,125
HealthSouth Corp.:
5.13%, 3/15/23		10,613	10,506,870
5.75%, 11/01/24		38,100	38,576,250
5.75%, 9/15/25		5,811	5,781,945
HomeVi SAS, 6.88%, 8/15/21	EUR	1,001	1,123,567
IDH Finance PLC, 6.25%, 8/15/22	GBP	2,425	2,898,929
MEDNAX, Inc., 5.25%, 12/01/23 (a)	USD	18,901	19,468,030
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (a)		41,652	43,842,895
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (a)		20,482	20,430,795
Surgery Center Holdings, Inc., 8.88%, 4/15/21 (a)		4,963	5,285,595
Surgical Care Affiliates, Inc., 6.00%, 4/01/23 (a)		7,007	7,234,727
Synlab Bondco PLC, 6.25%, 7/01/22	EUR	6,920	7,939,957
Tenet Healthcare Corp.:
6.25%, 11/01/18	USD	7,389	7,795,395
6.75%, 2/01/20		11,015	10,601,937
4.75%, 6/01/20		14,290	14,432,900
6.00%, 10/01/20		4,015	4,205,713
4.50%, 4/01/21		2,091	2,070,090
4.38%, 10/01/21		3,208	3,179,930
7.50%, 1/01/22 (a)		8,999	9,381,457
8.13%, 4/01/22		44,158	41,663,073
6.75%, 6/15/23		46,746	41,253,345
Voyage Care Bondco PLC:
6.50%, 8/01/18	GBP	2,138	2,662,552
11.00%, 2/01/19		2,405	2,931,336
WellCare Health Plans, Inc., 5.75%, 11/15/20	USD	9,230	9,483,825

			878,369,714
Hotels, Restaurants & Leisure — 3.0%
Aramark Services, Inc.:
5.13%, 1/15/24		25,350	26,142,187
5.13%, 1/15/24 (a)		3,427	3,534,094
BC ULC/New Red Finance, Inc.:
4.63%, 1/15/22 (a)		7,877	8,034,540
6.00%, 4/01/22 (a)		30,664	32,043,880
Boyd Gaming Corp.:
6.88%, 5/15/23		22,417	24,098,275

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
6.38%, 4/01/26 (a)	USD	115	$123,855
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20		52,495	54,988,513
Carlson Travel, Inc., 6.75%, 12/15/23 (a)		4,685	4,872,400
Cirsa Funding Luxembourg SA:
5.75%, 5/15/21	EUR	2,225	2,506,152
5.88%, 5/15/23		1,246	1,390,303
Codere Finance 2 Luxembourg SA, 6.75%, 11/01/21		1,425	1,522,292
Hilton Domestic Operating Co., Inc., 4.25%, 9/01/24 (a)	USD	12,100	11,737,000
International Game Technology PLC:
6.25%, 2/15/22 (a)		8,800	9,438,000
4.75%, 2/15/23	EUR	3,904	4,479,503
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
5.00%, 6/01/24 (a)	USD	2,329	2,378,491
5.25%, 6/01/26 (a)		312	316,680
MGM Resorts International:
8.63%, 2/01/19		9,004	10,118,245
5.25%, 3/31/20		30,415	32,163,863
6.75%, 10/01/20		31,034	34,525,325
6.63%, 12/15/21		45,225	50,538,937
7.75%, 3/15/22		5,015	5,767,250
4.63%, 9/01/26		11,560	11,126,500
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (a)		7,309	7,407,671
NCL Corp. Ltd., 4.75%, 12/15/21 (a)		11,386	11,378,941
NH Hotel Group SA, 3.75%, 10/01/23	EUR	2,025	2,197,704
Pizzaexpress Financing 2 PLC, 6.63%, 8/01/21	GBP	1,290	1,613,652
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	9,577	10,471,490
Punch Taverns Finance B Ltd.:
Series A6, 5.94%, 9/30/22	GBP	5,718	7,000,533
Series A7, 5.27%, 3/30/24		7,273	8,475,938
Punch Taverns Finance PLC, Series M3,5.90%, 10/15/27 (a)(b)		5,634	6,596,268
Scientific Games International, Inc.:
7.00%, 1/01/22 (a)	USD	10,475	11,234,437
10.00%, 12/01/22		35,558	35,380,210
Six Flags Entertainment Corp.:
5.25%, 1/15/21 (a)		10,248	10,478,580
4.88%, 7/31/24 (a)		6,572	6,489,850
Snai SpA, 6.38%, 11/07/21	EUR	1,875	2,067,478
Station Casinos LLC, 7.50%, 3/01/21	USD	55,240	57,863,900
Sterling Entertainment Enterprises LLC, 9.75%, 12/25/19 (a)		29,820	29,521,800
Thomas Cook Group PLC, 6.25%, 6/15/22	EUR	4,905	5,436,403
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	3,186	4,248,806
Series A4, 5.66%, 6/30/27		5,812	7,526,637
Series N, 6.46%, 3/30/32		4,100	4,441,037
Vougeot Bidco PLC, 7.88%, 7/15/20		1,942	2,486,435
Yum! Brands, Inc., 3.88%, 11/01/23	USD	6,336	6,066,720

			570,230,775
Household Durables — 1.1%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		3,733	3,900,985
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.13%, 7/01/22 (a)		10,392	10,443,960
CalAtlantic Group, Inc.:
6.63%, 5/01/20		2,870	3,149,825
8.38%, 1/15/21		30,053	35,011,745
5.38%, 10/01/22		1,299	1,324,980

10	BLACKROCK FUNDS II	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Household Durables (continued)
5.88%, 11/15/24	USD	8,882	$9,015,230
5.25%, 6/01/26		3,265	3,183,375
Lennar Corp.:
4.50%, 11/15/19		141	146,464
4.75%, 4/01/21		3,359	3,468,167
4.75%, 11/15/22		32,174	32,978,350
4.88%, 12/15/23		8,287	8,204,130
Mattamy Group Corp., 6.88%, 12/15/23 (a)		6,673	6,756,413
PulteGroup, Inc.:
5.50%, 3/01/26		15,957	15,837,323
6.38%, 5/15/33		14,380	14,344,050
6.00%, 2/15/35		8,347	8,013,120
Tempur Sealy International, Inc.:
5.63%, 10/15/23		2,500	2,581,250
5.50%, 6/15/26		4,271	4,292,355
TRI Pointe Group, Inc.:
4.38%, 6/15/19		13,100	13,329,250
4.88%, 7/01/21		12,330	12,576,600
5.88%, 6/15/24		5,150	5,304,500
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		5,531	4,922,590
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.75%, 12/15/21 (a)		12,675	12,231,375

			211,016,037
Household Products — 0.3%
Avon International Operations, Inc., 7.88%, 8/15/22 (a)		7,144	7,554,780
HRG Group, Inc., 7.88%, 7/15/19		11,930	12,437,025
Spectrum Brands, Inc.:
6.63%, 11/15/22		18,742	19,913,375
6.13%, 12/15/24		9,454	9,973,970
5.75%, 7/15/25		10,563	10,959,113

			60,838,263
Independent Power and Renewable Electricity Producers — 1.0%
AES Corp.:
4.88%, 5/15/23		17,115	16,904,485
5.50%, 3/15/24		234	238,095
5.50%, 4/15/25		5,000	5,000,000
6.00%, 5/15/26		4,481	4,548,215
Calpine Corp.:
6.00%, 1/15/22 (a)		5,513	5,761,085
5.38%, 1/15/23		4,712	4,605,980
5.88%, 1/15/24 (a)		11,885	12,390,113
5.50%, 2/01/24		4,961	4,787,365
Dynegy, Inc.:
6.75%, 11/01/19		22,880	23,280,400
7.38%, 11/01/22		32,409	30,950,595
7.63%, 11/01/24		7,800	7,195,500
8.00%, 1/15/25 (a)		1,634	1,531,875
NRG Energy, Inc.:
7.88%, 5/15/21		5,886	6,136,155
6.63%, 3/15/23		2,575	2,581,438
6.25%, 5/01/24		2,995	2,912,638
7.25%, 5/15/26 (a)		14,115	14,044,425
6.63%, 1/15/27 (a)		35,312	33,369,840
NRG Yield Operating LLC, 5.38%, 8/15/24		5,815	5,844,075

			182,082,279
Insurance — 0.9%
Alliant Holdings Intermediate LLC, 8.25%, 8/01/23 (a)		31,202	32,216,065
Assicurazioni Generali SpA:
7.75%, 12/12/42 (b)	EUR	1,100	1,377,924
5.50%, 10/27/47 (b)		260	284,638

Corporate Bonds		Par (000)	Value
Insurance (continued)
BNP Paribas Cardif SA, 4.03% (b)(m)	EUR	5,400	$5,637,696
Credit Agricole Assurances SA, 4.50% (b)(m)		2,000	2,073,728
HUB International Ltd.:
9.25%, 2/15/21 (a)	USD	26,629	27,561,015
7.88%, 10/01/21 (a)		29,888	31,573,982
Old Mutual PLC, 8.00%, 6/03/21	GBP	1,100	1,534,769
Pension Insurance Corp. PLC, 6.50%, 7/03/24		2,625	3,122,113
Radian Group, Inc.:
5.25%, 6/15/20	USD	7,680	8,025,600
7.00%, 3/15/21		2,725	3,031,563
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (a)		51,763	58,233,375

			174,672,468
Internet & Direct Marketing Retail — 0.2%
Netflix, Inc.:
5.50%, 2/15/22		14,248	15,352,220
5.75%, 3/01/24		6,250	6,687,500
5.88%, 2/15/25		5,380	5,803,675
4.38%, 11/15/26 (a)		11,279	10,940,630

			38,784,025
Internet Software & Services — 0.2%
GTT Escrow Corp., 7.88%, 12/31/24 (a)		4,755	4,958,039
JDA Escrow LLC/JDA Bond Finance, Inc., 7.38%, 10/15/24 (a)		17,475	18,130,313
United Group BV, 7.88%, 11/15/20	EUR	6,510	7,172,800

			30,261,152
IT Services — 2.2%
Alliance Data Systems Corp.:
5.25%, 12/01/17 (a)	USD	16,822	17,053,303
6.38%, 4/01/20 (a)		5,000	5,075,000
5.88%, 11/01/21 (a)		15,351	15,581,265
5.38%, 8/01/22 (a)		27,089	26,140,885
APX Group, Inc.:
6.38%, 12/01/19		5,429	5,585,084
8.75%, 12/01/20		14,198	14,304,485
7.88%, 12/01/22		8,776	9,500,020
First Data Corp.:
7.00%, 12/01/23 (a)		131,357	139,895,205
5.75%, 1/15/24 (a)		132,163	136,376,356
Iron Mountain Europe PLC, 6.13%, 9/15/22	GBP	420	546,080
Sabre GLBL, Inc.:
5.38%, 4/15/23 (a)	USD	14,679	14,972,580
5.25%, 11/15/23 (a)		6,775	6,957,044
WEX, Inc., 4.75%, 2/01/23 (a)		21,090	20,589,113

			412,576,420
Life Sciences Tools & Services — 1.0%
DPx Holdings BV, 7.50%, 2/01/22 (a)		28,091	29,706,233
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24 (a)		14,484	15,170,542
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (a)		82,422	88,191,540
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, 5/15/22 (a)		50,449	44,773,487
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (a)		5,356	5,449,730

			183,291,532
Machinery — 0.6%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (a)		36,317	30,233,903
Allison Transmission, Inc., 5.00%, 10/01/24 (a)		8,010	8,090,100

BLACKROCK FUNDS II	DECEMBER 31, 2016	11

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Machinery (continued)
Gardner Denver, Inc., 6.88%, 8/15/21 (a)	USD	9,475	$9,427,625
Gates Global LLC/Gates Global Co.:
5.75%, 7/15/22	EUR	1,300	1,300,027
6.00%, 7/15/22 (a)	USD	32,133	31,426,074
Grinding Media, Inc./MC Grinding Media Canada, Inc., 7.38%, 12/15/23 (a)		11,541	12,124,975
Navistar International Corp., 8.25%, 11/01/21		3,095	3,125,950
SPX FLOW, Inc.:
5.63%, 8/15/24 (a)		11,537	11,623,527
5.88%, 8/15/26 (a)		9,913	9,913,000

			117,265,181
Media — 9.4%
Altice Luxembourg SA:
7.25%, 5/15/22	EUR	2,200	2,475,330
7.75%, 5/15/22 (a)	USD	25,172	26,871,110
7.63%, 2/15/25 (a)		12,996	13,645,800
Altice U.S. Finance I Corp.:
5.38%, 7/15/23 (a)		58,272	60,457,200
5.50%, 5/15/26 (a)		24,598	25,089,960
Altice U.S. Finance II Corp., 7.75%, 7/15/25 (a)		58,731	64,604,100
AMC Networks, Inc.:
4.75%, 12/15/22		18,964	19,082,525
5.00%, 4/01/24		14,085	14,155,425
Cablevision Systems Corp.:
8.63%, 9/15/17		7,297	7,588,880
7.75%, 4/15/18		38,072	40,165,960
8.00%, 4/15/20		16,642	18,264,595
CBS Radio, Inc., 7.25%, 11/01/24 (a)		14,778	15,516,900
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		36,170	37,435,950
5.13%, 5/01/23 (a)		38,264	39,411,920
5.88%, 4/01/24 (a)		8,042	8,584,835
5.75%, 2/15/26 (a)		17,734	18,354,690
5.50%, 5/01/26 (a)		21,491	21,920,820
5.88%, 5/01/27 (a)		58,597	60,794,387
Cengage Learning Acquisitions, Inc., 0.00%, 4/15/20 (c)(d)(k)(l)		14,769	1
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
6.38%, 9/15/20 (a)		5,648	5,817,440
5.13%, 12/15/21 (a)		51,267	52,164,173
5.13%, 12/15/21 (a)		18,959	19,290,783
Clear Channel International BV, 8.75%, 12/15/20 (a)		32,648	34,362,020
Clear Channel Worldwide Holdings, Inc.:
Series A, 7.63%, 3/15/20		18,475	17,736,000
Series A, 6.50%, 11/15/22		24,852	24,852,000
Series B, 7.63%, 3/15/20		33,790	33,768,712
Series B, 6.50%, 11/15/22		119,621	122,312,473
CSC Holdings LLC:
10.13%, 1/15/23 (a)		78,643	90,832,665
5.25%, 6/01/24		69,844	68,272,510
6.63%, 10/15/25 (a)		12,290	13,426,825
10.88%, 10/15/25 (a)		28,047	33,375,930
DISH DBS Corp.:
6.75%, 6/01/21		7,772	8,432,620
5.88%, 7/15/22		7,460	7,851,650
5.00%, 3/15/23		17,330	17,243,350
5.88%, 11/15/24		14,332	14,747,628
7.75%, 7/01/26		66,501	74,979,877
DISH Network Corp., 3.38%, 8/15/26 (a)(l)		18,277	20,801,511
iHeartCommunications, Inc.:
9.00%, 12/15/19		10,046	8,212,605
9.00%, 3/01/21		10,107	7,479,180
9.00%, 9/15/22		24,190	17,779,650

Corporate Bonds		Par (000)	Value
Media (continued)
10.63%, 3/15/23	USD	44,752	$33,787,760
LGE HoldCo VI BV, 7.13%, 5/15/24	EUR	1,000	1,194,762
Lions Gate Entertainment Corp., 5.88%, 11/01/24 (a)	USD	5,703	5,788,545
Live Nation Entertainment, Inc., 5.38%, 6/15/22 (a)		3,850	3,984,750
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 5/15/24 (a)		5,926	5,970,445
MDC Partners, Inc., 6.50%, 5/01/24 (a)		22,447	20,202,300
Midcontinent Communications/Midcontinent Finance Corp.:
6.25%, 8/01/21 (a)		13,295	13,926,513
6.88%, 8/15/23 (a)		7,556	8,047,140
Nexstar Escrow Corp., 5.63%, 8/01/24 (a)		11,804	11,715,470
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (a)		26,087	26,576,131
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22		14,104	14,632,900
5.63%, 2/15/24		4,602	4,797,585
5.88%, 3/15/25		2,700	2,828,250
Radio One, Inc., 7.38%, 4/15/22 (a)		4,415	4,370,850
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (a)		9,410	9,974,600
Regal Entertainment Group, 5.75%, 2/01/25		3,919	3,977,785
SFR Group SA:
5.38%, 5/15/22	EUR	2,921	3,220,855
6.00%, 5/15/22 (a)	USD	52,542	53,921,227
5.63%, 5/15/24	EUR	2,392	2,652,507
7.38%, 5/01/26 (a)	USD	128,258	131,464,450
Sirius XM Radio, Inc.:
5.75%, 8/01/21 (a)		3,085	3,212,256
4.63%, 5/15/23 (a)		12,096	11,975,040
TEGNA, Inc.:
5.13%, 10/15/19		5,496	5,640,270
4.88%, 9/15/21 (a)		6,105	6,211,837
5.50%, 9/15/24 (a)		5,652	5,708,520
Townsquare Media, Inc., 6.50%, 4/01/23 (a)		4,806	4,589,730
Tribune Media Co., 5.88%, 7/15/22		42,984	43,682,490
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.00%, 1/15/25 (a)		4,180	4,159,100
5.75%, 1/15/23	EUR	5,007	5,639,739
5.63%, 4/15/23		1,078	1,215,161
4.00%, 1/15/25		6,711	7,346,934
4.63%, 2/15/26		4,000	4,438,931
3.50%, 1/15/27		3,741	3,859,218
Univision Communications, Inc.:
6.75%, 9/15/22 (a)	USD	1,480	1,554,000
5.13%, 5/15/23 (a)		47,900	47,181,500
5.13%, 2/15/25 (a)		62,078	59,362,087
UPCB Finance IV Ltd., 4.00%, 1/15/27	EUR	8,500	8,925,188
Virgin Media Receivables Financing Notes I DAC, 5.50%, 9/15/24	GBP	2,550	3,136,428
WMG Acquisition Corp., 4.13%, 11/01/24	EUR	2,025	2,206,231

			1,781,239,475
Metals & Mining — 5.5%
Alcoa Nederland Holding BV:
6.75%, 9/30/24 (a)	USD	3,627	3,935,295
7.00%, 9/30/26 (a)		6,617	7,245,615
Alcoa, Inc., 6.75%, 1/15/28 (i)		2,652	2,842,944
Anglo American Capital PLC:
6.88%, 5/01/18	GBP	1,000	1,310,667

12	BLACKROCK FUNDS II	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
3.63%, 5/14/20 (a)	USD	9,279	$9,382,925
4.45%, 9/27/20 (a)		7,280	7,462,000
2.88%, 11/20/20	EUR	2,700	2,970,918
4.13%, 4/15/21 (a)	USD	3,000	3,052,500
3.50%, 3/28/22	EUR	3,850	4,308,812
4.13%, 9/27/22 (a)	USD	21,681	21,843,824
3.25%, 4/03/23	EUR	3,200	3,512,492
ArcelorMittal:
7.25%, 2/25/22	USD	1,458	1,643,895
8.00%, 10/15/39		5,840	6,408,466
7.75%, 3/01/41		30,322	32,292,930
Constellium NV:
7.88%, 4/01/21 (a)		1,561	1,678,075
4.63%, 5/15/21	EUR	1,000	1,015,569
8.00%, 1/15/23 (a)	USD	44,796	46,587,840
5.75%, 5/15/24 (a)		36,992	34,587,520
First Quantum Minerals Ltd.:
7.00%, 2/15/21 (a)		12,929	12,859,183
7.25%, 5/15/22 (a)		13,506	13,303,410
FMG Resources August 2006 Property Ltd., 9.75%, 3/01/22 (a)		8,790	10,197,015
Freeport-McMoRan, Inc.:
2.30%, 11/14/17		15,889	15,769,833
2.38%, 3/15/18		142,932	141,860,010
3.10%, 3/15/20		23,965	23,365,875
4.00%, 11/14/21		18,404	17,943,900
3.55%, 3/01/22		50,250	46,732,500
3.88%, 3/15/23		71,501	65,602,167
4.55%, 11/14/24		4,096	3,840,000
5.40%, 11/14/34		8,369	7,029,960
5.45%, 3/15/43		89,284	73,884,296
Joseph T. Ryerson & Son, Inc., 11.00%, 5/15/22 (a)		12,029	13,231,900
Kaiser Aluminum Corp., 5.88%, 5/15/24		5,126	5,305,410
Novelis Corp.:
6.25%, 8/15/24 (a)		54,924	58,219,440
5.88%, 9/30/26 (a)		50,529	51,034,290
Nyrstar NV, 5.00%, 7/11/22	EUR	1,000	1,137,077
Steel Dynamics, Inc.:
5.13%, 10/01/21	USD	21,444	22,364,805
6.38%, 8/15/22		12,995	13,547,287
5.25%, 4/15/23		11,386	11,926,835
5.50%, 10/01/24		9,873	10,465,380
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.38%, 2/01/20 (a)		9,453	9,405,735
Teck Resources Ltd.:
3.00%, 3/01/19		13,718	13,718,000
4.75%, 1/15/22		4,800	4,812,000
3.75%, 2/01/23		30,882	29,183,490
8.50%, 6/01/24 (a)		30,016	34,593,440
6.13%, 10/01/35		7,135	6,938,787
6.00%, 8/15/40		29,354	27,886,300
6.25%, 7/15/41		8,222	7,923,377
5.20%, 3/01/42		27,678	24,356,640
5.40%, 2/01/43		14,383	12,728,955
United States Steel Corp., 8.38%, 7/01/21 (a)		20,963	23,175,225
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (a)		22,767	23,677,680

			1,030,102,489
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
iStar, Inc., 4.00%, 11/01/17		5,910	5,939,550
Starwood Property Trust, Inc., 5.00%, 12/15/21 (a)		15,173	15,376,318

			21,315,868

Corporate Bonds		Par (000)	Value
Multiline Retail — 0.6%
Dollar Tree, Inc., 5.75%, 3/01/23	USD	80,140	$84,853,835
Enterprise Funding Ltd., 3.50%, 9/10/20 (l)	GBP	2,100	2,491,003
Family Dollar Stores, Inc., 5.00%, 2/01/21 (i)	USD	18,619	19,875,783
JC Penney Corp., Inc.:
6.38%, 10/15/36		7,784	6,548,290
7.40%, 4/01/37		8,558	7,702,200

			121,471,111
Oil, Gas & Consumable Fuels — 12.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.88%, 12/15/24 (a)		7,489	7,751,115
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 9/15/24 (a)		3,720	3,757,200
Antero Resources Corp., 5.63%, 6/01/23		2,511	2,570,636
Blackstone CQP HoldCo LP, 9.30%, 3/31/19		167,692	168,949,503
California Resources Corp., 8.00%, 12/15/22 (a)		29,620	26,361,800
Callon Petroleum Co., 6.13%, 10/01/24 (a)		7,722	7,953,660
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		29,471	30,207,775
Cenovus Energy, Inc.:
5.70%, 10/15/19		3,021	3,231,685
5.20%, 9/15/43		1,300	1,238,251
Cheniere Corpus Christi Holdings LLC:
7.00%, 6/30/24 (a)		38,946	42,159,045
5.88%, 3/31/25 (a)		30,560	31,180,674
Chesapeake Energy Corp.:
4.13%, 4/15/19 (b)		40,172	40,372,860
6.63%, 8/15/20		16,330	16,493,300
6.88%, 11/15/20		13,867	13,867,000
4.88%, 4/15/22		10,200	9,307,500
8.00%, 12/15/22 (a)		4,255	4,590,081
8.00%, 1/15/25 (a)		22,394	22,841,880
5.50%, 9/15/26 (a)		17,713	19,174,323
Concho Resources, Inc., 6.50%, 1/15/22		2,585	2,674,700
CONSOL Energy, Inc.:
5.88%, 4/15/22		162,908	159,649,840
8.00%, 4/01/23		1,498	1,537,323
Continental Resources, Inc.:
5.00%, 9/15/22		16,978	17,137,423
4.50%, 4/15/23		23,422	22,953,560
3.80%, 6/01/24		10,036	9,258,210
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.00%, 12/15/20		2,130	2,183,250
6.25%, 4/01/23		11,960	12,199,200
CrownRock LP/CrownRock Finance, Inc.:
7.13%, 4/15/21 (a)		24,909	25,905,360
7.75%, 2/15/23 (a)		13,100	14,148,000
DCP Midstream LLC:
6.45%, 11/03/36 (a)		13,654	13,654,000
6.75%, 9/15/37 (a)		16,918	17,087,180
DEA Finance SA, 7.50%, 10/15/22	EUR	200	224,847
Denbury Resources, Inc.:
9.00%, 5/15/21 (a)	USD	13,921	15,069,483
5.50%, 5/01/22		22,047	19,236,007
4.63%, 7/15/23		11,217	9,001,643
Diamondback Energy, Inc., 5.38%, 5/31/25 (a)		12,872	12,945,370
Encana Corp., 3.90%, 11/15/21 (i)		4,874	4,908,995
Energy Transfer Equity LP:
7.50%, 10/15/20		13,714	15,291,110
5.88%, 1/15/24		25,220	26,039,650
5.50%, 6/01/27		39,234	38,253,150
EP Energy LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24 (a)		9,354	10,052,744

BLACKROCK FUNDS II	DECEMBER 31, 2016	13

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21 (a)	USD	20,975	$22,443,250
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		4,525	4,570,250
6.75%, 8/01/22		16,085	16,712,315
6.00%, 5/15/23		4,433	4,510,577
5.63%, 6/15/24		5,473	5,377,223
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 9/30/21 (a)		18,363	19,097,520
Gulfport Energy Corp.:
6.63%, 5/01/23		6,553	6,847,885
6.00%, 10/15/24 (a)		7,780	7,916,150
6.38%, 5/15/25 (a)		13,243	13,411,186
Halcon Resources Corp., 8.63%, 2/01/20 (a)		10,835	11,268,400
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.00%, 12/01/24 (a)		16,847	16,720,647
5.75%, 10/01/25 (a)		3,749	3,795,863
MEG Energy Corp.:
6.50%, 3/15/21 (a)		41,571	38,453,175
6.38%, 1/30/23 (a)		15,828	14,086,920
7.00%, 3/31/24 (a)		53,254	48,194,870
Murphy Oil Corp., 4.70%, 12/01/22		17,627	17,048,658
Newfield Exploration Co., 5.63%, 7/01/24		1,900	1,980,750
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.88%, 10/15/21		9,740	9,959,150
7.50%, 11/01/23 (a)		12,215	12,611,987
NGPL PipeCo LLC:
7.12%, 12/15/17 (a)		156,064	162,696,720
9.63%, 6/01/19 (a)		26,055	27,292,613
7.77%, 12/15/37 (a)		21,712	23,014,720
Oasis Petroleum, Inc.:
6.50%, 11/01/21		34,493	35,139,744
6.88%, 3/15/22 (i)		20,136	20,639,400
ONEOK, Inc.:
4.25%, 2/01/22		6,382	6,413,910
7.50%, 9/01/23		16,365	18,819,750
Parsley Energy LLC/Parsley Finance Corp.:
6.25%, 6/01/24 (a)		8,292	8,725,672
5.38%, 1/15/25 (a)		7,434	7,459,276
PDC Energy, Inc.:
7.75%, 10/15/22		9,276	9,878,940
6.13%, 9/15/24 (a)		8,465	8,655,463
QEP Resources, Inc.:
6.88%, 3/01/21		16,842	17,894,625
5.38%, 10/01/22		18,207	18,252,517
5.25%, 5/01/23		10,749	10,775,873
Range Resources Corp.:
5.75%, 6/01/21 (a)		4,537	4,752,507
5.88%, 7/01/22 (a)(b)		34,505	35,885,200
5.00%, 3/15/23 (a)		13,112	12,980,880
Resolute Energy Corp., 8.50%, 5/01/20		16,799	17,092,983
Rockies Express Pipeline LLC:
6.85%, 7/15/18 (a)		2,091	2,208,619
6.00%, 1/15/19 (a)		6,053	6,355,650
5.63%, 4/15/20 (a)		8,215	8,646,287
6.88%, 4/15/40 (a)		41,526	41,318,370
RSP Permian, Inc.:
6.63%, 10/01/22		14,714	15,560,055
5.25%, 1/15/25 (a)		9,780	9,828,900
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		33,573	35,923,110

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
6.25%, 3/15/22	USD	11,373	$12,453,435
5.63%, 4/15/23		30,622	32,535,875
5.75%, 5/15/24		47,432	50,870,820
5.63%, 3/01/25		10,777	11,531,390
5.88%, 6/30/26 (a)		32,239	34,737,523
5.00%, 3/15/27 (a)		4,010	4,045,087
Sanchez Energy Corp.:
7.75%, 6/15/21		2,010	2,045,175
6.13%, 1/15/23 (b)		64,208	60,997,600
Seven Generations Energy Ltd.:
8.25%, 5/15/20 (a)		6,843	7,253,580
6.75%, 5/01/23 (a)		10,043	10,695,795
6.88%, 6/30/23 (a)		46,288	49,065,280
SM Energy Co.:
6.50%, 11/15/21		1,480	1,509,600
6.13%, 11/15/22		15,916	16,114,950
6.50%, 1/01/23		2,878	2,924,768
5.00%, 1/15/24		5,076	4,784,130
5.63%, 6/01/25		410	395,650
6.75%, 9/15/26		3,336	3,436,080
Southwestern Energy Co.:
7.50%, 2/01/18		1,415	1,471,600
5.80%, 1/23/20 (b)		36,931	38,038,930
4.10%, 3/15/22		20,727	19,582,870
6.70%, 1/23/25 (b)		824	842,540
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 9/15/24 (a)		11,660	11,572,550
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.38%, 8/01/22		23,209	24,021,315
5.25%, 5/01/23		995	1,004,950
6.75%, 3/15/24		4,996	5,358,210
5.13%, 2/01/25 (a)		5,312	5,272,160
5.38%, 2/01/27 (a)		3,189	3,157,110
Tesoro Corp.:
4.75%, 12/15/23 (a)		29,126	29,326,241
5.13%, 12/15/26 (a)		22,210	22,463,194
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.13%, 10/15/21		12,348	12,965,400
6.25%, 10/15/22		90	95,400
Tullow Oil PLC:
6.00%, 11/01/20		1,300	1,238,250
6.00%, 11/01/20 (a)		1,160	1,104,900
6.25%, 4/15/22 (a)		200	186,000
Whiting Petroleum Corp.:
5.00%, 3/15/19		9,574	9,611,434
5.75%, 3/15/21		108	107,551
Williams Cos., Inc.:
3.70%, 1/15/23		3,440	3,319,600
4.55%, 6/24/24		15,235	15,120,737
5.75%, 6/24/44		58,311	56,561,670
WPX Energy, Inc.:
7.50%, 8/01/20		17,030	18,307,250
6.00%, 1/15/22 (i)		23,266	23,847,650
8.25%, 8/01/23		11,700	13,074,750

			2,365,686,893
Paper & Forest Products — 0.2%
Lecta SA, 6.50%, 8/01/23	EUR	1,475	1,585,658
Louisiana-Pacific Corp., 4.88%, 9/15/24	USD	6,016	5,835,520
Norbord, Inc., 6.25%, 4/15/23 (a)		9,595	9,930,825
Norske Skog AS, 11.75%, 12/15/19	EUR	2,100	2,011,621

14	BLACKROCK FUNDS II	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Paper & Forest Products (continued)
Sappi Papier Holding GmbH, 4.00%, 4/01/23	EUR	2,000	$2,221,099
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (a)	USD	14,252	14,180,740

			35,765,463
Personal Products — 0.3%
Nature’s Bounty Co., 7.63%, 5/15/21 (a)		46,977	48,621,195
Pharmaceuticals — 1.4%
Capsugel SA, 7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (a)(j)		4,487	4,526,261
Endo Finance LLC, 5.75%, 1/15/22 (a)		11,305	9,976,663
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (a)		8,766	8,064,720
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/23 (a)		7,828	6,859,285
6.50%, 2/01/25 (a)		18,835	15,774,313
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/20 (a)		3,900	3,914,625
5.75%, 8/01/22 (a)		5,905	5,683,563
5.63%, 10/15/23 (a)		6,226	5,805,745
5.50%, 4/15/25 (a)		4,944	4,424,880
Prestige Brands, Inc., 6.38%, 3/01/24 (a)		15,850	16,642,500
Valeant Pharmaceuticals International, Inc.:
5.38%, 3/15/20 (a)		13,082	11,054,290
7.00%, 10/01/20 (a)		37,696	32,489,240
6.38%, 10/15/20 (a)		40,735	34,993,809
7.50%, 7/15/21 (a)		43,181	36,595,897
6.75%, 8/15/21 (a)		1,270	1,054,100
5.63%, 12/01/21 (a)		10,181	7,890,275
7.25%, 7/15/22 (a)		4,420	3,613,350
5.50%, 3/01/23 (a)		1,462	1,096,500
4.50%, 5/15/23	EUR	1,214	920,487
5.88%, 5/15/23 (a)	USD	36,681	27,694,155
6.13%, 4/15/25 (a)		38,571	28,976,464

			268,051,122
Real Estate Management & Development — 0.7%
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (j)	GBP	4,178	6,023,788
Aroundtown Property Holdings PLC, 3.00%, 5/05/20 (l)	EUR	1,200	1,619,403
ATF Netherlands BV, 2.13%, 3/13/23		3,300	3,456,555
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/19 (a)	USD	8,254	8,501,620
5.25%, 12/01/21 (a)		32,906	33,728,650
4.88%, 6/01/23 (a)		80,310	77,499,150

			130,829,166
Road & Rail — 0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.13%, 6/01/22 (a)		18,760	18,384,800
5.50%, 4/01/23		8,724	8,571,330
6.38%, 4/01/24 (a)		10,770	10,756,537
5.25%, 3/15/25 (a)		33,844	31,559,530
Avis Budget Finance PLC, 4.13%, 11/15/24	EUR	3,700	3,896,766
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (a)	USD	14,608	15,119,280
Hertz Corp.:
5.88%, 10/15/20		18,320	17,907,800
7.38%, 1/15/21		8,814	8,836,035
5.50%, 10/15/24 (a)		17,496	15,287,130
Hertz Holdings Netherlands BV, 4.13%, 10/15/21	EUR	2,525	2,684,530

Corporate Bonds		Par (000)	Value
Road & Rail (continued)
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (a)	USD	7,749	$8,020,215

			141,023,953
Semiconductors & Semiconductor Equipment — 0.8%
Advanced Micro Devices, Inc.:
7.50%, 8/15/22		3,731	4,038,807
7.00%, 7/01/24		3,170	3,288,875
Micron Technology, Inc.:
5.25%, 8/01/23 (a)		20,291	20,367,091
7.50%, 9/15/23 (a)		4,900	5,426,750
5.50%, 2/01/25		2,070	2,059,650
5.63%, 1/15/26 (a)		6,220	6,165,575
3.00%, 11/15/43		17,145	17,027,128
Microsemi Corp., 9.13%, 4/15/23 (a)		2,477	2,885,705
NXP BV/NXP Funding LLC:
4.13%, 6/15/20 (a)		15,678	16,226,730
4.13%, 6/01/21 (a)		23,150	23,902,375
4.63%, 6/15/22 (a)		15,667	16,411,183
3.88%, 9/01/22 (a)		8,004	8,104,050
5.75%, 3/15/23 (a)		10,277	10,842,235
4.63%, 6/01/23 (a)		9,329	9,795,450
Versum Materials, Inc., 5.50%, 9/30/24 (a)		7,948	8,126,830

			154,668,434
Software — 1.5%
BMC Software Finance, Inc., 8.13%, 7/15/21 (a)		39,166	36,595,731
Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.63%, 11/15/24 (a)		34,035	36,024,346
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 8/01/22 (a)		2,990	2,519,075
Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% (7.13% Cash or 7.88% PIK), 5/01/21 (a)(j)		16,832	17,336,960
Infor U.S., Inc., 6.50%, 5/15/22		68,946	71,876,205
Informatica LLC, 7.13%, 7/15/23 (a)		11,352	10,841,160
Nuance Communications, Inc.:
5.38%, 8/15/20 (a)		4,677	4,811,464
6.00%, 7/01/24 (a)		9,015	9,307,987
5.63%, 12/15/26 (a)		6,667	6,555,328
PTC, Inc., 6.00%, 5/15/24		6,916	7,296,380
Sophia LP/Sophia Finance, Inc., 9.00%, 9/30/23 (a)		8,280	8,797,500
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23		36,534	37,858,357
TIBCO Software, Inc., 11.38%, 12/01/21 (a)		23,678	23,678,000
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 2/01/23	EUR	3,040	2,961,022

			276,459,515
Specialty Retail — 0.8%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	USD	27,465	28,082,963
Autodis SA:
4.38%, 5/01/22	EUR	1,400	1,540,032
4.38%, 5/01/22 (b)		975	1,046,105
Group 1 Automotive, Inc., 5.00%, 6/01/22	USD	4,355	4,300,563
Groupe Fnac SA, 3.25%, 9/30/23	EUR	1,875	2,028,003
L Brands, Inc., 6.88%, 11/01/35	USD	25,352	25,859,040
Michaels Stores, Inc., 5.88%, 12/15/20 (a)		3,542	3,648,260
Mobilux Finance SAS, 5.50%, 11/15/24	EUR	1,050	1,159,361
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)	USD	33,369	24,776,483

BLACKROCK FUNDS II	DECEMBER 31, 2016	15

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Specialty Retail (continued)
Penske Automotive Group, Inc.:
5.75%, 10/01/22	USD	15,176	$15,631,280
5.38%, 12/01/24		10,842	10,814,895
5.50%, 5/15/26		12,374	12,219,325
Sally Holdings LLC/Sally Capital, Inc.:
5.75%, 6/01/22		4,950	5,141,813
5.50%, 11/01/23		3,225	3,345,937
Sonic Automotive, Inc., 5.00%, 5/15/23		2,939	2,858,178
THOM Europe SAS, 7.38%, 7/15/19	EUR	2,100	2,332,154

			144,784,392
Technology Hardware, Storage & Peripherals — 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.13%, 6/15/24 (a)	USD	33,803	37,527,347
Western Digital Corp.:
7.38%, 4/01/23 (a)		20,664	22,730,400
10.50%, 4/01/24 (a)		20,611	24,372,507

			84,630,254
Textiles, Apparel & Luxury Goods — 0.1%
BiSoho SAS, 5.88%, 5/01/23	EUR	2,805	3,181,430
Hanesbrands, Inc., 4.63%, 5/15/24 (a)	USD	3,407	3,304,790
PVH Corp.:
4.50%, 12/15/22		5,000	5,075,000
7.75%, 11/15/23		450	523,125
Springs Industries, Inc., 6.25%, 6/01/21		2,844	2,943,540

			15,027,885
Thrifts & Mortgage Finance — 0.3%
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
7.38%, 4/01/20 (a)		13,150	13,150,000
6.88%, 4/15/22 (a)		24,154	23,308,610
MGIC Investment Corp., 5.75%, 8/15/23		10,772	11,229,810
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (a)		9,040	9,153,000

			56,841,420
Trading Companies & Distributors — 1.6%
Aircastle Ltd.:
7.63%, 4/15/20		1,026	1,161,945
5.13%, 3/15/21		4,779	5,089,635
5.50%, 2/15/22		18,858	19,989,480
American Builders & Contractors Supply Co., Inc.:
5.63%, 4/15/21 (a)		5,985	6,164,550
5.75%, 12/15/23 (a)		23,500	24,205,000
Ashtead Capital, Inc., 5.63%, 10/01/24 (a)		4,934	5,168,365
Beacon Roofing Supply, Inc., 6.38%, 10/01/23		19,508	20,812,695
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (a)		30,366	29,606,850
HD Supply, Inc.:
5.25%, 12/15/21 (a)		85,747	90,463,085
5.75%, 4/15/24 (a)		55,318	58,399,213
Herc Rentals, Inc.:
7.50%, 6/01/22 (a)		11,060	11,654,475
7.75%, 6/01/24 (a)		6,402	6,730,103
Loxam SAS, 3.50%, 5/03/23	EUR	1,100	1,149,582
Rexel SA, 3.50%, 6/15/23		7,792	8,567,279
United Rentals North America, Inc.:
7.63%, 4/15/22	USD	3,026	3,184,865
6.13%, 6/15/23		4,701	4,983,060
5.75%, 11/15/24		5,519	5,794,950
5.88%, 9/15/26		400	411,500

			303,536,632
Transportation Infrastructure — 0.0%
Silk Bidco AS, 7.50%, 2/01/22	EUR	2,869	3,193,113

Corporate Bonds		Par (000)	Value
Transportation Infrastructure (continued)
Swissport Investments SA, 6.75%, 12/15/21	EUR	2,745	$3,140,346

			6,333,459
Wireless Telecommunication Services — 3.6%
Digicel Group Ltd., 7.13%, 4/01/22 (a)	USD	13,495	10,468,611
Digicel Ltd., 6.00%, 4/15/21 (a)		60,233	54,478,942
Matterhorn Telecom SA, 3.88%, 5/01/22	EUR	4,075	4,424,256
SoftBank Group Corp.:
4.00%, 7/30/22	EUR	1,510	1,730,576
4.75%, 7/30/25		3,388	3,869,534
Sprint Capital Corp.:
6.90%, 5/01/19	USD	13,935	14,753,681
6.88%, 11/15/28		113,717	112,295,537
8.75%, 3/15/32		3,683	4,051,300
Sprint Communications, Inc.:
9.00%, 11/15/18 (a)		134,333	148,102,133
7.00%, 8/15/20		33,125	35,116,144
Sprint Corp.:
7.25%, 9/15/21		39,317	41,774,313
7.88%, 9/15/23		45,998	49,102,865
7.13%, 6/15/24		73,956	76,174,680
T-Mobile USA, Inc.:
6.25%, 4/01/21		17,305	17,997,200
6.73%, 4/28/22		9,345	9,765,525
6.00%, 3/01/23		43,702	46,160,237
6.63%, 4/01/23		11,210	11,882,600
6.84%, 4/28/23		8,795	9,421,644
6.38%, 3/01/25		5,030	5,375,813
6.50%, 1/15/26		18,968	20,509,150

			677,454,741
Total Corporate Bonds — 80.6%			15,202,074,077

Floating Rate Loan Interests (b)		Par (000)	Value
Air Freight & Logistics — 0.1%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan,, 6.50%, 3/19/21		9,281	7,552,788
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		9,555	7,774,985
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		1,444	1,174,848
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21		13,607	11,073,043

			27,575,664
Airlines — 0.1%
Air Medical Group Holdings, Inc., Initial Term Loan, 4.25%, 4/28/22		8,560	8,538,251
Northwest Airlines, Inc.:
Term Loan B757-200 (N551), 2.46%, 9/10/18		2,786	2,733,852
Term Loan B757-200 (N554), 2.46%, 9/10/18		2,811	2,757,827
Term Loan B757-300 (N550), 1.77%, 3/10/17		2,768	2,715,555
Term Loan B757-300 (N583), 2.39%, 3/10/17		1,139	1,134,672
Term Loan B757-300 (N584), 2.39%, 3/10/17		1,141	1,136,573

			19,016,730

16	BLACKROCK FUNDS II	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Building Products — 0.1%
Wilsonart LLC, Tranche C Term Loan, 3.50%, 12/19/23	USD	13,178	$13,281,328
Chemicals — 0.2%
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 8/12/22		29,720	29,905,332
Chemours Co., Tranche B Term Loan, 3.77%, 5/12/22		1,450	1,440,011
MacDermid, Inc. (Platform Specialty Products Corp.), Tranche B-5 Term Loan, 4.50%, 6/07/20		6,469	6,536,458

			37,881,801
Commercial Services & Supplies — 0.0%
Laureate Education, Inc., Series 2021 Extended Term Loan, 8.16%, 3/17/21		6	5,877
Construction & Engineering — 0.1%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		24,857	24,772,249
Containers & Packaging — 0.2%
Flex Acquisition Co., Inc. (AKA Novolex), Term Loan B, 3.25%, 12/15/23		30,247	30,498,958
Signode Industrial Group Lux SA (Signode Industrial Group U.S., Inc.), Initial Term B Loan, 3.75% - 4.00%, 5/01/21		9,010	9,077,860

			39,576,818
Diversified Financial Services — 0.0%
Camelot U.S. Acquisition 1 Co. (AKA Thomson Reuters Intellectual Property & Science), Initial Term Loan, 4.75%, 10/03/23		10	9,611
Diversified Telecommunication Services — 1.4%
Consolidated Communications, Inc., 2016 Incremental Term Loan, 3.00%, 10/05/23		20,447	20,552,915
Hawaiian Telcom Communications, Inc., Term Loan, 5.25%, 6/06/19		1,100	1,109,257
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19		71,572	69,103,804
Ligado Networks LLC (FKA New LightSquared LLC), Junior Loan, 13.50%, 12/07/20		201,539	139,188,555
Virgin Media Bristol LLC, I Facility, 2.75%, 1/31/25		36,370	36,511,116

			266,465,647
Electric Utilities — 0.3%
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), 2016 Additional Term Loan (DIP), 4.25%, 6/30/17		8,554	8,603,185
Vistra Operations Co. LLC (FKA Tex Operations Co. LLC):
2016 Incremental Term Loan, 3.25%, 12/14/23		19,450	19,693,125
Initial Term C Loan, 5.00%, 8/04/23		6,158	6,228,237
Initial Term Loan, 5.00%, 8/04/23		26,419	26,720,086

			61,244,633
Electrical Equipment — 0.3%
Cortes NP Acquisition Corp. (Vertiv Co.), Initial Term Loan, 6.00%, 11/30/23		46,235	46,812,431
Energy Equipment & Services — 0.1%
Weatherford International Ltd., Loan, 3.08%, 7/13/20		20,469	19,496,815
Health Care Equipment & Supplies — 0.3%
Alere, Inc. (FKA IM U.S. Holdings LLC), B Term Loan, 4.25%, 6/20/22		19,840	19,815,518

Floating Rate Loan Interests (b)		Par (000)	Value
Health Care Equipment & Supplies (continued)
DJO Finance LLC, Initial Term Loan, 4.25%, 6/08/20	USD	10,178	$9,754,906
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-2 Loan, 5.00%, 8/17/18		25,914	25,007,237

			54,577,661
Health Care Providers & Services — 0.1%
MPH Acquisition Holdings LLC, Initial Term Loan, 5.00%, 6/07/23		8,925	9,073,201
Vizient, Inc., Term B-2 Loan, 5.00%, 2/13/23		6,083	6,164,546

			15,237,747
Hotels, Restaurants & Leisure — 1.1%
Amaya Holdings BV:
Initial Term B Loan (First Lien), 5.00%, 8/01/21		28,476	28,562,866
Initial Term B Loan (Second Lien), 8.00%, 8/01/22		1,175	1,170,910
Caesars Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.), Term B-7 Loan, 0.00% - 1.50%, 3/01/17		33,687	39,413,930
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		141,814	142,967,403
Four Seasons Holdings, Inc., Additional Term Loan, 3.75%, 11/30/23		2,551	2,578,321

			214,693,430
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp., Term Loan, 2.75%, 1/25/24		11,262	11,303,410
Insurance — 0.1%
Alliant Holdings Intermediate LLC, 2016 Term Loan, 5.25%, 8/12/22		7,843	7,908,097
AssuredPartners, Inc., 2016 Refinancing Term Loan, 5.25%, 10/21/22		7,542	7,644,024

			15,552,121
Leisure Products — 0.0%
Leslie’s Poolmart, Inc., Tranche B Term Loan, 5.25%, 8/16/23		2,573	2,599,904
Life Sciences Tools & Services — 0.3%
DPX Holdings BV (FKA JLL/Delta Dutch Newco BV), 2015 Incremental Dollar Term Loan, 4.25%, 3/11/21		17,175	17,289,164
Inventiv Group Holdings, Inc., Initial Term Loan, 4.75%, 11/09/23		21,556	21,732,975
Jaguar Holding Co. I (AKA Pharmaceutical Product Development, Inc.), Initial Term Loan, 4.25%, 8/18/22		23,845	24,089,652

			63,111,791
Machinery — 0.3%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.00%, 12/13/19		24,620	23,239,880
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/06/21		26,691	26,690,781

			49,930,661
Media — 0.4%
Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien), 4.25%, 7/23/21		7,952	7,973,830
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.), Term Loan, 0.00%, 6/30/16 (c)(d)(k)		7,781	1

BLACKROCK FUNDS II	DECEMBER 31, 2016	17

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Media (continued)
iHeartCommunications, Inc. (FKA Clear Channel Communications, Inc.), Tranche D Term Loan, 7.52%, 1/30/19	USD	56,159	$45,629,031
Radiate Holdco LLC (AKA RCN Grande), Term Loan, 3.00%, 12/09/23		16,971	17,074,693

			70,677,555
Metals & Mining — 0.1%
FMG Resources (August 2006) Property Ltd. (FMG America Finance, Inc.), Term Loan, 4.25%, 6/30/19		11,261	11,283,530
Oil, Gas & Consumable Fuels — 1.3%
California Resources Corp.:
Loan, 11.38%, 12/31/21		27,360	30,323,909
Term Loan, 3.70%, 9/24/19		35,599	34,352,754
Chesapeake Energy Corp., Class A Loan, 8.50%, 8/23/21		100,113	108,830,853
CITGO Holding, Inc., Term Loan, 9.50%, 5/12/18		10,523	10,668,136
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20		5,174	5,018,725
Ultra Resources, Inc., Revolving Credit, 4.75%, 10/06/16 (d)(k)		50,400	47,029,752

			236,224,129
Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International, Inc.:
Series A-3 Tranche A Term Loan, 3.72%, 10/20/18		4,506	4,490,085
Series C-2 Tranche B Term Loan, 5.25%, 12/11/19		4,379	4,366,498
Series D-2 Tranche B Term Loan, 5.00%, 2/13/19		1,526	1,523,667
Series E-1 Tranche B Term Loan, 5.25%, 8/05/20		16,720	16,668,426

			27,048,676
Software — 1.0%
BMC Software Finance, Inc., Initial U.S. Term Loan, 5.00%, 9/10/20		46,775	46,658,294
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-5 Term Loan, 3.75%, 6/03/20		20,351	20,367,985
Information Resources, Inc. (FKA Symphonyiri Group, Inc.), Term Loan, 4.25%, 12/20/23		4,743	4,772,644
Kronos, Inc.:
Initial Term Loan (First Lien), 5.00%, 11/01/23		36,039	36,461,377
Initial Term Loan (Second Lien), 9.25%, 11/01/24		35,598	36,643,869
RP Crown Parent LLC, Initial Term Loan, 4.50%, 10/12/23		11,136	11,244,576
TIBCO Software, Inc., Term Loan, 6.50%, 12/04/20		35,795	35,906,777

			192,055,522
Specialty Retail — 0.0%
J. Crew Group, Inc., Term Loan, 4.00%, 3/05/21		7,423	4,184,660
Technology Hardware, Storage & Peripherals — 0.0%
Oberthur Technologies Holding SAS (FKA OT Frenchco 1 SAS):
Facility B1 (USD), 3.75%, 12/15/23		3,195	3,220,934
Facility B2 (USD), 3.75%, 12/15/23		5,177	5,220,135

			8,441,069
Total Floating Rate Loan Interests — 8.1%			1,533,061,470

Foreign Agency Obligations		Par (000)	Value
Canada — 0.2%
NOVA Chemicals Corp.:
5.25%, 8/01/23 (a)	USD	16,623	$16,789,230
5.00%, 5/01/25 (a)		9,634	9,438,333

			26,227,563
France — 0.0%
Areva SA, 4.88%, 9/23/24	EUR	6,300	6,830,670
Mexico — 0.0%
Petroleos Mexicanos, 5.38%, 3/13/22 (a)	USD	2,420	2,478,032
Total Foreign Agency Obligations — 0.2%			35,536,265

Investment Companies		Shares	Value
Financial Select Sector SPDR Fund (n)		3,911,864	90,950,838
iShares iBoxx $ High Yield Corporate Bond ETF (n)		3,846,083	332,878,484
Pershing Square Holdings Ltd. (a)		14,000,000	13,860,000
SPDR Bloomberg Barclays High Yield Bond ETF (n)		1,450,000	52,852,500
SPDR S&P Oil & Gas Exploration & Production ETF		239,422	9,916,859
Uranium Participation Corp.		1,150,920	3,257,361
Total Investment Companies — 2.7%			503,716,042

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 0.2%
Core Industrial Trust, Series 2015-CALW, Class G, 3.85%, 2/10/34 (a)(b)	USD	6,000	5,655,120
Credit Suisse Mortgage Capital Certificates, Series 2014-TIKI, Class F, 4.53%, 9/15/38 (a)(b)		2,330	2,244,701
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class EFX, 3.38%, 12/15/34 (a)(b)		20,075	19,118,771
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 6/10/28 (a)(b)		1,000	981,155
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (a)(b)		13,572	13,592,253
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AJ, 5.63%, 10/15/48 (b)		1,620	1,617,517

			43,209,517
Total Non-Agency Mortgage-Backed Securities — 0.2%			43,209,517

Other Interests (o)		Beneficial Interest (000)	Value
Auto Components — 0.0%
Lear Corp., Escrow (d)(k)		7,955	1
Lear Corp., Escrow (d)(k)		7,495	1

			2
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (d)(k)		9,030	519,225
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (d)(k)		5,675	326,313
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (d)		5,500	316,250

18	BLACKROCK FUNDS II	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Other Interests (o)		Beneficial Interest (000)	Value
Capital Markets (continued)
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (d)(k)	USD	2,520	$144,900
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (d)		1,000	58,000

			1,364,688
Electric Utilities — 0.0%
Mirant America Corp., Escrow (d)(k)		3,270	—
Mirant America, Inc., Escrow (d)(k)		1,880	—
Mirant Americas Generation LLC, Escrow (d)(k)		1,215	—

			—
Household Durables — 0.2%
Stanley-Martin, Class B Membership Units (d)(g)		20	39,494,803
Media — 0.0%
Adelphia Communications Corp., Escrow (d)(k)		800	—
Adelphia Communications Corp., Escrow (d)(k)		325	12
Century Communications, Escrow (d)(k)		625	—

			12
Total Other Interests — 0.2%			40,859,505

Preferred Securities
Capital Trusts		Par (000)	Value
Banks — 1.2%
Banco Bilbao Vizcaya Argentaria SA:
6.75% (b)(m)	EUR	1,800	1,804,244
8.88% (b)(m)		600	679,025
7.00% (b)(m)		5,400	5,451,500
Banco Popular Espanol SA:
8.25% (b)(m)		1,000	926,704
11.50% (b)(m)		6,400	6,745,944
Banco Santander SA, 6.25% (b)(m)		5,500	5,413,272
Bank of America Corp.:
Series X, 6.25% (b)(m)	USD	29,294	29,294,000
Series Z, 6.50% (b)(m)		13,736	14,354,120
Bank of Ireland, 7.38% (b)(m)	EUR	2,016	2,159,924
Barclays PLC, 7.88% (b)(m)	USD	2,200	2,227,500
BNP Paribas SA:
7.20% (b)(m)		1,100	1,199,000
7.38% (a)(b)(m)		675	679,181
Citigroup, Inc.:
5.95% (b)(m)		11,322	11,477,677
Series N, 5.80% (b)(m)		19,380	19,549,575
Series O, 5.88% (b)(m)		6,570	6,635,700
Series R, 6.13% (b)(m)		14,372	14,875,020
Cooperatieve Rabobank UA:
5.50% (b)(m)	EUR	2,300	2,445,315
6.63% (b)(m)		1,000	1,125,148
Danske Bank A/S, 5.75% (b)(m)		2,000	2,185,899
DNB Bank ASA, 6.50% (b)(m)	USD	3,425	3,491,787
Erste Group Bank AG, 8.88% (b)(m)	EUR	800	905,282
Intesa Sanpaolo SpA:
7.00% (b)(m)		5,900	6,128,366
8.05% (b)(m)		400	445,273
7.70% (a)(b)(m)	USD	4,900	4,599,875
JPMorgan Chase & Co.:
Series Q, 5.15% (b)(m)		14,285	13,662,174
Series V, 5.00% (b)(m)		22,540	22,483,650
Series X, 6.10% (b)(m)		9,815	9,931,553

Capital Trusts		Par (000)	Value
Banks (continued)
Royal Bank of Scotland Group PLC, 8.63% (b)(m)	USD	10,371	$10,578,420
Société Générale SA:
7.38% (a)(b)(m)		3,150	3,144,708
8.88% (b)(m)	GBP	900	1,172,943
Swedbank AB, 6.00% (b)(m)	USD	600	603,474
UniCredit SpA, 9.25% (b)(m)	EUR	3,325	3,703,036
Wells Fargo & Co., Series U, 5.88% (b)(m)	USD	12,099	12,702,740

			222,782,029
Capital Markets — 0.2%
Credit Suisse Group AG, 6.25% (a)(b)(m)		6,104	5,940,413
Goldman Sachs Group, Inc., Series L, 5.70% (b)(m)		8,456	8,665,709
Morgan Stanley, Series H, 5.45% (b)(m)		8,391	8,307,090
UBS Group AG:
5.75% (b)(m)	EUR	5,350	5,920,266
6.88% (b)(m)	USD	1,966	2,000,405
7.00% (b)(m)		1,775	1,862,472

			32,696,355
Chemicals — 0.0%
LANXESS AG, 4.50%, 12/06/76 (b)	EUR	1,975	2,157,806
Solvay Finance SA, 5.12% (b)(m)		4,136	4,661,078

			6,818,884
Diversified Financial Services — 0.0%
HBOS Capital Funding LP, 6.85% (m)	USD	2,050	2,067,835
Origin Energy Finance Ltd.:
7.88%, 6/16/71 (b)	EUR	1,000	1,120,108
4.00%, 9/16/74 (b)		1,950	2,034,517

			5,222,460
Diversified Telecommunication Services — 0.0%
Koninklijke KPN NV, 6.13% (b)(m)		3,332	3,754,506
Electric Utilities — 0.1%
Enel SpA:
6.50%, 1/10/74 (b)		5,715	6,475,737
5.00%, 1/15/75 (b)		1,500	1,671,509
7.75%, 9/10/75 (b)	GBP	950	1,280,325
Gas Natural Fenosa Finance BV:
3.38% (b)(m)	EUR	4,100	4,031,809
4.13% (b)(m)		1,900	2,030,043

			15,489,423
Insurance — 0.1%
Assicurazioni Generali SpA, 6.42% (b)(m)	GBP	2,200	2,746,542
Credit Agricole SA, 6.50% (b)(m)	EUR	4,590	4,990,682

			7,737,224
Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25% (a)(m)	USD	2,827	2,968,350
SES SA, 5.63% (b)(m)	EUR	432	465,501

			3,433,851
Metals & Mining — 0.0%
BHP Billiton Finance Ltd., 4.75% (b)(m)		1,800	2,050,148
Oil, Gas & Consumable Fuels — 0.1%
DCP Midstream LLC, 5.85%, 5/21/43 (a)(b)	USD	2,865	2,435,250
Repsol International Finance BV, 4.50%, 3/25/75 (b)	EUR	5,349	5,301,928
TOTAL SA, 3.88% (b)(m)		5,475	6,080,260

			13,817,438

BLACKROCK FUNDS II	DECEMBER 31, 2016	19

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Capital Trusts		Par (000)	Value
Wireless Telecommunication Services — 0.1%
Orange SA:
4.00% (b)(m)	EUR	1,000	$1,110,634
5.75% (b)(m)	GBP	1,500	1,924,958
Telefonica Europe BV:
3.75% (b)(m)	EUR	1,500	1,543,454
4.20% (b)(m)		11,600	12,454,388
5.00% (b)(m)		2,400	2,617,950
6.50% (b)(m)		1,000	1,120,824
6.75% (b)(m)	GBP	1,700	2,178,896

			22,951,104
Total Capital Trusts — 1.8%			336,753,422

Preferred Securities		Shares	Value
Preferred Stocks
Diversified Financial Services — 0.0%
Concrete Investment II SCA (d)(m)		34,464	3,881,816
Hotels, Restaurants & Leisure — 0.6%
Amaya, Inc. (d)(l)(m)		131,343	104,818,102
Wireless Telecommunication Services — 0.0%
CF-B L2 (D), LLC (Acquired 4/08/15- 12/07/15, cost $3,422,703) (d)(f)(m)		3,446,312	2,893,524
Total Preferred Stocks — 0.6%			111,593,442

Trust Preferreds		Shares	Value
Consumer Finance — 0.3%
GMAC Capital Trust I, Series 2, 6.69%, 2/15/40 (b)		2,348,443	59,650,452
Total Preferred Securities — 2.7%			507,997,316

Warrants		Shares	Value
Media — 0.0%
HMH Holdings, Inc. (Education Media) (Expires 6/22/19) (d)		11,931	14,592
Oil, Gas & Consumable Fuels — 0.0%
Peninsula Energy Ltd. (Expires 12/31/17) (d)(h)		1,961,180	—
Peninsula Energy Ltd. (Expires 12/31/18) (d)(h)		3,502,309	227,470

			227,470
Total Warrants — 0.0%			242,062
Total Long-Term Investments (Cost — $18,531,443,045) — 99.2%			18,713,120,889

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.36% (p)(q)	347,962,455	$347,962,455
SL Liquidity Series, LLC, Money Market Series, 0.95% (p)(q)(r)	188,053,616	188,072,422
Total Short-Term Securities (Cost — $536,039,175) — 2.8%		536,034,877

Options Purchased
(Cost — $13,077,378) — 0.1%		9,859,253
Total Investments Before Options Written (Cost — $19,080,559,598*) — 102.1%		19,259,015,019

Options Written
(Premiums Received — $ 4,265,981) — (0.0)%		(324,462)
Total Investments Net of Options Written — 102.1%		19,258,690,557
Liabilities in Excess of Other Assets — (2.1)%		(398,326,480)

Net Assets — 100.0%		$18,860,364,077

Notes to Consolidated Schedule of Investments

*	As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$19,151,156,293

Gross unrealized appreciation	$633,326,699
Gross unrealized depreciation	(525,467,973)

Net unrealized appreciation	$107,858,726

20	BLACKROCK FUNDS II	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Zero-coupon bond.

(d)	Non-income producing security.

(e)	Securities contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(f)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $2,991,771 and an original cost of $3,520,950 which was less than 0.05% of its net assets.

(g)	All or a portion of security is held by a wholly-owned subsidiary.

(h)	During the period ended December 31, 2016, investments in issuers that are affiliated persons and/or related parties of the Fund, as applicable, were as follows:

Affiliate	Shares Held at September 30, 2016	Shares Purchased	Shares Sold	Shares Held at December 31, 2016	Value at December 31, 2016
Peninsula Energy Ltd.	13,944,024	—	—	13,944,024	$5,635,130
Peninsula Energy Ltd., Warrants (Expires 12/31/17)	1,961,180	—	—	1,961,180	—
Peninsula Energy Ltd., Warrants (Expires 12/31/18)	3,502,309	—	—	3,502,309	227,470
Total					$5,862,600

(i)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(k)	Issuer filed for bankruptcy and/or is in default.

(l)	Convertible security.

(m)	Perpetual security with no stated maturity date.

(n)	Security, or a portion of security, is on loan.

(o)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(p)	During the period ended December 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Shares Purchased		Shares Sold	Shares Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain (Loss)
BlackRock Liquidity Funds, T-Fund, Institutional Class	258,744,884	89,217,571	[1]	—	347,962,455	$347,962,455	$216,030		$ 2,427
SL Liquidity Series, LLC, Money Market Series	199,272,779	—		(11,219,163)[2]	188,053,616	188,072,422	363,914	[3]	8,303
iShares iBoxx $ High Yield Corporate Bond ETF	1,707,968	6,295,612		(4,157,497)	3,846,083	332,878,484	2,812,740		(5,268,867)
Total						$868,913,361	$3,392,684		$(5,258,137)

[1]	Represents net shares purchased.

[2]	Represents net shares sold.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(q)	Current yield as of period end.

(r)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	0.75%	8/18/16	Open	$18,153,525	$18,205,716	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	8/30/16	Open	11,790,750	11,821,701	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	8/30/16	Open	2,744,820	2,752,025	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	8/30/16	Open	1,361,600	1,365,174	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	8/30/16	Open	7,166,090	7,191,171	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	(1.75)%	10/18/16	Open	14,157,500	14,105,196	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	10/28/16	Open	4,532,820	4,538,769	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.00%	11/03/16	Open	21,869,670	21,869,670	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	11/03/16	Open	7,652,610	7,662,335	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	11/03/16	Open	41,477,500	41,530,211	Corporate Bonds	Open/Demand

BLACKROCK FUNDS II	DECEMBER 31, 2016	21

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	1.00%	11/07/16	Open	$3,282,870	$3,287,886	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.00%	11/17/16	Open	17,982,000	18,003,480	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	12/01/16	Open	2,012,920	2,014,136	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(3.00)%	12/05/16	Open	1,726,847	1,722,818	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	(1.50)%	12/05/16	Open	1,953,125	1,950,846	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	12/05/16	Open	30,507,700	30,524,861	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(1.00)%	12/09/16	Open	7,950,000	7,945,142	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/09/16	Open	8,708,160	8,711,411	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(0.13)%	12/15/16	Open	4,203,000	4,202,737	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.25%	12/15/16	Open	4,520,239	4,520,804	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.25%	12/15/16	Open	7,450,000	7,450,931	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50%	12/15/16	Open	3,957,559	3,958,548	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.00%	12/15/16	Open	37,086,000	37,104,543	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.00%	12/15/16	Open	6,036,000	6,039,018	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	(0.38)%	12/20/16	Open	10,538,000	10,536,573	Corporate Bonds	Open/Demand
Total				$278,821,305	$279,015,702

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(73)	Euro-Bobl	March 2017	USD	10,268,627	$(99,965)
(147)	Euro-Bund	March 2017	USD	25,400,587	(349,352)
(413)	S&P 500 E-Mini Index	March 2017	USD	46,177,530	658,665
Total					$209,348

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,075,173	AUD	14,898,000	National Australia Bank Ltd.	1/05/17	$ 325,758
USD	137,008,224	CAD	184,150,000	JPMorgan Chase Bank N.A.	1/05/17	(156,393)
USD	952,536	EUR	893,000	Goldman Sachs International	1/05/17	12,206
USD	3,111,316	EUR	2,900,000	Goldman Sachs International	1/05/17	57,615
USD	3,159,082	EUR	2,930,000	Goldman Sachs International	1/05/17	73,791
USD	5,910,516	EUR	5,560,000	Goldman Sachs International	1/05/17	55,835
USD	629,466,849	EUR	591,889,000	Goldman Sachs International	1/05/17	6,207,590
USD	834,660	EUR	776,000	Morgan Stanley & Co. International PLC	1/05/17	17,532
USD	2,948,021	EUR	2,763,896	Northern Trust Corp.	1/05/17	37,638
USD	1,414,142	EUR	1,324,000	Standard Chartered Bank	1/05/17	19,970
USD	218,572	GBP	173,000	Citibank N.A.	1/05/17	5,329
USD	358,531	GBP	287,000	Citibank N.A.	1/05/17	4,769
USD	111,513,117	GBP	89,293,000	Royal Bank of Scotland PLC	1/05/17	1,448,806
USD	18,926,084	EUR	17,920,000	Barclays Bank PLC	2/03/17	110,460
Total						$8,220,906

22	BLACKROCK FUNDS II	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Exchange-Traded Options Purchased
Description	Put/Call	Expiration Date	Strike Price		Contracts	Value
iShares Russell 2000 Index ETF	Put	1/20/17	USD	132.00	38,172	$4,886,016

OTC Options Purchased
Description	Put/Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Marsico Parent Superholdco LLC	Call	Goldman Sachs & Co.	12/14/19	USD	942.86	107	$1

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Value
10-Year Interest Rate Swap	Citibank N.A.	Put	2.40%	Pay	3-month LIBOR	2/28/17	USD 498,590	$4,973,236

Exchange-Traded Options Written

Description	Put/Call	Expiration Date	Strike Price		Contracts	Value
iShares Russell 2000 Index ETF	Put	1/20/17	USD	119.00	38,172	$(324,462)

Centrally Cleared Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
CDX.NA.HY Series 27 Version 1	5.00%	12/20/21	B+	USD 750,091	$19,856,531

[1]	Using S&P’s rating of the underlying securities of the index.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Sell Protection

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Charter Communication, Inc.	8.00%	Deutsche Bank AG	9/20/17	Not Rated	USD	16,770	$ 981,345	$ (288)	$ 981,633
CNH Industrial NV	5.00%	BNP Paribas S.A.	12/20/20	BB+	EUR	1,489	207,373	137,582	69,791
CNH Industrial NV	5.00%	Goldman Sachs International	6/20/21	BB+	EUR	591	85,573	52,651	32,922
Fiat Chrysler Automobiles NV	5.00%	Citibank N.A.	12/20/21	BB	EUR	920	57,987	65,855	(7,868)
Navient Corp.	5.00%	Goldman Sachs Bank USA	12/20/21	BB-	USD	5,000	313,795	264,463	49,332
Peugeot SA	5.00%	BNP Paribas S.A.	12/20/21	Not Rated	EUR	920	143,932	134,810	9,122
UniCredit SpA	1.00%	Barclays Bank PLC	12/20/21	BBB-	EUR	920	(34,266)	(53,384)	19,118
UniCredit SpA	1.00%	BNP Paribas S.A.	12/20/21	BBB-	EUR	270	(10,040)	(12,451)	2,411
UniCredit SpA	1.00%	JPMorgan Chase Bank N.A.	12/20/21	BBB-	EUR	400	(14,899)	(22,068)	7,169
Total							$1,730,800	$567,170	$1,163,630

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK FUNDS II	DECEMBER 31, 2016	23

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

OTC Total Return Swaps
Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Value	Premiums Received	Unrealized Appreciation (Depreciation)
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	Goldman Sachs International	3/20/17	USD	74,400	$ 5,042,984	$ (1,336)	$ 5,044,320
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	Goldman Sachs International	3/20/17	USD	50,000	1,278,955	(74,997)	1,353,952
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	JPMorgan Chase Bank N.A.	3/20/17	USD	34,500	642,079	(59,141)	701,220
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	Morgan Stanley & Co. International PLC	3/20/17	USD	34,500	968,748	(51,748)	1,020,496
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	Goldman Sachs International	3/20/17	USD	159,000	5,232,156	(94,242)	5,326,398
Morgan Stanley Energy Long Basket Index	Overnight OIS plus 0.25%[1]	Morgan Stanley & Co. International PLC	3/30/17		5,719[2]	624,899	—	624,899
Morgan Stanley Energy Long Basket Index	Overnight OIS plus 0.25%[1]	Morgan Stanley & Co. International PLC	3/30/17		5,481[2]	(599,197)	—	(599,197)
Morgan Stanley Energy Long Basket Index	Overnight OIS plus 0.25%[1]	Morgan Stanley & Co. International PLC	3/30/17		5,481[2]	(375,415)	—	(375,415)
Morgan Stanley Energy Long Basket Index	Overnight OIS plus 0.25%[1]	Morgan Stanley & Co. International PLC	3/30/17		3,001[2]	(252,075)	—	(252,075)
Morgan Stanley Energy Long Basket Index	Overnight OIS plus 0.25%[1]	Morgan Stanley & Co. International PLC	3/30/17		2,741[2]	(164,846)	—	(164,846)
Morgan Stanley Energy Long Basket Index	Overnight OIS plus 0.25%[1]	Morgan Stanley & Co. International PLC	3/30/17		2,736[2]	(189,267)	—	(189,267)
Morgan Stanley Energy Long Basket Index	Overnight OIS plus 0.25%[1]	Morgan Stanley & Co. International PLC	3/30/17		2,700[2]	(216,077)	—	(216,077)
Morgan Stanley Energy Long Basket Index	Overnight OIS plus 0.25%[1]	Morgan Stanley & Co. International PLC	3/30/17		1,663[2]	(96,218)	—	(96,218)
Morgan Stanley Energy Long Basket Index	Overnight OIS plus 0.25%[1]	Morgan Stanley & Co. International PLC	3/30/17		1,338[2]	(77,404)	—	(77,404)
Morgan Stanley Energy Long Basket Index	Overnight OIS plus 0.25%[1]	Morgan Stanley & Co. International PLC	3/30/17		31,831[2]	(1,466,303)	—	(1,466,303)
Morgan Stanley Energy Long Basket Index	Overnight OIS plus 0.25%[1]	Morgan Stanley & Co. International PLC	3/30/17		4,359[2]	(200,787)	—	(200,787)
Morgan Stanley Energy Long Basket Index	Overnight OIS plus 0.25%[1]	Morgan Stanley & Co. International PLC	3/30/17		4,313[2]	(198,672)	—	(198,672)
Morgan Stanley Energy Long Basket Index	Overnight OIS plus 0.25%[1]	Morgan Stanley & Co. International PLC	3/30/17		2,178[2]	(100,306)	—	(100,306)
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	Goldman Sachs International	6/20/17	USD	23,200	605,498	(21,668)	627,166
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	Morgan Stanley & Co. International PLC	6/20/17	USD	34,500	757,419	(35,940)	793,359
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	Morgan Stanley & Co. International PLC	6/20/17	USD	17,200	903,209	(5,561)	908,770
Total						$12,119,380	$(344,633)	$12,464,013

[1]	Fund receives the total return of the reference entity and pays the floating rate.

[2]	Contract amount shown.

24	BLACKROCK FUNDS II	DECEMBER 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$340,326,787	$191,542,569	$531,869,356
Common Stocks[1]	$251,624,740	29,463,860	33,466,679	314,555,279
Corporate Bonds[1]	—	15,170,986,566	31,087,511	15,202,074,077
Floating Rate Loan Interests[1]	—	1,466,692,699	66,368,771	1,533,061,470
Foreign Agency Obligations	—	35,536,265	—	35,536,265
Investment Companies	489,856,042	13,860,000	—	503,716,042
Non-Agency Mortgage-Backed Securities	—	43,209,517	—	43,209,517
Other Interests[1]	—	1,364,688	39,494,817	40,859,505
Preferred Securities[1]	59,650,452	336,753,422	108,699,918	505,103,792
Warrants[1]	—	227,470	14,592	242,062
Short-Term Securities	347,962,455	—	—	347,962,455
Options Purchased:
Equity contracts	4,886,016	—	1	4,886,017
Interest rate contracts	—	4,973,236	—	4,973,236

Subtotal	$1,153,979,705	$17,443,394,510	$470,674,858	$19,068,049,073

Investments Valued at NAV[2]:				190,965,946

Total investments				$19,259,015,019

[1]	See above Schedule of Investments for values in each industry.

[2]

As of December 31, 2016, certain of the Fund’s investments were valued using NAV per share or its equivalent as no quoted market value is available and have been excluded from the fair value hierarchy.

BLACKROCK FUNDS II	DECEMBER 31, 2016	25

Consolidated Schedule of Investments (concluded)	BlackRock High Yield Bond Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$21,028,029	—	$21,028,029
Equity contracts	$658,665	—	—	658,665
Foreign currency exchange contracts	—	8,377,299	—	8,377,299
Interest rate contracts	—	16,400,580	—	16,400,580
Liabilities:
Credit contracts	—	(7,868)	—	(7,868)
Equity contracts	(324,462)	—	—	(324,462)
Foreign currency exchange contracts	—	(156,393)	—	(156,393)
Interest rate contracts	(449,317)	(3,936,567)	—	(4,385,884)

Total	$(115,114)	$41,705,080	—	$41,589,966

[1]

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $279,015,702 are categorized as level 2 within the disclosure hierarchy.

During the period ended December 31, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Options Purchased	Total
Assets:
Opening Balance, as of September 30, 2016	$133,390,496	$26,730,409	$41,647,287	$61,251,453	$24,587,518	$121,223,844	$18,736	$1	$408,849,744
Transfers into Level 3	12,714,562	—	2	47,288,475	—	—	—	—	60,003,039
Transfers out of Level 3	(20,633,136)	—	(10,234,081)	(50,817,851)	—	—	—	—	(81,685,068)
Accrued discounts/premiums	86,203	—	—	71,893	—	—	—	—	158,096
Net realized gain (loss)	(121,125)	—	(1,123,176)	45,628	—	—	—	—	(1,198,673)
Net change in unrealized appreciation (depreciation)[1]	282,945	6,736,270	1,123,176	1,808,155	14,907,299	(12,523,926)	(4,144)	—	12,329,775
Purchases	74,634,574	—	—	9,040,570	—	—	—	—	83,675,144
Sales	(8,811,950)	—	(325,697)	(2,319,552)	—	—	—	—	(11,457,199)

Closing Balance, as of December 31, 2016	$191,542,569	$33,466,679	$31,087,511	$66,368,771	$39,494,817	$108,699,918	$14,592	$1	$470,674,858

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2016[1]	$134,153	$6,736,270	—	$1,808,155	$14,907,299	$(12,523,926)	$(4,144)	—	$11,057,807

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

26	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments December 31, 2016 (Unaudited)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACAS CLO Ltd., Series 2012-1AR, Class A1R, 2.25%, 9/20/23 (a)(b)	USD	18,547	$18,545,990
ALM VI Ltd., Series 2012-6A, Class A2R, 2.83%, 7/15/26 (a)(b)		3,000	3,016,500
AmeriCredit Automobile Receivables, Series 2016-3, Class A3, 1.46%, 5/08/21		23,030	22,914,551
AMMC CLO XII Ltd., Series 2013-12A, Class B, 2.78%, 5/10/25 (a)(b)		5,000	5,008,026
AMMC CLO XIII Ltd., Series 2013-13A, Class A1L, 2.33%, 1/26/26 (a)(b)		4,000	3,999,910
Anchorage Capital CLO Ltd., Series 2013-1A, Class A1, 2.07%, 7/13/25 (a)(b)		7,000	6,979,700
Apidos CLO XX, Series 2015-20A, Class A1R, 2.24%, 1/16/27 (a)(b)		5,500	5,500,000
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, 2.24%, 9/15/26 (a)(b)		8,830	8,830,000
ARES IIIR/IVR CLO Ltd., Series 2007-3RA, Class A2, 1.10%, 4/16/21 (a)(b)		3,085	3,083,701
ARES XXVII CLO Ltd., Series 2013-2A, Class Al, 2.14%, 7/28/25 (a)(b)		8,000	7,998,216
ARES XXXI CLO Ltd., Series 2014-31A, Class A2, 2.89%, 8/28/25 (a)(b)		875	875,116
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A1L, 2.41%, 2/17/26 (a)(b)		10,000	10,002,000
Atrium XII, Series 12A, Class C, 3.93%, 10/22/26 (a)(b)		1,250	1,253,777
AUTO ABS FCT Compartiment, Series 2013-2, Class A, 0.48%, 1/27/23 (b)	EUR	1,802	1,899,621
B2R Mortgage Trust, Series 2015-1, Class A1, 2.52%, 5/15/48 (a)	USD	12,055	11,940,523
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A1, 2.08%, 7/15/24 (a)(b)		17,650	17,629,951
Betony CLO Ltd., Series 2015-1A, Class CR, 3.76%, 4/15/27 (a)(b)		1,500	1,500,000
BlueMountain CLO Ltd.:
Series 2012-1A, Class A, 2.20%, 7/20/23 (a)(b)		9,142	9,141,644
Series 2013-3A, Class A, 2.29%, 10/29/25 (a)(b)		12,500	12,511,146
Series 2013-4A, Class A, 2.38%, 4/15/25 (a)(b)		6,500	6,500,000
Capital One Multi-Asset Execution Trust, Series 2015-A2, Class A2, 2.08%, 3/15/23		20,000	20,062,480
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-2A, Class B1R, 2.98%, 7/20/23 (a)(b)		5,500	5,499,917
Series 2014-1A, Class AR, 2.18%, 4/17/25 (a)(b)		9,185	9,163,314
CarMax Auto Owner Trust:
Series 2014-4, Class C, 2.44%, 11/16/20		3,500	3,512,544
Series 2016-2, Class A3, 1.52%, 2/16/21		12,810	12,753,084
Catamaran CLO Ltd., Series 2012-1A, Class BR, 2.87%, 12/20/23 (a)(b)		3,500	3,500,000
Cedar Funding VI CLO Ltd., Series 2016-6A, Class A1, 2.34%, 10/20/28 (a)(b)		2,250	2,251,406
Cent CLO 21 Ltd., Series 2014-21A, Class A2A, 2.89%, 7/27/26 (a)(b)		2,000	1,997,468
Chase Issuance Trust, Series 2016-A2, Class A, 1.37%, 6/15/21		40,610	40,218,369
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 1.88%, 6/15/28 (a)		34,640	34,550,113
CIFC Funding Ltd.:
Series 2012-2A, Class A1R, 2.29%, 12/05/24 (a)(b)		20,250	20,247,945

Asset-Backed Securities		Par (000)	Value
Series 2012-3A, Class A1R, 2.08%, 1/29/25 (a)(b)	USD	9,000	$9,000,000
Series 2012-3A, Class A3R, 3.58%, 1/29/25 (a)(b)		1,750	1,750,000
Series 2013-1A, Class A2, 2.78%, 4/16/25 (a)(b)		3,000	2,986,765
Series 2014-3A, Class B1, 2.88%, 7/22/26 (a)(b)		1,000	1,001,935
Series 2014-4A, Class A1R, 2.38%, 10/17/26 (a)(b)		14,500	14,500,000
Citigroup Commercial Mortgage Trust, Series 2010-RR3, Class MLSR, 5.74%, 6/14/50 (a)(b)		7,182	7,196,498
CNH Equipment Trust, Series 2016-B, Class A3, 1.63%, 8/15/21		17,920	17,847,128
Colony American Homes, Series 2015-1A, Class A, 1.94%, 7/17/32 (a)(b)		14,428	14,444,620
Conseco Financial Corp., Series 1993-4, Class A5, 7.05%, 1/15/19		6	6,549
Credit Acceptance Auto Loan Trust:
Series 2015-1A, Class A, 2.00%, 7/15/22 (a)		21,055	21,092,853
Series 2016-2A, Class A, 2.42%, 11/15/23 (a)		37,760	37,717,871
Crusade ABS Trust, Series 2012-1, Class A, 2.61%, 7/12/23 (b)	AUD	1,701	1,228,106
Discover Card Execution Note Trust:
Series 2015-A2, Class A, 1.90%, 10/17/22	USD	17,085	17,012,551
Series 2016-A4, Class A4, 1.39%, 3/15/22		28,000	27,680,397
Drive Auto Receivables Trust, Series 2015-AA, Class B, 2.28%, 6/17/19 (a)		6,642	6,651,420
Dryden 25 Senior Loan Fund, Series 2012-25A, Class AR, 2.05%, 1/15/25 (a)(b)		30,600	30,600,000
Enterprise Fleet Financing LLC:
Series 2016-2 Class A2, 1.74%, 2/22/22 (a)		23,480	23,413,530
Series 2016-2, Class A3, 2.04%, 2/22/22 (a)		13,010	12,837,710
Flatiron CLO Ltd., Series 2011-1A, Class A, 2.43%, 1/15/23 (a)(b)		2,527	2,526,702
Ford Credit Auto Owner Trust:
Series 2016-B, Class A3, 1.33%, 10/15/20		30,334	30,234,244
Series 2016-C, Class A4, 1.40%, 2/15/22		15,540	15,279,181
Fraser Sullivan CLO VII Ltd.:
Series 2012-7A, Class A2R, 2.68%, 4/20/23 (a)(b)		8,250	8,249,371
Series 2012-7A, Class BR, 3.38%, 4/20/23 (a)(b)		6,800	6,799,769
Series 2012-7A, Class CR, 4.33%, 4/20/23 (a)(b)		2,100	2,100,641
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 2.03%, 4/25/25 (a)(b)		5,000	4,988,636
Honda Auto Receivables Owner Trust:
Series 2016-2, Class A3, 1.39%, 4/15/20		25,430	25,390,578
Series 2016-4, Class A4, 1.36%, 1/18/23		11,370	11,187,859
Hyundai Floorplan Master Owner Trust, Series 2016-1A, Class A2, 1.82%, 3/15/21 (a)		1,940	1,935,477
IFC SBA Loan-Backed Adjustable Rate Certificate, Series 1997-1, Class A, 1.50%, 1/15/24 (a)(b)		68	65,336

BLACKROCK FUNDS II	DECEMBER 31, 2016	1

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Asset-Backed Securities		Par (000)	Value
LCM XII LP, Series 12A, Class AR, 2.14%, 10/19/22 (a)(b)	USD	29,750	$29,714,999
LCM XIV LP, Series 14A, Class A, 2.03%, 7/15/25 (a)(b)		2,100	2,098,232
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27 (a)		14,059	14,155,458
Madison Park Funding VIII Ltd.:
Series 2012-8A, Class CR, 3.68%, 4/22/22 (a)(b)		1,900	1,900,149
Series 2012-8A, Class DR, 4.73%, 4/22/22 (a)(b)		1,000	999,808
Madison Park Funding XIV Ltd., Series 2014-14A, Class D, 4.48%, 7/20/26 (a)(b)		1,750	1,731,234
Mercedes-Benz Master Owner Trust, Series 2016-BA, Class A, 1.40%, 5/17/21 (a)(b)		25,457	25,606,639
Navient Private Education Loan Trust, Series 2014-CTA, Class A, 1.40%, 9/16/24 (a)(b)		1,504	1,504,022
Neuberger Berman CLO XIII Ltd., Series 2012-13A, Class B, 3.18%, 1/23/24 (a)(b)		8,600	8,599,409
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class A1R, 2.33%, 4/15/26 (a)(b)		3,050	3,050,000
NextGear Floorplan Master Owner Trust:
Series 2014-1A, Class A, 1.92%, 10/15/19 (a)		25,820	25,819,964
Series 2014-1A, Class B, 2.61%, 10/15/19 (a)		3,285	3,281,349
Nissan Auto Receivables Owner Trust, Series 2016-B, Class A3, 1.32%, 1/15/21		34,630	34,421,385
Nissan Master Owner Trust Receivables, Series 2016-A, Class A2, 1.54%, 6/15/21		21,120	20,986,317
OCP CLO Ltd., Series 2015-8A, Class A1, 2.41%, 4/17/27 (a)(b)		2,500	2,498,988
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A2R, 2.61%, 10/25/25 (a)(b)		42,500	42,553,125
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		8,028	8,028,727
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)		15,487	15,493,214
OZLM XV Ltd., Series 2016-15A, Class A2A, 2.87%, 1/20/29 (a)(b)		2,500	2,500,000
Palmer Square CLO Ltd.:
Series 2014-1A, Class A1, 2.15%, 10/17/22 (a)(b)		11,455	11,455,161
Series 2014-1A, Class A1R, 2.33%, 1/17/27 (a)(b)		15,000	15,000,000
PFS Financing Corp.:
Series 2014-AA, Class B, 1.65%, 2/15/19 (a)(b)		4,400	4,394,804
Series 2015-AA, Class A, 1.32%, 4/15/20 (a)(b)		10,015	9,994,425
Series 2016-BA, Class A, 1.87%, 10/15/19 (a)		5,130	5,078,700
Pinnacle Park CLO Ltd., Series 2014-1A, Class CR, 3.60%, 4/15/26 (a)(b)		1,000	1,000,000
Race Point VII CLO Ltd.:
Series 2012-7A, Class AR, 1.20%, 11/08/24 (a)(b)		18,350	18,350,000
Series 2012-7A, Class CR, 2.65%, 11/08/24 (a)(b)		3,200	3,200,000

Asset-Backed Securities		Par (000)	Value
Race Point VIII CLO Ltd.:
Series 2013-8A, Class A, 2.16%, 2/20/25 (a)(b)	USD	3,150	$3,147,672
Series 2013-8A, Class B, 2.81%, 2/20/25 (a)(b)		1,000	999,452
Santander Drive Auto Receivables Trust:
Series 2013-A, Class C, 3.12%, 10/15/19 (a)		9,475	9,537,514
Series 2014-2, Class C, 2.33%, 11/15/19		4,602	4,625,015
Series 2014-4, Class C, 2.60%, 11/16/20		10,065	10,146,195
Series 2016-2, Class A3, 1.56%, 5/15/20		9,050	9,042,511
Shackleton I CLO Ltd., Series 2012-1A, Class B1R, 2.88%, 8/12/23 (a)(b)		1,500	1,494,848
Sheridan Square CLO Ltd., Series 2013-1A, Class A1, 1.93%, 4/15/25 (a)(b)		3,300	3,288,686
Silver Bay Realty Trust, Series 2014-1, Class A, 1.70%, 9/17/31 (a)(b)		10,947	10,888,573
SLC Private Student Loan Trust, Series 2006-A, Class A5, 1.05%, 7/15/36 (b)		937	935,699
SLM Private Credit Student Loan Trust:
Series 2003-B, Class A2, 1.36%, 3/15/22 (b)		1,155	1,146,368
Series 2004-A, Class A3, 1.36%, 6/15/33 (b)		2,955	2,849,736
Series 2004-B, Class A2, 1.16%, 6/15/21 (b)		431	430,601
Series 2004-B, Class A3, 1.29%, 3/15/24 (b)		6,000	5,772,059
Series 2005-B, Class A2, 1.14%, 3/15/23 (b)		980	978,000
SLM Private Education Loan Trust:
Series 2011-A, Class A3, 3.20%, 1/15/43 (a)(b)		6,258	6,484,594
Series 2011-C, Class A2B, 4.54%, 10/17/44 (a)		6,755	7,028,441
Series 2012-A, Class A2, 3.83%, 1/17/45 (a)		5,445	5,569,866
Series 2012-B, Class A2, 3.48%, 10/15/30 (a)		4,852	4,916,478
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		3,500	3,481,555
Series 2013-C, Class A1, 1.55%, 2/15/22 (a)(b)		1,155	1,155,171
Series 2014-A, Class A2B, 1.85%, 1/15/26 (a)(b)		2,500	2,521,398
SLM Student Loan Trust:
Series 2003-11, Class A6, 1.71%, 12/15/25 (a)(b)		11,900	11,840,500
Series 2013-4, Class A, 1.31%, 6/25/27 (b)		9,441	9,177,356
SMB Private Education Loan Trust:
Series 2016-A, Class A2A, 2.70%, 5/15/31 (a)		8,480	8,419,014
Series 2016-B, Class A2A, 2.43%, 2/17/32 (a)		6,925	6,775,748
SoFi Professional Loan Program LLC:
Series 2015-A, Class A1, 1.79%, 3/25/33 (a)(b)		11,441	11,497,842
Series 2015-D, Class A2, 2.72%, 10/27/36 (a)		15,552	15,576,138
Series 2016-C, Class A2B, 2.36%, 12/27/32 (a)		3,820	3,762,196

2	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2016-D, Class A2A, 1.53%, 4/25/33 (a)	USD	9,787	$9,774,487
Series 2016-D, Class A2B, 2.34%, 4/25/33 (a)		3,440	3,369,674
Series 2016-E, Class A2B, 2.49%, 1/25/36 (a)		2,290	2,271,976
Soundview Home Loan Trust, Series 2003-2, Class A2, 2.06%, 11/25/33 (b)		691	683,909
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24 (a)		10,000	10,079,001
SWAY Residential Trust, Series 2014-1, Class A, 2.04%, 1/17/32 (a)(b)		12,493	12,500,667
Symphony CLO XI Ltd., Series 2013-11A, Class A, 2.18%, 1/17/25 (a)(b)		6,110	6,114,652
Synchrony Credit Card Master Note Trust:
Series 2015-2, Class A, 1.60%, 4/15/21		8,325	8,332,024
Series 2016-2, Class A, 2.21%, 5/15/24		56,040	55,735,787
Series 2016-3, Class A, 1.58%, 9/15/22		17,720	17,497,451
Toyota Auto Receivables Owner Trust:
Series 2016-B, Class A3, 1.30%, 4/15/20		12,080	12,041,273
Series 2016-B, Class A4, 1.52%, 8/16/21		13,190	13,076,976
Tryon Park CLO Ltd., Series 2013-1A, Class A1, 2.00%, 7/15/25 (a)(b)		5,070	5,052,347
Vibrant CLO III Ltd., Series 2015-3A, Class A1R, 2.39%, 4/20/26 (a)(b)		3,900	3,900,000
Voya CLO Ltd.:
Series 2013-1A, Class A1, 2.02%, 4/15/24 (a)(b)		2,500	2,492,123
Series 2013-3A, Class A1, 2.33%, 1/18/26 (a)(b)		25,000	24,998,975
Series 2013-3A, Class A2, 2.68%, 1/18/26 (a)(b)		5,000	4,999,760
Series 2014-3A, Class A2A, 2.78%, 7/25/26 (a)(b)		1,840	1,828,649
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59%, 5/20/25 (a)		3,840	3,823,111
World Financial Network Credit Card Master Trust, Series 2016-A, Class A, 2.03%, 4/15/25		27,060	26,503,132
Total Asset-Backed Securities — 26.7%			1,370,594,048

Capital Trusts		Par (000)	Value
Diversified Financial Services — 0.0%
Banco Nacional de Comercio Exterior SNC, 3.80%, 8/11/26 (a)(b)		1,469	1,375,351

Corporate Bonds		Par (000)	Value
Air Freight & Logistics — 0.0%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 1/15/18 (a)		1,130	1,130,801
Airlines — 1.0%
American Airlines Pass-Through Trust, Series 2013-2, Class B, 5.60%, 7/15/20 (a)		6,703	6,954,356
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 5/10/20		248	251,720
Continental Airlines Pass-Through Trust:
Series 2000-1, Class B, 8.39%, 11/01/20		139	142,615
Series 2003-ERJ1, Class RJO3, 7.88%, 7/02/18		102	105,339
Series 2009-2, Class B, 9.25%, 5/10/17		6,058	6,215,378

Corporate Bonds		Par (000)	Value
Airlines (continued)
Delta Air Lines Pass-Through Trust, Series 2012-1, Class B, 6.88%, 5/07/19 (a)	USD	3,067	$3,301,096
Northwest Airlines Pass-Through Trust, Series 2002-1, Class G-2, 6.26%, 11/20/21		955	1,029,637
U.S. Airways Pass-Through Trust:
Series 2011-1, Class B, 9.75%, 10/22/18		9,814	10,966,769
Series 2012-1, Class B, 8.00%, 10/01/19		4,909	5,449,278
Series 2012-2, Class C, 5.45%, 6/03/18		1,500	1,492,500
Virgin Australia Trust:
Series 2013-1A, 5.00%, 10/23/23 (a)		5,620	5,872,682
Series 2013-1B, 6.00%, 10/23/20 (a)		8,798	8,927,626

			50,708,996
Auto Components — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		5,500	5,510,313
4.88%, 3/15/19		7,040	7,110,400

			12,620,713
Automobiles — 0.3%
Ford Motor Credit Co. LLC, 1.90%, 8/12/19		3,450	3,394,448
Volkswagen Group of America Finance LLC, 1.65%, 5/22/18 (a)		10,980	10,920,390

			14,314,838
Banks — 10.6%
Bank of America Corp.:
2.25%, 4/21/20		11,825	11,756,060
Series L, 2.60%, 1/15/19		42,700	43,065,000
Series L, 2.65%, 4/01/19		41,150	41,584,709
Bank of Montreal, 1.50%, 7/18/19		9,365	9,242,337
Bank of Nova Scotia:
1.95%, 1/30/17 (a)		65,000	65,114,075
1.88%, 4/26/21		27,330	26,662,601
Barclays PLC, 2.75%, 11/08/19		7,549	7,529,071
BNP Paribas SA, 2.70%, 8/20/18		6,120	6,199,640
CIT Group, Inc., 5.25%, 3/15/18		15,000	15,543,750
Citigroup, Inc., 2.36%, 9/01/23 (b)		13,120	13,380,865
Citizens Bank N.A.:
2.30%, 12/03/18		6,790	6,824,792
2.55%, 5/13/21		1,915	1,903,244
Fifth Third Bank, 1.63%, 9/27/19		9,255	9,144,329
HSBC Holdings PLC, 2.95%, 5/25/21		3,539	3,537,659
International Bank For Reconstruction & Development, 0.88%, 8/15/19		59,255	57,997,194
JPMorgan Chase & Co.:
2.20%, 10/22/19		48,275	48,468,872
2.95%, 10/01/26		12,490	11,921,555
National Australia Bank Ltd., 2.40%, 12/07/21 (a)		30,000	29,839,620
Royal Bank of Canada:
2.20%, 9/23/19		15,272	15,356,546
2.10%, 10/14/20		19,225	19,126,760
Santander UK Group Holdings PLC, 2.88%, 8/05/21		3,000	2,933,565
Sumitomo Mitsui Financial Group, Inc., 2.44%, 10/19/21		5,610	5,518,922
Wells Fargo & Co.:
2.15%, 1/30/20		20,560	20,462,854
3.00%, 10/23/26		6,860	6,533,443
Wells Fargo Bank N.A., 1.75%, 5/24/19		20,490	20,390,931

BLACKROCK FUNDS II	DECEMBER 31, 2016	3

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Corporate Bonds		Par (000)	Value
Banks (continued)
Westpac Banking Corp.:
1.38%, 5/30/18 (a)	USD	35,000	$34,857,165
1.60%, 8/19/19		8,000	7,904,712

			542,800,271
Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/01/19		11,645	11,661,711
2.15%, 2/01/19		10,519	10,584,102
2.65%, 2/01/21		10,970	11,033,023
Constellation Brands, Inc., 7.25%, 5/15/17		1,214	1,238,280

			34,517,116
Biotechnology — 0.4%
AbbVie, Inc.:
2.50%, 5/14/20		16,770	16,774,377
2.30%, 5/14/21		3,785	3,708,490

			20,482,867
Capital Markets — 2.9%
Credit Suisse AG, 2.30%, 5/28/19		25,880	25,943,328
Goldman Sachs Group, Inc.:
2.90%, 7/19/18		19,661	19,932,518
2.55%, 10/23/19		7,465	7,519,808
2.30%, 12/13/19		10,060	10,048,582
2.60%, 4/23/20		1,120	1,121,174
2.75%, 9/15/20		12,000	12,051,840
3.50%, 11/16/26		4,325	4,225,460
Morgan Stanley:
2.45%, 2/01/19		7,000	7,048,069
2.38%, 7/23/19		52,147	52,295,567
3.13%, 7/27/26		4,615	4,409,060
UBS Group Funding Jersey Ltd., 2.65%, 2/01/22 (a)		3,100	3,012,875

			147,608,281
Commercial Services & Supplies — 0.0%
Aviation Capital Group Corp., 4.63%, 1/31/18 (a)		1,000	1,028,750
Communications Equipment — 0.2%
CommScope, Inc., 4.38%, 6/15/20 (a)		1,925	1,968,313
Harris Corp., 2.00%, 4/27/18		6,000	6,003,654

			7,971,967
Consumer Finance — 3.5%
Ally Financial, Inc.:
5.50%, 2/15/17		15,000	15,056,250
6.25%, 12/01/17		3,254	3,376,025
3.25%, 2/13/18		7,000	7,035,000
Capital One N.A., 2.35%, 8/17/18		40,050	40,280,047
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		47,000	46,964,468
2.94%, 1/08/19		4,000	4,045,648
2.02%, 5/03/19		2,995	2,967,518
General Motors Financial Co., Inc.:
3.25%, 5/15/18		1,450	1,468,998
3.10%, 1/15/19		15,690	15,856,518
2.40%, 5/09/19		2,525	2,518,311
2.35%, 10/04/19		5,000	4,941,240
3.70%, 11/24/20		4,750	4,831,937
3.20%, 7/06/21		3,240	3,212,969
Navient Corp., 5.00%, 6/15/18		7,000	7,000,000
Nissan Motor Acceptance Corp., 2.00%, 3/08/19 (a)		7,210	7,194,095
Synchrony Financial:
1.88%, 8/15/17		6,700	6,705,407

Corporate Bonds		Par (000)	Value
Consumer Finance (continued)
2.60%, 1/15/19	USD	6,785	$6,819,319

			180,273,750
Diversified Financial Services — 1.0%
BP Capital Markets PLC:
2.52%, 1/15/20		2,300	2,313,351
3.22%, 11/28/23		10,000	10,099,890
Hyundai Capital America, 2.40%, 10/30/18 (a)		4,395	4,413,336
Shell International Finance BV, 4.38%, 3/25/20		6,225	6,649,900
Voya Financial, Inc., 2.90%, 2/15/18		20,183	20,432,987
WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 9/15/17 (a)		7,665	7,669,768

			51,579,232
Diversified Telecommunication Services — 0.4%
Frontier Communications Corp., 8.88%, 9/15/20		4,550	4,845,750
Verizon Communications, Inc.:
4.50%, 9/15/20		7,530	8,057,951
4.86%, 8/21/46		2,975	3,014,550
4.52%, 9/15/48		3,075	2,948,654

			18,866,905
Electric Utilities — 0.4%
Emera U.S. Finance LP, 2.15%, 6/15/19 (a)		4,965	4,956,793
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 7/27/23 (a)		881	907,430
Kentucky Power Co., 6.00%, 9/15/17 (a)		1,000	1,027,960
Southern Co., 1.85%, 7/01/19		16,255	16,204,675

			23,096,858
Equity Real Estate Investment Trusts (REITs) — 0.4%
HCP, Inc., 5.63%, 5/01/17		7,320	7,417,290
Nationwide Health Properties, Inc., 6.59%, 7/07/38		1,400	1,582,862
Ventas Realty LP/Ventas Capital Corp., 2.00%, 2/15/18		11,890	11,914,470

			20,914,622
Food & Staples Retailing — 0.6%
CVS Health Corp., 2.25%, 8/12/19		20,715	20,828,705
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19		11,450	11,601,884

			32,430,589
Food Products — 0.0%
Arcor SAIC, 6.00%, 7/06/23 (a)		426	444,105
Marfrig Holdings Europe BV, 8.00%, 6/08/23 (a)		428	443,023
Minerva Luxembourg SA, 6.50%, 9/20/26 (a)		259	249,611

			1,136,739
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories, 2.35%, 11/22/19		10,485	10,497,362
St. Jude Medical, Inc., 2.00%, 9/15/18		12,275	12,292,320
Stryker Corp., 2.00%, 3/08/19		4,710	4,712,308
Zimmer Biomet Holdings, Inc., 2.00%, 4/01/18		3,930	3,934,799

			31,436,789
Health Care Providers & Services — 0.2%
Aetna, Inc., 1.90%, 6/07/19		11,650	11,623,287
Hotels, Restaurants & Leisure — 0.3%
Carnival Corp., 3.95%, 10/15/20		4,525	4,771,965
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	3,311	4,415,426

4	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Series M, 7.40%, 3/28/24	USD	4,920	$6,292,877

			15,480,268
Household Durables — 0.2%
D.R. Horton, Inc.:
4.75%, 5/15/17		1,980	1,997,325
3.75%, 3/01/19		2,135	2,177,700
Lennar Corp., 4.75%, 12/15/17		4,332	4,396,980
Toll Brothers Finance Corp., 8.91%, 10/15/17		1,710	1,797,637

			10,369,642
Household Products — 0.0%
Avon International Operations, Inc., 7.88%, 8/15/22 (a)		1,345	1,422,338
Independent Power and Renewable Electricity Producers — 0.0%
AES Panama SRL, 6.00%, 6/25/22 (a)		265	274,275
Industrial Conglomerates — 0.2%
General Electric Co., 4.50%, 3/11/44		5,380	5,775,295
Roper Technologies, Inc., 2.80%, 12/15/21		2,155	2,153,970

			7,929,265
Insurance — 0.5%
American International Group, Inc.:
5.85%, 1/16/18		7,010	7,309,790
6.40%, 12/15/20		1,965	2,237,318
AXIS Specialty Finance PLC, 2.65%, 4/01/19		13,545	13,638,339

			23,185,447
Media — 1.4%
Cablevision SA, 6.50%, 6/15/21 (a)		354	359,753
Cablevision Systems Corp., 8.63%, 9/15/17		1,973	2,051,920
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/20		10,158	10,363,547
6.48%, 10/23/45		6,055	7,000,058
DISH DBS Corp.:
4.63%, 7/15/17		1,820	1,840,475
4.25%, 4/01/18		5,000	5,126,850
Interpublic Group of Cos., Inc., 2.25%, 11/15/17		13,816	13,901,797
Sky PLC:
6.10%, 2/15/18 (a)		9,277	9,679,455
2.63%, 9/16/19 (a)		20,595	20,678,925
Viacom, Inc., 2.75%, 12/15/19		1,150	1,148,497

			72,151,277
Multiline Retail — 0.1%
Target Corp., 3.63%, 4/15/46		2,890	2,685,414
Oil, Gas & Consumable Fuels — 1.2%
Anadarko Petroleum Corp., 4.85%, 3/15/21		6,520	6,990,992
Apache Corp., 3.25%, 4/15/22		11,757	11,941,691
ConocoPhillips, 6.00%, 1/15/20		3,740	4,130,224
Devon Energy Corp., 3.25%, 5/15/22		2,075	2,061,834
Energy Transfer Partners LP:
4.15%, 10/01/20		775	802,544
4.65%, 6/01/21		6,578	6,829,727
Enterprise Products Operating LLC, 1.65%, 5/07/18		2,100	2,094,101
GNL Quintero SA:
4.63%, 7/31/29 (a)		434	427,490
4.63%, 7/31/29		253	249,205
Kinder Morgan Energy Partners LP:
6.50%, 4/01/20		2,725	3,016,251
3.50%, 3/01/21		3,195	3,243,692
4.15%, 3/01/22		3,331	3,417,972

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
3.95%, 9/01/22	USD	5,175	$5,313,198
Kinder Morgan, Inc., 3.05%, 12/01/19		2,420	2,454,742
Pioneer Natural Resources Co., 3.45%, 1/15/21		670	684,664
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/01/22		1,015	1,020,602
TransCanada PipeLines Ltd., 6.50%, 8/15/18		4,415	4,724,743
Williams Partners LP, 3.60%, 3/15/22		1,145	1,151,058

			60,554,730
Paper & Forest Products — 0.0%
Fibria Overseas Finance Ltd., 5.25%, 5/12/24		177	177,885
Suzano Austria GmbH, 5.75%, 7/14/26 (a)		635	611,981
Suzano Trading Ltd., 5.88%, 1/23/21 (a)		528	545,530

			1,335,396
Pharmaceuticals — 1.3%
Actavis Funding SCS:
2.35%, 3/12/18		7,000	7,040,467
2.45%, 6/15/19		1,650	1,656,986
Forest Laboratories LLC, 4.38%, 2/01/19 (a)		25,000	25,978,450
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/19		17,970	17,742,176
2.40%, 9/23/21		4,535	4,380,751
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19		10,495	10,311,631

			67,110,461
Professional Services — 0.0%
Equifax, Inc., 2.30%, 6/01/21		1,100	1,077,997
Road & Rail — 0.7%
ERAC USA Finance LLC, 6.38%, 10/15/17 (a)		6,000	6,216,870
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.75%, 5/11/17 (a)		1,460	1,471,353
3.38%, 3/15/18 (a)		5,000	5,087,555
2.88%, 7/17/18 (a)		16,908	17,126,232
3.05%, 1/09/20 (a)		5,346	5,404,426

			35,306,436
Semiconductors & Semiconductor Equipment — 0.7%
Analog Devices, Inc., 3.50%, 12/05/26		2,050	2,031,027
Lam Research Corp.:
2.75%, 3/15/20		7,863	7,879,276
2.80%, 6/15/21		1,820	1,810,197
Maxim Integrated Products, Inc., 2.50%, 11/15/18		18,000	18,161,586
NXP BV/NXP Funding LLC, 3.75%, 6/01/18 (a)		2,167	2,199,505
QUALCOMM, Inc., 4.80%, 5/20/45		4,312	4,607,928

			36,689,519
Software — 0.3%
Microsoft Corp., 3.70%, 8/08/46		8,950	8,426,112
Oracle Corp., 4.00%, 7/15/46		9,080	8,684,984

			17,111,096
Specialty Retail — 0.2%
QVC, Inc., 3.13%, 4/01/19		12,530	12,660,375
Technology Hardware, Storage & Peripherals — 0.6%
Apple Inc., 3.85%, 8/04/46		6,070	5,815,916
Hewlett Packard Enterprise Co., 2.85%, 10/05/18 (a)		26,353	26,607,860

			32,423,776

BLACKROCK FUNDS II	DECEMBER 31, 2016	5

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Corporate Bonds		Par (000)	Value
Tobacco — 0.1%
Philip Morris International, Inc., 4.25%, 11/10/44	USD	2,885	$2,848,678
Trading Companies & Distributors — 1.1%
Air Lease Corp.:
2.13%, 1/15/18		21,140	21,177,608
2.63%, 9/04/18		8,975	9,037,583
3.38%, 1/15/19		3,500	3,559,346
Aircastle Ltd., 6.75%, 4/15/17		16,732	16,899,320
International Lease Finance Corp., 7.13%, 9/01/18 (a)		3,680	3,965,200

			54,639,057
Wireless Telecommunication Services — 0.4%
Digicel Ltd., 6.00%, 4/15/21 (a)		554	501,076
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		12,715	14,018,287
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 3/20/23 (a)		3,145	3,150,881
T-Mobile USA, Inc., 6.63%, 4/28/21		1,410	1,471,688

			19,141,932
Total Corporate Bonds — 32.7%			1,678,940,750

Floating Rate Loan Interests (b)		Par (000)	Value
Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		4,962	5,001,975

Foreign Agency Obligations		Par (000)	Value
Argentina — 0.1%
Petrobras Argentina SA, 7.38%, 7/21/23 (a)		811	790,725
YPF SA:
8.88%, 12/19/18 (a)		1,038	1,129,085
8.50%, 3/23/21		242	259,569
8.50%, 3/23/21 (a)		180	193,068
8.75%, 4/04/24 (a)		364	377,286
8.50%, 7/28/25 (a)		1,063	1,077,882

			3,827,615
Austria — 0.6%
Oesterreichische Kontrollbank AG, 1.13%, 4/26/19		31,168	30,760,011
Brazil — 0.3%
Petrobras Global Finance BV:
3.00%, 1/15/19		1,741	1,696,953
3.02%, 1/15/19 (b)		1,261	1,238,277
7.88%, 3/15/19		2,540	2,722,474
5.75%, 1/20/20		3,483	3,526,537
4.88%, 3/17/20		941	930,367
5.38%, 1/27/21		3,545	3,467,010
8.38%, 5/23/21		2,358	2,540,745
8.75%, 5/23/26		180	194,175
6.25%, 12/14/26	GBP	476	545,445

			16,861,983
Mexico — 0.1%
Petroleos Mexicanos:
3.50%, 7/18/18	USD	5,047	5,092,423

Foreign Agency Obligations		Par (000)	Value
Mexico (continued)
4.63%, 9/21/23 (a)	USD	280	$272,384
6.50%, 3/13/27 (a)		1,753	1,808,219

			7,173,026
Netherlands — 0.6%
Bank Nederlandse Gemeenten NV, 1.13%, 5/25/18 (a)		30,432	30,288,787
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.63%, 5/18/36 (a)		712	737,810
Total Foreign Agency Obligations — 1.7%			89,649,232

Foreign Government Obligations		Par (000)	Value
Argentina — 0.4%
Republic of Argentina:
6.25%, 4/22/19 (a)		12,367	13,201,773
6.88%, 4/22/21		274	291,810
3.88%, 1/15/22	EUR	2,279	2,295,841
7.50%, 4/22/26	USD	965	1,013,250
7.82%, 12/31/33	EUR	1,003	1,026,480
7.82%, 12/31/33		1,041	1,051,857
7.63%, 4/22/46 (a)	USD	744	744,000

			19,625,011
Brazil — 0.1%
Brazil Notas do Tesouro Nacional Inflation Linked Bonds, Series B, 6.00%, 5/15/21	BRL	4,060	3,703,018
Federative Republic of Brazil, 5.00%, 1/27/45	USD	530	429,936

			4,132,954
Cyprus — 0.4%
Republic of Cyprus:
4.75%, 6/25/19	EUR	9,815	11,169,705
4.63%, 2/03/20		8,454	9,619,965

			20,789,670
Mexico — 0.0%
United Mexican States Inflation Linked Bonds, 3.50%, 12/14/17	MXN	1,965	540,877
Turkey — 0.2%
Republic of Turkey:
6.75%, 4/03/18	USD	3,726	3,888,267
7.00%, 3/11/19		3,019	3,207,687
7.50%, 11/07/19		2,325	2,528,437
5.63%, 3/30/21		1,005	1,030,527

			10,654,918
Total Foreign Government Obligations — 1.1%			55,743,430

Investment Companies — 1.2%		Shares	Value
iShares Short Maturity Bond ETF (c)	1,180,000		59,212,400

6	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 2.6%
Apollo Trust, Series 2009-1, Class A3, 2.92%, 10/03/40 (b)	AUD	2,343	$1,696,348
Banc of America Mortgage Trust, Series 2003-J, Class 2A1, 3.54%, 11/25/33 (b)	USD	771	770,249
BCAP LLC Trust, Series 2010-RR2, Class 1A3, 3.28%, 6/26/45 (a)(b)		979	974,285
Bear Stearns Adjustable Rate Mortgage Trust:
Series 2004-5, Class 2A, 3.52%, 7/25/34 (b)		1,034	1,028,085
Series 2004-7, Class 4A, 3.29%, 10/25/34 (b)		150	149,731
Berica ABS SRL, Series 2012-2, Class A1, 0.00%, 11/30/51 (b)	EUR	450	473,454
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 7.32%, 12/25/35 (a)(b)(c)	USD	39	35,553
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 1.30%, 2/25/35 (b)		627	589,910
Series 2005-17, Class 1A6, 5.50%, 9/25/35		1,636	1,625,941
Series 2005-HYB8, Class 2A1, 3.30%, 12/20/35 (b)		1,499	1,267,989
First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 1A1, 2.91%, 2/25/35 (b)		303	299,779
JP Morgan Mortgage Trust, Series 2016-2, Class A1, 2.69%, 6/25/46 (a)		23,180	23,298,064
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.50%, 4/25/57 (a)(b)		29,486	29,352,647
MortgageIT Trust, Series 2004-1, Class A1, 1.54%, 11/25/34 (b)		2,130	2,074,297
National RMBS Trust, Series 2012-2, Class A1, 2.72%, 6/20/44 (b)	AUD	1,856	1,334,919
New Residential Mortgage Loan Trust, Series 2016-3A, Class A1B, 3.25%, 9/25/56 (a)(b)	USD	5,118	5,158,409
RAIT Trust, Series 2016-FL6, Class A, 2.03%, 11/13/31 (a)(b)(d)		6,653	6,653,000
Rochester Financing No.1 PLC, Series 1, Class A1, 1.85%, 7/16/46 (b)	GBP	3,459	4,278,425
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2, 1.06%, 9/25/34 (b)	USD	1,408	1,221,301
Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M1, 1.96%, 11/25/28 (b)		6,610	6,617,182
TORRENS Trust, Series 2013-1, Class A, 2.56%, 4/12/44 (b)	AUD	10,364	7,406,549
Towd Point Mortgage Trust:
Series 2016-3, Class A1, 2.25%, 8/25/55 (a)(b)	USD	17,653	17,511,383
Series 2016-4, Class A1, 2.25%, 7/25/56 (a)(b)		22,170	21,940,169
Walsh Acceptance, Series 1997-2, Class A, 2.63%, 3/01/27 (a)(b)		11	3,390

			135,761,059
Commercial Mortgage-Backed Securities — 11.3%
Banc of America Commercial Mortgage Trust:
Series 2007-2, Class AM, 5.65%, 4/10/49 (b)		4,150	4,161,880
Series 2007-3, Class AJ, 5.55%, 6/10/49 (b)		6,000	6,079,716
Series 2007-5, Class AM, 5.77%, 2/10/51 (b)		6,719	6,842,828
Bancorp Commercial Mortgage Trust, Series 2016-CRE1, Class A, 2.13%, 11/15/23 (a)(b)		6,900	6,903,023

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Barclays Commercial Mortgage Trust, Series 2015-SLP, Class D, 3.90%, 2/15/28 (a)(b)	USD	5,000	$4,909,121
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-PW10, Class AJ, 5.78%, 12/11/40 (b)		23,215	25,583,607
Series 2005-PW10, Class B, 5.61%, 12/11/40 (b)		13,697	14,409,148
Series 2007-PW18, Class AMA, 6.09%, 6/11/50 (b)		5,000	5,160,694
Series 2014-PWR4, Class F, 6.01%, 6/11/41 (a)(b)		2,500	2,725,874
BXHTL Mortgage Trust, Series 2015-JWRZ, Class A, 1.93%, 5/15/29 (a)(b)		6,590	6,608,609
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 1.94%, 12/15/27 (a)(b)		23,185	23,257,343
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class AMFX, 5.37%, 12/11/49 (b)		13,674	13,687,749
Citigroup/Deutsche Bank Mortgage Trust, Series 2007-CD5, Class AJ, 6.12%, 11/15/44 (b)		5,970	6,119,978
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR1, Class A3, 3.39%, 5/15/45		5,125	5,345,369
Series 2013-CR10, Class ASB, 3.80%, 8/10/46		3,300	3,459,896
Series 2014-PAT, Class A, 1.48%, 8/13/27 (a)(b)		14,450	14,413,687
Series 2015-CR23, Class A2, 2.85%, 5/10/48		16,620	16,945,307
Series 2015-LC21, Class A2, 2.98%, 7/10/48		32,500	33,243,210
Core Industrial Trust, Series 2015-CALW, Class A, 3.04%, 2/10/34 (a)		10,000	10,203,014
Credit Suisse Commercial Mortgage Trust:
Series 2006-C1, Class G, 5.68%, 2/15/39 (a)(b)		16,501	16,403,644
Series 2007-C4, Class A1AM, 5.93%, 9/15/39 (b)		2,160	2,197,744
Series 2008-C1, Class A2, 6.06%, 2/15/41 (b)		706	706,334
Series 2015-DEAL, Class A, 2.02%, 4/15/29 (a)(b)		2,000	2,002,547
Deutsche Bank Re-REMIC Trust, Series 2011-C32, Class A3A, 5.52%, 6/17/49 (a)(b)		14,521	14,574,465
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFX, 3.23%, 12/15/34 (a)		10,000	10,253,336
GS Mortgage Securities Corp. Trust:
Series 2012-ALOH, Class A, 3.55%, 4/10/34 (a)		5,000	5,225,786
Series 2013-NYC5, Class C, 2.97%, 1/10/18 (a)		7,768	7,844,558
Series 2013-NYC5, Class D, 3.48%, 1/10/18 (a)		4,000	4,057,423
Series 2013-NYC5, Class E, 3.65%, 1/10/18 (a)(b)		3,380	3,434,529
GS Mortgage Securities Trust:
Series 2007-GG10, Class A1A, 5.79%, 8/10/45 (b)		16,126	16,291,033
Series 2007-GG10, Class A4, 5.79%, 8/10/45 (b)		4,148	4,173,700
Series 2013-GC13, Class AAB, 3.72%, 7/10/46 (b)		8,300	8,659,303

BLACKROCK FUNDS II	DECEMBER 31, 2016	7

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Hilton USA Trust:
Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (a)	USD	8	$8,205
Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (a)(b)		14,610	14,631,803
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2003-CB7, Class F, 5.86%, 1/12/38 (a)(b)		5,000	5,351,742
Series 2007-CB18, Class AMFL, 0.83%, 2/12/17 (b)		16,923	16,635,947
Series 2007-LDPX, Class A3, 5.42%, 1/15/49		683	683,484
Series 2008-C2, Class A4FL, 2.16%, 2/12/51 (b)		10,771	10,301,669
Series 2014-FL6, Class A, 2.10%, 11/15/31 (a)(b)		11,347	11,333,827
Latitude Management Real Estate Capital, Inc., Series 2015-CRE1, Class A, 2.27%, 2/22/32 (a)(b)		5,000	4,931,481
LB Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.92%, 7/15/44 (b)		4,045	4,101,236
LB-UBS Commercial Mortgage Trust:
Series 2007-C6, Class A4, 5.86%, 7/15/40 (b)		5,844	5,884,372
Series 2007-C7, Class AM, 6.16%, 9/15/45 (b)		17,500	18,067,873
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 6.49%, 6/12/50 (b)		6,680	6,741,960
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C9, Class AAB, 2.66%, 5/15/46		6,000	6,077,447
Series 2014-C19, Class A2, 3.10%, 12/15/47		5,600	5,744,101
Morgan Stanley Capital I Trust:
Series 2007-HQ12, Class AM, 5.78%, 4/12/49 (b)		2,035	2,035,064
Series 2007-HQ13, Class A3, 5.57%, 12/15/44		9,154	9,331,754
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		3,795	3,791,694
Series 2007-IQ16, Class A4, 5.81%, 12/12/49		7,175	7,280,542
Series 2008-T29, Class A4, 6.28%, 1/11/43 (b)		22,677	23,494,660
Series 2012-C4, Class A4, 3.24%, 3/15/45		4,655	4,807,611
Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.75%, 4/15/32 (a)(b)		2,131	2,118,862
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (a)		118	117,851
UBS Commercial Mortgage Trust, Series 2012-C1, Class A3, 3.40%, 5/10/45		4,516	4,704,619
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class ASB 2.79%, 4/10/46		8,000	8,100,422
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class AJ, 5.63%, 10/15/48 (b)		985	983,266
Series 2007-C32, Class A1A, 5.71%, 6/15/49 (b)		10,045	10,125,200
Series 2007-C32, Class AMFL, 0.93%, 6/15/49 (a)(b)		13,164	12,707,447
Series 2007-C32, Class AMFX, 5.70%, 6/15/49 (a)		15,555	15,699,405
Series 2007-C33, Class AM, 5.97%, 2/15/51 (b)		5,540	5,606,434
Series 2007-C34, Class A1A, 5.61%, 5/15/46 (b)		16,640	16,898,574

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 2.05%, 6/15/29 (a)(b)	USD	3,510	$3,522,608
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class SCH1, 3.29%, 1/15/27 (a)(b)		3,500	3,414,036
WF-RBS Commercial Mortgage Trust:
Series 2011-C5, Class A4, 3.67%, 11/15/44		13,691	14,437,871
Series 2012-C6, Class A4, 3.44%, 4/15/45		1,970	2,057,915
Series 2014-C24, Class ASB, 3.32%, 11/15/47		10,315	10,613,731

			578,229,168
Interest Only Commercial Mortgage-Backed Securities — 1.3%
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class XA, 1.24%, 3/10/47 (b)		35,805	2,150,953
Commercial Mortgage Pass-Through Certificates:
Series 2014-CR15, Class XA, 1.29%, 2/10/47 (b)		60,683	2,844,453
Series 2015-CR22, Class XA, 1.02%, 3/10/48 (b)		60,934	3,333,015
Series 2015-CR23, Class XA, 1.00%, 5/10/48 (b)		40,778	2,184,277
Series 2015-LC21, Class XA, 0.87%, 7/10/48 (b)		130,008	5,820,272
Core Industrial Trust:
Series 2015-CALW, Class XA, 0.81%, 2/10/34 (a)(b)		157,420	5,791,560
Series 2015-TEXW, Class XA, 0.77%, 2/10/34 (a)(b)		100,000	3,514,580
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 1.82%, 1/15/49 (b)		13,273	1,527,559
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class XA, 1.20%, 10/15/48 (b)		66,383	3,982,289
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class XA, 0.83%, 12/15/49 (b)		47,000	2,389,071
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C23, Class A2, 2.98%, 7/15/50		25,100	25,664,567
Series 2016-C32, Class XA, 0.78%, 12/15/49 (b)		43,000	2,383,920
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class XA, 1.63%, 5/10/63 (a)(b)		53,344	2,619,940
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.46%, 5/25/36 (a)(b)		539	3,690
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class XA, 1.99%, 8/15/45 (a)(b)		26,885	1,969,845

			66,179,991
Total Non-Agency Mortgage-Backed Securities — 15.2%			780,170,218

Taxable Municipal Bonds		Par (000)	Value
California State University RB, 6.00%, 5/01/19		4,280	4,735,092
City & County of San Francisco, California GO, 5.00%, 6/15/19		8,665	9,424,141
Clark County Water Reclamation District GO, 5.25%, 7/01/19		10,800	11,807,964

8	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Taxable Municipal Bonds		Par (000)	Value
Dallas County Community College District GO, 5.00%, 2/15/19	USD	1,935	$2,083,705
Horry County School District, South Carolina GO, 5.00%, 3/01/19		3,640	3,924,976
Illinois Finance Authority RB, 5.00%, 7/01/19		1,785	1,938,813
Massachusetts Water Resources Authority RB, 5.00%, 8/01/19		5,305	5,781,230
Municipal Electric Authority of Georgia RB, 5.00%, 1/01/20		2,925	3,199,189
New Jersey Transportation Trust Fund Authority RB, 5.00%, 6/15/19		10,000	10,558,600
New York State Dormitory Authority RB, 5.00%, 3/15/19		9,000	9,726,840
State of California GO, 5.00%, 8/01/19		17,335	18,901,217
State of Hawaii GO, 5.00%, 10/01/19		2,795	3,058,149
State of Ohio GO, 2.00%, 9/01/19		5,340	5,412,731
State of Texas GO, 5.00%, 4/01/19		2,790	3,013,870
University of California RB, 5.75%, 5/15/19		7,115	7,835,180
Virginia Public School Authority RB, 5.00%, 8/01/19		5,925	6,466,604
Total Taxable Municipal Bonds — 2.1%			107,868,301

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations — 1.0%
Freddie Mac, 1.00%, 4/27/18		50,470	50,415,341
Collateralized Mortgage Obligations — 2.5%
Fannie Mae:
Series 1997-20, Class FB, 1.00%, 3/25/27 (b)		210	208,096
Series 2002-T6, Class A1, 3.31%, 2/25/32		42	42,530
Series 2011-48, Class MG, 4.00%, 6/25/26 (d)		3,351	3,509,322
Series 2011-84, Class MG, 4.00%, 9/25/26 (d)		4,673	4,973,179
Series 2014-C02, Class 1M1, 1.71%, 5/25/24 (b)		2,694	2,699,604
Freddie Mac:
Series 1165, Class LD, 7.00%, 11/15/21		116	125,471
Series 2577, Class UC, 5.00%, 2/15/18		42	42,285
Series 3710, Class MG, 4.00%, 8/15/25 (d)		2,100	2,222,112
Series 3959, Class MA, 4.50%, 9/15/41-11/15/41		9,828	10,546,601
Series 4390, Class CA, 3.50%, 6/15/50		12,086	12,519,174
Series 4446, Class MA, 3.50%, 12/15/50		20,836	21,769,552
Series 4569, Class JA, 3.00%, 3/15/42		22,428	22,949,645
Series 4593, Class MP, 4.00%, 4/15/54		34,103	36,605,237
Ginnie Mae, Series 2013-131, Class PA, 3.50%, 6/16/42		10,499	10,984,401

			129,197,209
Commercial Mortgage-Backed Securities — 1.1%
Freddie Mac:
Series KJO5, Class A2, 2.16%, 10/25/21		11,543	11,391,929
Series KP03, Class A2, 1.78%, 7/25/19		43,750	43,602,112

			54,994,041
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae:
Series 2012-M9, Class X1, 3.98%, 12/25/17 (b)		36,824	722,003

U.S. Government Sponsored Agency Securities		Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2013-M4, Class X1, 3.92%, 2/25/18 (b)	USD	19,110		$368,925
Series 2013-M5, Class X2, 2.29%, 1/25/22 (b)		28,962		2,084,500
Freddie Mac:
Series K044, Class X1, 0.75%, 1/25/25		54,835		2,671,718
Series K718, Class X1, 0.65%, 1/25/22 (b)		12,905		352,741
Series KW01, Class X1, 0.98%, 1/25/26 (b)		47,930		3,226,383
Ginnie Mae, Series 2012-120, Class IO, 0.84%, 2/16/53 (b)		33,165		1,769,754

				11,196,024
Mortgage-Backed Securities — 6.2%
Fannie Mae Mortgage-Backed Securities:
2.50%, 1/01/32 (e)		95,625		95,776,279
2.86%, 9/01/45 (b)		16,825		17,186,594
2.92%, 11/01/45 (b)		1,537		1,570,392
3.00%, 1/01/32 (e)		29,920		30,703,063
3.17%, 6/01/45 (b)		20,677		21,288,459
3.58%, 9/01/42 (b)		13,720		14,197,520
4.00%, 1/01/32 (e)		21,255		21,881,026
4.50%, 1/01/32 (e)		10,490		10,762,904
5.00%, 4/01/21		2		1,904
5.50%, 6/01/20-10/01/21		695		734,008
6.00%, 2/01/17		—	(f)	98
6.50%, 4/01/21		92		95,693
7.00%, 8/01/17-11/01/17		7		6,778
Freddie Mac Mortgage-Backed Securities:
2.92%, 10/01/45 (b)		8,370		8,537,599
3.00%, 1/01/32 (e)		50,215		51,525,576
3.50%, 1/01/32 (e)		43,215		45,067,757

				319,335,650
Total U.S. Government Sponsored Agency Securities — 11.0%				565,138,265

U.S. Treasury Obligations
U.S. Treasury Notes:
0.88%, 11/15/17-1/31/18		177,520		177,416,047
0.63%, 11/30/17		55,845		55,714,099
1.00%, 12/15/17-12/31/17		120,585		120,702,467
0.75%, 1/31/18 (g)		162,095		161,753,142
1.38%, 12/15/19		20,565		20,515,994
Total U.S. Treasury Obligations — 10.5%				536,101,749
Total Long-Term Investments (Cost — $5,295,478,907) — 102.3%				5,249,795,719

Short-Term Securities		Par (000)		Value
Foreign Government Obligations
Government of Japan Treasury Bills:
0.29%, 1/23/17 (h)	JPY	2,750,000		23,531,765
0.33%, 5/12/17 (h)		6,020,000		51,562,568
United Mexican States Treasury Bills:
4.86%, 2/16/17 (h)	MXN	1,001,000		47,950,303

BLACKROCK FUNDS II	DECEMBER 31, 2016	9

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Short-Term Securities		Par (000)	Value
5.80%, 3/02/17 (h)	MXN	544,100	$26,000,702
Total Foreign Government Obligations — 2.9%			149,045,338

Total Repurchase Agreements — 1.6%			80,000,000
			Value
Total Short-Term Securities
(Cost — $238,045,019) — 4.5%			229,045,338

Options Purchased
(Cost — $1,692,496) — 0.0%			1,136,839
Total Investments Before Options Written (Cost — $5,535,216,422*) — 106.8%			5,479,977,896

Options Written
(Premiums Received — $ 684,310) — (0.0)%			(309,375)
Total Investments Net of Options Written — 106.8%			5,479,668,521
Liabilities in Excess of Other Assets — (6.8)%			(350,830,526)

Net Assets — 100.0%			$5,128,837,995

Notes to Schedule of Investments

*	As of December 31, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$5,535,331,597

Gross unrealized appreciation	$11,761,656
Gross unrealized depreciation	(67,115,357)

Net unrealized depreciation	$(55,353,701)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	During the period ended December 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Par Held at September 30, 2016	Shares/Par Purchased	Shares/Par Sold	Shares/Par Held at December 31, 2016	Value at December 31, 2016	Income	Realized Gain (Loss)
BlackRock Liquidity Funds, T-Fund, Institutional Class	28,057,043	—	(28,057,043)[1]	—	—	$14,389	$199
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$38,608	—	—	$38,608	$35,553	525	—
iShares Short Maturity Bond ETF	1,180,000	—	—	1,180,000	59,212,400	216,919	—
Total					$59,247,953	$231,833	$199

[1]	Represents net shares sold.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Goldman Sachs & Co.	$120,950,513	$23,145
J.P. Morgan Securities LLC	$ 96,593,333	$70,417
Morgan Stanley & Co. LLC	$ 38,172,758	$60,174

(f)	Amount is less than $500.

10	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

(g)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(h)	Rate shown is discount rate at the time of purchase.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Repurchase Agreements

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Mizuho Securities USA, Inc.	2.10%	12/30/16	1/03/17	$80,000	$80,000	$80,018,641	Asset-Backed securities and collateralized mortgage obligations, 0.00% to 1.06% due from 10/1/21 to 11/25/36	$303,712,117	$92,000,000

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Bank of Montreal	0.52%	12/15/16	Open	$105,000,000	$105,028,817	U.S. Treasury Obligations	up to 30 Days

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(11)	Euro-Bobl	March 2017	USD	1,547,327	$ (14,019)
(10)	Euro-Bund	March 2017	USD	1,727,931	(30,640)
(2)	Long Gilt British	March 2017	USD	310,148	(5,523)
(229)	U.S. Treasury Bonds (30 Year)	March 2017	USD	34,500,281	35,873
(1,141)	U.S. Treasury Notes (10 Year)	March 2017	USD	141,804,906	212,035
7,077	U.S. Treasury Notes (2 Year)	March 2017	USD	1,533,497,438	(1,816,093)
(2,033)	U.S. Treasury Notes (5 Year)	March 2017	USD	239,211,040	(1,123,208)
(168)	U.S. Ultra Treasury Bonds	March 2017	USD	26,922,000	294,881
(697)	U.S. Ultra Treasury Notes (10 Year)	March 2017	USD	93,441,563	(12,658)
74	Euro Dollar	December 2017	USD	18,218,800	19,324
(209)	Euro Dollar	September 2018	USD	51,270,313	80,703
(74)	Euro Dollar	December 2018	USD	18,130,000	(26,926)
Total					$(2,386,251)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	12,163,180	USD	3,553,524	BNP Paribas S.A.	1/04/17	$177,761
BRL	6,103,900	USD	1,790,000	Goldman Sachs International	1/04/17	82,487
BRL	10,076,274	USD	2,980,000	Goldman Sachs International	1/04/17	111,087
BRL	7,124,292	USD	2,142,000	Nomura International PLC	1/04/17	43,511
BRL	8,047,335	USD	2,370,000	Royal Bank of Scotland PLC	1/04/17	98,672

BLACKROCK FUNDS II	DECEMBER 31, 2016	11

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,776,762	BRL	6,220,444	Goldman Sachs International	1/04/17	$(131,477)
USD	2,142,000	BRL	7,152,138	Goldman Sachs International	1/04/17	(52,053)
USD	2,142,000	BRL	7,160,706	Goldman Sachs International	1/04/17	(54,682)
USD	1,776,762	BRL	6,202,422	Morgan Stanley & Co. International PLC	1/04/17	(125,948)
USD	2,499,000	BRL	8,456,616	Morgan Stanley & Co. International PLC	1/04/17	(95,227)
USD	2,499,000	BRL	8,504,097	Morgan Stanley & Co. International PLC	1/04/17	(109,792)
USD	9,806,933	AUD	13,192,000	National Australia Bank Ltd.	1/05/17	288,455
USD	1,679,880	CLP	1,134,170,982	Royal Bank of Scotland PLC	1/05/17	(12,652)
USD	20,281,780	EUR	19,071,000	Goldman Sachs International	1/05/17	200,012
USD	239,825	EUR	226,000	State Street Bank and Trust Co.	1/05/17	1,847
USD	14,276,796	GBP	11,432,000	Royal Bank of Scotland PLC	1/05/17	185,488
CNH	6,859,163	USD	990,000	BNP Paribas S.A.	1/06/17	(8,935)
CNH	3,558,576	USD	513,420	Citibank N.A.	1/06/17	(4,438)
CNH	5,808,609	USD	838,000	HSBC Bank PLC	1/06/17	(7,196)
CNH	2,482,548	USD	358,200	JPMorgan Chase Bank N.A.	1/06/17	(3,122)
CNH	855,245	USD	123,380	Royal Bank of Scotland PLC	1/06/17	(1,054)
USD	4,705,213	CNH	32,521,489	HSBC Bank PLC	1/06/17	53,671
USD	1,501,846	GBP	1,200,000	Citibank N.A.	1/09/17	22,532
USD	7,513	GBP	6,000	JPMorgan Chase Bank N.A.	1/09/17	117
EUR	1,000,000	USD	1,073,172	Goldman Sachs International	1/10/17	(19,883)
RUB	89,001,005	USD	1,390,000	JPMorgan Chase Bank N.A.	1/10/17	57,300
USD	1,062,324	EUR	1,000,000	Bank of America N.A.	1/10/17	9,035
USD	1,390,000	RUB	85,512,800	Morgan Stanley & Co. International PLC	1/10/17	(576)
EUR	704,045	USD	768,663	Deutsche Bank AG	1/12/17	(27,019)
EUR	1,790,000	USD	1,909,035	Royal Bank of Scotland PLC	1/12/17	(23,439)
USD	123,118	EUR	116,215	Citibank N.A.	1/12/17	696
USD	136,415	EUR	128,793	Citibank N.A.	1/12/17	744
USD	630,239	EUR	596,667	Goldman Sachs International	1/12/17	1,707
USD	630,359	EUR	596,667	Goldman Sachs International	1/12/17	1,827
USD	630,394	EUR	596,667	Goldman Sachs International	1/12/17	1,862
USD	1,816,144	EUR	1,618,753	Goldman Sachs International	1/12/17	110,941
USD	1,904,363	EUR	1,790,000	Goldman Sachs International	1/12/17	18,768
EUR	4,155,000	USD	4,429,895	JPMorgan Chase Bank N.A.	1/13/17	(52,755)
RUB	38,213,600	USD	592,000	Bank of America N.A.	1/13/17	29,003
RUB	34,184,448	USD	532,800	Deutsche Bank AG	1/13/17	22,726
RUB	38,797,020	USD	603,000	Deutsche Bank AG	1/13/17	27,484
RUB	191,501,344	USD	2,960,000	Deutsche Bank AG	1/13/17	152,058
RUB	262,974,105	USD	4,155,000	JPMorgan Chase Bank N.A.	1/13/17	118,550
USD	4,432,255	EUR	4,155,000	Morgan Stanley & Co. International PLC	1/13/17	55,115
USD	1,168,458	RUB	71,462,867	HSBC Bank PLC	1/13/17	7,126
USD	4,155,000	RUB	254,103,180	HSBC Bank PLC	1/13/17	25,610
USD	1,175,442	RUB	71,984,092	JPMorgan Chase Bank N.A.	1/13/17	5,640
ZAR	27,087,894	USD	1,970,000	Morgan Stanley & Co. International PLC	1/17/17	(4,929)
CAD	17,952,608	USD	13,260,000	JPMorgan Chase Bank N.A.	1/18/17	114,274
RUB	263,717,850	USD	4,155,000	JPMorgan Chase Bank N.A.	1/18/17	125,909
USD	13,260,000	CAD	17,792,043	UBS AG	1/18/17	5,343
USD	1,236,600	INR	83,730,186	Royal Bank of Scotland PLC	1/18/17	5,443
USD	1,228,974	RUB	75,237,814	Bank of America N.A.	1/18/17	7,646

12	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,310,161	RUB	80,194,937	Citibank N.A.	1/18/17	$ 8,363
USD	1,615,865	RUB	98,535,440	Deutsche Bank AG	1/18/17	16,348
USD	625,658	GBP	493,353	HSBC Bank PLC	1/20/17	17,278
KRW	366,444,000	USD	312,000	Barclays Bank PLC	1/23/17	(8,602)
USD	26,703,284	JPY	2,750,000,000	HSBC Bank PLC	1/23/17	3,140,090
USD	1,556,000	KRW	1,827,957,680	Royal Bank of Scotland PLC	1/23/17	42,539
USD	1,651,691	MXN	33,760,744	Morgan Stanley & Co. International PLC	1/23/17	29,268
USD	1,862,000	TWD	59,215,324	Nomura International PLC	1/23/17	22,661
JPY	91,099,459	USD	792,000	Morgan Stanley & Co. International PLC	1/27/17	(11,233)
BRL	3,009,885	USD	895,000	Goldman Sachs International	2/01/17	20,494
BRL	3,025,100	USD	895,000	Morgan Stanley & Co. International PLC	2/01/17	25,122
USD	669,689	EUR	600,894	Morgan Stanley & Co. International PLC	2/06/17	35,896
BRL	11,814,840	USD	3,403,284	Goldman Sachs International	2/07/17	184,859
MXN	20,821,791	USD	1,005,000	Deutsche Bank AG	2/07/17	(6,322)
MXN	20,855,760	USD	1,005,000	UBS AG	2/07/17	(4,693)
USD	1,110,241	BRL	3,706,541	Goldman Sachs International	2/07/17	(15,428)
USD	4,979,566	BRL	16,367,037	Goldman Sachs International	2/07/17	8,930
USD	1,385,446	BRL	4,555,000	Nomura International PLC	2/07/17	2,101
USD	2,010,000	MXN	41,373,840	Goldman Sachs International	2/07/17	25,581
EUR	183,844	USD	201,066	BNP Paribas S.A.	2/14/17	(7,090)
EUR	56,821	USD	61,300	Goldman Sachs International	2/14/17	(1,347)
EUR	398,347	USD	422,629	Goldman Sachs International	2/14/17	(2,329)
EUR	3,710	USD	3,956	UBS AG	2/14/17	(42)
EUR	212,219	USD	228,538	UBS AG	2/14/17	(4,623)
EUR	588,015	USD	633,231	UBS AG	2/14/17	(12,810)
USD	4,002,049	EUR	3,607,701	Citibank N.A.	2/14/17	195,522
USD	885,720	EUR	798,119	Morgan Stanley & Co. International PLC	2/14/17	43,615
USD	802,830	MXN	15,171,857	Citibank N.A.	2/16/17	75,863
USD	52,152,444	MXN	985,828,143	JPMorgan Chase Bank N.A.	2/16/17	4,915,942
RUB	130,528,350	EUR	2,019,000	Société Générale	2/22/17	(27,106)
USD	371,873	MXN	7,657,663	Goldman Sachs International	3/02/17	5,534
USD	26,044,500	MXN	536,442,337	State Street Bank and Trust Co.	3/02/17	381,356
USD	51,893,885	JPY	6,020,000,000	National Australia Bank Ltd.	5/12/17	30,267
Total						$10,561,274

Exchange-Traded Options Purchased

Description	Put/Call	Expiration Date	Strike Price		Contracts	Value
U.S. Treasury Notes (10 Year) (Future)	Call	1/27/17	USD	125.00	2,200	$721,875

OTC Options Purchased

Description	Put/Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	JPMorgan Chase Bank N.A.	1/09/17	CAD	1.35	USD	1,990	$ 9,673
USD Currency	Call	Citibank N.A.	1/20/17	TRY	3.45	USD	2,441	71,507
USD Currency	Call	BNP Paribas S.A.	1/23/17	TWD	32.00	USD	3,590	50,559
USD Currency	Call	Goldman Sachs International	1/23/17	INR	69.00	USD	3,590	5,949
USD Currency	Call	Citibank N.A.	2/22/17	CAD	1.36	USD	3,947	38,203

BLACKROCK FUNDS II	DECEMBER 31, 2016	13

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Description	Put/Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	HSBC Bank PLC	3/10/17	CNH	6.92	USD	2,400	$ 67,588
USD Currency	Put	UBS AG	1/05/17	JPY	116.50	USD	2,320	13,723
EUR Currency	Put	Citibank N.A.	1/13/17	USD	1.06	EUR	2,400	24,983
USD Currency	Put	Morgan Stanley & Co. International PLC	1/13/17	BRL	3.45	USD	2,400	132,779
Total								$414,964

Exchange-Traded Options Written

Description	Put/Call	Expiration Date	Strike Price		Contracts	Value
U.S. Treasury Notes (10 Year) (Future)	Call	1/27/17	USD	126.00	2,200	$(309,375)

Centrally Cleared Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
CDX.NA.HY Series 26 Version 1	5.00%	6/20/21	B+	USD 149,550	$ 3,867,299
CDX.NA.IG Series 26 Version 1	1.00%	6/20/21	BBB+	USD 60,625	656,819
CDX.NA.HY Series 27 Version 1	5.00%	12/20/21	B+	USD 345,125	6,685,273
CDX.NA.IG Series 27 Version 1	1.00%	12/20/21	BBB+	USD 17,109	71,733
Total					$11,281,124

[1]	Using S&P’s rating of the underlying securities of the index.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.08%[1]	3-month Canadian Bankers Acceptances	11/15/17[2]	11/15/18	CAD	364,920	$ (310,523)
0.49%[1]	6-month EURIBOR	N/A	7/04/19	EUR	120,000	2,308,311
0.45%[3]	6-month EURIBOR	N/A	7/04/19	EUR	120,000	(2,145,915)
Total						$ (148,127)

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Forward swap.

[3]	Fund pays the fixed rate and receives the floating rate.

OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	2,086	$ 7,688	$ 12,717	$ (5,029)
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	2,086	12,770	19,491	(6,721)
Republic of Argentina	5.00%	Bank of America N.A.	12/20/21	USD	452	(15,985)	(20,451)	4,466
Republic of Argentina	5.00%	Citibank N.A.	12/20/21	USD	2,117	(92,748)	(68,817)	(23,931)
Republic of South Africa	1.00%	Bank of America N.A.	12/20/21	USD	1,415	74,287	103,512	(29,225)
Republic of South Africa	1.00%	Barclays Bank PLC	12/20/21	USD	8,520	447,294	619,678	(172,384)
Republic of South Africa	1.00%	BNP Paribas S.A.	12/20/21	USD	865	45,412	62,184	(16,772)
Republic of South Africa	1.00%	Citibank N.A.	12/20/21	USD	3,470	182,173	253,842	(71,669)
Republic of South Africa	1.00%	HSBC Bank PLC	12/20/21	USD	1,080	56,699	79,718	(23,019)

14	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of South Africa	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	3,590	$ 188,473	$ 262,620	$ (74,147)
Republic of the Philippines	1.00%	Bank of America N.A.	12/20/21	USD	1,986	8,555	19,551	(10,996)
Republic of the Philippines	1.00%	Bank of America N.A.	12/20/21	USD	1,702	7,331	14,435	(7,104)
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	8,589	37,004	32,972	4,032
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	2,866	12,345	12,325	20
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	1,627	7,010	7,285	(275)
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	1,017	4,381	3,844	537
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	814	3,505	3,075	430
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	407	1,752	1,537	215
Republic of the Philippines	1.00%	BNP Paribas S.A.	12/20/21	USD	2,520	10,858	9,083	1,775
Republic of the Philippines	1.00%	Citibank N.A.	12/20/21	USD	2,048	8,825	15,482	(6,657)
Republic of the Philippines	1.00%	Citibank N.A.	12/20/21	USD	1,179	5,078	5,004	74
Republic of the Philippines	1.00%	Citibank N.A.	12/20/21	USD	577	2,485	1,408	1,077
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	1,921	8,275	4,688	3,587
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	1,081	4,655	4,647	8
Republic of the Philippines	1.00%	UBS AG	12/20/21	USD	1,004	4,327	3,796	531
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	1,810	63,563	105,802	(42,239)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	1,810	63,563	106,580	(43,017)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	1,805	63,388	105,510	(42,122)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	1,805	63,387	106,013	(42,626)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	1,805	63,387	106,013	(42,626)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	1,085	38,102	63,725	(25,623)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	230	8,077	13,444	(5,367)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	230	8,077	13,543	(5,466)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	225	7,901	13,152	(5,251)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	225	7,902	13,215	(5,313)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	225	7,901	13,215	(5,314)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	135	4,741	7,929	(3,188)
Russian Federation	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	1,200	42,141	67,922	(25,781)
Total						$1,474,579	$2,199,689	$(725,110)

OTC Credit Default Swaps — Sell Protection

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	2,086	$ (7,688)	$(14,741)	$ 7,053
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	2,086	(12,770)	(16,980)	4,210
Total							$(20,458)	$(31,721)	$11,263

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
13.13%[1]	1-day BZDIOVER	Bank of America N.A.	7/03/17	BRL	17,950	$(5,825)	—	$(5,825)
12.93%[1]	1-day BZDIOVER	Citibank N.A.	7/03/17	BRL	35,888	(570)	—	(570)
13.11%[1]	1-day BZDIOVER	Citibank N.A.	7/03/17	BRL	21,543	(6,009)	—	(6,009)
12.85%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	7/03/17	BRL	42,322	(4,209)	—	(4,209)

BLACKROCK FUNDS II	DECEMBER 31, 2016	15

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
12.85%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	7/03/17	BRL	2,108	$208	—	$ 208
1.92%[2]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/10/17	KRW	3,145,030	11,990	$3,560	8,430
1.69%[1]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/10/17	KRW	3,145,030	(5,871)	—	(5,871)
12.10%[1]	1-day BZDIOVER	Bank of America N.A.	1/02/18	BRL	41,049	(29,196)	—	(29,196)
12.08%[1]	1-day BZDIOVER	Bank of America N.A.	1/02/18	BRL	33,003	(21,267)	—	(21,267)
7.07%[2]	28-day MXIBTIIE	Citibank N.A.	11/21/18	MXN	147,861	(18,924)	—	(18,924)
7.06%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/21/18	MXN	177,433	(38,916)	—	(38,916)
7.00%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/21/18	MXN	107,167	(20,297)	—	(20,297)
7.10%[2]	28-day MXIBTIIE	Citibank N.A.	11/22/18	MXN	177,433	(17,766)	(343)	(17,423)
6.98%[2]	28-day MXIBTIIE	Citibank N.A.	11/28/18	MXN	180,400	(38,012)	(326)	(37,686)
7.00%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/28/18	MXN	148,956	(28,773)	(273)	(28,500)
6.98%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/28/18	MXN	143,151	(30,164)	(259)	(29,905)
6.85%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/29/18	MXN	214,733	(69,663)	(356)	(69,307)
6.93%[2]	28-day MXIBTIIE	Bank of America N.A.	11/30/18	MXN	177,737	(45,624)	(921)	(44,703)
12.46%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/19	BRL	13,835	82,309	—	82,309
11.00%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/20	BRL	8,613	(18,965)	—	(18,965)
11.81%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/20	BRL	4,528	24,434	—	24,434
11.80%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/20	BRL	4,528	24,032	—	24,032
11.03%[2]	1-day BZDIOVER	Citibank N.A.	1/02/20	BRL	8,176	(15,805)	—	(15,805)
11.77%[2]	1-day BZDIOVER	Citibank N.A.	1/02/20	BRL	6,369	32,107	—	32,107
12.10%[2]	1-day BZDIOVER	Citibank N.A.	1/02/20	BRL	4,911	39,262	—	39,262
11.02%[2]	1-day BZDIOVER	Citibank N.A.	1/02/20	BRL	4,589	(9,432)	—	(9,432)
11.10%[2]	3-month LIBOR	Goldman Sachs Bank USA	1/02/20	BRL	15,150	(25,106)	—	(25,106)
11.10%[2]	3-month LIBOR	Goldman Sachs Bank USA	1/02/20	BRL	4,156	(6,811)	—	(6,811)
11.88%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	11,737	60,549	—	60,549
12.17%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	8,682	74,838	—	74,838
11.04%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	8,313	(15,594)	—	(15,594)
12.01%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	6,362	45,589	—	45,589
10.98%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	4,307	(10,398)	—	(10,398)
11.38%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	1,025	735	—	735
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	7/17/25	MXN	10,282	(47,796)	(47)	(47,749)
6.32%[2]	28-day MXIBTIIE	Morgan Stanley Capital Services LLC	7/17/25	MXN	20,635	(95,917)	(93)	(95,824)
6.32%[2]	28-day MXIBTIIE	Goldman Sachs Bank USA	8/06/25	MXN	30,867	(142,349)	(137)	(142,212)
6.31%[1]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN	10,120	47,825	44	47,781
6.31%[1]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN	10,120	47,825	44	47,781
6.31%[1]	28-day MXIBTIIE	Deutsche Bank AG	8/11/25	MXN	37,565	175,816	162	175,654
7.78%[1]	28-day MXIBTIIE	Citibank N.A.	11/11/26	MXN	37,367	16,419	—	16,419
7.78%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/11/26	MXN	44,307	18,640	—	18,640
7.80%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/11/26	MXN	16,366	6,073	—	6,073

16	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
8.71%[1]	3-month JIBAR	JPMorgan Chase Bank N.A.	11/14/26	ZAR	20,805	$(43,801)	$ 107	$(43,908)
8.71%[1]	3-month JIBAR	JPMorgan Chase Bank N.A.	11/14/26	ZAR	17,510	(35,757)	90	(35,847)
7.69%[1]	28-day MXIBTIIE	Citibank N.A.	11/18/26	MXN	15,587	11,789	44	11,745
7.69%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/18/26	MXN	36,032	27,252	102	27,150
7.77%[1]	28-day MXIBTIIE	Bank of America N.A.	11/20/26	MXN	45,909	22,677	400	22,277
Total						$(78,448)	$1,798	$(80,246)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK FUNDS II	DECEMBER 31, 2016	17

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,193,455,859	$177,138,189	$1,370,594,048
Capital Trusts[1]	—	1,375,351	—	1,375,351
Corporate Bonds[1]	—	1,678,940,750	—	1,678,940,750
Floating Rate Loan Interests[1]	—	5,001,975	—	5,001,975
Foreign Agency Obligations	—	89,649,232	—	89,649,232
Foreign Government Obligations	—	55,743,430	—	55,743,430
Investment Companies	$59,212,400	—	—	59,212,400
Non-Agency Mortgage-Backed Securities	—	773,513,828	6,656,390	780,170,218
Taxable Municipal Bonds	—	107,868,301	—	107,868,301
U.S. Government Sponsored Agency Securities	—	565,138,265	—	565,138,265
U.S. Treasury Obligations	—	536,101,749	—	536,101,749
Short-Term Securities:
Foreign Government Obligations	—	149,045,338	—	149,045,338
Repurchase Agreements	—	80,000,000	—	80,000,000
Options Purchased:
Foreign currency exchange contracts	—	414,964	—	414,964
Interest rate contracts	721,875	—	—	721,875

Total	$59,934,275	$5,236,249,042	$183,794,579	$5,479,977,896

[1] See above Schedule of Investments for values in each industry.

18	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (concluded)	BlackRock Low Duration Bond Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$11,309,139	—	$11,309,139
Foreign currency exchange contracts	—	11,398,076	—	11,398,076
Interest rate contracts	$642,816	3,074,324	—	3,717,140
Liabilities:
Credit contracts	—	(741,862)	—	(741,862)
Foreign currency exchange contracts	—	(836,802)	—	(836,802)
Interest rate contracts	(3,338,442)	(3,302,697)	—	(6,641,139)

Total	$(2,695,626)	$20,900,178	—	$18,204,552

[1]     Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and written options are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $105,028,817 are categorized as Level 2 within the disclosure hierarchy.

During the period ended December 31, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Non-Agency Mortgage- Backed Securities	Total
Assets:
Opening Balance, as of September 30, 2016	$118,580,532	$5,917,527	$124,498,059
Transfers into Level 3	—	—	—
Transfers out of Level 3	(17,718,038)	(5,913,605)	(23,631,643)
Accrued discounts/premiums	2,214	3	2,217
Net realized gain (loss)	(15,471)	(1,619)	(17,090)
Net change in unrealized appreciation (depreciation)[1]	296,473	1,084	297,557
Purchases	85,071,801	6,653,000	91,724,801
Sales	(9,079,322)	—	(9,079,322)

Closing Balance, as of December 31, 2016	$177,138,189	$6,656,390	$183,794,579

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2016[1]	$229,615	$1,084	$230,699

[1]     Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	DECEMBER 31, 2016	19

Schedule of Investments December 31, 2016 (Unaudited)	BlackRock U.S. Government Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Arbor Realty CLO Ltd., Series 2015-FL2A, Class A, 2.45%, 9/15/25 (a)(b)	USD	5,000	$5,006,250
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, 2.24%, 9/15/26 (a)(b)		1,840	1,840,000
Cedar Funding III CLO Ltd., Series 2014-3A, Class A1, 2.44%, 5/20/26 (a)(b)		4,500	4,504,397
CIFC Funding Ltd.:
Series 2014-5A, Class A1R, 2.26%, 1/17/27 (a)(b)		3,300	3,300,000
Series 2015-3A, Class A, 2.30%, 10/19/27 (a)(b)		1,650	1,650,000
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 2.01%, 8/15/25 (a)(b)		5,800	5,777,292
Fannie Mae REMIC Trust, Series 1996-W1, Class AL, 7.25%, 3/25/26 (b)		9	9,676
Invitation Homes Trust:
Series 2014-SFR1, Class A, 1.74%, 6/17/31 (a)(b)		971	967,397
Series 2014-SFR3, Class A, 1.94%, 12/17/31 (a)(b)		905	905,154
OCP CLO Ltd., Series 2012-2A, Class A1R, 2.28%, 11/22/25 (a)(b)		7,300	7,286,714
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 2.00%, 4/20/25 (a)(b)		4,500	4,485,950
Progress Residential Trust:
Series 2015-SFR2, Class A, 2.74%, 6/12/32 (a)		2,179	2,164,010
Series 2016-SFR1, Class A, 2.24%, 9/17/33 (a)(b)		4,400	4,438,032
SMB Private Education Loan Trust, Series 2015-C, Class A3, 2.65%, 8/16/32 (a)(b)		1,400	1,450,604
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.99%, 5/17/32 (a)(b)		1,701	1,692,630
Venture XVIII CLO Ltd., Series 2014-18A, Class A, 2.33%, 10/15/26 (a)(b)		3,300	3,299,856
Washington Mill CLO Ltd., Series 2014-1A, Class A1, 2.38%, 4/20/26 (a)(b)		4,100	4,102,460
Total Asset-Backed Securities — 7.4%			52,880,422

Corporate Bonds		Par (000)	Value
Paper & Forest Products — 0.0%
Fibria Overseas Finance Ltd., 5.25%, 5/12/24		14	14,070

Foreign Agency Obligations		Par (000)	Value
Mexico — 0.0%
Petroleos Mexicanos:
4.63%, 9/21/23 (a)		21	20,429
6.50%, 3/13/27 (a)		152	156,788
Total Foreign Agency Obligations — 0.0%			177,217

Foreign Government Obligations — 0.5%		Par (000)	Value
Germany — 0.5%
Deutsche Bundesrepublik Inflation Linked Bonds, 0.10%, 4/15/26	EUR	3,055	3,661,966

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 2.7%
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4, 5.45%, 1/15/49	USD	65	$65,180
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 2.13%, 7/05/33 (a)(b)		6,500	6,506,100
Cosmopolitan Hotel Trust, Series 2016-CSMO, Class A, 2.10%, 11/15/33 (a)(b)		2,250	2,261,279
Credit Suisse Mortgage Capital Certificates, Series 2016-MFF, Class A, 2.14%, 11/15/33 (a)(b)		690	691,021
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 2.00%, 12/15/34 (a)(b)		9,116	9,129,838
LMREC, Inc., Series 2016-CRE2, Class A, 2.29%, 11/24/31 (a)(b)		780	780,983

			19,434,401
Interest Only Commercial Mortgage-Backed Securities — 1.7%
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.77%, 5/10/58 (b)		7,659	888,111
Commercial Mortgage Pass-Through Certificates:
Series 2014-CR14, Class XA, 0.84%, 2/10/47 (b)		12,162	408,017
Series 2015-CR22, Class XA, 1.02%, 3/10/48 (b)		21,134	1,156,021
Series 2015-CR24, Class XA, 0.88%, 8/10/48 (b)		11,237	614,029
Series 2015-CR25, Class XA, 0.96%, 8/10/48 (b)		21,194	1,272,976
Series 2015-LC21, Class XA, 0.87%, 7/10/48 (b)		69,098	3,093,421
Core Industrial Trust:
Series 2015-CALW, Class XA, 0.81%, 2/10/34 (a)(b)		34,974	1,286,711
Series 2015-TEXW, Class XA, 0.77%, 2/10/34 (a)(b)		29,200	1,026,257
Series 2015-WEST, Class XA, 0.93%, 2/10/37 (a)(b)		14,700	929,255
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22 (a)(b)		208,718	867,998
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class XA, 1.66%, 5/15/49 (b)		4,779	505,952
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.46%, 5/25/36 (a)(b)		226	1,548

			12,050,296
Total Non-Agency Mortgage-Backed Securities — 4.4%			31,484,697

Project Loans — 0.0%		Par (000)	Value
Federal Housing Authority, USGI Project, Series 56, 7.46%, 1/01/23		22	20,530

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations — 0.6%
Federal Home Loan Bank, 4.00%, 4/10/28		4,100	4,487,003
Small Business Administration Participation Certificates, Series 1998-20J, Class 1, 5.50%, 10/01/18		63	63,758

			4,550,761

BLACKROCK FUNDS II	DECEMBER 31, 2016	1

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.9%
Fannie Mae:
Series 2002-T6, Class A1, 3.31%, 2/25/32	USD	17	$17,341
Series 2014-27, Class VC, 4.00%, 5/25/31		3,236	3,456,182
Ginnie Mae, Series 2014-107, Class WX, 6.81%, 7/20/39 (b)		2,304	2,692,724

			6,166,247
Interest Only Collateralized Mortgage Obligations — 0.1%
Ginnie Mae:
Series 2015-103, Class CI, 4.00%, 7/20/45		1,000	122,447
Series 2015-152, Class PI, 4.00%, 10/20/45		355	45,166
Series 2015-176, Class IO, 4.00%, 11/20/45		126	17,266
Series 2015-191, Class TI, 4.00%, 1/20/45		156	23,152
Series 2016-58, Class PI, 4.00%, 10/20/45		556	70,445
Series 2016-82, Class IM, 4.00%, 2/01/46		287	31,590
Series 2016-82, Class WI, 4.00%, 2/20/46		340	42,870

			352,936
Interest Only Commercial Mortgage-Backed Securities — 0.6%
Freddie Mac:
Series K043, Class X1, 0.55%, 12/25/24 (b)		28,163	1,033,992
Series K718, Class X1, 0.65%, 1/25/22 (b)		3,750	102,505
Ginnie Mae:
Series 2016-137, Class IO, 0.95%, 10/16/56 (b)		7,479	595,741
Series 2016-140, Class IO, 0.94%, 5/16/58 (b)		7,373	576,940
Series 2016-143, Class IO, 1.01%, 10/16/56 (b)		7,083	594,982
Series 2016-176, Class IO, 1.01%, 8/16/58 (b)		15,200	1,300,973
Series 2005-9, Class IO, 0.55%, 1/16/45 (b)		8,883	171,188
Series 2005-50, Class IO, 0.38%, 6/16/45 (b)		2,617	13,264
Series 2006-30, Class IO, 2.16%, 5/16/46 (b)		2,238	151,632

			4,541,217
Mortgage-Backed Securities — 69.0%
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/30-1/01/32 (c)		24,368	24,417,816
3.00%, 5/01/29-1/01/47 (c)		65,651	65,866,966
3.13%, 9/01/41 (b)		702	737,312
3.14%, 12/01/40 (b)		668	702,986
3.50%, 11/01/28-1/01/47 (c)		74,992	77,393,939
4.00%, 1/01/25-1/01/47 (c)		56,293	59,435,275
4.50%, 2/01/25-1/01/47 (c)		17,046	18,390,328
5.00%, 11/01/32-1/01/42		8,663	9,501,893
5.50%, 2/01/35-4/01/41		5,954	6,672,436
6.00%, 5/01/33-6/01/41		5,646	6,443,119
6.50%, 5/01/40		1,357	1,541,624
Freddie Mac Mortgage-Backed Securities:
2.50%, 3/01/30-1/01/32 (c)		3,503	3,513,212
2.76%, 10/01/45 (b)		1,816	1,850,856
2.90%, 6/01/42 (b)		582	600,961
3.00%, 1/01/30-1/01/47 (c)		17,267	17,375,733
3.50%, 1/01/32-1/01/47 (c)		44,032	45,191,102

U.S. Government Sponsored Agency Securities		Par (000)		Value
Mortgage-Backed Securities (continued)
4.00%, 8/01/40-1/01/47 (c)	USD	46,028		$ 48,397,724
4.50%, 2/01/39-1/01/47 (c)		5,229		5,625,293
5.00%, 7/01/35-11/01/41		5,311		5,818,056
5.50%, 6/01/41		2,122		2,363,392
Ginnie Mae Mortgage-Backed Securities:
3.00%, 1/15/47 (c)		22,024		22,295,770
3.50%, 12/20/41-1/15/47 (c)		34,377		35,797,497
4.00%, 9/20/40-1/15/47 (c)		14,125		15,032,311
4.50%, 12/20/39-1/15/47 (c)		13,230		14,285,369
5.00%, 12/15/38-7/20/41		4,915		5,409,221
7.00%, 6/15/23-3/15/24		— (d	)	118

				494,660,309
Total U.S. Government Sponsored Agency Securities — 71.2%				510,271,470

U.S. Treasury Obligations		Par (000)		Value
U.S. Treasury Bonds:
2.50%, 5/15/46 (e)		18,356		16,312,197
2.25%, 8/15/46 (e)		16,813		14,136,370
2.88%, 11/15/46		12,516		12,083,907
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/20 (e)		25,905		26,173,770
U.S. Treasury Notes:
0.75%, 9/30/18-7/15/19 (e)		58,536		58,082,096
1.00%, 11/30/18-11/15/19 (e)		82,109		81,393,137
0.88%, 9/15/19		37,125		36,639,182
1.13%, 9/30/21		37,151		35,834,354
1.25%, 10/31/21-7/31/23 (e)		42,340		40,905,528
1.75%, 11/30/21 (e)		29,543		29,322,580
1.38%, 9/30/23 (e)		18,071		17,112,903
1.63%, 10/31/23-5/15/26		28,079		26,709,859
2.13%, 11/30/23		16,366		16,257,313
1.50%, 8/15/26		10,746		9,883,386
2.00%, 11/15/26 (e)		11,509		11,073,361
Total U.S. Treasury Obligations — 60.2%				431,919,943
Total Long-Term Investments (Cost — $1,042,033,381) — 143.7%		$		$1,030,430,315

Short-Term Securities
Certificates of Deposit		Par (000)		Value
				$
Domestic — 0.3%
Wells Fargo Bank N.A., 1.48%, 9/22/17 (b)		1,930		1,932,490
Yankee — 1.6% (f)
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 1.54%, 8/17/17 (b)		1,930		1,933,088
Cooperatieve Rabobank UA, New York, 1.41%, 8/16/17 (b)		1,930		1,932,654
Credit Industriel et Commercial, New York, 1.51%, 8/16/17 (b)		1,930		1,934,487
Credit Suisse AG, New York, 1.69%, 8/16/17 (b)		950		951,422
Credit Suisse AG, New York, 1.72%, 8/24/17 (b)		960		961,382
Skandinaviska Enskilda Banken AB, New York, 1.39%, 8/17/17 (b)		1,930		1,933,018
Sumitomo Mitsui Banking Corp., New York, 1.53%, 8/18/17 (b)		1,005		1,006,380

2	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Certificates of Deposit	Par (000)	Value
Yankee (continued) (f)
UBS AG, Stamford, 1.53%, 9/01/17	USD 1,010	$1,011,797

		11,664,228
Total Certificates of Deposit — 1.9%		13,596,718

Commercial Paper	Par (000)	Value
BNP Paribas SA, (New York Branch), 1.53%, 8/17/17 (b)	990	991,257
BPCE SA, 1.49%, 8/14/17 (g)	1,940	1,924,012
Mizuho Corporate Bank, (New York Branch), 1.37%, 8/16/17 (g)	1,910	1,893,367
Nordea Bank AB, 1.21%, 3/09/17 (g)	970	968,381
Norinchukin Bank, (New York Branch), 1.20%, 2/22/17 (b)	990	990,549
Sumitomo Mitsui Trust Bank Ltd., (New York Branch), 1.53%, 8/16/17 (b)	1,930	1,933,668
Svenska Handelsbanken AB, (New York Branch), 1.20%, 2/27/17 (b)	1,000	1,000,763
Swedbank AB, (New York Branch), 1.38%, 8/18/17 (b)	990	991,548
Total Commercial Paper — 1.5%		10,693,545

	Shares	Value
Other Mutual Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.36% (h)(i)	2,997,932	2,997,932
Total Short-Term Securities (Cost — $27,257,041) — 3.8%		27,288,195

Options Purchased		Value
(Cost — $97,546) — 0.0%		188,774
Total Investments Before TBA Sale Commitments and Options Written (Cost — $1,069,387,968*) — 147.5%		1,057,907,284

TBA Sale Commitments (c)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 1/01/32	USD	478	$(478,756)
3.00%, 1/01/32-1/01/47		12,899	(12,907,798)
3.50%, 1/01/32-1/01/47		47,935	(49,356,423)
4.00%, 1/01/32-1/01/47		48,259	(50,659,736)
4.50%, 1/01/32-1/01/47		7,216	(7,739,047)
5.00%, 1/01/47		536	(583,905)
5.50%, 1/01/47		2,144	(2,383,357)
6.00%, 1/01/47		2,510	(2,842,183)
Freddie Mac Mortgage-Backed Securities:
2.50%, 1/01/32		1,974	(1,977,547)
3.00%, 1/01/47		3,076	(3,054,389)
3.50%, 1/01/47		21,690	(22,209,614)
4.00%, 1/01/47		19,461	(20,435,561)
5.00%, 1/01/47		2,625	(2,858,174)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 1/15/47		565	(572,074)
3.50%, 1/15/47		4,525	(4,704,838)
4.00%, 1/15/47		505	(536,296)
4.50%, 1/15/47		6,350	(6,866,682)
Total TBA Sale Commitments (Proceeds — $189,799,619) — (26.5)%			(190,166,380)

Options Written			Value
(Premiums Received — $109,640) — (0.0)%			(81,468)
Total Investments Net of TBA Sale Commitments and Options Written — 121.0%			867,659,436
Liabilities in Excess of Other Assets — (21.0)%			(150,326,764)

Net Assets — 100.0%			$717,332,672

Notes to Schedule of Investments

*	As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,069,846,717

Gross unrealized appreciation	$3,822,422
Gross unrealized depreciation	(15,761,855)

Net unrealized depreciation	$(11,939,433)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

BLACKROCK FUNDS II	DECEMBER 31, 2016	3

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

(c)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$ (3,780,147)	$ 22,011
BNP Paribas Securities Corp.	$ (4,358,725)	$ 1,325
Citigroup Global Markets, Inc.	$ 3,924,248	$ (8,626)
Credit Suisse Securities (USA) LLC	$ (9,125,932)	$ (7,342)
Daiwa Capital Markets America, Inc.	$ 4,290,371	$ (2,582)
Deutsche Bank Securities, Inc.	$ 735,232	$ 572
Goldman Sachs & Co.	$(65,072,422)	$ 47,924
J.P. Morgan Securities LLC	$ 32,871,353	$(28,099)
Jefferies LLC	$ 7,588,435	$ 10,123
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$ (486,034)	$(17,231)
Morgan Stanley & Co. LLC	$ (4,031,491)	$ (4,846)
Nomura Securities International, Inc.	$ 3,484,734	$ (9,719)
RBC Capital Markets, LLC	$ 2,180,757	$ 2,543
Wells Fargo Securities, LLC	$ 1,560,837	$ (1,959)

(d)	Amount is less than $500.

(e)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(f)	Issuer is a U.S. branch of a foreign domiciled bank.

(g)	Rates are discount rates or a range of discount rates at the time of purchase.

(h)	During the period ended December 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at December 31, 2016	Value at December 31, 2016	Income	Realized Gain
BlackRock Liquidity Funds, T-Fund, Institutional Class	16,296,656	(13,298,724)	2,997,932	$2,997,932	$6,474	$27

(i)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Credit Agricole Corporate & Investment Bank SA	0.49%	10/26/16	Open	$15,800,000	$15,814,839	U.S. Treasury Obligations	Open/Demand[1]
Nomura Securities International, Inc.	0.20%	11/07/16	Open	29,000,000	29,009,183	U.S. Treasury Obligations	Open/Demand[1]
J.P. Morgan Securities LLC	(1.00%)	12/30/16	1/03/17	14,185,631	14,184,843	U.S. Treasury Obligations	Overnight
BNP Paribas Securities Corp.	0.25%	12/30/16	1/03/17	21,689,220	21,689,822	U.S. Treasury Obligations	Overnight
Credit Suisse Securities (USA) LLC	(2.00%)	12/30/16	1/03/17	35,875,838	35,871,852	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	(0.95%)	12/30/16	1/03/17	23,905,948	23,904,686	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(3.35%)	12/30/16	1/03/17	24,906,250	24,901,615	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(2.54%)	12/30/16	1/03/17	29,321,428	29,317,290	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(0.69%)	12/30/16	1/03/17	11,048,640	11,048,216	U.S. Treasury Obligations	Overnight
Total				$205,732,955	$205,742,346

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

4	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(139)	Euro-Bund	March 2017	USD	24,018,242	$(318,554)
62	U.S. Treasury Bonds (30 Year)	March 2017	USD	9,340,688	96,381
(319)	U.S. Treasury Notes (10 Year)	March 2017	USD	39,645,719	(291,078)
(65)	U.S. Treasury Notes (2 Year)	March 2017	USD	14,084,688	4,926
(292)	U.S. Treasury Notes (5 Year)	March 2017	USD	34,357,906	(55,944)
(18)	U.S. Ultra Treasury Bonds	March 2017	USD	2,884,500	(26,251)
Total					$(590,520)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	975,553	USD	285,012	BNP Paribas S.A.	1/04/17	$ 14,257
BRL	545,600	USD	160,000	Goldman Sachs International	1/04/17	7,373
BRL	879,138	USD	260,000	Goldman Sachs International	1/04/17	9,692
BRL	628,614	USD	189,000	Nomura International PLC	1/04/17	3,839
BRL	713,055	USD	210,000	Royal Bank of Scotland PLC	1/04/17	8,743
USD	142,506	BRL	498,914	Goldman Sachs International	1/04/17	(10,545)
USD	189,000	BRL	631,071	Goldman Sachs International	1/04/17	(4,593)
USD	189,000	BRL	631,827	Goldman Sachs International	1/04/17	(4,825)
USD	142,506	BRL	497,468	Morgan Stanley & Co. International PLC	1/04/17	(10,102)
USD	220,500	BRL	746,172	Morgan Stanley & Co. International PLC	1/04/17	(8,402)
USD	220,500	BRL	750,362	Morgan Stanley & Co. International PLC	1/04/17	(9,688)
USD	148,596	CLP	100,324,589	Royal Bank of Scotland PLC	1/05/17	(1,119)
USD	3,154,306	EUR	2,966,000	Goldman Sachs International	1/05/17	31,107
CNH	623,560	USD	90,000	BNP Paribas S.A.	1/06/17	(812)
CNH	321,881	USD	46,440	Citibank N.A.	1/06/17	(401)
CNH	506,001	USD	73,000	HSBC Bank PLC	1/06/17	(627)
CNH	224,552	USD	32,400	JPMorgan Chase Bank N.A.	1/06/17	(282)
CNH	77,359	USD	11,160	Royal Bank of Scotland PLC	1/06/17	(95)
USD	422,401	CNH	2,919,552	HSBC Bank PLC	1/06/17	4,818
GBP	2,000	USD	2,504	JPMorgan Chase Bank N.A.	1/09/17	(39)
USD	132,663	GBP	106,000	Citibank N.A.	1/09/17	1,990
EUR	88,000	USD	94,439	Goldman Sachs International	1/10/17	(1,750)
RUB	7,683,540	USD	120,000	JPMorgan Chase Bank N.A.	1/10/17	4,947
USD	93,485	EUR	88,000	Bank of America N.A.	1/10/17	795
USD	120,000	RUB	7,382,400	Morgan Stanley & Co. International PLC	1/10/17	(50)
EUR	160,000	USD	170,640	Royal Bank of Scotland PLC	1/12/17	(2,095)
USD	56,334	EUR	53,333	Goldman Sachs International	1/12/17	153
USD	56,345	EUR	53,333	Goldman Sachs International	1/12/17	163
USD	56,348	EUR	53,333	Goldman Sachs International	1/12/17	166
USD	170,222	EUR	160,000	Goldman Sachs International	1/12/17	1,678
EUR	308,000	USD	328,377	JPMorgan Chase Bank N.A.	1/13/17	(3,911)
RUB	3,356,600	USD	52,000	Bank of America N.A.	1/13/17	2,548
RUB	3,002,688	USD	46,800	Deutsche Bank AG	1/13/17	1,996
RUB	16,821,064	USD	260,000	Deutsche Bank AG	1/13/17	13,356

BLACKROCK FUNDS II	DECEMBER 31, 2016	5

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	19,493,628	USD	308,000	JPMorgan Chase Bank N.A.	1/13/17	$ 8,788
USD	328,552	EUR	308,000	Morgan Stanley & Co. International PLC	1/13/17	4,086
USD	4,000	RUB	257,760	BNP Paribas S.A.	1/13/17	(189)
USD	88,436	RUB	5,408,726	HSBC Bank PLC	1/13/17	539
USD	308,000	RUB	18,836,048	HSBC Bank PLC	1/13/17	1,898
USD	88,964	RUB	5,448,175	JPMorgan Chase Bank N.A.	1/13/17	427
ZAR	2,337,534	USD	170,000	Morgan Stanley & Co. International PLC	1/17/17	(425)
RUB	19,548,760	USD	308,000	JPMorgan Chase Bank N.A.	1/18/17	9,333
USD	106,800	INR	7,231,428	Royal Bank of Scotland PLC	1/18/17	470
USD	91,101	RUB	5,577,195	Bank of America N.A.	1/18/17	567
USD	97,119	RUB	5,944,655	Citibank N.A.	1/18/17	620
USD	119,780	RUB	7,304,192	Deutsche Bank AG	1/18/17	1,212
KRW	50,033,700	USD	42,600	Barclays Bank PLC	1/23/17	(1,175)
USD	150,600	KRW	176,921,868	Royal Bank of Scotland PLC	1/23/17	4,117
USD	161,000	TWD	5,120,122	Nomura International PLC	1/23/17	1,959
JPY	7,821,670	USD	68,000	Morgan Stanley & Co. International PLC	1/27/17	(965)
BRL	269,040	USD	80,000	Goldman Sachs International	2/01/17	1,832
BRL	270,400	USD	80,000	Morgan Stanley & Co. International PLC	2/01/17	2,246
MXN	1,761,047	USD	85,000	Deutsche Bank AG	2/07/17	(535)
MXN	1,763,920	USD	85,000	UBS AG	2/07/17	(397)
USD	170,000	MXN	3,499,280	Goldman Sachs International	2/07/17	2,164
USD	20,465,926	JPY	2,350,000,000	HSBC Bank PLC	2/10/17	313,836
RUB	9,826,800	EUR	152,000	Société Générale	2/22/17	(2,040)
Total						$396,653

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	JPMorgan Chase Bank N.A.	1/09/17	CAD	1.35	USD	180	$875
USD Currency	Call	BNP Paribas S.A.	1/23/17	TWD	32.00	USD	310	4,366
USD Currency	Call	Goldman Sachs International	1/23/17	INR	69.00	USD	310	514
USD Currency	Call	Citibank N.A.	2/22/17	CAD	1.36	USD	345	3,339
USD Currency	Call	HSBC Bank PLC	3/10/17	CNH	6.92	USD	210	5,914
USD Currency	Put	UBS AG	1/05/17	JPY	116.50	USD	200	1,183
EUR Currency	Put	Citibank N.A.	1/13/17	USD	1.06	EUR	210	2,186
USD Currency	Put	Morgan Stanley & Co. International PLC	1/13/17	BRL	3.45	USD	210	11,618
EUR Currency	Put	BNP Paribas S.A.	6/01/17	USD	1.02	EUR	10,507	158,779
Total								$188,774

OTC Interest Rate Swaptions Written

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Deutsche Bank AG	Call	1.50%	Pay	3-month LIBOR	2/09/18	USD	2,100	$(10,619)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.50%	Receive	3-month LIBOR	2/09/18	USD	2,100	(70,849)
Total									$(81,468)

6	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection
Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Depreciation
CDX.NA.IG Series 27 Version 1	1.00%	12/20/21	USD 2,295	$(12,197)

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.26%[1]	3-month LIBOR	N/A	1/12/17	USD	43,005	$(173,837)
1.37%[1]	3-month LIBOR	N/A	11/30/20	USD	26,130	446,332
3.39%[1]	UK RPI All Items Monthly	N/A	10/15/21	GBP	2,907	9,718
3.39%[1]	UK RPI All Items Monthly	N/A	10/15/21	GBP	2,907	8,721
3.37%[1]	UK RPI All Items Monthly	N/A	10/15/21	GBP	2,864	13,502
2.13%[2]	3-month LIBOR	N/A	8/25/25	USD	130	(545)
3.46%[2]	UK RPI All Items Monthly	N/A	10/15/26	GBP	2,907	(17,502)
3.45%[2]	UK RPI All Items Monthly	N/A	10/15/26	GBP	2,907	(23,260)
3.43%[2]	UK RPI All Items Monthly	N/A	10/15/26	GBP	2,864	(30,320)
1.77%[2]	3-month LIBOR	N/A	12/12/26	USD	15,000	(642,701)
2.38%[1]	3-month LIBOR	N/A	4/24/45	USD	1,225	49,374
2.39%[1]	3-month LIBOR	N/A	4/24/45	USD	1,220	46,415
2.83%[2]	3-month LIBOR	N/A	7/10/45	USD	2,350	150,154
Total						$(163,949)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Depreciation
Republic of the Philippines	1.00%	Bank of America N.A.	12/20/21	USD	2,678	11,537	22,716	$(11,179)

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
13.13%[1]	1-day BZDIOVER	Bank of America N.A.	7/03/17	BRL	1,630	$(529)	—	$ (529)
12.93%[1]	1-day BZDIOVER	Citibank N.A.	7/03/17	BRL	3,258	(52)	—	(52)
13.11%[1]	1-day BZDIOVER	Citibank N.A.	7/03/17	BRL	1,956	(546)	—	(546)
12.85%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	7/03/17	BRL	3,755	(373)	—	(373)
12.85%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	7/03/17	BRL	120	12	—	12
12.10%[1]	1-day BZDIOVER	Bank of America N.A.	1/02/18	BRL	3,642	(2,590)	—	(2,590)
12.08%[1]	1-day BZDIOVER	Bank of America N.A.	1/02/18	BRL	2,928	(1,887)	—	(1,887)
7.07%[2]	28-day MXIBTIIE	Citibank N.A.	11/21/18	MXN	9,141	(1,098)	—	(1,098)
7.04%[2]	28-day MXIBTIIE	Goldman Sachs International	11/21/18	MXN	19,596	(2,869)	—	(2,869)
7.06%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/21/18	MXN	10,969	(1,313)	—	(1,313)
7.00%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/21/18	MXN	9,267	(1,682)	—	(1,682)

BLACKROCK FUNDS II	DECEMBER 31, 2016	7

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7.10%[2]	28-day MXIBTIIE	Citibank N.A.	11/22/18	MXN	10,969	$(1,097)	$ (21)	$ (1,076)
6.98%[2]	28-day MXIBTIIE	Citibank N.A.	11/28/18	MXN	15,600	(3,287)	(28)	(3,259)
7.00%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/28/18	MXN	9,208	(1,779)	(17)	(1,762)
6.98%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/28/18	MXN	8,850	(1,865)	(16)	(1,849)
6.85%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/29/18	MXN	18,569	(6,064)	(31)	(6,033)
6.93%[2]	28-day MXIBTIIE	Bank of America N.A.	11/30/18	MXN	13,363	(3,449)	(69)	(3,380)
6.89%[2]	28-day MXIBTIIE	Goldman Sachs International	11/30/18	MXN	9,798	(2,872)	(49)	(2,823)
11.00%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/20	BRL	764	(1,682)	—	(1,682)
11.81%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/20	BRL	398	2,147	—	2,147
11.80%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/20	BRL	398	2,112	—	2,112
11.03%[2]	1-day BZDIOVER	Citibank N.A.	1/02/20	BRL	725	(1,402)	—	(1,402)
11.77%[2]	1-day BZDIOVER	Citibank N.A.	1/02/20	BRL	560	2,821	—	2,821
12.10%[2]	1-day BZDIOVER	Citibank N.A.	1/02/20	BRL	432	3,450	—	3,450
11.02%[2]	1-day BZDIOVER	Citibank N.A.	1/02/20	BRL	407	(837)	—	(837)
11.10%[2]	1-day BZDIOVER	Goldman Sachs International	1/02/20	BRL	1,373	(2,276)	—	(2,276)
11.10%[2]	1-day BZDIOVER	Goldman Sachs International	1/02/20	BRL	377	(617)	—	(617)
11.88%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	1,051	5,423	—	5,423
12.17%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	763	6,576	—	6,576
11.04%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	738	(1,383)	—	(1,383)
12.01%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	559	4,006	—	4,006
10.98%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	382	(922)	—	(922)
11.38%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	78	56	—	56
6.32%[2]	28-day MXIBTIIE	Goldman Sachs International	8/06/25	MXN	5,716	(26,576)	(25)	(26,551)
6.31%[1]	28-day MXIBTIIE	Deutsche Bank AG	8/11/25	MXN	7,502	37,080	34	37,046
7.78%[1]	28-day MXIBTIIE	Citibank N.A.	11/11/26	MXN	2,371	1,042	—	1,042
7.78%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/11/26	MXN	2,811	1,253	—	1,253
7.80%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/11/26	MXN	1,413	535	—	535
8.71%[1]	3-month JIBAR	JPMorgan Chase Bank N.A.	11/14/26	ZAR	1,835	(3,764)	10	(3,774)
8.71%[1]	3-month JIBAR	JPMorgan Chase Bank N.A.	11/14/26	ZAR	1,545	(3,155)	8	(3,163)
7.69%[1]	28-day MXIBTIIE	Citibank N.A.	11/18/26	MXN	989	751	3	748
7.69%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/18/26	MXN	2,286	1,736	7	1,729
7.77%[1]	28-day MXIBTIIE	Bank of America N.A.	11/20/26	MXN	3,457	1,712	30	1,682
7.75%[1]	28-day MXIBTIIE	Goldman Sachs International	11/20/26	MXN	2,465	1,428	21	1,407
Total						$(3,826)	$(143)	$ (3,683)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt

8	BLACKROCK FUNDS II	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$36,981,712	$15,898,710	$52,880,422
Corporate Bonds	—	14,070	—	14,070
Foreign Agency Obligations	—	177,217	—	177,217
Foreign Government Obligations	—	3,661,966	—	3,661,966
Non-Agency Mortgage-Backed Securities	—	31,484,697	—	31,484,697
Project Loans	—	—	20,530	20,530
U.S. Government Sponsored Agency Securities	—	510,239,880	31,590	510,271,470
U.S. Treasury Obligations	—	431,919,943	—	431,919,943
Short-Term Securities:
Certificates of Deposit	—	13,596,718	—	13,596,718
Commercial Paper	—	10,693,545	—	10,693,545
Money Market Funds	$2,997,932	—	—	2,997,932
Options Purchased:
Foreign currency exchange contracts	—	188,774	—	188,774
Liabilities:
Investments:
TBA Sale Commitments	—	(190,166,380)	—	(190,166,380)

Total	$2,997,932	$848,792,142	$15,950,830	$867,740,904

Derivative Financial Instruments[1]
Assets:
Foreign Currency Exchange Contracts	—	$461,715	—	$461,715
Interest rate contracts	$101,307	764,320	—	865,627
Other contracts	—	31,941	—	31,941
Liabilities:
Credit contracts	—	(23,376)	—	(23,376)
Foreign Currency Exchange Contracts	—	(65,062)	—	(65,062)
Interest rate contracts	(691,827)	(974,279)	—	(1,666,106)
Other contracts	—	(71,082)	—	(71,082)
Total	$(590,520)	$124,177	—	$(466,343)

[1]

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $205,742,346 are categorized as Level 2 within the disclosure hierarchy.

During the period ended December 31, 2016, there were no transfers between Level 1 and Level 2.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	DECEMBER 31, 2016	9

Schedule of Investments (concluded)	BlackRock U.S. Government Bond Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Project Loans	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of September 30, 2016	$7,587,617	$21,035	$15,076	$7,623,728
Accrued discounts/premiums	82	(11)	—	71
Net realized gain (loss)	—	(47)	—	(47)
Net change in unrealized appreciation (depreciation)[1]	4,761	95	10,038	14,894
Purchases	8,306,250	336	6,476	8,313,062
Sales	—	(878)	—	(878)

Closing Balance, as of December 31, 2016	$15,898,710	$20,530	$31,590	$15,950,830

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2016[1]	$4,761	$95	$10,038	$14,894

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

10	BLACKROCK FUNDS II	DECEMBER 31, 2016

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: February 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: February 22, 2017